UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-58431
Name of Registrant: Vanguard Valley Forge Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: December 31
Date of reporting period: September 30, 2016
Item 1: Schedule of Investments

Vanguard Balanced Index Fund

Schedule of Investments (unaudited)
As of September 30, 2016

		Market
		Value
	Shares	($000)
Common Stocks (59.8%)1
Basic Materials (1.5%)
EI du Pont de Nemours & Co.	679,605	45,513
Dow Chemical Co.	876,568	45,432
Praxair Inc.	222,811	26,922
Ecolab Inc.	206,980	25,194
Air Products & Chemicals Inc.	160,518	24,132
PPG Industries Inc.	207,174	21,413
LyondellBasell Industries NV Class A	260,309	20,997
Newmont Mining Corp.	414,827	16,299
International Paper Co.	321,338	15,418
Nucor Corp.	245,595	12,145
Alcoa Inc.	1,022,978	10,373
Freeport-McMoRan Inc.	928,973	10,089
International Flavors & Fragrances Inc.	61,633	8,812
Celanese Corp. Class A	114,611	7,628
Albemarle Corp.	87,390	7,471
Eastman Chemical Co.	106,355	7,198
Mosaic Co.	265,786	6,501
* Ashland Global Holdings Inc.	48,814	5,660
RPM International Inc.	104,224	5,599
Avery Dennison Corp.	68,064	5,295
FMC Corp.	104,639	5,058
* Axalta Coating Systems Ltd.	169,834	4,801
CF Industries Holdings Inc.	183,999	4,480
Steel Dynamics Inc.	178,772	4,467
WR Grace & Co.	55,323	4,083
Royal Gold Inc.	50,347	3,898
Reliance Steel & Aluminum Co.	53,061	3,822
NewMarket Corp.	7,724	3,316
Scotts Miracle-Gro Co. Class A	34,925	2,908
Sensient Technologies Corp.	36,348	2,755
Olin Corp.	127,164	2,609
Huntsman Corp.	157,685	2,566
CONSOL Energy Inc.	126,221	2,423
United States Steel Corp.	127,734	2,409
Cabot Corp.	44,448	2,330
PolyOne Corp.	68,464	2,315
US Silica Holdings Inc.	48,949	2,279
Chemours Co.	139,500	2,232
HB Fuller Co.	43,039	2,000
Minerals Technologies Inc.	27,992	1,979
Compass Minerals International Inc.	26,745	1,971
Balchem Corp.	24,471	1,897
Domtar Corp.	49,574	1,841
Hecla Mining Co.	301,211	1,717
* Chemtura Corp.	50,608	1,660
Worthington Industries Inc.	34,333	1,649
Westlake Chemical Corp.	30,226	1,617
* GCP Applied Technologies Inc.	55,723	1,578
Carpenter Technology Corp.	37,916	1,564

Allegheny Technologies Inc.	86,200	1,558
* Ingevity Corp.	33,227	1,532
Commercial Metals Co.	93,031	1,506
* Coeur Mining Inc.	124,300	1,470
* Stillwater Mining Co.	97,874	1,308
KapStone Paper and Packaging Corp.	67,916	1,285
* Univar Inc.	55,190	1,206
Innospec Inc.	19,307	1,174
* Cambrex Corp.	26,265	1,168
Kaiser Aluminum Corp.	13,338	1,154
Quaker Chemical Corp.	10,739	1,138
* Platform Specialty Products Corp.	138,900	1,126
Stepan Co.	15,216	1,106
Neenah Paper Inc.	13,788	1,089
* AK Steel Holding Corp.	195,400	944
* Kraton Corp.	26,421	926
* Ferro Corp.	66,664	921
* Cliffs Natural Resources Inc.	154,155	902
* Clearwater Paper Corp.	13,682	885
PH Glatfelter Co.	34,514	748
* Fairmount Santrol Holdings Inc.	82,900	703
Calgon Carbon Corp.	45,480	690
Innophos Holdings Inc.	15,510	605
A Schulman Inc.	20,012	583
* Koppers Holdings Inc.	16,605	534
Tronox Ltd. Class A	55,079	516
Tredegar Corp.	26,465	492
Rayonier Advanced Materials Inc.	34,371	460
Deltic Timber Corp.	6,307	427
Aceto Corp.	22,266	423
SunCoke Energy Inc.	52,479	421
Chase Corp.	6,079	420
* CSW Industrials Inc.	10,618	344
* Cloud Peak Energy Inc.	60,241	328
American Vanguard Corp.	19,711	317
Haynes International Inc.	8,134	302
* Century Aluminum Co.	41,600	289
* OMNOVA Solutions Inc.	34,053	287
Hawkins Inc.	6,172	267
* Veritiv Corp.	5,308	266
Gold Resource Corp.	33,890	251
* Nexeo Solutions Inc.	28,163	232
FutureFuel Corp.	18,800	212
Olympic Steel Inc.	9,300	206
* Resolute Forest Products Inc.	37,423	177
* Verso Corp.	25,400	164
* LSB Industries Inc.	18,868	162
* Codexis Inc.	33,679	150
Kronos Worldwide Inc.	17,870	148
KMG Chemicals Inc.	5,199	147
* AgroFresh Solutions Inc.	25,000	132
* Ryerson Holding Corp.	11,350	128
Ampco-Pittsburgh Corp.	10,863	120
* Senomyx Inc.	26,231	112
* Northern Technologies International Corp.	7,900	99
Synalloy Corp.	9,475	89
* ChromaDex Corp.	28,600	85

*	Westmoreland Coal Co.	8,900	79
*	Intrepid Potash Inc.	68,500	77
*	Rentech Inc.	25,934	76
*	Uranium Energy Corp.	65,085	64
*,^ Pershing Gold Corp.		13,459	61
*	NL Industries Inc.	12,860	51
*	Uni-Pixel Inc.	27,520	46
*	Handy & Harman Ltd.	2,000	42
*	Ur-Energy Inc.	79,380	39
	United-Guardian Inc.	2,401	35
*	Real Industry Inc.	5,414	33
*	General Moly Inc.	84,279	24
	Hallador Energy Co.	2,680	21
*	Solitario Exploration & Royalty Corp.	24,360	16
*	Centrus Energy Corp. Class A	500	2
	Versum Materials Inc.	55	2
			441,417
Consumer Goods (6.1%)
^	Procter & Gamble Co.	2,081,302	186,797
	Coca-Cola Co.	3,025,235	128,028
	PepsiCo Inc.	1,122,070	122,048
	Philip Morris International Inc.	1,208,462	117,487
	Altria Group Inc.	1,544,049	97,630
	NIKE Inc. Class B	1,050,451	55,306
	Colgate-Palmolive Co.	696,411	51,632
	Mondelez International Inc. Class A	1,146,348	50,325
	Kraft Heinz Co.	474,561	42,478
	Ford Motor Co.	3,038,934	36,680
	Kimberly-Clark Corp.	279,882	35,304
	Monsanto Co.	339,495	34,696
	General Motors Co.	1,091,250	34,669
	Reynolds American Inc.	667,911	31,492
	General Mills Inc.	465,947	29,765
	Activision Blizzard Inc.	517,665	22,933
	Constellation Brands Inc. Class A	130,695	21,759
	Newell Brands Inc.	373,884	19,689
	Archer-Daniels-Midland Co.	452,855	19,097
*	Electronic Arts Inc.	222,340	18,988
*	Tesla Motors Inc.	86,645	17,678
	Tyson Foods Inc. Class A	232,661	17,373
*	Monster Beverage Corp.	111,061	16,305
	ConAgra Foods Inc.	340,421	16,037
	Estee Lauder Cos. Inc. Class A	173,614	15,375
	Delphi Automotive plc	212,678	15,168
	Molson Coors Brewing Co. Class B	135,267	14,852
	Kellogg Co.	189,817	14,705
	VF Corp.	257,983	14,460
	Stanley Black & Decker Inc.	116,830	14,368
	Dr Pepper Snapple Group Inc.	144,823	13,224
	Clorox Co.	102,297	12,806
	JM Smucker Co.	88,232	11,959
	Mead Johnson Nutrition Co.	144,257	11,398
	Genuine Parts Co.	110,932	11,143
	Hershey Co.	106,728	10,203
*	Mohawk Industries Inc.	48,444	9,705
	Church & Dwight Co. Inc.	200,572	9,611
	Whirlpool Corp.	58,472	9,482

	McCormick & Co. Inc.	89,503	8,943
	Campbell Soup Co.	155,090	8,483
	DR Horton Inc.	271,187	8,190
	Mattel Inc.	263,026	7,964
*	LKQ Corp.	222,970	7,906
	Coach Inc.	215,409	7,875
	Hormel Foods Corp.	206,945	7,849
*	WhiteWave Foods Co. Class A	138,156	7,520
	Hanesbrands Inc.	296,349	7,483
	Ingredion Inc.	56,204	7,478
	Harley-Davidson Inc.	138,427	7,280
	Snap-on Inc.	46,234	7,026
	PVH Corp.	63,352	7,000
	Hasbro Inc.	87,425	6,935
	Lear Corp.	56,882	6,895
	Brown-Forman Corp. Class B	142,078	6,740
	Goodyear Tire & Rubber Co.	205,980	6,653
	Bunge Ltd.	108,839	6,446
	Lennar Corp. Class A	149,912	6,347
*	Michael Kors Holdings Ltd.	125,346	5,865
	BorgWarner Inc.	160,066	5,631
*	Middleby Corp.	44,554	5,508
*,^ Under Armour Inc. Class A		138,960	5,375
*	Under Armour Inc.	149,455	5,061
	Leucadia National Corp.	258,333	4,919
	PulteGroup Inc.	243,873	4,887
*	WABCO Holdings Inc.	41,606	4,723
*	NVR Inc.	2,863	4,695
	Leggett & Platt Inc.	102,056	4,652
	Harman International Industries Inc.	54,185	4,576
*	lululemon athletica Inc.	74,644	4,552
	Pinnacle Foods Inc.	90,045	4,518
	Ralph Lauren Corp. Class A	43,323	4,382
*	TreeHouse Foods Inc.	44,745	3,901
	Gentex Corp.	219,674	3,857
^	Polaris Industries Inc.	48,358	3,745
*	Edgewell Personal Care Co.	46,229	3,676
*	Post Holdings Inc.	47,257	3,647
	Brunswick Corp.	71,434	3,485
*	Toll Brothers Inc.	115,426	3,447
*	Herbalife Ltd.	53,828	3,337
	Carter's Inc.	37,261	3,231
	Thor Industries Inc.	36,782	3,115
*	Take-Two Interactive Software Inc.	67,229	3,031
	Pool Corp.	31,313	2,960
*	Hain Celestial Group Inc.	79,342	2,823
	Nu Skin Enterprises Inc. Class A	40,521	2,625
	B&G Foods Inc.	51,177	2,517
*	Tenneco Inc.	42,656	2,486
	Energizer Holdings Inc.	49,729	2,484
	Spectrum Brands Holdings Inc.	17,999	2,478
*	Skechers U.S.A. Inc. Class A	101,478	2,324
*	Tempur Sealy International Inc.	39,294	2,230
	Lancaster Colony Corp.	16,153	2,134
	Flowers Foods Inc.	138,060	2,087
	Tupperware Brands Corp.	31,344	2,049
	Snyder's-Lance Inc.	59,427	1,996

	CalAtlantic Group Inc.	58,294	1,949
*	Vista Outdoor Inc.	47,846	1,907
	Avon Products Inc.	331,450	1,876
	Visteon Corp.	25,959	1,860
*	Helen of Troy Ltd.	21,088	1,817
	Drew Industries Inc.	17,922	1,757
*	Darling Ingredients Inc.	127,868	1,727
	Dana Inc.	110,170	1,718
	Wolverine World Wide Inc.	74,416	1,714
*	Manitowoc Foodservice Inc.	105,452	1,710
*	Zynga Inc. Class A	587,169	1,709
*	Kate Spade & Co.	98,828	1,693
	Cooper Tire & Rubber Co.	44,287	1,684
	Fresh Del Monte Produce Inc.	27,856	1,669
	Vector Group Ltd.	76,905	1,656
*,^ Fitbit Inc. Class A		111,100	1,649
*	Blue Buffalo Pet Products Inc.	68,586	1,630
*	Dorman Products Inc.	25,062	1,601
*	TRI Pointe Group Inc.	118,515	1,562
*	Steven Madden Ltd.	43,037	1,487
	Sanderson Farms Inc.	15,063	1,451
*	Deckers Outdoor Corp.	24,006	1,430
	HNI Corp.	35,188	1,400
	J&J Snack Foods Corp.	11,583	1,380
	Herman Miller Inc.	44,885	1,284
*	Cooper-Standard Holding Inc.	12,858	1,270
	Columbia Sportswear Co.	22,052	1,251
	WD-40 Co.	11,017	1,239
	Dean Foods Co.	72,347	1,186
*	Boston Beer Co. Inc. Class A	7,084	1,100
*,^ GoPro Inc. Class A		63,800	1,064
	KB Home	65,628	1,058
	Pilgrim's Pride Corp.	49,398	1,043
*	American Axle & Manufacturing Holdings Inc.	60,473	1,041
*	Meritage Homes Corp.	29,945	1,039
*	US Foods Holding Corp.	43,480	1,027
*,^ Wayfair Inc.		25,316	997
	Universal Corp.	16,725	974
	La-Z-Boy Inc.	38,861	954
	MDC Holdings Inc.	36,807	950
	Interface Inc. Class A	54,773	914
*	Gentherm Inc.	29,092	914
	Schweitzer-Mauduit International Inc.	23,342	900
^	Cal-Maine Foods Inc.	23,244	896
^	Coty Inc. Class A	38,001	893
*	iRobot Corp.	20,249	891
	Steelcase Inc. Class A	62,028	862
*	G-III Apparel Group Ltd.	29,476	859
	Knoll Inc.	37,546	858
*	Fossil Group Inc.	30,440	845
	Oxford Industries Inc.	12,425	841
*	Central Garden & Pet Co. Class A	33,733	837
*	Universal Electronics Inc.	10,955	816
*	ACCO Brands Corp.	84,063	810
	Callaway Golf Co.	68,370	794
	Calavo Growers Inc.	11,612	760
*	Select Comfort Corp.	34,864	753

	Andersons Inc.	19,883	719
	Standard Motor Products Inc.	14,547	695
	Nutrisystem Inc.	22,376	664
*	Seaboard Corp.	192	660
*	Cavco Industries Inc.	6,396	633
	Ethan Allen Interiors Inc.	19,682	615
*	USANA Health Sciences Inc.	4,314	597
*	Nautilus Inc.	26,236	596
	Briggs & Stratton Corp.	30,814	575
*,^ LGI Homes Inc.		15,044	554
	Coca-Cola Bottling Co. Consolidated	3,739	554
	Superior Industries International Inc.	17,647	515
^	Tootsie Roll Industries Inc.	13,955	514
*	M/I Homes Inc.	21,070	497
	Winnebago Industries Inc.	20,969	494
	DTS Inc.	11,395	485
*	AdvancePierre Foods Holdings Inc.	17,000	468
*	Taylor Morrison Home Corp. Class A	25,000	440
*	Fox Factory Holding Corp.	19,100	439
	Inter Parfums Inc.	13,144	424
*	Amplify Snack Brands Inc.	26,110	423
*	Motorcar Parts of America Inc.	14,579	420
	Phibro Animal Health Corp. Class A	15,403	419
*	National Beverage Corp.	9,474	417
*	Modine Manufacturing Co.	33,956	403
*	Crocs Inc.	48,384	402
*	WCI Communities Inc.	16,871	400
	Tower International Inc.	15,607	376
	MGP Ingredients Inc.	9,048	367
	Kimball International Inc. Class B	28,321	366
*	Omega Protein Corp.	15,580	364
	Titan International Inc.	34,500	349
*	Unifi Inc.	11,745	346
*,^ William Lyon Homes Class A		18,500	343
	Medifast Inc.	8,607	325
*	Iconix Brand Group Inc.	38,910	316
*	Eastman Kodak Co.	20,574	309
*	Stoneridge Inc.	16,264	299
*	Federal-Mogul Holdings Corp.	30,219	290
	John B Sanfilippo & Son Inc.	5,657	290
*	Beazer Homes USA Inc.	24,455	285
*	Vera Bradley Inc.	18,662	283
	Libbey Inc.	15,729	281
*	Revlon Inc. Class A	7,465	275
	Flexsteel Industries Inc.	5,296	274
*,^ Freshpet Inc.		31,075	269
*	Century Communities Inc.	12,438	268
	Movado Group Inc.	12,379	266
	Culp Inc.	8,919	265
*	Nutraceutical International Corp.	8,299	259
*	Sequential Brands Group Inc.	29,778	238
	Orchids Paper Products Co.	8,653	236
	National Presto Industries Inc.	2,662	234
*	Glu Mobile Inc.	99,428	223
*	Malibu Boats Inc. Class A	14,763	220
*	Primo Water Corp.	16,420	199
	Bassett Furniture Industries Inc.	8,483	197

*	ZAGG Inc.	23,585	191
	Metaldyne Performance Group Inc.	11,900	189
*	Hovnanian Enterprises Inc. Class A	110,909	187
	Superior Uniform Group Inc.	8,600	170
*	Perry Ellis International Inc.	8,820	170
	Hooker Furniture Corp.	6,619	162
*	Farmer Brothers Co.	4,375	155
	Arctic Cat Inc.	9,186	142
	Oil-Dri Corp. of America	3,637	137
*	Lifeway Foods Inc.	8,078	137
*	Craft Brew Alliance Inc.	7,254	137
*	Alliance One International Inc.	6,819	130
*	Seneca Foods Corp. Class A	4,551	128
	A-Mark Precious Metals Inc.	7,825	126
	Johnson Outdoors Inc. Class A	3,125	114
*	Skullcandy Inc.	16,400	104
	Strattec Security Corp.	2,925	103
*	Vince Holding Corp.	18,246	103
	MCBC Holdings Inc.	8,934	102
*	Lifevantage Corp.	10,687	101
*,^ Vuzix Corp.		11,300	100
	Alico Inc.	3,661	98
	Nature's Sunshine Products Inc.	6,088	97
*	Castle Brands Inc.	111,100	97
*	Inventure Foods Inc.	10,030	94
*	Fenix Parts Inc.	23,600	93
	Weyco Group Inc.	3,470	93
*	Delta Apparel Inc.	5,200	86
*	JAKKS Pacific Inc.	9,900	86
*	New Home Co. Inc.	7,785	83
*	Differential Brands Group Inc.	14,900	83
	Lifetime Brands Inc.	6,025	81
	Limoneira Co.	4,094	77
*	Jamba Inc.	7,035	77
	Marine Products Corp.	7,638	68
*	Core Molding Technologies Inc.	3,900	66
*	Turning Point Brands Inc.	5,180	62
*	Charles & Colvard Ltd.	52,713	61
	Acme United Corp.	2,950	61
	Escalade Inc.	4,289	55
*	Skyline Corp.	3,957	54
	Rocky Brands Inc.	4,880	52
	LS Starrett Co. Class A	4,950	49
*	Black Diamond Inc.	8,914	46
*	Cherokee Inc.	4,265	44
*,^ Nova Lifestyle Inc.		10,524	38
	P&F Industries Inc. Class A	4,580	38
*	Dixie Group Inc.	6,200	31
*	Natural Alternatives International Inc.	2,300	30
*	Lipocine Inc.	6,000	27
*	Valvoline Inc.	1,107	26
*	elf Beauty Inc.	743	21
	Unique Fabricating Inc.	1,600	20
*	Emerson Radio Corp.	12,062	12
*	Zedge Inc. Class B	3,385	12
*	Willamette Valley Vineyards Inc.	902	7
*	Seventy Seven Energy Inc Escrow Line	42,434	5

* Crystal Rock Holdings Inc.	1,860	2
Stanley Furniture Co. Inc.	364	1
* Cubist Pharmaceuticals, Inc. CVR	14,500	—
* Seventy Seven Energy Inc Warrants Expire 8/1/23	2,123	—
* Seventy Seven Energy Inc Warrants Expire 8/1/21	2,359	—
		1,792,188
Consumer Services (7.9%)
* Amazon.com Inc.	314,297	263,164
Comcast Corp. Class A	1,874,052	124,325
Home Depot Inc.	962,999	123,919
Walt Disney Co.	1,126,601	104,616
Wal-Mart Stores Inc.	1,093,874	78,890
McDonald's Corp.	665,022	76,717
CVS Health Corp.	830,231	73,882
Starbucks Corp.	1,086,570	58,827
Walgreens Boots Alliance Inc.	716,456	57,761
* Priceline Group Inc.	38,463	56,598
Costco Wholesale Corp.	341,722	52,116
Lowe's Cos. Inc.	689,261	49,772
Time Warner Inc.	574,415	45,729
* Charter Communications Inc. Class A	158,236	42,719
TJX Cos. Inc.	488,944	36,563
* Netflix Inc.	316,566	31,198
Target Corp.	446,949	30,696
McKesson Corp.	175,664	29,292
* eBay Inc.	835,069	27,474
Yum! Brands Inc.	288,338	26,184
Delta Air Lines Inc.	584,818	23,018
Kroger Co.	741,698	22,014
Ross Stores Inc.	312,192	20,074
Twenty-First Century Fox Inc. Class A	819,354	19,845
* O'Reilly Automotive Inc.	70,435	19,730
Sysco Corp.	396,014	19,409
Cardinal Health Inc.	248,193	19,285
Southwest Airlines Co.	483,419	18,800
Las Vegas Sands Corp.	309,046	17,782
* AutoZone Inc.	23,028	17,693
CBS Corp. Class B	306,614	16,784
Omnicom Group Inc.	184,111	15,649
Marriott International Inc. Class A	226,931	15,279
American Airlines Group Inc.	412,518	15,102
Carnival Corp.	301,734	14,731
Nielsen Holdings plc	263,881	14,136
Dollar General Corp.	197,199	13,802
* Dollar Tree Inc.	173,818	13,719
L Brands Inc.	189,841	13,435
AmerisourceBergen Corp. Class A	141,691	11,446
Expedia Inc.	95,927	11,197
* United Continental Holdings Inc.	213,325	11,193
* Ulta Salon Cosmetics & Fragrance Inc.	46,269	11,011
Viacom Inc. Class B	276,492	10,534
Royal Caribbean Cruises Ltd.	133,944	10,039
Hilton Worldwide Holdings Inc.	423,353	9,707
* MGM Resorts International	372,805	9,704
* Chipotle Mexican Grill Inc. Class A	22,741	9,631
* DISH Network Corp. Class A	167,357	9,168
Macy's Inc.	237,985	8,817

Advance Auto Parts Inc.	54,904	8,187
Best Buy Co. Inc.	213,508	8,152
* CarMax Inc.	149,568	7,979
Twenty-First Century Fox Inc.	321,079	7,943
Aramark	190,065	7,228
Foot Locker Inc.	105,842	7,168
Whole Foods Market Inc.	248,808	7,054
Tractor Supply Co.	104,347	7,028
Interpublic Group of Cos. Inc.	308,590	6,897
* Liberty Interactive Corp. QVC Group Class A	331,062	6,625
* Rite Aid Corp.	822,450	6,325
Alaska Air Group Inc.	95,283	6,275
Kohl's Corp.	143,262	6,268
Wynn Resorts Ltd.	63,253	6,162
Tiffany & Co.	83,672	6,077
Darden Restaurants Inc.	95,522	5,857
Wyndham Worldwide Corp.	86,246	5,807
Domino's Pizza Inc.	37,679	5,722
* Sirius XM Holdings Inc.	1,350,232	5,630
* TripAdvisor Inc.	87,852	5,550
News Corp. Class A	388,750	5,435
FactSet Research Systems Inc.	31,042	5,032
Bed Bath & Beyond Inc.	116,338	5,015
^ Nordstrom Inc.	95,158	4,937
* Discovery Communications Inc.	187,189	4,925
* Liberty SiriusXM Group	139,547	4,662
KAR Auction Services Inc.	106,503	4,597
* Norwegian Cruise Line Holdings Ltd.	121,368	4,576
Signet Jewelers Ltd.	60,870	4,537
* Burlington Stores Inc.	55,734	4,516
Vail Resorts Inc.	28,567	4,482
Staples Inc.	507,745	4,341
* JetBlue Airways Corp.	250,069	4,311
Sabre Corp.	152,510	4,298
* Copart Inc.	76,715	4,109
* VCA Inc.	58,256	4,077
H&R Block Inc.	172,835	4,001
Scripps Networks Interactive Inc. Class A	62,127	3,944
Service Corp. International/US	146,383	3,885
Dun & Bradstreet Corp.	28,149	3,846
Gap Inc.	171,005	3,803
Casey's General Stores Inc.	31,233	3,753
TEGNA Inc.	170,034	3,717
Dunkin' Brands Group Inc.	71,191	3,708
Dick's Sporting Goods Inc.	65,052	3,690
* ServiceMaster Global Holdings Inc.	105,881	3,566
* Panera Bread Co. Class A	17,715	3,449
Williams-Sonoma Inc.	63,221	3,229
Six Flags Entertainment Corp.	57,970	3,108
Cinemark Holdings Inc.	79,711	3,051
* Discovery Communications Inc. Class A	108,792	2,929
* Sally Beauty Holdings Inc.	113,444	2,913
* GrubHub Inc.	66,500	2,859
* Live Nation Entertainment Inc.	103,010	2,831
CST Brands Inc.	58,852	2,830
* AutoNation Inc.	57,236	2,788
* Madison Square Garden Co. Class A	15,411	2,611

Jack in the Box Inc.	25,920	2,487
^ Cracker Barrel Old Country Store Inc.	18,506	2,447
* AMC Networks Inc. Class A	46,772	2,426
* Pandora Media Inc.	167,352	2,398
* Liberty SiriusXM Group	69,816	2,372
* Sprouts Farmers Market Inc.	113,026	2,334
GameStop Corp. Class A	83,956	2,316
American Eagle Outfitters Inc.	127,980	2,286
* Bright Horizons Family Solutions Inc.	34,097	2,281
* Hertz Global Holdings Inc.	56,540	2,271
Rollins Inc.	77,172	2,260
* Spirit Airlines Inc.	52,888	2,249
Dolby Laboratories Inc. Class A	40,630	2,206
Tribune Media Co. Class A	60,258	2,201
* Yelp Inc. Class A	52,100	2,173
* Avis Budget Group Inc.	63,476	2,172
Brinker International Inc.	42,830	2,160
* JC Penney Co. Inc.	232,526	2,144
* Buffalo Wild Wings Inc.	14,766	2,078
* Murphy USA Inc.	28,999	2,069
* Urban Outfitters Inc.	59,797	2,064
* Starz	65,441	2,041
Cable One Inc.	3,466	2,024
* Cabela's Inc.	36,075	1,982
* Beacon Roofing Supply Inc.	45,972	1,934
* Michaels Cos. Inc.	79,697	1,926
Texas Roadhouse Inc. Class A	49,259	1,923
* Hawaiian Holdings Inc.	38,624	1,877
Wendy's Co.	169,776	1,834
Cheesecake Factory Inc.	36,386	1,821
John Wiley & Sons Inc. Class A	33,985	1,754
* Groupon Inc. Class A	334,894	1,725
* Five Below Inc.	42,667	1,719
Graham Holdings Co. Class B	3,486	1,678
Big Lots Inc.	34,982	1,670
Lithia Motors Inc. Class A	17,109	1,634
Papa John's International Inc.	20,676	1,630
Chemed Corp.	11,328	1,598
Meredith Corp.	30,424	1,582
Regal Entertainment Group Class A	71,804	1,562
Bloomin' Brands Inc.	89,794	1,548
Lions Gate Entertainment Corp.	77,137	1,542
Sinclair Broadcast Group Inc. Class A	53,230	1,537
Churchill Downs Inc.	10,393	1,521
* WebMD Health Corp.	30,574	1,520
* United Natural Foods Inc.	37,923	1,518
* Acxiom Corp.	56,893	1,516
Monro Muffler Brake Inc.	24,602	1,505
* Media General Inc.	81,196	1,496
Hillenbrand Inc.	47,066	1,489
Penske Automotive Group Inc.	30,741	1,481
AMERCO	4,547	1,474
Office Depot Inc.	407,974	1,456
Matthews International Corp. Class A	23,938	1,454
Aaron's Inc.	56,492	1,436
Allegiant Travel Co. Class A	10,848	1,433
Interval Leisure Group Inc.	82,819	1,422

	Sotheby's	36,828	1,400
*	Grand Canyon Education Inc.	34,004	1,373
	PriceSmart Inc.	16,001	1,340
*	Houghton Mifflin Harcourt Co.	96,854	1,299
^	Nexstar Broadcasting Group Inc. Class A	22,376	1,291
*	Dave & Buster's Entertainment Inc.	32,705	1,281
*	Boyd Gaming Corp.	61,417	1,215
	New York Times Co. Class A	101,534	1,213
	Core-Mark Holding Co. Inc.	33,824	1,211
	Choice Hotels International Inc.	26,769	1,207
*	Stamps.com Inc.	12,588	1,190
*	Liberty TripAdvisor Holdings Inc. Class A	53,962	1,179
	Chico's FAS Inc.	97,894	1,165
	Children's Place Inc.	14,430	1,153
	Marriott Vacations Worldwide Corp.	15,518	1,138
*	Etsy Inc.	78,300	1,118
	DineEquity Inc.	13,939	1,104
*	comScore Inc.	35,473	1,088
	Gannett Co. Inc.	93,295	1,086
	Time Inc.	73,952	1,071
	Morningstar Inc.	13,483	1,069
*	Shutterfly Inc.	23,878	1,066
	DSW Inc. Class A	51,096	1,046
*	SolarCity Corp.	53,200	1,041
*	Caesars Acquisition Co. Class A	82,869	1,029
*,^ Restoration Hardware Holdings Inc.		29,700	1,027
	DeVry Education Group Inc.	44,212	1,020
*	SUPERVALU Inc.	204,073	1,018
	SkyWest Inc.	38,466	1,016
*	Ollie's Bargain Outlet Holdings Inc.	38,519	1,010
*	Liberty Media Group	35,171	990
	HSN Inc.	24,559	977
*	Diplomat Pharmacy Inc.	34,644	970
	Group 1 Automotive Inc.	15,123	966
*	Hyatt Hotels Corp. Class A	19,600	965
	Sonic Corp.	36,826	964
*	Virgin America Inc.	17,999	963
	Dillard's Inc. Class A	15,275	962
*	Popeyes Louisiana Kitchen Inc.	17,987	956
	GNC Holdings Inc. Class A	46,700	954
*	Asbury Automotive Group Inc.	17,089	951
	Caleres Inc.	35,828	906
*	MSG Networks Inc.	48,661	906
*	Belmond Ltd. Class A	69,355	881
	SpartanNash Co.	30,091	870
	Abercrombie & Fitch Co.	54,622	868
*	Genesco Inc.	15,838	863
*	Penn National Gaming Inc.	62,393	847
*	Hibbett Sports Inc.	19,289	770
	ClubCorp Holdings Inc.	52,984	767
*	Rush Enterprises Inc. Class A	31,205	764
*	Express Inc.	64,500	760
	Finish Line Inc. Class A	32,793	757
*	EW Scripps Co. Class A	47,139	750
*	Herc Holdings Inc.	22,146	746
*	La Quinta Holdings Inc.	66,341	742
	Scholastic Corp.	18,751	738

*	Ascena Retail Group Inc.	130,629	730
	SeaWorld Entertainment Inc.	53,000	714
	Extended Stay America Inc.	49,945	709
*	Quotient Technology Inc.	52,200	695
	Guess? Inc.	45,663	667
	National CineMedia Inc.	44,443	654
	Cato Corp. Class A	19,785	651
*	Performance Food Group Co.	25,937	643
	Buckle Inc.	25,989	625
*	Apollo Education Group Inc.	78,484	624
*	Denny's Corp.	56,699	606
*	BJ's Restaurants Inc.	16,675	593
*	Planet Fitness Inc. Class A	29,375	590
	International Speedway Corp. Class A	17,499	585
	Bob Evans Farms Inc.	15,220	583
	Tailored Brands Inc.	36,707	576
*	Carmike Cinemas Inc.	17,551	574
	AMC Entertainment Holdings Inc.	17,677	550
*	Gray Television Inc.	52,279	542
	World Wrestling Entertainment Inc. Class A	25,085	534
*	Fiesta Restaurant Group Inc.	21,926	526
	Barnes & Noble Inc.	46,568	526
*	Francesca's Holdings Corp.	33,900	523
	Wingstop Inc. Class A	17,834	523
*	Liberty Braves Group	29,620	515
*	Pinnacle Entertainment Inc.	41,213	509
	New Media Investment Group Inc.	31,832	493
*	Shake Shack Inc. Class A	13,559	470
	Weis Markets Inc.	8,840	469
*	Red Robin Gourmet Burgers Inc.	10,421	468
*	Isle of Capri Casinos Inc.	20,973	467
*	Liberty Media Group Class A	16,179	464
*	Providence Service Corp.	9,512	463
*	Scientific Games Corp. Class A	40,780	460
	Capella Education Co.	7,860	456
	Rent-A-Center Inc.	36,063	456
	Red Rock Resorts Inc. Class A	19,101	451
*	Lumber Liquidators Holdings Inc.	21,367	420
	Ingles Markets Inc. Class A	10,609	419
*	MarineMax Inc.	19,961	418
*	Strayer Education Inc.	8,790	410
*	Chuy's Holdings Inc.	14,662	410
	Sonic Automotive Inc. Class A	21,533	405
*	XO Group Inc.	20,857	403
*	TrueCar Inc.	42,700	403
*	K12 Inc.	27,937	401
*	Party City Holdco Inc.	23,332	399
	Marcus Corp.	15,559	390
*	Tile Shop Holdings Inc.	23,506	389
*,^ Caesars Entertainment Corp.		51,900	387
	Entravision Communications Corp. Class A	50,571	386
*	Carrols Restaurant Group Inc.	28,976	383
*	Clean Energy Fuels Corp.	83,500	373
*	Biglari Holdings Inc.	850	371
*	Chegg Inc.	51,790	367
	PetMed Express Inc.	17,401	353
	Entercom Communications Corp. Class A	27,038	350

*	SiteOne Landscape Supply Inc.	9,600	345
	MDC Partners Inc. Class A	31,914	342
*	Angie's List Inc.	34,490	342
*	Career Education Corp.	48,588	330
*	Global Eagle Entertainment Inc.	39,200	326
*	tronc Inc.	19,200	324
*,^ Zoe's Kitchen Inc.		14,569	323
*	Eldorado Resorts Inc.	22,734	320
	Haverty Furniture Cos. Inc.	15,595	313
	Carriage Services Inc. Class A	13,202	312
*	Smart & Final Stores Inc.	24,326	311
*	RetailMeNot Inc.	31,200	309
	Ruth's Hospitality Group Inc.	21,850	309
*	Regis Corp.	24,237	304
*	SP Plus Corp.	11,737	300
*	FTD Cos. Inc.	14,153	291
	Fred's Inc. Class A	31,791	288
*	Bankrate Inc.	33,808	287
	Shoe Carnival Inc.	10,511	280
	Pier 1 Imports Inc.	64,848	275
*	Vitamin Shoppe Inc.	10,088	271
*	Del Frisco's Restaurant Group Inc.	19,976	269
*	Avid Technology Inc.	33,723	268
*	Del Taco Restaurants Inc.	22,300	266
*	Potbelly Corp.	21,150	263
*	Barnes & Noble Education Inc.	27,183	260
*	Zumiez Inc.	14,000	252
	Blue Nile Inc.	7,300	251
*,^ Weight Watchers International Inc.		22,900	236
*	Rubicon Project Inc.	28,128	233
*	Sportsman's Warehouse Holdings Inc.	21,600	227
*	America's Car-Mart Inc.	6,119	223
*	1-800-Flowers.com Inc. Class A	23,555	216
*	Duluth Holdings Inc.	8,000	212
^	Natural Health Trends Corp.	7,500	212
*	Liquidity Services Inc.	18,603	209
*,^ Trupanion Inc.		12,300	208
*	El Pollo Loco Holdings Inc.	16,500	208
*	American Public Education Inc.	10,000	198
*	Habit Restaurants Inc. Class A	13,600	190
	Big 5 Sporting Goods Corp.	13,578	185
*	Full House Resorts Inc.	100,962	181
	Citi Trends Inc.	9,013	180
*	Everyday Health Inc.	23,200	178
*	Lindblad Expeditions Holdings Inc.	19,500	175
*	Tuesday Morning Corp.	29,321	175
*	Chefs' Warehouse Inc.	15,709	175
*	Conn's Inc.	16,694	172
*	Overstock.com Inc.	10,886	167
*,^ Sears Holdings Corp.		14,500	166
*	TechTarget Inc.	20,502	165
*	Daily Journal Corp.	728	159
*	Century Casinos Inc.	23,047	159
*	Ruby Tuesday Inc.	62,948	157
*	Reading International Inc. Class A	11,662	156
	Golden Entertainment Inc.	12,142	151
	Clear Channel Outdoor Holdings Inc. Class A	25,400	148

*	Monarch Casino & Resort Inc.	5,883	148
	Speedway Motorsports Inc.	8,106	145
	CSS Industries Inc.	5,470	140
*	Kirkland's Inc.	11,486	140
*	Intrawest Resorts Holdings Inc.	8,610	140
*,^ Lands' End Inc.		9,622	140
*	Ascent Capital Group Inc. Class A	6,000	139
	Collectors Universe Inc.	7,501	139
*	Care.com Inc.	13,720	137
*	West Marine Inc.	16,389	136
*	Boot Barn Holdings Inc.	11,900	135
	Stein Mart Inc.	21,111	134
*	TubeMogul Inc.	13,800	129
*	Build-A-Bear Workshop Inc.	12,206	126
*	Bridgepoint Education Inc.	17,724	122
*	Titan Machinery Inc.	11,700	122
*	Marchex Inc. Class B	43,400	120
*	Destination XL Group Inc.	27,724	120
*	Bojangles' Inc.	7,519	120
*	J Alexander's Holdings Inc.	11,698	118
*	Autobytel Inc.	6,554	117
	Saga Communications Inc. Class A	2,496	113
*	Liberty Braves Group Class A	6,471	113
	Village Super Market Inc. Class A	3,510	112
	Harte-Hanks Inc.	67,500	109
	Liberty Tax Inc.	8,330	106
	Stage Stores Inc.	18,600	104
*	QuinStreet Inc.	33,500	101
*	Travelzoo Inc.	7,700	99
*	Container Store Group Inc.	19,400	97
*	Lee Enterprises Inc.	24,525	92
*	EVINE Live Inc.	39,820	91
*	Natural Grocers by Vitamin Cottage Inc.	7,880	88
*	Radio One Inc.	28,183	85
*	PCM Inc.	3,886	84
*	YuMe Inc.	20,055	80
*	Kona Grill Inc.	6,103	77
	McClatchy Co. Class A	4,700	76
	Destination Maternity Corp.	10,343	73
	Winmark Corp.	663	70
*,^ Remark Media Inc.		14,727	67
*	New York & Co. Inc.	27,708	63
*,^ Digital Turbine Inc.		59,387	62
*	CafePress Inc.	19,289	62
*	Bravo Brio Restaurant Group Inc.	12,003	57
*	Townsquare Media Inc. Class A	5,900	55
*	Sears Hometown and Outlet Stores Inc.	10,000	49
*	Demand Media Inc.	8,480	48
*	Tilly's Inc. Class A	4,905	46
*	Luby's Inc.	10,342	44
*	Red Lion Hotels Corp.	5,286	44
	CBS Corp. Class A	800	44
*	Profire Energy Inc.	30,130	38
	Emmis Communications Corp. Class A	9,297	38
	Ark Restaurants Corp.	1,599	36
*	Noodles & Co. Class A	7,600	36
*	Papa Murphy's Holdings Inc.	5,000	32

	A H Belo Corp. Class A	3,625	27
*	Famous Dave's of America Inc.	4,588	25
*	Insignia Systems Inc.	9,200	22
*,^ FunctionX Inc.		3,896	21
*	Adolor Corp. Rights Exp. 07/01/2019	34,581	18
	RCI Hospitality Holdings Inc.	1,511	17
*	Hemisphere Media Group Inc. Class A	1,300	17
*	Gaia Inc. Class A	2,251	16
*	Rave Restaurant Group Inc.	5,000	15
*	Cambium Learning Group Inc.	2,620	14
	TheStreet Inc.	12,030	13
*	Nathan's Famous Inc.	200	10
*	Spark Networks Inc.	5,500	9
*	Gaming Partners International Corp.	800	8
*	At Home Group Inc.	551	8
*	Live Ventures Inc.	3,600	7
*	Trade Desk Inc. Class A	215	6
*	Fogo De Chao Inc.	537	6
*	Christopher & Banks Corp.	2,900	4
	Salem Media Group Inc. Class A	401	2
*	SPAR Group Inc.	1,100	1
*	RealNetworks Inc.	106	—
*	ITT Educational Services Inc.	10,358	—
*	Gerber Scientific Inc. CVR	16,800	—
			2,324,041
Financials (11.3%)
*	Berkshire Hathaway Inc. Class B	1,385,305	200,135
	JPMorgan Chase & Co.	2,810,919	187,179
	Wells Fargo & Co.	3,536,876	156,613
	Bank of America Corp.	7,920,802	123,961
	Visa Inc. Class A	1,470,186	121,584
	Citigroup Inc.	2,149,807	101,535
	Mastercard Inc. Class A	755,975	76,936
	US Bancorp	1,267,844	54,378
	Simon Property Group Inc.	244,814	50,679
	American International Group Inc.	791,433	46,964
	Goldman Sachs Group Inc.	284,742	45,920
	Chubb Ltd.	344,214	43,251
	American Express Co.	615,065	39,389
	American Tower Corporation	331,533	37,573
	Morgan Stanley	1,118,786	35,868
	PNC Financial Services Group Inc.	385,776	34,755
	Bank of New York Mellon Corp.	790,693	31,533
	MetLife Inc.	684,500	30,412
	BlackRock Inc.	82,017	29,728
	Charles Schwab Corp.	924,299	29,180
	Capital One Financial Corp.	400,324	28,755
	Prudential Financial Inc.	341,934	27,919
	Marsh & McLennan Cos. Inc.	406,382	27,329
	CME Group Inc.	250,770	26,210
	S&P Global Inc.	205,597	26,020
	Travelers Cos. Inc.	225,055	25,780
	Public Storage	114,860	25,630
	Crown Castle International Corp.	263,583	24,832
	Intercontinental Exchange Inc.	88,344	23,796
	BB&T Corp.	628,741	23,716
	Aon plc	207,859	23,382

Aflac Inc.	318,728	22,907
Prologis Inc.	407,648	21,825
Welltower Inc.	279,019	20,862
Allstate Corp.	290,866	20,122
Equinix Inc.	55,273	19,912
Ventas Inc.	273,182	19,295
AvalonBay Communities Inc.	107,958	19,199
State Street Corp.	273,115	19,017
Weyerhaeuser Co.	583,411	18,634
Equity Residential	285,792	18,385
Discover Financial Services	316,431	17,894
Synchrony Financial	617,569	17,292
SunTrust Banks Inc.	387,082	16,954
Boston Properties Inc.	119,414	16,275
* Berkshire Hathaway Inc. Class A	74	16,000
Progressive Corp.	449,271	14,152
HCP Inc.	364,396	13,829
Moody's Corp.	126,537	13,701
Willis Towers Watson plc	101,539	13,481
Realty Income Corp.	201,015	13,454
Vornado Realty Trust	130,902	13,249
Hartford Financial Services Group Inc.	302,108	12,936
M&T Bank Corp.	109,332	12,693
Ameriprise Financial Inc.	126,373	12,608
Fifth Third Bancorp	614,600	12,575
Equifax Inc.	93,015	12,518
T. Rowe Price Group Inc.	181,494	12,069
Principal Financial Group Inc.	224,377	11,558
General Growth Properties Inc.	417,262	11,516
Northern Trust Corp.	168,128	11,431
Essex Property Trust Inc.	51,142	11,389
Digital Realty Trust Inc.	115,038	11,173
* IHS Markit Ltd.	280,486	10,532
KeyCorp	844,562	10,278
Citizens Financial Group Inc.	409,354	10,115
Invesco Ltd.	318,913	9,972
Regions Financial Corp.	993,756	9,808
* Markel Corp.	10,431	9,688
Franklin Resources Inc.	271,700	9,664
* Liberty Broadband Corp.	132,723	9,487
Cincinnati Financial Corp.	124,171	9,365
Loews Corp.	221,683	9,122
Host Hotels & Resorts Inc.	578,692	9,010
First Republic Bank	115,577	8,912
Kimco Realty Corp.	306,141	8,863
Macerich Co.	107,867	8,723
Lincoln National Corp.	183,653	8,628
Federal Realty Investment Trust	55,879	8,601
SL Green Realty Corp.	78,611	8,498
Annaly Capital Management Inc.	800,378	8,404
Huntington Bancshares Inc.	844,227	8,324
Western Union Co.	378,710	7,885
VEREIT Inc.	753,889	7,818
FNF Group	203,910	7,526
Extra Space Storage Inc.	93,998	7,464
UDR Inc.	206,273	7,424
Duke Realty Corp.	270,271	7,387

Iron Mountain Inc.	193,960	7,279
XL Group Ltd.	215,659	7,253
* Arch Capital Group Ltd.	90,493	7,172
Ally Financial Inc.	358,172	6,974
Arthur J Gallagher & Co.	136,136	6,925
* CBRE Group Inc. Class A	242,708	6,791
Alexandria Real Estate Equities Inc.	60,572	6,588
TD Ameritrade Holding Corp.	186,798	6,583
Brixmor Property Group Inc.	236,627	6,576
Unum Group	184,772	6,524
Comerica Inc.	137,228	6,494
* E*TRADE Financial Corp.	215,795	6,284
Regency Centers Corp.	80,693	6,253
Everest Re Group Ltd.	32,706	6,213
* Affiliated Managers Group Inc.	42,495	6,149
Nasdaq Inc.	89,990	6,078
* Alleghany Corp.	11,203	5,882
Raymond James Financial Inc.	100,534	5,852
MSCI Inc. Class A	69,548	5,838
CIT Group Inc.	160,246	5,817
National Retail Properties Inc.	113,826	5,788
Camden Property Trust	67,313	5,637
Apartment Investment & Management Co.	121,767	5,590
Mid-America Apartment Communities Inc.	58,678	5,515
Torchmark Corp.	85,576	5,467
Omega Healthcare Investors Inc.	151,352	5,365
Reinsurance Group of America Inc. Class A	48,909	5,279
WP Carey Inc.	80,458	5,192
New York Community Bancorp Inc.	364,507	5,187
American Campus Communities Inc.	100,819	5,129
SEI Investments Co.	111,494	5,085
American Capital Agency Corp.	260,212	5,085
Kilroy Realty Corp.	72,185	5,006
Spirit Realty Capital Inc.	371,759	4,956
Zions Bancorporation	158,272	4,910
Gaming and Leisure Properties Inc.	145,958	4,882
MarketAxess Holdings Inc.	28,255	4,679
Equity LifeStyle Properties Inc.	60,572	4,675
* Signature Bank	39,217	4,645
Voya Financial Inc.	158,168	4,558
Liberty Property Trust	112,081	4,522
* SVB Financial Group	40,309	4,456
Assurant Inc.	48,174	4,444
Forest City Realty Trust Inc. Class A	189,260	4,378
Senior Housing Properties Trust	190,401	4,324
DDR Corp.	246,477	4,296
Lamar Advertising Co. Class A	63,940	4,176
* Liberty Ventures Class A	104,229	4,156
Starwood Property Trust Inc.	182,817	4,117
CBOE Holdings Inc.	63,461	4,115
Jones Lang LaSalle Inc.	36,065	4,104
East West Bancorp Inc.	111,526	4,094
WR Berkley Corp.	69,670	4,024
Highwoods Properties Inc.	76,988	4,013
Sun Communities Inc.	50,552	3,967
Douglas Emmett Inc.	107,851	3,951
American Financial Group Inc.	52,325	3,924

EPR Properties	49,099	3,866
Axis Capital Holdings Ltd.	70,668	3,839
CubeSmart	140,615	3,833
RenaissanceRe Holdings Ltd.	31,671	3,806
PacWest Bancorp	88,118	3,781
People's United Financial Inc.	235,816	3,731
Hospitality Properties Trust	125,299	3,724
Navient Corp.	252,006	3,647
Lazard Ltd. Class A	99,750	3,627
Communications Sales & Leasing Inc.	115,250	3,620
American Homes 4 Rent Class A	165,976	3,592
Weingarten Realty Investors	90,670	3,534
STORE Capital Corp.	119,142	3,511
Medical Properties Trust Inc.	234,941	3,470
Healthcare Trust of America Inc. Class A	106,052	3,459
Bank of the Ozarks Inc.	89,051	3,420
* Howard Hughes Corp.	29,052	3,326
First American Financial Corp.	84,683	3,326
DCT Industrial Trust Inc.	67,822	3,293
Cullen/Frost Bankers Inc.	45,294	3,258
Taubman Centers Inc.	43,319	3,223
Brown & Brown Inc.	84,788	3,197
* Life Storage Inc.	35,916	3,194
Old Republic International Corp.	180,015	3,172
Commerce Bancshares Inc.	63,948	3,150
Eaton Vance Corp.	80,610	3,148
Gramercy Property Trust	320,878	3,093
Endurance Specialty Holdings Ltd.	47,161	3,087
Popular Inc.	80,700	3,084
First Horizon National Corp.	201,250	3,065
Retail Properties of America Inc.	180,286	3,029
Healthcare Realty Trust Inc.	87,975	2,996
Prosperity Bancshares Inc.	53,823	2,954
Synovus Financial Corp.	90,533	2,945
CyrusOne Inc.	60,942	2,899
* Equity Commonwealth	95,746	2,893
* Zillow Group Inc.	83,417	2,890
Assured Guaranty Ltd.	103,580	2,874
Investors Bancorp Inc.	239,073	2,871
Validus Holdings Ltd.	57,290	2,854
Tanger Factory Outlet Centers Inc.	72,286	2,816
Post Properties Inc.	42,478	2,809
Hudson Pacific Properties Inc.	82,848	2,723
Umpqua Holdings Corp.	180,033	2,710
First Industrial Realty Trust Inc.	95,204	2,687
* Western Alliance Bancorp	71,421	2,681
New Residential Investment Corp.	193,100	2,667
Allied World Assurance Co. Holdings AG	65,196	2,635
Webster Financial Corp.	69,284	2,634
PrivateBancorp Inc.	57,349	2,633
Piedmont Office Realty Trust Inc. Class A	119,361	2,599
* SLM Corp.	341,970	2,555
Outfront Media Inc.	107,218	2,536
Legg Mason Inc.	74,931	2,509
Two Harbors Investment Corp.	289,117	2,466
Hanover Insurance Group Inc.	32,667	2,464
White Mountains Insurance Group Ltd.	2,960	2,457

BankUnited Inc.	81,018	2,447
Empire State Realty Trust Inc.	116,294	2,436
DuPont Fabros Technology Inc.	58,939	2,431
Rayonier Inc.	91,011	2,415
Aspen Insurance Holdings Ltd.	51,600	2,404
Acadia Realty Trust	66,095	2,395
Radian Group Inc.	175,926	2,384
Apple Hospitality REIT Inc.	127,805	2,366
Education Realty Trust Inc.	54,745	2,362
Erie Indemnity Co. Class A	22,417	2,288
Equity One Inc.	74,740	2,288
RLI Corp.	33,424	2,285
Physicians Realty Trust	106,000	2,283
Bank of Hawaii Corp.	31,179	2,264
Associated Banc-Corp	115,532	2,263
Chemical Financial Corp.	51,250	2,262
MFA Financial Inc.	301,203	2,253
Wintrust Financial Corp.	39,359	2,187
Sunstone Hotel Investors Inc.	170,791	2,184
Blackstone Mortgage Trust Inc. Class A	74,110	2,183
Chimera Investment Corp.	136,255	2,173
* MGIC Investment Corp.	271,106	2,169
CNO Financial Group Inc.	141,632	2,163
Columbia Property Trust Inc.	96,488	2,160
National Health Investors Inc.	27,452	2,154
Federated Investors Inc. Class B	72,472	2,147
Realogy Holdings Corp.	83,026	2,147
MB Financial Inc.	56,131	2,135
ProAssurance Corp.	40,632	2,132
LaSalle Hotel Properties	88,173	2,105
IBERIABANK Corp.	31,311	2,102
Washington Federal Inc.	78,535	2,095
Brandywine Realty Trust	132,642	2,072
Retail Opportunity Investments Corp.	93,592	2,055
Urban Edge Properties	72,262	2,033
FNB Corp.	164,082	2,018
Hancock Holding Co.	62,208	2,017
United Bankshares Inc.	53,512	2,016
* Texas Capital Bancshares Inc.	36,638	2,012
Paramount Group Inc.	122,305	2,005
PS Business Parks Inc.	17,535	1,991
* Stifel Financial Corp.	50,647	1,947
CoreSite Realty Corp.	26,297	1,947
* Genworth Financial Inc. Class A	391,915	1,944
Corporate Office Properties Trust	68,206	1,934
RLJ Lodging Trust	91,471	1,924
Home BancShares Inc.	91,152	1,897
^ Primerica Inc.	35,649	1,890
Care Capital Properties Inc.	65,983	1,881
Glacier Bancorp Inc.	65,766	1,876
NorthStar Realty Finance Corp.	140,759	1,854
Washington REIT	59,418	1,849
AmTrust Financial Services Inc.	68,837	1,847
First Citizens BancShares Inc. Class A	6,267	1,842
Washington Prime Group Inc.	146,762	1,817
American National Insurance Co.	14,883	1,815
UMB Financial Corp.	30,508	1,814

Fulton Financial Corp.	124,807	1,812
Valley National Bancorp	185,726	1,807
* Hope Bancorp Inc.	103,892	1,805
NorthStar Asset Management Group Inc.	138,809	1,795
Kennedy-Wilson Holdings Inc.	79,207	1,786
Kite Realty Group Trust	64,329	1,783
Pinnacle Financial Partners Inc.	32,241	1,744
Selective Insurance Group Inc.	43,609	1,738
Cathay General Bancorp	56,306	1,733
Interactive Brokers Group Inc.	49,072	1,731
QTS Realty Trust Inc. Class A	32,690	1,728
First Financial Bankshares Inc.	46,718	1,702
TCF Financial Corp.	116,567	1,691
Cousins Properties Inc.	161,871	1,690
* FirstCash Inc.	35,623	1,677
Mack-Cali Realty Corp.	61,582	1,676
Trustmark Corp.	60,501	1,667
Community Bank System Inc.	34,227	1,647
Janus Capital Group Inc.	116,348	1,630
^ LPL Financial Holdings Inc.	54,239	1,622
CBL & Associates Properties Inc.	133,285	1,618
Colony Capital Inc. Class A	87,684	1,598
Ryman Hospitality Properties Inc.	32,941	1,586
BancorpSouth Inc.	68,072	1,579
EastGroup Properties Inc.	21,413	1,575
Sterling Bancorp/DE	89,353	1,564
CVB Financial Corp.	88,452	1,558
* LendingClub Corp.	249,800	1,544
Alexander & Baldwin Inc.	40,026	1,538
Pebblebrook Hotel Trust	57,538	1,531
LTC Properties Inc.	29,299	1,523
American Assets Trust Inc.	34,375	1,491
Columbia Banking System Inc.	45,475	1,488
South State Corp.	19,796	1,486
Great Western Bancorp Inc.	44,551	1,484
DiamondRock Hospitality Co.	159,910	1,455
* Essent Group Ltd.	54,300	1,445
Lexington Realty Trust	140,031	1,442
* HRG Group Inc.	89,983	1,413
GEO Group Inc.	59,260	1,409
* Hilltop Holdings Inc.	62,227	1,398
Select Income REIT	51,737	1,392
International Bancshares Corp.	46,668	1,390
Invesco Mortgage Capital Inc.	89,890	1,369
EverBank Financial Corp.	70,327	1,362
BGC Partners Inc. Class A	153,398	1,342
Xenia Hotels & Resorts Inc.	88,065	1,337
Evercore Partners Inc. Class A	25,882	1,333
* OneMain Holdings Inc. Class A	43,065	1,333
* Blackhawk Network Holdings Inc.	43,862	1,323
Government Properties Income Trust	57,418	1,299
Argo Group International Holdings Ltd.	22,950	1,295
First Midwest Bancorp Inc.	66,842	1,294
NBT Bancorp Inc.	39,320	1,292
Sabra Health Care REIT Inc.	50,966	1,283
Monogram Residential Trust Inc.	120,142	1,278
* Zillow Group Inc. Class A	37,054	1,277

*	Enstar Group Ltd.	7,730	1,271
	Old National Bancorp	90,147	1,267
	United Community Banks Inc.	59,699	1,255
	Potlatch Corp.	32,210	1,253
*,^ Credit Acceptance Corp.		6,216	1,250
*	Eagle Bancorp Inc.	24,785	1,223
*	HealthEquity Inc.	32,022	1,212
	Colony Starwood Homes	41,873	1,202
*	PRA Group Inc.	34,740	1,200
	STAG Industrial Inc.	48,829	1,197
	New York REIT Inc.	130,264	1,192
	Capitol Federal Financial Inc.	84,270	1,186
	Rexford Industrial Realty Inc.	51,281	1,174
	Kemper Corp.	29,803	1,172
	Financial Engines Inc.	39,350	1,169
	Parkway Properties Inc.	68,711	1,169
	Pennsylvania REIT	50,728	1,168
	Independent Bank Corp.	21,031	1,138
	Chesapeake Lodging Trust	49,633	1,137
	Mercury General Corp.	20,623	1,131
	Waddell & Reed Financial Inc. Class A	62,029	1,126
^	BOK Financial Corp.	16,240	1,120
	Corrections Corp. of America	80,693	1,119
	CYS Investments Inc.	127,472	1,112
	American Equity Investment Life Holding Co.	62,216	1,103
	Horace Mann Educators Corp.	29,770	1,091
	Global Net Lease Inc.	132,438	1,081
	Renasant Corp.	32,017	1,077
	Astoria Financial Corp.	73,561	1,074
	Westamerica Bancorporation	21,107	1,074
*	Santander Consumer USA Holdings Inc.	88,300	1,074
	Towne Bank	44,109	1,060
	Ramco-Gershenson Properties Trust	56,403	1,057
	First Financial Bancorp	47,516	1,038
	Banner Corp.	23,694	1,036
	Terreno Realty Corp.	37,620	1,035
	LegacyTexas Financial Group Inc.	32,165	1,017
*	BofI Holding Inc.	44,724	1,002
	Simmons First National Corp. Class A	19,897	993
	Northwest Bancshares Inc.	63,035	990
*	FCB Financial Holdings Inc. Class A	25,403	976
	Franklin Street Properties Corp.	74,751	942
^	WisdomTree Investments Inc.	91,383	940
	WesBanco Inc.	28,343	932
	TFS Financial Corp.	52,150	929
	Park National Corp.	9,646	926
	Four Corners Property Trust Inc.	42,938	916
	Navigators Group Inc.	9,426	914
	Boston Private Financial Holdings Inc.	71,052	912
	HFF Inc. Class A	32,757	907
	WSFS Financial Corp.	24,835	906
	Redwood Trust Inc.	63,838	904
	ServisFirst Bancshares Inc.	17,129	889
	Agree Realty Corp.	17,865	883
	Apollo Commercial Real Estate Finance Inc.	53,466	875
	Artisan Partners Asset Management Inc. Class A	32,100	873
	Yadkin Financial Corp.	32,676	859

Provident Financial Services Inc.	40,366	857
National General Holdings Corp.	38,370	853
PennyMac Mortgage Investment Trust	54,665	852
* MBIA Inc.	106,387	829
* St. Joe Co.	44,798	823
Summit Hotel Properties Inc.	62,382	821
Capstead Mortgage Corp.	86,964	820
Stewart Information Services Corp.	18,408	818
First Commonwealth Financial Corp.	81,042	818
AMERISAFE Inc.	13,891	817
* Green Dot Corp. Class A	35,233	812
BNC Bancorp	33,406	812
Ameris Bancorp	23,224	812
Union Bankshares Corp.	29,955	802
Kearny Financial Corp.	58,847	801
RE/MAX Holdings Inc. Class A	18,109	793
Tompkins Financial Corp.	10,288	786
Beneficial Bancorp Inc.	53,118	781
* KCG Holdings Inc. Class A	50,132	779
* Black Knight Financial Services Inc. Class A	18,979	776
First Merchants Corp.	28,865	772
New Senior Investment Group Inc.	65,374	754
^ Seritage Growth Properties Class A	14,817	751
Nelnet Inc. Class A	18,272	738
CenterState Banks Inc.	41,016	727
ARMOUR Residential REIT Inc.	31,917	719
Meridian Bancorp Inc.	46,088	718
Alexander's Inc.	1,706	716
Safety Insurance Group Inc.	10,620	714
Hannon Armstrong Sustainable Infrastructure Capital Inc.	30,458	712
Lakeland Financial Corp.	20,038	710
American Capital Mortgage Investment Corp.	41,238	709
Infinity Property & Casualty Corp.	8,531	705
NRG Yield Inc. Class A	42,300	690
S&T Bancorp Inc.	23,800	690
United Fire Group Inc.	16,118	682
Employers Holdings Inc.	22,686	677
Universal Insurance Holdings Inc.	26,161	659
FelCor Lodging Trust Inc.	102,484	659
* FNFV Group	52,566	656
Sandy Spring Bancorp Inc.	21,437	656
Cohen & Steers Inc.	15,278	653
Universal Health Realty Income Trust	10,357	653
Cardinal Financial Corp.	24,705	645
Investors Real Estate Trust	106,895	636
CareTrust REIT Inc.	42,330	626
Banc of California Inc.	35,799	625
State Bank Financial Corp.	27,249	622
Saul Centers Inc.	9,308	620
Heartland Financial USA Inc.	16,997	613
* Piper Jaffray Cos.	12,632	610
Capital Bank Financial Corp.	18,822	604
Chatham Lodging Trust	31,385	604
* iStar Inc.	56,017	601
Berkshire Hills Bancorp Inc.	21,621	599
Anworth Mortgage Asset Corp.	121,510	598
Getty Realty Corp.	24,888	596

	Southside Bancshares Inc.	18,324	590
	Hanmi Financial Corp.	22,358	589
	Monmouth Real Estate Investment Corp.	41,116	587
*	Walker & Dunlop Inc.	22,991	581
*,^ LendingTree Inc.		5,965	578
	City Holding Co.	11,453	576
	FBL Financial Group Inc. Class A	8,929	571
	Tier REIT Inc.	36,875	569
	Hersha Hospitality Trust Class A	31,582	569
	NRG Yield Inc.	33,500	568
	Maiden Holdings Ltd.	44,637	566
	National Storage Affiliates Trust	26,959	565
	National Bank Holdings Corp. Class A	23,983	560
	Flushing Financial Corp.	23,366	554
*	Third Point Reinsurance Ltd.	46,083	553
*	Customers Bancorp Inc.	21,681	546
	Easterly Government Properties Inc.	28,569	545
	First of Long Island Corp.	16,369	543
	New York Mortgage Trust Inc.	89,300	538
	Univest Corp. of Pennsylvania	22,840	534
	Silver Bay Realty Trust Corp.	29,792	522
	First Busey Corp.	22,966	519
	InfraREIT Inc.	28,600	519
*	Pacific Premier Bancorp Inc.	19,424	514
	Brookline Bancorp Inc.	41,790	509
	Urstadt Biddle Properties Inc. Class A	22,896	509
	Stock Yards Bancorp Inc.	15,345	506
	Enterprise Financial Services Corp.	16,118	504
	BancFirst Corp.	6,946	504
	Dime Community Bancshares Inc.	30,008	503
	Oritani Financial Corp.	31,918	502
	Lakeland Bancorp Inc.	35,332	496
	Greenhill & Co. Inc.	20,755	489
*	Flagstar Bancorp Inc.	17,222	478
	Northfield Bancorp Inc.	29,510	475
	CoBiz Financial Inc.	35,515	473
*	Greenlight Capital Re Ltd. Class A	23,027	471
	Virtus Investment Partners Inc.	4,779	468
*	HomeStreet Inc.	18,571	465
	Independent Bank Group Inc.	10,469	462
	German American Bancorp Inc.	11,832	461
	Cedar Realty Trust Inc.	63,629	458
*	First BanCorp	87,808	457
	Investment Technology Group Inc.	26,214	449
	Opus Bank	12,700	449
	Central Pacific Financial Corp.	17,800	448
	TriCo Bancshares	16,559	443
	Altisource Residential Corp.	39,600	432
*	Cowen Group Inc. Class A	117,762	427
*	INTL. FCStone Inc.	10,901	424
	United Financial Bancorp Inc.	30,405	421
*	Forestar Group Inc.	35,600	417
*	First Hawaiian Inc.	15,491	416
	National Western Life Group Inc. Class A	2,004	412
*	Ambac Financial Group Inc.	22,298	410
	Moelis & Co. Class A	15,070	405
	First Interstate BancSystem Inc. Class A	12,825	404

	Ashford Hospitality Trust Inc.	67,655	399
	TrustCo Bank Corp. NY	56,157	398
*	WMIH Corp.	169,546	397
*	EZCORP Inc. Class A	35,838	396
	Diamond Hill Investment Group Inc.	2,134	394
	Ladder Capital Corp.	29,256	387
	James River Group Holdings Ltd.	10,700	387
	Community Trust Bancorp Inc.	10,390	386
	MainSource Financial Group Inc.	15,445	385
	Park Sterling Corp.	47,225	383
	Bryn Mawr Bank Corp.	11,906	381
	ConnectOne Bancorp Inc.	21,076	381
	Meta Financial Group Inc.	6,276	380
*	NMI Holdings Inc. Class A	49,900	380
	PJT Partners Inc.	13,797	376
	OFG Bancorp	37,200	376
	First Financial Corp.	9,206	375
*	Seacoast Banking Corp. of Florida	22,685	365
*	Encore Capital Group Inc.	16,077	361
	Fidelity Southern Corp.	19,619	361
	Preferred Bank	9,976	357
*	Nationstar Mortgage Holdings Inc.	24,010	356
	First Potomac Realty Trust	38,500	352
*	Tejon Ranch Co.	14,022	341
*	Marcus & Millichap Inc.	12,950	339
	First Bancorp	16,901	334
*	Altisource Portfolio Solutions SA	10,289	333
	Camden National Corp.	6,945	332
	One Liberty Properties Inc.	13,598	329
	1st Source Corp.	9,196	328
	Arlington Asset Investment Corp. Class A	21,986	325
	Washington Trust Bancorp Inc.	8,060	324
	Western Asset Mortgage Capital Corp.	31,000	323
	AG Mortgage Investment Trust Inc.	20,299	320
	OceanFirst Financial Corp.	16,579	319
	Heritage Financial Corp.	17,775	319
	Independence Realty Trust Inc.	35,127	316
	CatchMark Timber Trust Inc. Class A	26,945	315
	Suffolk Bancorp	9,005	313
	Financial Institutions Inc.	11,507	312
	Ares Commercial Real Estate Corp.	24,395	307
	Dynex Capital Inc.	41,317	307
*	TriState Capital Holdings Inc.	18,857	305
	Blue Hills Bancorp Inc.	20,100	302
	Great Southern Bancorp Inc.	7,404	301
	First Defiance Financial Corp.	6,712	300
*,^ Citizens Inc. Class A		31,923	299
	Resource Capital Corp.	23,225	298
	NexPoint Residential Trust Inc.	15,066	296
*	Franklin Financial Network Inc.	7,802	292
	State National Cos. Inc.	26,100	290
	Horizon Bancorp	9,846	289
	Preferred Apartment Communities Inc. Class A	21,265	287
*	PennyMac Financial Services Inc. Class A	16,850	287
	Virtu Financial Inc. Class A	19,072	286
	State Auto Financial Corp.	11,941	284
	Independent Bank Corp.	16,754	282

Consolidated-Tomoka Land Co.	5,500	282
Southwest Bancorp Inc.	14,810	281
Waterstone Financial Inc.	16,494	280
First Community Bancshares Inc.	11,246	279
Bank of Marin Bancorp	5,595	278
Pacific Continental Corp.	16,412	276
OneBeacon Insurance Group Ltd. Class A	19,239	275
Heritage Insurance Holdings Inc.	18,800	271
Sun Bancorp Inc.	11,720	270
CorEnergy Infrastructure Trust Inc.	9,105	267
Peoples Bancorp Inc.	10,757	265
Westwood Holdings Group Inc.	4,973	264
Citizens & Northern Corp.	12,016	264
Houlihan Lokey Inc.	10,414	261
Whitestone REIT	18,700	260
* Atlantic Capital Bancshares Inc.	17,236	258
Bridge Bancorp Inc.	8,986	257
RAIT Financial Trust	75,172	254
QCR Holdings Inc.	7,951	252
Armada Hoffler Properties Inc.	18,554	249
* Bancorp Inc.	38,630	248
Mercantile Bank Corp.	9,119	245
RMR Group Inc. Class A	6,435	244
Old Second Bancorp Inc.	28,950	241
Heritage Commerce Corp.	21,758	238
* Ladenburg Thalmann Financial Services Inc.	102,733	237
Fidelity & Guaranty Life	10,100	234
HCI Group Inc.	7,700	234
National Bankshares Inc.	6,344	233
* PICO Holdings Inc.	19,680	232
* Allegiance Bancshares Inc.	8,582	232
Bank Mutual Corp.	30,162	232
* Safeguard Scientifics Inc.	17,815	231
Charter Financial Corp.	17,521	226
* First Foundation Inc.	9,100	225
* Ocwen Financial Corp.	61,000	224
* Global Indemnity plc	7,532	224
United Community Financial Corp.	31,306	223
* Southern First Bancshares Inc.	8,028	221
Guaranty Bancorp	12,389	221
* Enova International Inc.	22,835	221
Arrow Financial Corp.	6,713	220
United Insurance Holdings Corp.	12,856	218
Ashford Hospitality Prime Inc.	15,400	217
Gladstone Commercial Corp.	11,598	216
Community Healthcare Trust Inc.	9,800	215
GAIN Capital Holdings Inc.	34,755	215
Orchid Island Capital Inc.	20,500	214
Enterprise Bancorp Inc.	7,609	213
Republic Bancorp Inc. Class A	6,737	209
* National Commerce Corp.	7,700	208
* AV Homes Inc.	12,328	205
Premier Financial Bancorp Inc.	11,911	204
People's Utah Bancorp	9,900	201
* CU Bancorp	8,829	201
Home Bancorp Inc.	7,183	201
BankFinancial Corp.	15,767	200

Heritage Oaks Bancorp	24,358	200
* Nicolet Bankshares Inc.	5,142	197
Arbor Realty Trust Inc.	26,233	195
National Interstate Corp.	5,953	194
Sierra Bancorp	10,207	191
2 Federal Agricultural Mortgage Corp.	4,811	190
Farmers Capital Bank Corp.	6,408	190
Reis Inc.	9,275	190
Capital City Bank Group Inc.	12,593	186
Newcastle Investment Corp.	40,726	185
* Cascade Bancorp	30,288	184
Carolina Financial Corp.	8,200	183
CNB Financial Corp.	8,629	183
* eHealth Inc.	16,200	182
Stonegate Bank	5,355	181
City Office REIT Inc.	14,150	180
West Bancorporation Inc.	9,152	179
Peapack Gladstone Financial Corp.	7,971	179
First Bancorp Inc.	7,436	178
* Triumph Bancorp Inc.	8,749	174
* MoneyGram International Inc.	24,360	173
Macatawa Bank Corp.	21,442	171
SI Financial Group Inc.	12,894	170
* World Acceptance Corp.	3,430	168
Ames National Corp.	6,054	167
Merchants Bancshares Inc.	5,163	167
Owens Realty Mortgage Inc.	9,538	165
Great Ajax Corp.	12,039	164
* Green Bancorp Inc.	14,900	163
* CommunityOne Bancorp	11,711	162
MidWestOne Financial Group Inc.	5,318	162
EMC Insurance Group Inc.	5,982	161
Peoples Financial Services Corp.	3,941	161
ESSA Bancorp Inc.	11,543	160
Federated National Holding Co.	8,530	159
* Atlantic Coast Financial Corp.	24,886	157
* Atlas Financial Holdings Inc.	9,560	151
* On Deck Capital Inc.	26,412	151
Bluerock Residential Growth REIT Inc. Class A	11,410	148
* Walter Investment Management Corp.	36,272	147
Kinsale Capital Group Inc.	6,621	146
* HarborOne Bancorp Inc.	9,200	145
Access National Corp.	5,974	143
Parke Bancorp Inc.	9,458	141
UMH Properties Inc.	11,700	139
Marlin Business Services Corp.	7,089	137
Territorial Bancorp Inc.	4,784	137
FBR & Co.	10,067	133
* First NBC Bank Holding Co.	13,834	131
* Stonegate Mortgage Corp.	28,500	131
* Stratus Properties Inc.	5,300	129
* Impac Mortgage Holdings Inc.	9,700	128
Associated Capital Group Inc. Class A	3,601	128
* Hallmark Financial Services Inc.	12,230	126
* Regional Management Corp.	5,786	125
ZAIS Financial Corp.	8,600	124
Provident Financial Holdings Inc.	6,338	124

* Republic First Bancorp Inc.	29,959	123
* Xenith Bankshares Inc.	53,206	123
First Bancshares Inc.	6,000	117
* Trinity Place Holdings Inc.	11,919	117
First Mid-Illinois Bancshares Inc.	4,248	116
* BSB Bancorp Inc.	4,902	115
Shore Bancshares Inc.	9,700	114
Old Line Bancshares Inc.	5,764	114
Northrim BanCorp Inc.	4,388	113
* NewStar Financial Inc.	11,631	113
Cherry Hill Mortgage Investment Corp.	6,580	113
Sotherly Hotels Inc.	21,370	112
Southern National Bancorp of Virginia Inc.	8,500	111
* FRP Holdings Inc.	3,570	111
Pzena Investment Management Inc. Class A	14,284	110
MBT Financial Corp.	12,122	110
First Financial Northwest Inc.	7,735	110
Jernigan Capital Inc.	5,700	109
American Farmland Co.	13,696	108
* Westbury Bancorp Inc.	5,422	107
Manning & Napier Inc.	15,067	107
Penns Woods Bancorp Inc.	2,387	106
Westfield Financial Inc.	13,768	105
Clifton Bancorp Inc.	6,817	104
Bear State Financial Inc.	11,300	104
Donegal Group Inc. Class A	6,422	103
* HomeTrust Bancshares Inc.	5,580	103
GAMCO Investors Inc. Class A	3,601	103
Midland States Bancorp Inc.	4,000	101
* Equity Bancshares Inc. Class A	3,900	101
* Veritex Holdings Inc.	5,800	101
Tiptree Financial Inc. Class A	16,964	101
Central Valley Community Bancorp	6,320	100
* CardConnect Corp.	10,000	98
Ocean Shore Holding Co.	4,300	97
* Commerce Union Bancshares Inc.	4,900	97
Baldwin & Lyons Inc.	3,767	97
Independence Holding Co.	5,585	96
First Business Financial Services Inc.	4,080	96
Century Bancorp Inc. Class A	2,107	96
^ CPI Card Group Inc.	15,460	93
Wheeler REIT Inc.	53,200	93
Global Medical REIT Inc.	9,376	92
First Internet Bancorp	3,935	91
American National Bankshares Inc.	3,239	91
* Coastway Bancorp Inc.	6,522	89
Silvercrest Asset Management Group Inc. Class A	7,359	87
Calamos Asset Management Inc. Class A	12,700	87
AmeriServ Financial Inc.	25,974	85
California First National Bancorp	6,064	85
First Connecticut Bancorp Inc.	4,669	83
Lake Sunapee Bank Group	4,514	82
MutualFirst Financial Inc.	2,926	81
Investors Title Co.	812	81
Oppenheimer Holdings Inc. Class A	5,519	79
* RMG Networks Holding Corp.	89,200	79
* MedEquities Realty Trust Inc.	6,300	74

United Bancshares Inc.	3,700	74
Blue Capital Reinsurance Holdings Ltd.	4,034	74
Bar Harbor Bankshares	2,010	74
* First United Corp.	5,917	73
C&F Financial Corp.	1,595	69
* Consumer Portfolio Services Inc.	14,900	68
* Pacific Mercantile Bancorp	8,758	65
United Bancorp Inc.	5,633	61
* Emergent Capital Inc.	20,730	61
^ United Development Funding IV	18,535	59
2 Federal Agricultural Mortgage Corp. Class A	1,200	56
First Savings Financial Group Inc.	1,513	55
Hennessy Advisors Inc.	1,500	53
Hingham Institution for Savings	378	52
Atlantic American Corp.	15,600	51
Five Oaks Investment Corp.	8,913	51
HopFed Bancorp Inc.	4,115	46
Orrstown Financial Services Inc.	2,308	46
Northeast Bancorp	3,351	39
Ellington Residential Mortgage REIT	2,900	38
* Asta Funding Inc.	3,563	37
Summit State Bank	2,667	36
* American River Bankshares	3,207	35
MidSouth Bancorp Inc.	3,241	34
Middleburg Financial Corp.	1,173	33
* Ashford Inc.	669	32
Eastern Virginia Bankshares Inc.	3,288	26
Farmland Partners Inc.	2,258	25
United Community Bancorp	1,400	21
Gladstone Land Corp.	1,800	19
Salisbury Bancorp Inc.	482	15
* FB Financial Corp.	736	15
* 1347 Property Insurance Holdings Inc.	1,800	11
Citizens First Corp.	700	11
* First Acceptance Corp.	10,492	11
IF Bancorp Inc.	542	10
* Maui Land & Pineapple Co. Inc.	1,499	10
* Carolina Bank Holdings Inc.	500	10
* Malvern Bancorp Inc.	500	8
Investar Holding Corp.	400	6
* Performant Financial Corp.	2,054	6
* Security National Financial Corp. Class A	964	6
WVS Financial Corp.	400	5
US Global Investors Inc. Class A	1,100	2
1st Constitution Bancorp	134	2
* American Realty Investors Inc.	200	2
Home Federal Bancorp Inc.	55	1
* Ambit Biosciences Corp. CVR Rights	1,900	1
* SmartFinancial Inc.	4	—
* Allen Organ Co. Escrow Shares	1,400	—
		3,348,739
Health Care (7.9%)
Johnson & Johnson	2,133,374	252,015
Pfizer Inc.	4,726,284	160,079
Merck & Co. Inc.	2,154,088	134,437
UnitedHealth Group Inc.	743,047	104,027
Amgen Inc.	584,423	97,488

Medtronic plc	1,087,357	93,948
Gilead Sciences Inc.	1,028,645	81,386
AbbVie Inc.	1,270,766	80,147
* Allergan plc	308,183	70,978
Bristol-Myers Squibb Co.	1,300,201	70,107
* Celgene Corp.	604,919	63,232
Eli Lilly & Co.	775,702	62,258
* Biogen Inc.	170,912	53,501
Thermo Fisher Scientific Inc.	307,373	48,891
Abbott Laboratories	1,142,498	48,316
* Express Scripts Holding Co.	491,234	34,647
Aetna Inc.	272,306	31,438
Becton Dickinson and Co.	166,019	29,839
Stryker Corp.	233,738	27,209
Cigna Corp.	199,470	25,995
Anthem Inc.	204,902	25,676
* Boston Scientific Corp.	1,062,313	25,283
* Regeneron Pharmaceuticals Inc.	60,435	24,296
* Intuitive Surgical Inc.	30,207	21,895
* Illumina Inc.	113,841	20,680
Humana Inc.	116,016	20,522
* Alexion Pharmaceuticals Inc.	165,526	20,284
Zoetis Inc.	386,908	20,123
* Edwards Lifesciences Corp.	166,256	20,044
Zimmer Biomet Holdings Inc.	148,638	19,326
* HCA Holdings Inc.	251,896	19,051
Baxter International Inc.	382,351	18,200
St. Jude Medical Inc.	221,253	17,647
* Vertex Pharmaceuticals Inc.	192,156	16,758
* Mylan NV	355,117	13,537
CR Bard Inc.	57,370	12,867
* Incyte Corp.	124,223	11,713
* BioMarin Pharmaceutical Inc.	126,129	11,669
Dentsply Sirona Inc.	183,231	10,889
* Laboratory Corp. of America Holdings	79,011	10,862
* Henry Schein Inc.	63,885	10,412
Perrigo Co. plc	105,009	9,695
* Waters Corp.	59,366	9,409
Quest Diagnostics Inc.	106,187	8,987
Universal Health Services Inc. Class B	69,802	8,601
* DaVita Inc.	127,676	8,436
* Centene Corp.	125,939	8,433
* Hologic Inc.	215,837	8,381
* IDEXX Laboratories Inc.	69,970	7,888
* Varian Medical Systems Inc.	71,899	7,156
ResMed Inc.	109,129	7,070
Cooper Cos. Inc.	37,759	6,769
* Mallinckrodt plc	84,262	5,880
Teleflex Inc.	34,527	5,802
* Quintiles IMS Holdings Inc.	70,712	5,732
* Jazz Pharmaceuticals plc	45,535	5,532
* Alkermes plc	117,229	5,513
* DexCom Inc.	61,553	5,396
* Align Technology Inc.	56,579	5,304
STERIS plc	66,929	4,893
* MEDNAX Inc.	72,984	4,835
West Pharmaceutical Services Inc.	57,602	4,291

*	Seattle Genetics Inc.	76,929	4,155
*	WellCare Health Plans Inc.	34,746	4,068
*	United Therapeutics Corp.	33,786	3,989
*	Alnylam Pharmaceuticals Inc.	56,538	3,832
*	ABIOMED Inc.	29,561	3,801
*	Ionis Pharmaceuticals Inc.	95,289	3,491
*	Neurocrine Biosciences Inc.	68,052	3,446
*	Envision Healthcare Holdings Inc.	146,205	3,256
	Bio-Techne Corp.	28,682	3,141
*	Endo International plc	154,566	3,115
*	Charles River Laboratories International Inc.	36,915	3,076
*	Cepheid	56,885	2,997
	Patterson Cos. Inc.	63,895	2,935
*	Alere Inc.	67,004	2,897
*	PAREXEL International Corp.	41,664	2,894
*	Amsurg Corp.	43,095	2,890
*	Acadia Healthcare Co. Inc.	57,900	2,869
	Hill-Rom Holdings Inc.	45,449	2,817
*,^ OPKO Health Inc.		259,243	2,745
	HealthSouth Corp.	67,129	2,723
*	TESARO Inc.	26,398	2,646
*	Bio-Rad Laboratories Inc. Class A	15,943	2,612
*	NuVasive Inc.	39,076	2,605
*	Brookdale Senior Living Inc.	147,827	2,580
*	Catalent Inc.	96,762	2,500
*	Sarepta Therapeutics Inc.	39,079	2,400
*	ACADIA Pharmaceuticals Inc.	74,078	2,356
*	Horizon Pharma plc	126,368	2,291
*	Exelixis Inc.	178,780	2,287
	Healthcare Services Group Inc.	53,325	2,111
*	Medicines Co.	55,167	2,082
*	Masimo Corp.	34,933	2,078
*	Prestige Brands Holdings Inc.	42,929	2,072
*,^ Intercept Pharmaceuticals Inc.		12,300	2,024
*	Bluebird Bio Inc.	29,810	2,021
*	LifePoint Health Inc.	33,934	2,010
	Cantel Medical Corp.	25,505	1,989
*	Ultragenyx Pharmaceutical Inc.	27,692	1,964
*	Wright Medical Group NV	79,117	1,941
*	Akorn Inc.	70,001	1,908
*	Integra LifeSciences Holdings Corp.	23,062	1,904
*	Molina Healthcare Inc.	32,634	1,903
*,^ Juno Therapeutics Inc.		62,860	1,886
*	Nektar Therapeutics	109,103	1,874
*	VWR Corp.	65,917	1,869
*	ARIAD Pharmaceuticals Inc.	136,393	1,867
	Bruker Corp.	81,884	1,855
*	Insulet Corp.	44,848	1,836
*,^ Kite Pharma Inc.		31,592	1,765
*	INC Research Holdings Inc. Class A	39,165	1,746
*	Nevro Corp.	16,645	1,738
*	Team Health Holdings Inc.	53,239	1,733
	Owens & Minor Inc.	47,865	1,662
*	Ironwood Pharmaceuticals Inc. Class A	102,916	1,634
*	Neogen Corp.	28,282	1,582
*	Radius Health Inc.	28,500	1,542
*	Exact Sciences Corp.	81,566	1,515

*	HMS Holdings Corp.	68,186	1,512
*	Penumbra Inc.	19,500	1,482
*	Ligand Pharmaceuticals Inc.	14,201	1,449
*	Tenet Healthcare Corp.	63,859	1,447
*	Puma Biotechnology Inc.	21,543	1,444
*	Impax Laboratories Inc.	60,014	1,422
*	ICU Medical Inc.	11,206	1,416
*	Haemonetics Corp.	38,602	1,398
*	PRA Health Sciences Inc.	23,634	1,336
*	Agios Pharmaceuticals Inc.	24,579	1,298
*	Halyard Health Inc.	37,063	1,285
*	Depomed Inc.	50,761	1,269
*	NxStage Medical Inc.	50,272	1,256
*	Ophthotech Corp.	26,152	1,206
*	Globus Medical Inc.	51,639	1,165
*,^ Intrexon Corp.		41,357	1,159
*	Myriad Genetics Inc.	55,482	1,142
*	Select Medical Holdings Corp.	83,555	1,128
*	Alder Biopharmaceuticals Inc.	34,262	1,123
*	Sage Therapeutics Inc.	24,342	1,121
*	Surgical Care Affiliates Inc.	22,969	1,120
*	Five Prime Therapeutics Inc.	21,000	1,102
*	Amedisys Inc.	23,114	1,097
*	Zeltiq Aesthetics Inc.	27,800	1,090
*	Spark Therapeutics Inc.	17,901	1,075
*	Theravance Biopharma Inc.	29,221	1,059
*	Community Health Systems Inc.	89,346	1,031
*	Omnicell Inc.	26,611	1,019
*	Halozyme Therapeutics Inc.	84,280	1,018
*	Magellan Health Inc.	18,946	1,018
*	Supernus Pharmaceuticals Inc.	40,674	1,006
*	Pacira Pharmaceuticals Inc.	29,184	999
*	Natus Medical Inc.	24,831	976
*	Inogen Inc.	16,109	965
*,^ Clovis Oncology Inc.		26,500	955
*	Cynosure Inc. Class A	18,158	925
*	TherapeuticsMD Inc.	129,757	884
*	Aerie Pharmaceuticals Inc.	23,000	868
*,^ Cempra Inc.		35,791	866
*	FibroGen Inc.	41,602	861
*	Emergent BioSolutions Inc.	27,303	861
	Abaxis Inc.	16,612	858
*	Spectranetics Corp.	33,926	851
	Analogic Corp.	9,555	847
*	Air Methods Corp.	26,835	845
*	Portola Pharmaceuticals Inc.	37,200	845
*	Acceleron Pharma Inc.	22,870	828
*	Repligen Corp.	27,366	826
*	Array BioPharma Inc.	119,960	810
*	Acorda Therapeutics Inc.	38,491	804
	CONMED Corp.	19,509	782
	Ensign Group Inc.	38,640	778
*	Amicus Therapeutics Inc.	104,252	771
*	Achillion Pharmaceuticals Inc.	92,603	750
*	MacroGenics Inc.	25,037	749
*	Endologix Inc.	58,416	748
*	Innoviva Inc.	67,913	746

*	Merit Medical Systems Inc.	29,628	720
*	Synergy Pharmaceuticals Inc.	130,500	719
*	Dermira Inc.	20,854	705
	Meridian Bioscience Inc.	36,345	701
*	Insmed Inc.	47,926	696
*	Lannett Co. Inc.	25,424	676
	Kindred Healthcare Inc.	65,811	673
*	Retrophin Inc.	29,542	661
*	PharMerica Corp.	23,476	659
*	AMAG Pharmaceuticals Inc.	26,859	658
*	Luminex Corp.	28,912	657
*	Healthways Inc.	24,729	654
*	Vascular Solutions Inc.	13,527	652
*	Xencor Inc.	25,702	629
*	Orthofix International NV	14,470	619
*	MiMedx Group Inc.	71,711	615
*	Momenta Pharmaceuticals Inc.	52,300	611
*	Merrimack Pharmaceuticals Inc.	95,989	610
	US Physical Therapy Inc.	9,706	609
*	Pacific Biosciences of California Inc.	66,498	596
*	Cardiovascular Systems Inc.	24,933	592
*	Lexicon Pharmaceuticals Inc.	32,614	589
*	Anika Therapeutics Inc.	12,221	585
*	Raptor Pharmaceutical Corp.	64,759	581
*	Accelerate Diagnostics Inc.	21,120	576
*	Glaukos Corp.	14,551	549
*	HealthStream Inc.	19,723	544
*	Corcept Therapeutics Inc.	82,598	537
*,^ Eagle Pharmaceuticals Inc.		7,570	530
*	Cerus Corp.	84,520	525
*	Amphastar Pharmaceuticals Inc.	27,636	524
*	LHC Group Inc.	13,933	514
*	Coherus Biosciences Inc.	18,935	507
*,^ ZIOPHARM Oncology Inc.		86,193	485
*	Vanda Pharmaceuticals Inc.	29,107	484
	Atrion Corp.	1,134	484
*	Inovio Pharmaceuticals Inc.	49,399	460
*	Quidel Corp.	20,812	460
	National HealthCare Corp.	6,871	453
	PDL BioPharma Inc.	134,400	450
*,^ Adeptus Health Inc. Class A		10,440	449
*	Heron Therapeutics Inc.	26,000	448
*	Avexis Inc.	10,700	441
*	ANI Pharmaceuticals Inc.	6,569	436
*	Vitae Pharmaceuticals Inc.	20,700	433
*,^ Novavax Inc.		207,680	432
*	Triple-S Management Corp. Class B	19,528	428
*	AtriCure Inc.	26,967	427
*	Global Blood Therapeutics Inc.	18,400	424
*	BioTelemetry Inc.	22,500	418
	CryoLife Inc.	23,566	414
*	NeoGenomics Inc.	50,349	414
*	GenMark Diagnostics Inc.	34,376	406
*	AngioDynamics Inc.	22,580	396
*	Accuray Inc.	62,149	396
*	Capital Senior Living Corp.	23,380	393
*	Intra-Cellular Therapies Inc. Class A	25,772	393

*,^ Omeros Corp.		34,863	389
*	Agenus Inc.	54,100	388
*	SciClone Pharmaceuticals Inc.	37,079	380
*	Bellicum Pharmaceuticals Inc.	19,028	379
*	PTC Therapeutics Inc.	27,000	378
*	Tobira Therapeutics Inc.	9,469	376
*	Genomic Health Inc.	12,975	375
*	Blueprint Medicines Corp.	12,600	374
*	Progenics Pharmaceuticals Inc.	58,326	369
*	Albany Molecular Research Inc.	22,217	367
*,^ Teladoc Inc.		19,886	364
*	K2M Group Holdings Inc.	20,417	363
	Universal American Corp.	47,228	361
*,^ Keryx Biopharmaceuticals Inc.		67,339	358
*	Arena Pharmaceuticals Inc.	201,701	353
*	Novocure Ltd.	40,818	349
*	Intersect ENT Inc.	21,900	347
*	Revance Therapeutics Inc.	21,300	345
*	Otonomy Inc.	18,700	340
*	Celldex Therapeutics Inc.	83,210	336
*	Lion Biotechnologies Inc.	40,800	336
*,^ Arrowhead Pharmaceuticals Inc.		45,544	335
*	Sucampo Pharmaceuticals Inc. Class A	27,107	334
*	Zogenix Inc.	29,075	332
*	Dynavax Technologies Corp.	31,250	328
*	Surgery Partners Inc.	16,097	326
*	Enanta Pharmaceuticals Inc.	12,174	324
	Invacare Corp.	29,000	324
*	Aclaris Therapeutics Inc.	12,552	321
*	Epizyme Inc.	32,600	321
*	Surmodics Inc.	10,580	318
*,^ Geron Corp.		140,600	318
*	OraSure Technologies Inc.	39,271	313
*	Teligent Inc.	38,903	296
*	CorVel Corp.	7,554	290
*,^ Aduro Biotech Inc.		23,178	288
*	Cytokinetics Inc.	30,900	284
*	Advaxis Inc.	26,400	282
*	Flexion Therapeutics Inc.	14,400	281
*	Minerva Neurosciences Inc.	19,800	279
*	La Jolla Pharmaceutical Co.	11,526	274
*,^ Organovo Holdings Inc.		72,222	274
*,^ Rockwell Medical Inc.		40,599	272
*	Rigel Pharmaceuticals Inc.	73,761	271
*	Spectrum Pharmaceuticals Inc.	57,174	267
*	Almost Family Inc.	7,164	263
*	Exactech Inc.	9,675	262
*	BioCryst Pharmaceuticals Inc.	59,223	261
*	Atara Biotherapeutics Inc.	12,000	257
*	ConforMIS Inc.	25,800	256
*,^ Insys Therapeutics Inc.		21,242	250
*	Fluidigm Corp.	31,051	249
*	Sorrento Therapeutics Inc.	32,047	248
*	CoLucid Pharmaceuticals Inc.	6,400	244
*	NanoString Technologies Inc.	12,179	243
*	Chimerix Inc.	42,146	233
*	Aratana Therapeutics Inc.	24,700	231

*	RadNet Inc.	30,936	229
*	Heska Corp.	4,200	229
*	TG Therapeutics Inc.	29,500	228
*	Natera Inc.	20,500	228
*	OvaScience Inc.	31,600	226
	LeMaitre Vascular Inc.	11,200	222
*	Sangamo BioSciences Inc.	47,571	220
*	Collegium Pharmaceutical Inc.	11,040	213
*	Paratek Pharmaceuticals Inc.	16,200	211
*	PharmAthene Inc.	72,043	209
*	Idera Pharmaceuticals Inc.	81,000	207
*,^ MediciNova Inc.		27,600	207
*	Immunomedics Inc.	63,470	206
*	Adamas Pharmaceuticals Inc.	12,513	205
*	Aimmune Therapeutics Inc.	13,646	205
*	Trevena Inc.	29,711	201
*	BioScrip Inc.	69,300	200
*	Ardelyx Inc.	15,443	200
*	Invitae Corp.	22,713	199
*	STAAR Surgical Co.	21,070	198
*	Esperion Therapeutics Inc.	14,300	198
*	Durect Corp.	142,232	198
*	Versartis Inc.	16,133	198
*	NewLink Genetics Corp.	13,131	197
*	CytomX Therapeutics Inc.	12,498	196
*	OncoMed Pharmaceuticals Inc.	17,102	195
*	REGENXBIO Inc.	13,873	194
*	Loxo Oncology Inc.	7,407	194
*	Akebia Therapeutics Inc.	21,309	193
*	ImmunoGen Inc.	71,688	192
*	Karyopharm Therapeutics Inc.	19,700	192
*	Seres Therapeutics Inc.	15,345	189
*	Editas Medicine Inc.	13,940	188
*,^ Fortress Biotech Inc.		62,288	185
*	Antares Pharma Inc.	109,944	185
*	Athersys Inc.	85,030	181
*	BioTime Inc.	46,244	180
*,^ Clearside Biomedical Inc.		10,358	180
*	Quorum Health Corp.	28,472	179
*	Civitas Solutions Inc.	9,564	175
*	BioSpecifics Technologies Corp.	3,792	173
*	Pfenex Inc.	19,288	173
*	InVivo Therapeutics Holdings Corp.	25,293	172
*	Foundation Medicine Inc.	7,273	170
*,^ Corbus Pharmaceuticals Holdings Inc.		24,992	170
*	EndoChoice Holdings Inc.	21,225	169
*	Addus HomeCare Corp.	6,320	165
*	ArQule Inc.	89,476	160
*	XBiotech Inc.	11,768	158
*,^ AAC Holdings Inc.		9,100	158
*,^ NantKwest Inc.		20,200	157
*	Curis Inc.	58,900	154
*	Invuity Inc.	10,900	150
*	Enzo Biochem Inc.	29,379	150
*	Voyager Therapeutics Inc.	12,400	149
*,^ Mirati Therapeutics Inc.		22,500	149
*,^ MannKind Corp.		233,357	145

*	Entellus Medical Inc.	6,496	144
*	Edge Therapeutics Inc.	13,585	141
*	AxoGen Inc.	15,500	140
*	Navidea Biopharmaceuticals Inc.	148,802	136
*	Abeona Therapeutics Inc.	22,600	136
*	Stemline Therapeutics Inc.	12,398	134
*,^ MyoKardia Inc.		8,200	134
*	Tetraphase Pharmaceuticals Inc.	33,900	130
*	Bio-Path Holdings Inc.	92,672	130
*	ChemoCentryx Inc.	21,403	129
*	SCYNEXIS Inc.	32,300	125
*	Endocyte Inc.	40,026	124
*,^ T2 Biosystems Inc.		16,400	119
*	Lantheus Holdings Inc.	14,300	118
*	Cascadian Therapeutics Inc.	71,680	118
*	Veracyte Inc.	15,403	117
*	Inotek Pharmaceuticals Corp.	12,000	114
*	AcelRx Pharmaceuticals Inc.	29,180	114
*	Zafgen Inc.	33,700	112
*	Adamis Pharmaceuticals Corp.	32,500	111
*,^ Synthetic Biologics Inc.		64,604	111
*	Dimension Therapeutics Inc.	13,400	107
*	Bovie Medical Corp.	20,173	105
*,^ BioDelivery Sciences International Inc.		38,800	105
*	Agile Therapeutics Inc.	14,960	104
*	Ocular Therapeutix Inc.	15,120	104
*	NanoViricides Inc.	61,000	103
*	Genocea Biosciences Inc.	20,054	103
*	Proteon Therapeutics Inc.	11,000	103
*,^ Sientra Inc.		11,400	102
*	Corvus Pharmaceuticals Inc.	6,200	102
*	FONAR Corp.	4,900	101
*	AVEO Pharmaceuticals Inc.	112,100	100
*	Regulus Therapeutics Inc.	30,200	100
*	RTI Surgical Inc.	31,405	98
*	Anthera Pharmaceuticals Inc.	31,200	98
*	ContraFect Corp.	39,500	98
*	IRIDEX Corp.	6,700	97
*	iRadimed Corp.	5,600	95
*	American Renal Associates Holdings Inc.	5,060	92
*	Tandem Diabetes Care Inc.	12,003	92
*	Recro Pharma Inc.	10,400	92
*	Tenax Therapeutics Inc.	39,800	92
*	Ignyta Inc.	14,181	89
*	Corindus Vascular Robotics Inc.	80,300	89
*	KemPharm Inc.	19,300	87
*	Proteostasis Therapeutics Inc.	5,500	86
^	Osiris Therapeutics Inc.	17,249	86
*,^ Anavex Life Sciences Corp.		23,475	85
*,^ Intellia Therapeutics Inc.		5,000	85
*,^ Nobilis Health Corp.		25,385	85
*,^ Pernix Therapeutics Holdings Inc.		136,507	85
*	CorMedix Inc.	33,680	85
*	Chembio Diagnostics Inc.	11,280	83
*	Argos Therapeutics Inc.	16,700	83
*	Nivalis Therapeutics Inc.	10,145	82
*,^ Neos Therapeutics Inc.		12,124	80

*,^ Trovagene Inc.		17,591	79
*	Infinity Pharmaceuticals Inc.	50,510	79
*	Cara Therapeutics Inc.	9,400	78
*,^ Actinium Pharmaceuticals Inc.		56,800	77
*	Alphatec Holdings Inc.	8,044	76
*	Assembly Biosciences Inc.	10,200	74
*	Concert Pharmaceuticals Inc.	6,800	69
*	pSivida Corp.	22,454	68
*	Repros Therapeutics Inc.	31,860	67
*	Orexigen Therapeutics Inc.	20,019	66
*	Alimera Sciences Inc.	44,600	66
*	Audentes Therapeutics Inc.	3,600	64
*	Threshold Pharmaceuticals Inc.	93,500	63
*	Egalet Corp.	8,300	63
*	Imprimis Pharmaceuticals Inc.	16,400	62
*	Derma Sciences Inc.	13,376	62
	Utah Medical Products Inc.	1,030	62
*	Cidara Therapeutics Inc.	5,325	61
*	SeaSpine Holdings Corp.	5,954	60
*	Peregrine Pharmaceuticals Inc.	136,113	59
	Daxor Corp.	7,259	57
*,^ Biolase Inc.		32,306	57
	Psychemedics Corp.	2,755	55
*,^ Sophiris Bio Inc.		17,200	53
*	Kura Oncology Inc.	8,500	53
*	Galena Biopharma Inc.	147,900	52
*	Medgenics Inc.	9,225	51
*	Juniper Pharmaceuticals Inc.	9,069	50
*	IsoRay Inc.	68,166	49
*	CTI BioPharma Corp.	130,632	49
*	CytoSorbents Corp.	7,600	49
*	Catalyst Pharmaceuticals Inc.	44,127	48
*	Pain Therapeutics Inc.	48,044	48
*	Dipexium Pharmaceuticals Inc.	3,260	47
*	Flex Pharma Inc.	4,002	47
*	Cumberland Pharmaceuticals Inc.	9,063	45
*	Harvard Bioscience Inc.	14,884	40
*	iBio Inc.	71,319	40
*	Aptevo Therapeutics Inc.	15,451	40
	Digirad Corp.	7,706	39
*	VBI Vaccines Inc.	11,620	39
*	Immune Design Corp.	5,100	39
*	Mateon Therapeutics Inc.	59,000	37
*	Selecta Biosciences Inc.	2,560	36
*	Axsome Therapeutics Inc.	4,387	35
*	CytRx Corp.	53,516	31
*,^ Aralez Pharmaceuticals Inc.		6,416	31
*	Neuralstem Inc.	94,120	30
*	Asterias Biotherapeutics Inc.	7,100	30
*	VIVUS Inc.	26,260	30
*	vTv Therapeutics Inc. Class A	3,224	23
*	Vital Therapies Inc.	3,700	23
*	Cutera Inc.	1,663	20
*,^ Reata Pharmaceuticals Inc. Class A		750	20
*	Five Star Quality Care Inc.	9,634	18
*	Chiasma Inc.	6,085	18
*	Ohr Pharmaceutical Inc.	6,000	17

*	InfuSystem Holdings Inc.	5,850	16
*,^ Northwest Biotherapeutics Inc.		27,506	15
*	Wright Medical Group Inc. CVR Exp. 12/31/2049	11,147	14
*	Provectus Biopharmaceuticals Inc. Class A	137,700	14
*	XOMA Corp.	29,100	13
*	Corium International Inc.	2,120	12
*	Catabasis Pharmaceuticals Inc.	1,900	12
*	Titan Pharmaceuticals Inc.	1,940	11
*	Vermillion Inc.	8,534	11
*	Mast Therapeutics Inc.	88,377	10
*	Apricus Biosciences Inc.	27,117	9
*	ERBA Diagnostics Inc.	18,017	9
*	Oncocyte Corp.	1,778	9
*	Avinger Inc.	1,835	9
*	Calithera Biosciences Inc.	2,496	8
*	Achaogen Inc.	1,546	7
*	Kindred Biosciences Inc.	1,400	7
*	Omthera Pharmaceuticals Inc. CVR	9,400	6
*	Presbia plc	1,100	5
*	Genesis Healthcare Inc.	1,829	5
*	Ampio Pharmaceuticals Inc.	6,400	5
*	aTyr Pharma Inc.	1,411	4
*	Alliance HealthCare Services Inc.	653	4
*	Novan Inc.	213	4
*	Eiger BioPharmaceuticals Inc.	300	4
*	Zynerba Pharmaceuticals Inc.	300	4
*	NuPathe Inc. CVR	6,287	4
*	Tonix Pharmaceuticals Holding Corp.	5,300	4
*	Windtree Therapeutics Inc.	977	3
*	Sunesis Pharmaceuticals Inc.	516	2
*	Fate Therapeutics Inc.	700	2
*	Biostage Inc.	1,991	2
*	Adverum Biotechnologies Inc.	445	2
*	Cyclacel Pharmaceuticals Inc.	200	1
*	StemCells Inc.	816	1
*	Clinical Data Contingent Value Rights	9,500	—
*	Biosante Pharmaceutical Inc CVR	14,250	—
			2,353,287
Industrials (7.7%)
	General Electric Co.	6,986,145	206,930
	3M Co.	473,768	83,492
	Honeywell International Inc.	593,795	69,231
	Union Pacific Corp.	649,369	63,333
	United Technologies Corp.	620,156	63,008
	Boeing Co.	461,065	60,741
	Accenture plc Class A	486,026	59,378
	United Parcel Service Inc. Class B	540,470	59,106
	Lockheed Martin Corp.	194,687	46,670
	Caterpillar Inc.	453,411	40,249
	Danaher Corp.	484,757	38,000
*	PayPal Holdings Inc.	893,536	36,608
*	Johnson Controls International plc	727,786	33,864
	FedEx Corp.	186,205	32,526
	Raytheon Co.	231,282	31,484
	General Dynamics Corp.	202,057	31,351
	Northrop Grumman Corp.	140,405	30,040
	Illinois Tool Works Inc.	249,792	29,935

Automatic Data Processing Inc.	338,717	29,875
Emerson Electric Co.	498,917	27,196
Eaton Corp. plc	351,772	23,115
CSX Corp.	732,352	22,337
Norfolk Southern Corp.	228,255	22,154
Waste Management Inc.	346,514	22,094
Deere & Co.	231,968	19,798
Fidelity National Information Services Inc.	253,767	19,548
TE Connectivity Ltd.	278,179	17,909
* LinkedIn Corp. Class A	92,476	17,674
* Fiserv Inc.	171,988	17,108
Sherwin-Williams Co.	61,333	16,968
Cummins Inc.	131,694	16,877
PACCAR Inc.	271,853	15,980
Amphenol Corp. Class A	242,725	15,758
Paychex Inc.	254,498	14,728
Roper Technologies Inc.	78,640	14,349
Ingersoll-Rand plc	199,716	13,569
Parker-Hannifin Corp.	104,297	13,092
Rockwell Automation Inc.	101,774	12,451
Fortive Corp.	240,578	12,245
Agilent Technologies Inc.	253,679	11,946
Vulcan Materials Co.	103,493	11,770
* FleetCor Technologies Inc.	67,741	11,769
* TransDigm Group Inc.	39,521	11,426
Ball Corp.	134,838	11,050
Waste Connections Inc.	136,577	10,202
* Verisk Analytics Inc. Class A	118,962	9,669
WestRock Co.	196,465	9,525
Republic Services Inc. Class A	188,267	9,498
* Alliance Data Systems Corp.	43,407	9,312
Fastenal Co.	221,696	9,262
Global Payments Inc.	119,300	9,157
Acuity Brands Inc.	34,379	9,097
WW Grainger Inc.	40,273	9,055
Dover Corp.	120,317	8,860
Martin Marietta Materials Inc.	49,121	8,798
Masco Corp.	255,524	8,767
* Mettler-Toledo International Inc.	20,647	8,668
AMETEK Inc.	178,366	8,522
Rockwell Collins Inc.	100,373	8,465
L-3 Communications Holdings Inc.	54,602	8,230
Pentair plc	126,315	8,114
CH Robinson Worldwide Inc.	112,330	7,915
Kansas City Southern	83,078	7,753
Textron Inc.	189,749	7,543
Xylem Inc.	140,692	7,379
Expeditors International of Washington Inc.	141,758	7,303
Cintas Corp.	64,720	7,287
Sealed Air Corp.	153,769	7,046
Fortune Brands Home & Security Inc.	118,025	6,857
Xerox Corp.	674,925	6,837
* Vantiv Inc. Class A	120,392	6,774
* Crown Holdings Inc.	108,735	6,208
Broadridge Financial Solutions Inc.	91,569	6,207
Packaging Corp. of America	74,022	6,015
Total System Services Inc.	127,175	5,996

Valspar Corp.	55,650	5,903
* Trimble Inc.	196,673	5,617
JB Hunt Transport Services Inc.	69,031	5,601
Huntington Ingalls Industries Inc.	36,471	5,595
AO Smith Corp.	56,593	5,591
* CoStar Group Inc.	25,811	5,589
Wabtec Corp.	68,071	5,558
IDEX Corp.	59,203	5,540
Fluor Corp.	107,865	5,536
Jack Henry & Associates Inc.	63,313	5,416
* Stericycle Inc.	65,675	5,263
* United Rentals Inc.	66,744	5,239
* Sensata Technologies Holding NV	133,375	5,172
Allegion plc	74,158	5,110
Carlisle Cos. Inc.	49,581	5,086
* HD Supply Holdings Inc.	156,660	5,010
Lennox International Inc.	31,896	5,009
PerkinElmer Inc.	88,238	4,951
Flowserve Corp.	102,293	4,935
* Jacobs Engineering Group Inc.	95,206	4,924
Owens Corning	89,177	4,761
Macquarie Infrastructure Corp.	56,964	4,742
Hubbell Inc. Class B	43,119	4,646
* Spirit AeroSystems Holdings Inc. Class A	102,610	4,570
* Arrow Electronics Inc.	69,213	4,428
Avnet Inc.	102,797	4,221
* Berry Plastics Group Inc.	95,479	4,187
* Keysight Technologies Inc.	131,455	4,166
Sonoco Products Co.	77,769	4,109
Nordson Corp.	39,489	3,934
Donaldson Co. Inc.	104,881	3,915
B/E Aerospace Inc.	75,647	3,908
MDU Resources Group Inc.	153,385	3,902
ManpowerGroup Inc.	53,985	3,901
Toro Co.	81,968	3,839
AptarGroup Inc.	48,394	3,746
* Old Dominion Freight Line Inc.	53,742	3,687
Bemis Co. Inc.	71,946	3,670
Robert Half International Inc.	95,959	3,633
* AECOM	121,560	3,614
Graphic Packaging Holding Co.	252,224	3,529
Orbital ATK Inc.	45,694	3,483
* First Data Corp. Class A	264,282	3,478
FLIR Systems Inc.	109,672	3,446
Cognex Corp.	62,974	3,329
* WEX Inc.	30,341	3,280
Allison Transmission Holdings Inc.	111,826	3,207
Graco Inc.	43,019	3,183
Oshkosh Corp.	56,621	3,171
Hexcel Corp.	71,200	3,154
* Euronet Worldwide Inc.	38,400	3,142
* Quanta Services Inc.	110,195	3,084
* Genesee & Wyoming Inc. Class A	44,720	3,083
Booz Allen Hamilton Holding Corp. Class A	95,988	3,034
Lincoln Electric Holdings Inc.	47,124	2,951
Trinity Industries Inc.	121,082	2,928
Eagle Materials Inc.	37,490	2,898

	Curtiss-Wright Corp.	31,373	2,858
	BWX Technologies Inc.	74,023	2,840
	Ryder System Inc.	42,402	2,796
	AGCO Corp.	56,692	2,796
*,^ XPO Logistics Inc.		76,153	2,793
	MAXIMUS Inc.	49,345	2,791
	EMCOR Group Inc.	46,520	2,774
*	CoreLogic Inc.	70,636	2,770
*	Zebra Technologies Corp.	39,789	2,770
	Watsco Inc.	19,565	2,757
	Jabil Circuit Inc.	125,683	2,742
^	MSC Industrial Direct Co. Inc. Class A	36,723	2,696
	Woodward Inc.	42,582	2,661
	National Instruments Corp.	92,214	2,619
	HEICO Corp. Class A	43,161	2,612
*	Genpact Ltd.	107,363	2,571
	Deluxe Corp.	38,454	2,570
*	Teledyne Technologies Inc.	23,669	2,555
	World Fuel Services Corp.	54,492	2,521
	RR Donnelley & Sons Co.	159,466	2,507
	CLARCOR Inc.	38,480	2,501
*	Kirby Corp.	40,077	2,491
	ITT Inc.	69,033	2,474
	Crane Co.	38,913	2,452
*	TransUnion	70,932	2,447
	Chicago Bridge & Iron Co.	83,108	2,330
*	Owens-Illinois Inc.	126,205	2,321
	Belden Inc.	33,553	2,315
	Landstar System Inc.	33,343	2,270
	Littelfuse Inc.	17,410	2,243
*	USG Corp.	86,262	2,230
	Valmont Industries Inc.	16,363	2,202
	Air Lease Corp. Class A	76,437	2,185
*	WESCO International Inc.	35,210	2,165
*	IPG Photonics Corp.	26,290	2,165
	EnerSys	30,895	2,138
	Regal Beloit Corp.	35,919	2,137
*	Louisiana-Pacific Corp.	113,131	2,130
*	Colfax Corp.	67,697	2,128
	Joy Global Inc.	76,165	2,113
*	Coherent Inc.	19,030	2,104
	Terex Corp.	80,314	2,041
*	Clean Harbors Inc.	41,584	1,995
	Convergys Corp.	64,736	1,969
	Timken Co.	53,674	1,886
*	Cimpress NV	18,607	1,883
*	Universal Display Corp.	33,551	1,862
*	Generac Holdings Inc.	51,279	1,861
*	Ambarella Inc.	24,765	1,823
	Kennametal Inc.	62,245	1,806
*	WageWorks Inc.	28,800	1,754
	Silgan Holdings Inc.	34,202	1,730
*	Esterline Technologies Corp.	22,577	1,717
	ABM Industries Inc.	42,743	1,697
*	Rexnord Corp.	78,990	1,691
	KBR Inc.	110,265	1,668
*	Sanmina Corp.	56,876	1,619

Tetra Tech Inc.	44,614	1,582
* Masonite International Corp.	25,192	1,566
* Cardtronics plc Class A	34,783	1,551
* Itron Inc.	27,779	1,549
Barnes Group Inc.	38,135	1,546
* MasTec Inc.	51,483	1,531
UniFirst Corp.	11,594	1,529
Covanta Holding Corp.	99,004	1,524
John Bean Technologies Corp.	21,229	1,498
G&K Services Inc. Class A	15,663	1,496
Universal Forest Products Inc.	15,147	1,492
Granite Construction Inc.	29,988	1,492
GATX Corp.	33,409	1,488
Simpson Manufacturing Co. Inc.	33,778	1,485
* Anixter International Inc.	22,898	1,477
Watts Water Technologies Inc. Class A	22,671	1,470
* KLX Inc.	41,680	1,467
Vishay Intertechnology Inc.	103,238	1,455
Knight Transportation Inc.	50,467	1,448
* Moog Inc. Class A	24,238	1,443
* FTI Consulting Inc.	32,283	1,439
Mueller Water Products Inc. Class A	112,758	1,415
* Advisory Board Co.	31,592	1,413
MSA Safety Inc.	23,976	1,392
* DigitalGlobe Inc.	50,357	1,385
Mueller Industries Inc.	42,584	1,381
* On Assignment Inc.	38,016	1,380
CEB Inc.	24,967	1,360
* Armstrong World Industries Inc.	32,693	1,351
Matson Inc.	32,857	1,310
* ExlService Holdings Inc.	26,061	1,299
Brink's Co.	34,982	1,297
* Swift Transportation Co.	60,138	1,291
Franklin Electric Co. Inc.	31,617	1,287
* Imperva Inc.	23,900	1,284
* Trex Co. Inc.	21,668	1,272
Applied Industrial Technologies Inc.	27,078	1,266
* RBC Bearings Inc.	16,395	1,254
Brady Corp. Class A	35,869	1,241
* AMN Healthcare Services Inc.	38,506	1,227
AZZ Inc.	18,692	1,220
* Plexus Corp.	25,023	1,171
* NeuStar Inc. Class A	43,959	1,169
* Fabrinet	26,135	1,165
* Smith & Wesson Holding Corp.	43,487	1,156
* TASER International Inc.	39,465	1,129
* LifeLock Inc.	65,614	1,110
* Summit Materials Inc. Class A	58,149	1,079
* Proto Labs Inc.	17,900	1,072
Otter Tail Corp.	30,827	1,066
Mobile Mini Inc.	35,040	1,058
Apogee Enterprises Inc.	23,676	1,058
* MACOM Technology Solutions Holdings Inc.	24,901	1,054
Forward Air Corp.	24,340	1,053
Actuant Corp. Class A	45,167	1,050
Greif Inc. Class A	21,128	1,048
Triumph Group Inc.	37,237	1,038

*	II-VI Inc.	40,912	995
	Methode Electronics Inc.	28,436	994
	Insperity Inc.	13,680	994
*	TopBuild Corp.	29,919	993
*	Huron Consulting Group Inc.	16,371	978
	EnPro Industries Inc.	17,122	973
	Astec Industries Inc.	16,171	968
	Kaman Corp.	21,959	964
*	Knowles Corp.	67,961	955
	Exponent Inc.	18,665	953
*	SPX FLOW Inc.	30,638	947
*	Hub Group Inc. Class A	23,173	945
	Aircastle Ltd.	47,276	939
	Standex International Corp.	10,093	937
	Tennant Co.	14,387	932
*	Headwaters Inc.	55,058	932
	AAON Inc.	31,521	908
	ESCO Technologies Inc.	19,480	904
	Comfort Systems USA Inc.	30,768	902
	Sturm Ruger & Co. Inc.	15,487	895
*	Navistar International Corp.	38,700	886
*	Benchmark Electronics Inc.	35,435	884
*	Gibraltar Industries Inc.	23,643	878
*	OSI Systems Inc.	13,359	873
	Cubic Corp.	18,602	871
	Korn/Ferry International	41,192	865
*	American Woodmark Corp.	10,724	864
*	Atlas Air Worldwide Holdings Inc.	20,162	863
*	Rogers Corp.	14,040	858
	AAR Corp.	27,194	852
*	Aerojet Rocketdyne Holdings Inc.	47,923	842
	Albany International Corp.	19,826	840
*	Builders FirstSource Inc.	72,684	837
*	Paylocity Holding Corp.	18,468	821
	US Ecology Inc.	18,045	809
	Werner Enterprises Inc.	34,243	797
*	Meritor Inc.	70,387	783
	Greenbrier Cos. Inc.	22,181	783
	EVERTEC Inc.	46,531	781
*	Sykes Enterprises Inc.	27,649	778
*	Boise Cascade Co.	30,419	773
*	Team Inc.	23,203	759
*	TrueBlue Inc.	33,429	758
*,^ Inovalon Holdings Inc. Class A		51,452	757
	CIRCOR International Inc.	12,589	750
*	Press Ganey Holdings Inc.	18,449	745
	Heartland Express Inc.	39,363	743
	ManTech International Corp. Class A	19,300	727
*	BMC Stock Holdings Inc.	40,790	723
*	TriNet Group Inc.	33,399	722
*	Patrick Industries Inc.	11,627	720
*	Navigant Consulting Inc.	35,377	715
	Multi-Color Corp.	10,675	705
*	Wabash National Corp.	48,874	696
*	Rofin-Sinar Technologies Inc.	21,452	690
	Badger Meter Inc.	20,344	682
*	Continental Building Products Inc.	32,244	677

* Lydall Inc.	13,206	675
* Tutor Perini Corp.	31,311	672
* TriMas Corp.	36,062	671
* Babcock & Wilcox Enterprises Inc.	40,238	664
Primoris Services Corp.	32,154	662
Raven Industries Inc.	28,335	653
Advanced Drainage Systems Inc.	26,301	633
* Veeco Instruments Inc.	32,218	632
Lindsay Corp.	8,547	632
Harsco Corp.	62,616	622
Altra Industrial Motion Corp.	21,394	620
* PHH Corp.	42,870	619
* ICF International Inc.	13,685	607
* TTM Technologies Inc.	52,952	606
* Astronics Corp.	13,286	599
* Saia Inc.	19,907	596
Viad Corp.	16,156	596
Griffon Corp.	34,954	595
Quad/Graphics Inc.	22,233	594
* Installed Building Products Inc.	16,259	583
MTS Systems Corp.	12,588	579
Sun Hydraulics Corp.	17,694	571
Argan Inc.	9,579	567
Encore Wire Corp.	15,150	557
Federal Signal Corp.	41,647	552
* Thermon Group Holdings Inc.	27,820	549
General Cable Corp.	36,675	549
AVX Corp.	39,343	543
* SPX Corp.	26,738	539
* Integer Holdings Corp.	24,056	522
Douglas Dynamics Inc.	16,304	521
* Wesco Aircraft Holdings Inc.	38,593	518
Kadant Inc.	9,937	518
* Overseas Shipholding Group Inc. Class A	48,705	515
* US Concrete Inc.	11,144	513
McGrath RentCorp	16,187	513
* Aegion Corp. Class A	26,897	513
Materion Corp.	16,337	502
* Air Transport Services Group Inc.	34,858	500
* Echo Global Logistics Inc.	21,655	499
Global Brass & Copper Holdings Inc.	17,254	498
Quanex Building Products Corp.	28,833	498
* FARO Technologies Inc.	13,577	488
Essendant Inc.	23,720	487
* Evolent Health Inc. Class A	19,470	479
CTS Corp.	25,355	472
Schnitzer Steel Industries Inc.	22,117	462
Insteel Industries Inc.	12,734	461
* Aerovironment Inc.	18,888	461
* Energy Recovery Inc.	28,699	459
H&E Equipment Services Inc.	27,304	458
Triton International Ltd.	34,605	456
* Engility Holdings Inc.	14,120	445
* NCI Building Systems Inc.	30,428	444
* CBIZ Inc.	39,419	441
Kelly Services Inc. Class A	22,856	439
Manitowoc Co. Inc.	90,452	433

	Alamo Group Inc.	6,371	420
	Kforce Inc.	20,244	415
*	RPX Corp.	37,900	405
*	Bazaarvoice Inc.	65,552	387
*	Novanta Inc.	22,303	387
	NN Inc.	21,032	384
	ArcBest Corp.	20,105	382
*	Armstrong Flooring Inc.	20,196	381
	Resources Connection Inc.	25,033	374
	Ennis Inc.	21,318	359
*	MYR Group Inc.	11,666	351
	TeleTech Holdings Inc.	11,973	347
*	InnerWorkings Inc.	36,647	345
*	DXP Enterprises Inc.	12,121	342
*	Cotiviti Holdings Inc.	10,150	340
	Cass Information Systems Inc.	5,996	340
	AEP Industries Inc.	3,100	339
	Gorman-Rupp Co.	13,137	336
*	Multi Packaging Solutions International Ltd.	23,188	334
*	PGT Inc.	31,304	334
	Marten Transport Ltd.	15,709	330
*	YRC Worldwide Inc.	26,166	322
*	DHI Group Inc.	40,300	318
*	TimkenSteel Corp.	29,536	309
	Heidrick & Struggles International Inc.	16,050	298
*,^ Energous Corp.		15,100	296
*	Mistras Group Inc.	12,356	290
	Hyster-Yale Materials Handling Inc.	4,652	280
*	GP Strategies Corp.	11,233	277
	Park Electrochemical Corp.	15,647	272
	Barrett Business Services Inc.	5,391	267
*	Landec Corp.	19,722	264
	Landauer Inc.	5,900	262
	Mesa Laboratories Inc.	2,276	260
	Park-Ohio Holdings Corp.	7,129	260
*	Layne Christensen Co.	30,508	260
	Bel Fuse Inc. Class B	10,639	257
*	Cross Country Healthcare Inc.	21,647	255
*	Casella Waste Systems Inc. Class A	24,516	253
	Columbus McKinnon Corp.	14,143	252
	Supreme Industries Inc. Class A	13,000	251
	Myers Industries Inc.	19,177	249
*	Monster Worldwide Inc.	68,900	249
	CECO Environmental Corp.	22,044	249
*	Ply Gem Holdings Inc.	18,264	244
	American Railcar Industries Inc.	5,836	242
*	MINDBODY Inc. Class A	12,156	239
	Daktronics Inc.	25,000	239
*	ServiceSource International Inc.	48,600	237
	NVE Corp.	3,968	234
	Acacia Research Corp.	35,573	232
*	Kratos Defense & Security Solutions Inc.	33,234	229
	LSI Industries Inc.	20,279	228
*	Kimball Electronics Inc.	16,140	224
*	Horizon Global Corp.	11,184	223
*	Milacron Holdings Corp.	13,952	223
	NACCO Industries Inc. Class A	3,223	219

	Crawford & Co. Class B	19,223	218
*	Lionbridge Technologies Inc.	42,174	211
	VSE Corp.	6,092	207
*	NV5 Global Inc.	6,400	207
	Spartan Motors Inc.	20,863	200
	Powell Industries Inc.	4,976	199
	Black Box Corp.	14,100	196
	FreightCar America Inc.	13,596	196
	Miller Industries Inc.	8,444	192
*	Vicor Corp.	16,344	190
	Graham Corp.	9,637	184
*	Roadrunner Transportation Systems Inc.	23,000	184
*	Perma-Fix Environmental Services	36,320	183
*	UFP Technologies Inc.	6,907	183
*	Atkore International Group Inc.	9,500	178
^	Eagle Bulk Shipping Inc.	23,837	169
*	Great Lakes Dredge & Dock Corp.	47,177	165
	Allied Motion Technologies Inc.	8,545	162
*	EnerNOC Inc.	29,640	160
*	PFSweb Inc.	17,927	160
*	Ducommun Inc.	6,959	159
	Omega Flex Inc.	4,103	158
*	Covenant Transportation Group Inc. Class A	8,013	155
*	Everi Holdings Inc.	61,700	152
	Celadon Group Inc.	17,274	151
*	Franklin Covey Co.	8,466	151
*	CyberOptics Corp.	6,073	149
*	Control4 Corp.	11,700	144
*	Heritage-Crystal Clean Inc.	10,812	144
*	Willis Lease Finance Corp.	5,997	143
*	Advanced Emissions Solutions Inc.	17,790	134
	Greif Inc. Class B	2,203	133
*	ARC Document Solutions Inc.	35,257	132
*	CRA International Inc.	4,914	131
*	Planet Payment Inc.	35,142	130
*	GMS Inc.	5,800	129
*,^ Workhorse Group Inc.		17,800	129
*	Hill International Inc.	27,630	127
*	Willdan Group Inc.	7,200	126
*	Maxwell Technologies Inc.	24,300	125
*	Commercial Vehicle Group Inc.	21,300	123
*	Hudson Technologies Inc.	18,370	122
*	Vishay Precision Group Inc.	7,362	118
*	Sterling Construction Co. Inc.	15,000	116
*	IES Holdings Inc.	6,083	108
*	Orion Group Holdings Inc.	15,711	108
*,^ MicroVision Inc.		76,700	106
*	Electro Scientific Industries Inc.	18,334	103
*	Mattersight Corp.	24,291	102
	CDI Corp.	17,700	100
*	Accuride Corp.	39,200	100
*	Blue Bird Corp.	6,600	96
	BG Staffing Inc.	6,200	96
*	Radiant Logistics Inc.	32,300	92
*	PAM Transportation Services Inc.	4,524	91
	Dynamic Materials Corp.	8,300	88
	United States Lime & Minerals Inc.	1,299	86

*	USA Truck Inc.	8,261	85
*	Lincoln Educational Services Corp.	38,180	84
*	Manitex International Inc.	14,720	81
*	Xerium Technologies Inc.	10,010	80
*	Sparton Corp.	2,904	76
*	Lawson Products Inc.	4,228	75
*	Astronics Corp. Class B	1,647	74
	B. Riley Financial Inc.	5,529	74
*	American Superconductor Corp.	10,419	73
*	TRC Cos. Inc.	8,285	72
*,^ Energy Focus Inc.		14,557	71
	Ecology and Environment Inc.	6,894	68
*	Patriot National Inc.	7,513	68
*,^ CUI Global Inc.		11,233	66
*	Neff Corp. Class A	6,888	65
	Hurco Cos. Inc.	2,292	64
*	ExOne Co.	4,186	64
	Universal Logistics Holdings Inc.	4,425	59
*	Key Technology Inc.	5,155	56
*	LightPath Technologies Inc. Class A	30,559	56
	National Research Corp. Class A	3,281	53
*	Intevac Inc.	8,995	53
*	Northwest Pipe Co.	4,297	51
*	Nuvectra Corp.	6,952	48
*	Vertex Energy Inc.	41,639	48
*,^ Aqua Metals Inc.		5,100	45
*	General Finance Corp.	9,883	44
*	Air T Inc.	2,182	44
*	Research Frontiers Inc.	16,958	44
*	Ameresco Inc. Class A	8,078	43
*	CAI International Inc.	5,100	42
*	ALJ Regional Holdings Inc.	8,886	42
*	PRGX Global Inc.	8,704	41
	Chicago Rivet & Machine Co.	1,400	40
*	Asure Software Inc.	6,100	39
*	LMI Aerospace Inc.	5,487	39
*	Image Sensing Systems Inc.	9,563	37
	Twin Disc Inc.	2,998	36
*	Iteris Inc.	9,586	35
*	Era Group Inc.	4,200	34
*	Information Services Group Inc.	8,116	32
*	AMREP Corp.	3,574	29
	Hudson Global Inc.	16,731	26
*	Aspen Aerogels Inc.	4,300	26
*	Frequency Electronics Inc.	2,277	24
*	Rand Logistics Inc.	31,669	24
*	Fuel Tech Inc.	16,944	24
*	Ultralife Corp.	5,625	23
*	Gencor Industries Inc.	1,800	22
*	Arotech Corp.	7,280	21
	Houston Wire & Cable Co.	2,866	18
*	Ballantyne Strong Inc.	2,500	18
*	Orion Energy Systems Inc.	13,048	17
*	Continental Materials Corp.	632	16
*	Synthesis Energy Systems Inc.	13,104	16
*	Napco Security Technologies Inc.	2,048	15
	Crawford & Co. Class A	1,640	15

*	ModusLink Global Solutions Inc.	8,813	14
	National Research Corp. Class B	413	14
*	IEC Electronics Corp.	2,900	14
*	Revolution Lighting Technologies Inc.	2,080	13
*	Patriot Transportation Holding Inc.	608	13
	Hardinge Inc.	1,155	13
*	CPI Aerostructures Inc.	1,800	12
*	Sharps Compliance Corp.	2,564	11
*	StarTek Inc.	1,600	10
*	Wireless Telecom Group Inc.	5,909	10
*	ClearSign Combustion Corp.	1,600	10
	Richardson Electronics Ltd./United States	1,409	10
*	American DG Energy Inc.	32,428	9
*	Kemet Corp.	1,900	7
	BlueLinx Holdings Inc.	630	6
*	eMagin Corp.	2,056	5
	Eastern Co.	156	3
	LB Foster Co. Class A	200	2
*	Perceptron Inc.	126	1
	GEE Group Inc.	100	1
			2,264,704
Oil & Gas (4.0%)
	Exxon Mobil Corp.	3,230,370	281,947
	Chevron Corp.	1,467,175	151,002
	Schlumberger Ltd.	1,080,587	84,977
	Occidental Petroleum Corp.	594,514	43,352
	ConocoPhillips	965,777	41,982
	EOG Resources Inc.	428,260	41,417
	Kinder Morgan Inc.	1,469,125	33,981
	Halliburton Co.	633,183	28,417
	Phillips 66	346,822	27,936
	Anadarko Petroleum Corp.	429,218	27,195
	Pioneer Natural Resources Co.	131,838	24,476
	Spectra Energy Corp.	544,719	23,287
	Valero Energy Corp.	360,258	19,094
	Apache Corp.	295,308	18,861
	Williams Cos. Inc.	583,897	17,943
	Devon Energy Corp.	388,127	17,120
	Baker Hughes Inc.	333,018	16,807
	Marathon Petroleum Corp.	412,729	16,753
*	Concho Resources Inc.	110,358	15,158
	Noble Energy Inc.	336,826	12,038
	Hess Corp.	223,507	11,984
	National Oilwell Varco Inc.	293,290	10,775
	Marathon Oil Corp.	660,886	10,449
	Cimarex Energy Co.	74,326	9,987
	EQT Corp.	135,532	9,842
	Cabot Oil & Gas Corp.	364,438	9,402
	Tesoro Corp.	93,931	7,473
*	Cheniere Energy Inc.	157,038	6,847
*	Newfield Exploration Co.	155,405	6,754
	Range Resources Corp.	163,046	6,318
	Targa Resources Corp.	123,760	6,078
*	Diamondback Energy Inc.	61,022	5,891
	Helmerich & Payne Inc.	79,726	5,366
*	Southwestern Energy Co.	384,870	5,327
*	FMC Technologies Inc.	174,315	5,172

	OGE Energy Corp.	155,364	4,913
	Energen Corp.	76,781	4,432
*	Antero Resources Corp.	158,809	4,280
*	Parsley Energy Inc. Class A	124,365	4,167
	Murphy Oil Corp.	129,969	3,951
*	Weatherford International plc	699,100	3,929
*	Continental Resources Inc.	74,469	3,869
	Core Laboratories NV	33,408	3,753
	QEP Resources Inc.	189,667	3,704
*	WPX Energy Inc.	269,231	3,551
	HollyFrontier Corp.	140,580	3,444
*	Chesapeake Energy Corp.	545,207	3,418
*	Rice Energy Inc.	122,200	3,191
*,^ Transocean Ltd.		275,200	2,934
*	PDC Energy Inc.	42,754	2,867
*	Gulfport Energy Corp.	100,284	2,833
	Nabors Industries Ltd.	211,915	2,577
	SM Energy Co.	65,184	2,515
	Patterson-UTI Energy Inc.	109,170	2,442
*	First Solar Inc.	60,762	2,399
	Superior Energy Services Inc.	120,481	2,157
	Oceaneering International Inc.	77,128	2,122
*	RSP Permian Inc.	52,781	2,047
	Ensco plc Class A	240,800	2,047
*	Callon Petroleum Co.	123,749	1,943
*	Whiting Petroleum Corp.	218,388	1,909
*	Carrizo Oil & Gas Inc.	45,583	1,852
	PBF Energy Inc. Class A	79,195	1,793
*	NOW Inc.	80,152	1,718
	Western Refining Inc.	64,458	1,706
*	Matador Resources Co.	69,224	1,685
*	Dril-Quip Inc.	29,236	1,630
	Rowan Cos. plc Class A	101,951	1,546
*	Oasis Petroleum Inc.	133,586	1,532
	SemGroup Corp. Class A	41,928	1,483
*	Laredo Petroleum Inc.	111,115	1,433
*	Oil States International Inc.	41,595	1,313
	Noble Corp. plc	199,672	1,266
	Pattern Energy Group Inc. Class A	53,230	1,197
*	MRC Global Inc.	71,617	1,177
*	Synergy Resources Corp.	156,595	1,085
*	Denbury Resources Inc.	318,200	1,028
*	Forum Energy Technologies Inc.	47,500	943
*	McDermott International Inc.	184,949	927
	Diamond Offshore Drilling Inc.	49,636	874
*	Unit Corp.	43,329	806
*	Chart Industries Inc.	24,332	799
	Delek US Holdings Inc.	45,419	785
	Green Plains Inc.	28,976	759
*	SEACOR Holdings Inc.	12,708	756
*	RPC Inc.	44,829	753
	Archrock Inc.	52,611	688
*	Helix Energy Solutions Group Inc.	81,555	663
*	Flotek Industries Inc.	45,166	657
	Atwood Oceanics Inc.	55,135	479
*	Newpark Resources Inc.	62,800	462
*	TETRA Technologies Inc.	74,254	454

*	Sanchez Energy Corp.	47,200	417
*	REX American Resources Corp.	4,880	414
^	California Resources Corp.	32,216	403
*	Par Pacific Holdings Inc.	30,552	400
*	Exterran Corp.	24,556	385
*	Matrix Service Co.	19,860	373
*	Cobalt International Energy Inc.	289,700	359
*,^ Clayton Williams Energy Inc.		3,988	341
	Bristow Group Inc.	23,655	332
*	SunPower Corp. Class A	35,880	320
*	Bill Barrett Corp.	48,753	271
	Alon USA Energy Inc.	32,440	261
*	Ring Energy Inc.	23,600	258
*	Resolute Energy Corp.	9,867	257
	CVR Energy Inc.	17,829	245
	Panhandle Oil and Gas Inc. Class A	13,386	235
*	Contango Oil & Gas Co.	21,731	222
*	Geospace Technologies Corp.	11,400	222
*	Renewable Energy Group Inc.	25,500	216
*	Natural Gas Services Group Inc.	8,711	214
*	Trecora Resources	18,615	213
*	Parker Drilling Co.	97,294	211
*,^ TerraVia Holdings Inc.		74,301	204
*	Jones Energy Inc. Class A	54,700	195
*,^ Plug Power Inc.		109,860	188
*	Pioneer Energy Services Corp.	44,700	181
*	Eclipse Resources Corp.	54,800	180
*	Pacific Ethanol Inc.	25,200	174
	Evolution Petroleum Corp.	25,428	160
*,^ EP Energy Corp. Class A		36,211	159
*	Northern Oil and Gas Inc.	58,526	157
*,^ FuelCell Energy Inc.		28,879	156
*	Independence Contract Drilling Inc.	28,650	150
*	Hornbeck Offshore Services Inc.	26,600	146
	Tesco Corp.	17,837	145
*	Abraxas Petroleum Corp.	84,700	143
	CARBO Ceramics Inc.	12,300	135
	Tidewater Inc.	46,100	130
*	EXCO Resources Inc.	110,220	118
*	Approach Resources Inc.	33,400	113
*	TPI Composites Inc.	5,300	113
*	Green Brick Partners Inc.	12,800	106
	Comstock Resources Inc.	13,777	105
*	W&T Offshore Inc.	55,700	98
*	Dawson Geophysical Co.	12,144	93
	Gulf Island Fabrication Inc.	9,619	88
*	PHI Inc.	4,743	86
*	Willbros Group Inc.	40,600	76
*,^ Harvest Natural Resources Inc.		86,200	69
*,^ Bonanza Creek Energy Inc.		63,574	65
	Adams Resources & Energy Inc.	1,582	62
*	Gulfmark Offshore Inc.	34,069	57
*,^ Stone Energy Corp.		4,300	51
*,^ Amyris Inc.		79,183	46
*	VAALCO Energy Inc.	42,330	39
*,^ Basic Energy Services Inc.		39,500	33
*	Gastar Exploration Inc.	18,780	16

*	PrimeEnergy Corp.	141	8
*,^ Triangle Petroleum Corp.		13,187	4
*	Zion Oil & Gas Inc.	2,230	3
			1,187,672
Technology (10.0%)
	Apple Inc.	3,990,877	451,169
	Microsoft Corp.	5,772,126	332,474
*	Facebook Inc. Class A	1,810,818	232,274
*	Alphabet Inc. Class A	229,904	184,857
*	Alphabet Inc. Class C	227,731	177,013
	Intel Corp.	3,686,367	139,160
	Cisco Systems Inc.	3,920,305	124,352
	International Business Machines Corp.	670,220	106,464
	Oracle Corp.	2,410,727	94,693
	QUALCOMM Inc.	1,148,257	78,656
	Texas Instruments Inc.	783,635	54,996
	Broadcom Ltd.	292,934	50,537
*	Adobe Systems Inc.	388,645	42,184
*	salesforce.com Inc.	501,166	35,748
	Hewlett Packard Enterprise Co.	1,292,234	29,398
*	Yahoo! Inc.	665,836	28,698
	NVIDIA Corp.	397,201	27,216
	Applied Materials Inc.	843,661	25,436
*	Cognizant Technology Solutions Corp. Class A	472,167	22,527
	Intuit Inc.	189,768	20,876
	HP Inc.	1,331,893	20,684
	Corning Inc.	807,409	19,095
	Analog Devices Inc.	238,164	15,350
*	Cerner Corp.	236,540	14,606
*	Micron Technology Inc.	808,382	14,373
	Western Digital Corp.	218,772	12,792
	Symantec Corp.	479,532	12,036
*	Autodesk Inc.	166,186	12,020
	Lam Research Corp.	124,190	11,762
*	Red Hat Inc.	140,340	11,344
	Skyworks Solutions Inc.	146,946	11,188
	Linear Technology Corp.	187,877	11,139
	Xilinx Inc.	195,459	10,621
*	Palo Alto Networks Inc.	66,287	10,562
	Microchip Technology Inc.	166,923	10,373
*	Twitter Inc.	438,686	10,112
	Motorola Solutions Inc.	129,034	9,843
*	Citrix Systems Inc.	114,389	9,748
*	ServiceNow Inc.	121,590	9,624
	Seagate Technology plc	232,302	8,955
	Harris Corp.	96,891	8,876
	Maxim Integrated Products Inc.	218,693	8,732
	KLA-Tencor Corp.	122,331	8,528
*	Dell Technologies Inc - VMware Inc	173,178	8,278
*	Workday Inc. Class A	87,892	8,059
	CA Inc.	241,782	7,998
	NetApp Inc.	217,065	7,775
*	Synopsys Inc.	119,048	7,066
*	Akamai Technologies Inc.	130,461	6,913
	Juniper Networks Inc.	286,410	6,891
	CDK Global Inc.	118,221	6,781
*	F5 Networks Inc.	51,818	6,459

*	ANSYS Inc.	67,405	6,242
*	Splunk Inc.	102,712	6,027
	CDW Corp.	126,710	5,794
*	Cadence Design Systems Inc.	226,748	5,789
	Computer Sciences Corp.	109,941	5,740
*	VeriSign Inc.	71,507	5,595
*	Qorvo Inc.	100,163	5,583
*	Gartner Inc.	60,243	5,328
*,^ VMware Inc. Class A		62,803	4,607
	Leidos Holdings Inc.	105,903	4,583
*	Ultimate Software Group Inc.	21,628	4,421
*	Tyler Technologies Inc.	25,592	4,382
	Marvell Technology Group Ltd.	319,524	4,240
	SS&C Technologies Holdings Inc.	131,356	4,223
*	ARRIS International plc	146,327	4,145
	Ingram Micro Inc.	116,150	4,142
*	Fortinet Inc.	110,756	4,090
*	Advanced Micro Devices Inc.	590,427	4,080
*	CommScope Holding Co. Inc.	134,529	4,051
*	PTC Inc.	89,840	3,981
*	ON Semiconductor Corp.	322,011	3,967
	Garmin Ltd.	80,866	3,890
*	athenahealth Inc.	30,361	3,829
*	Microsemi Corp.	88,678	3,723
	IAC/InterActiveCorp	59,408	3,711
*	NetSuite Inc.	31,527	3,490
	CSRA Inc.	125,659	3,380
*	Guidewire Software Inc.	55,907	3,353
	Teradyne Inc.	154,939	3,344
	Brocade Communications Systems Inc.	357,315	3,298
*	Teradata Corp.	103,648	3,213
*	Manhattan Associates Inc.	54,874	3,162
*	Nuance Communications Inc.	215,755	3,128
*	NCR Corp.	94,567	3,044
	Fair Isaac Corp.	23,556	2,935
*	Aspen Technology Inc.	62,159	2,908
	DST Systems Inc.	23,992	2,829
	Cypress Semiconductor Corp.	232,612	2,829
*	IMS Health Holdings Inc.	89,418	2,802
*	Veeva Systems Inc. Class A	67,444	2,784
*	Arista Networks Inc.	32,194	2,739
*	Rackspace Hosting Inc.	83,464	2,645
	SYNNEX Corp.	23,128	2,639
*	EPAM Systems Inc.	38,050	2,637
*	ViaSat Inc.	35,320	2,637
*	Finisar Corp.	86,879	2,589
	Pitney Bowes Inc.	142,062	2,580
*	Cirrus Logic Inc.	47,969	2,550
*	Ellie Mae Inc.	24,200	2,548
*	Cavium Inc.	43,482	2,531
	Blackbaud Inc.	37,630	2,496
*	Tableau Software Inc. Class A	44,500	2,460
	j2 Global Inc.	36,769	2,449
*	Medidata Solutions Inc.	42,922	2,393
*	Integrated Device Technology Inc.	102,656	2,371
*	Ciena Corp.	107,554	2,345
*	Proofpoint Inc.	31,091	2,327

	Intersil Corp. Class A	105,353	2,310
*	Tech Data Corp.	27,222	2,306
	Monolithic Power Systems Inc.	27,753	2,234
	Mentor Graphics Corp.	83,757	2,215
	InterDigital Inc.	26,428	2,093
	Science Applications International Corp.	30,143	2,091
	MKS Instruments Inc.	41,842	2,081
*	NetScout Systems Inc.	70,290	2,056
*	Cree Inc.	79,857	2,054
*	Zendesk Inc.	66,245	2,034
*	CACI International Inc. Class A	19,256	1,943
*	Allscripts Healthcare Solutions Inc.	146,939	1,935
*	Entegris Inc.	108,383	1,888
*	Dycom Industries Inc.	22,780	1,863
*	Cornerstone OnDemand Inc.	40,365	1,855
*	Verint Systems Inc.	49,123	1,849
*	Lumentum Holdings Inc.	43,874	1,833
*	ACI Worldwide Inc.	93,737	1,817
*	Silicon Laboratories Inc.	30,884	1,816
*	FireEye Inc.	121,600	1,791
	Lexmark International Inc. Class A	44,534	1,780
*	Electronics For Imaging Inc.	36,217	1,772
*	Fleetmatics Group plc	29,500	1,769
*	TiVo Corp.	90,555	1,764
*	Paycom Software Inc.	34,756	1,742
*	Synaptics Inc.	28,923	1,694
*	CommVault Systems Inc.	31,646	1,681
	LogMeIn Inc.	18,597	1,681
*,^ 3D Systems Corp.		85,970	1,543
*	NETGEAR Inc.	25,214	1,525
*	Advanced Energy Industries Inc.	31,369	1,484
*	Gigamon Inc.	26,600	1,458
	Tessera Technologies Inc.	37,703	1,449
*	HubSpot Inc.	24,991	1,440
	Plantronics Inc.	26,776	1,391
*	Semtech Corp.	49,318	1,368
*	VeriFone Systems Inc.	85,998	1,354
*	GoDaddy Inc. Class A	38,658	1,335
	Diebold Inc.	53,156	1,318
*	Viavi Solutions Inc.	175,771	1,299
*	Synchronoss Technologies Inc.	31,265	1,287
	Power Integrations Inc.	20,325	1,281
*	EchoStar Corp. Class A	28,627	1,255
*	MicroStrategy Inc. Class A	7,317	1,225
*	2U Inc.	31,802	1,218
*	Inphi Corp.	27,770	1,208
*	Premier Inc. Class A	36,438	1,178
*	Envestnet Inc.	32,295	1,177
	NIC Inc.	49,827	1,171
	Cogent Communications Holdings Inc.	30,623	1,127
*	BroadSoft Inc.	23,345	1,087
*	Syntel Inc.	25,685	1,076
*	RealPage Inc.	41,727	1,072
*	Infoblox Inc.	39,915	1,053
*	Rambus Inc.	83,914	1,049
*	SPS Commerce Inc.	14,231	1,045
*,^ Ubiquiti Networks Inc.		19,454	1,041

	CSG Systems International Inc.	24,756	1,023
*,^ Square Inc.		87,304	1,018
*	Infinera Corp.	112,699	1,018
*	RingCentral Inc. Class A	42,852	1,014
*	Oclaro Inc.	115,123	984
^	Ebix Inc.	17,152	975
*,^ Shutterstock Inc.		15,200	968
*	Progress Software Corp.	34,625	942
	Cabot Microelectronics Corp.	17,507	926
*	New Relic Inc.	23,884	915
*	MaxLinear Inc.	45,138	915
	Pegasystems Inc.	29,872	881
*	Insight Enterprises Inc.	26,801	872
*	Interactive Intelligence Group Inc.	14,502	872
	West Corp.	38,803	857
*	Qualys Inc.	22,028	841
*	Callidus Software Inc.	43,870	805
*	Mercury Systems Inc.	31,201	767
*	Ixia	61,069	763
*	ScanSource Inc.	20,238	739
*	Cray Inc.	31,137	733
*	Web.com Group Inc.	41,782	722
	ADTRAN Inc.	37,233	713
*	Super Micro Computer Inc.	29,331	685
*	Bottomline Technologies de Inc.	29,271	682
	Monotype Imaging Holdings Inc.	30,818	681
*	Diodes Inc.	30,676	655
*	Q2 Holdings Inc.	22,752	652
*	FormFactor Inc.	56,663	615
*,^ Gogo Inc.		55,100	608
*,^ Twilio Inc.		9,336	601
*	Photronics Inc.	57,874	597
*	Amkor Technology Inc.	60,999	593
	Brooks Automation Inc.	43,393	591
*	Pure Storage Inc. Class A	42,887	581
*	Cvent Inc.	18,220	578
*	CEVA Inc.	16,076	564
*	ePlus Inc.	5,920	559
*,^ Match Group Inc.		30,706	546
*	Lattice Semiconductor Corp.	83,927	545
*	Perficient Inc.	26,666	537
*	Five9 Inc.	34,058	534
*	Benefitfocus Inc.	12,755	509
*	InvenSense Inc.	67,600	502
*	Endurance International Group Holdings Inc.	57,200	501
	Quality Systems Inc.	44,100	499
*	Nimble Storage Inc.	55,295	488
*	Virtusa Corp.	19,720	487
*	Box Inc.	30,581	482
*	Barracuda Networks Inc.	18,600	474
*	PROS Holdings Inc.	20,464	463
*	NeoPhotonics Corp.	28,296	462
*	VASCO Data Security International Inc.	25,043	441
*	Rudolph Technologies Inc.	24,800	440
*	Nanometrics Inc.	19,633	439
*	Loral Space & Communications Inc.	11,099	434
*	ShoreTel Inc.	53,687	430

*,^ Acacia Communications Inc.		4,150	429
	Inteliquent Inc.	25,544	412
*	Intralinks Holdings Inc.	40,422	407
	Epiq Systems Inc.	24,184	399
*	Harmonic Inc.	67,100	398
*	SunEdison Semiconductor Ltd.	34,900	398
*	CalAmp Corp.	28,088	392
*	Ultratech Inc.	16,903	390
*	Unisys Corp.	39,800	388
*	A10 Networks Inc.	35,813	383
*	Alpha & Omega Semiconductor Ltd.	17,323	376
*	Silver Spring Networks Inc.	26,300	373
*	Applied Micro Circuits Corp.	53,359	371
*	Vocera Communications Inc.	21,666	366
*	LivePerson Inc.	42,755	360
*	Exar Corp.	38,335	357
*	PDF Solutions Inc.	18,776	341
*	Digimarc Corp.	8,814	338
*	Actua Corp.	25,930	336
*	Alarm.com Holdings Inc.	11,350	328
	Cohu Inc.	27,773	326
*	Blucora Inc.	28,677	321
*	Axcelis Technologies Inc.	23,797	316
*	CommerceHub Inc.	19,745	314
	Hackett Group Inc.	18,781	310
*	Extreme Networks Inc.	68,974	310
*	Varonis Systems Inc.	10,250	309
*	Brightcove Inc.	23,361	305
*	Hortonworks Inc.	33,822	282
	Forrester Research Inc.	7,213	281
*	Carbonite Inc.	18,212	280
	IXYS Corp.	22,464	271
*	Workiva Inc.	14,700	267
*	KEYW Holding Corp.	24,100	266
*	CommerceHub Inc. Class A	16,572	262
*	Instructure Inc.	10,200	259
*	Rapid7 Inc.	14,553	257
	PC Connection Inc.	9,591	253
*	Immersion Corp.	30,649	250
	Computer Programs & Systems Inc.	9,500	248
*	DSP Group Inc.	20,216	243
*	Xcerra Corp.	40,013	242
*	Sonus Networks Inc.	31,090	242
*	Calix Inc.	32,888	242
*	Boingo Wireless Inc.	23,230	239
*	Applied Optoelectronics Inc.	10,450	232
*	Xactly Corp.	15,300	225
*	Mitek Systems Inc.	27,100	225
*	ChannelAdvisor Corp.	17,132	222
*	Apigee Corp.	12,600	219
*	Sigma Designs Inc.	27,700	216
*	MeetMe Inc.	34,649	215
*	Zix Corp.	51,791	212
*	Silicon Graphics International Corp.	27,177	209
*	Hutchinson Technology Inc.	49,700	198
	QAD Inc. Class A	8,720	195
*	Tangoe Inc.	23,649	195

*	Digi International Inc.	16,436	187
	American Software Inc. Class A	16,647	185
	Comtech Telecommunications Corp.	13,850	177
*	Model N Inc.	15,525	172
*	Kopin Corp.	72,876	159
*	Datalink Corp.	14,928	158
*	RigNet Inc.	10,100	153
*	Telenav Inc.	26,591	152
	Preformed Line Products Co.	3,527	149
*	Appfolio Inc.	7,260	141
*	GigPeak Inc.	59,092	139
*	Impinj Inc.	3,640	136
*	Tremor Video Inc.	80,644	135
*	Exa Corp.	8,351	134
*	Rosetta Stone Inc.	15,800	134
*	Ultra Clean Holdings Inc.	17,696	131
*	Agilysys Inc.	11,474	128
*	AXT Inc.	24,300	126
*	Amber Road Inc.	13,000	125
*	Dyax Corp CVR Expire 12/31/2019	112,113	124
*	Quantum Corp.	162,783	120
*	Seachange International Inc.	39,882	119
*	Rocket Fuel Inc.	44,800	118
*	Radisys Corp.	21,855	117
*	Clearfield Inc.	6,205	117
*	Park City Group Inc.	9,825	116
*	Aerohive Networks Inc.	18,902	115
*	NetSol Technologies Inc.	18,320	115
*	USA Technologies Inc.	19,506	109
*	Vectrus Inc.	6,838	104
*	Numerex Corp. Class A	13,385	104
*	iPass Inc.	64,042	103
*	Marin Software Inc.	40,800	103
*	MobileIron Inc.	36,400	100
*	Leap Wireless International Inc CVR	39,632	100
*	Castlight Health Inc. Class B	23,900	99
*	Jive Software Inc.	23,294	99
*	GSI Technology Inc.	20,070	95
*	Pendrell Corp.	138,079	95
*	SecureWorks Corp. Class A	7,500	94
	Systemax Inc.	11,829	94
*	Rightside Group Ltd.	9,960	91
*	Covisint Corp.	40,926	89
*	inTEST Corp.	21,900	88
*	ARI Network Services Inc.	18,460	82
*	Key Tronic Corp.	10,986	82
*	KVH Industries Inc.	9,261	82
*	Icad Inc.	15,448	80
*	Ciber Inc.	68,100	78
*	TransEnterix Inc.	46,000	78
*	Amtech Systems Inc.	15,449	77
*,^ VirnetX Holding Corp.		24,600	75
*	PAR Technology Corp.	13,813	74
*	Edgewater Technology Inc.	8,642	73
	Simulations Plus Inc.	8,096	71
	EMCORE Corp.	12,381	71
*	Internap Corp.	40,200	66

*	Pixelworks Inc.	23,098	64
*	SITO Mobile Ltd.	14,068	62
*	Guidance Software Inc.	10,347	62
*	MoSys Inc.	80,210	60
	Concurrent Computer Corp.	10,521	58
*	Westell Technologies Inc. Class A	106,788	55
*,^ Neonode Inc.		47,000	54
	PC-Tel Inc.	9,837	52
*	Novatel Wireless Inc.	16,312	51
	GlobalSCAPE Inc.	14,200	51
*	FalconStor Software Inc.	45,935	48
*	CVD Equipment Corp.	5,349	45
	Computer Task Group Inc.	9,180	43
*	ADDvantage Technologies Group Inc.	24,575	43
*	Limelight Networks Inc.	22,621	42
*,^ Netlist Inc.		33,001	41
*	VOXX International Corp. Class A	13,435	40
	LRAD Corp.	21,083	39
*	QuickLogic Corp.	51,440	39
	NCI Inc. Class A	3,378	39
	AstroNova Inc.	2,500	37
*	Imation Corp.	57,630	36
*	Support.com Inc.	39,324	33
	Evolving Systems Inc.	7,297	32
*	Qumu Corp.	12,191	28
*	eGain Corp.	8,680	27
*	BroadVision Inc.	4,952	25
*	Determine Inc.	12,492	22
*	Smith Micro Software Inc.	9,036	18
*	Nutanix Inc.	390	14
*	BSQUARE Corp.	2,900	14
	TESSCO Technologies Inc.	1,100	14
	QAD Inc. Class B	677	13
*	Everbridge Inc.	744	13
	Great Elm Capital Group Inc.	2,442	11
*	Full House Resorts Inc Rights Expire 12/31/2049	102,362	10
*	Apptio Inc. Class A	316	7
*	Synacor Inc.	2,300	7
*	Violin Memory Inc.	4,975	4
*	DASAN Zhone Solutions Inc.	2,987	3
*	Aware Inc.	422	2
*	WidePoint Corp.	4,300	2
			2,956,886
Telecommunications (1.4%)
	AT&T Inc.	4,801,922	195,006
	Verizon Communications Inc.	3,180,605	165,328
	CenturyLink Inc.	423,139	11,607
*	SBA Communications Corp. Class A	96,453	10,818
*	T-Mobile US Inc.	222,637	10,402
*	Level 3 Communications Inc.	221,903	10,292
	Frontier Communications Corp.	930,646	3,871
*	Sprint Corp.	466,273	3,091
*	Zayo Group Holdings Inc.	92,488	2,748
	Telephone & Data Systems Inc.	71,273	1,937
*	8x8 Inc.	67,972	1,049
	Shenandoah Telecommunications Co.	36,882	1,004
	Consolidated Communications Holdings Inc.	38,298	967

*	Vonage Holdings Corp.	141,277	934
^	Windstream Holdings Inc.	76,228	766
*	Cincinnati Bell Inc.	167,863	685
*	inContact Inc.	48,074	672
	ATN International Inc.	9,428	613
	EarthLink Holdings Corp.	89,700	556
*	GTT Communications Inc.	22,791	536
*	ORBCOMM Inc.	51,871	532
*	Iridium Communications Inc.	63,968	519
*	Globalstar Inc.	362,401	438
*	United States Cellular Corp.	10,350	376
*	General Communication Inc. Class A	18,728	257
	Spok Holdings Inc.	14,382	256
*	FairPoint Communications Inc.	16,620	250
*	Lumos Networks Corp.	15,580	218
*	Hawaiian Telcom Holdco Inc.	9,405	211
	IDT Corp. Class B	10,156	175
*,^ Straight Path Communications Inc. Class B		5,978	153
*	pdvWireless Inc.	6,548	150
*	HC2 Holdings Inc.	26,400	144
*	Alaska Communications Systems Group Inc.	58,205	100
*	Intelsat SA	30,220	82
*	Chelsea Therapeutics International Ltd. CVR Exp. 12/31/2016	53,188	6
			426,749
Utilities (2.0%)
	NextEra Energy Inc.	364,924	44,637
	Duke Energy Corp.	541,018	43,303
	Southern Co.	759,513	38,963
	Dominion Resources Inc.	486,632	36,142
	American Electric Power Co. Inc.	379,158	24,346
	PG&E Corp.	391,242	23,932
	Exelon Corp.	716,797	23,862
	Sempra Energy	192,754	20,661
	Edison International	253,853	18,341
	PPL Corp.	525,233	18,157
	Consolidated Edison Inc.	239,278	18,018
	Public Service Enterprise Group Inc.	392,999	16,455
	Xcel Energy Inc.	389,696	16,032
	WEC Energy Group Inc.	243,802	14,599
	Eversource Energy	246,471	13,354
	DTE Energy Co.	137,981	12,925
	FirstEnergy Corp.	332,274	10,992
	Entergy Corp.	136,692	10,488
	American Water Works Co. Inc.	139,404	10,433
	Ameren Corp.	183,451	9,022
	CMS Energy Corp.	211,457	8,883
	ONEOK Inc.	163,239	8,389
	CenterPoint Energy Inc.	320,363	7,442
	SCANA Corp.	96,674	6,996
	Alliant Energy Corp.	176,286	6,754
	AES Corp.	513,459	6,598
	Pinnacle West Capital Corp.	84,146	6,394
	Westar Energy Inc. Class A	111,703	6,339
	UGI Corp.	133,117	6,022
	NiSource Inc.	242,703	5,852
	Atmos Energy Corp.	77,391	5,763
	ITC Holdings Corp.	122,520	5,695

	Great Plains Energy Inc.			161,152	4,398
	Aqua America Inc.			138,400	4,218
	Piedmont Natural Gas Co. Inc.			68,483	4,112
	Vectren Corp.			71,826	3,606
*	Calpine Corp.			284,539	3,597
	National Fuel Gas Co.			65,612	3,548
	Portland General Electric Co.			72,963	3,107
	IDACORP Inc.			38,485	3,013
	NRG Energy Inc.			246,200	2,760
	Hawaiian Electric Industries Inc.			87,320	2,606
	Avista Corp.			62,214	2,600
	Black Hills Corp.			42,134	2,579
	ONE Gas Inc.			40,797	2,523
	ALLETE Inc.			42,011	2,505
	WGL Holdings Inc.			39,410	2,471
	New Jersey Resources Corp.			73,672	2,421
	Southwest Gas Corp.			33,921	2,370
	PNM Resources Inc.			70,210	2,297
	NorthWestern Corp.			37,935	2,182
	Spire Inc.			33,240	2,119
	Avangrid Inc.			49,446	2,066
	South Jersey Industries Inc.			64,194	1,897
	MGE Energy Inc.			33,118	1,871
	El Paso Electric Co.			34,736	1,625
	Ormat Technologies Inc.			29,978	1,451
	Empire District Electric Co.			41,203	1,407
	Northwest Natural Gas Co.			20,607	1,239
	California Water Service Group			36,932	1,185
	American States Water Co.			28,718	1,150
*	Dynegy Inc.			92,500	1,146
	TerraForm Power Inc. Class A			66,413	924
*	Talen Energy Corp.			64,221	889
	Chesapeake Utilities Corp.			13,051	797
	SJW Corp.			13,683	598
	Unitil Corp.			13,014	508
	Middlesex Water Co.			13,126	463
	Connecticut Water Service Inc.			8,514	423
	York Water Co.			12,046	357
*	Sunrun Inc.			49,200	310
	Atlantic Power Corp.			87,520	216
	Artesian Resources Corp. Class A			6,304	180
	Delta Natural Gas Co. Inc.			6,804	162
	Spark Energy Inc. Class A			3,900	114
*	Pure Cycle Corp.			19,761	113
*	Cadiz Inc.			11,960	89
*,^ Vivint Solar Inc.				25,967	82
	Genie Energy Ltd. Class B			12,877	76
*	US Geothermal Inc.			86,878	63
					586,222
Total Common Stocks (Cost $9,098,414)					17,681,905

			Maturity
		Coupon	Date
U.S. Government and Agency Obligations (25.0%)
U.S. Government Securities (15.8%)
	United States Treasury Note/Bond	3.125%	1/31/17	311	314

United States Treasury Note/Bond	8.750%	5/15/17	6,470	6,791
United States Treasury Note/Bond	1.875%	10/31/17	3,120	3,159
United States Treasury Note/Bond	0.875%	11/15/17	26,721	26,771
United States Treasury Note/Bond	4.250%	11/15/17	7,020	7,295
United States Treasury Note/Bond	0.625%	11/30/17	4,050	4,046
United States Treasury Note/Bond	0.875%	11/30/17	20,800	20,842
United States Treasury Note/Bond	1.000%	12/15/17	18,908	18,973
United States Treasury Note/Bond	0.750%	12/31/17	20,143	20,152
United States Treasury Note/Bond	1.000%	12/31/17	1,160	1,164
United States Treasury Note/Bond	0.875%	1/15/18	42,476	42,562
United States Treasury Note/Bond	0.750%	1/31/18	30,553	30,562
United States Treasury Note/Bond	0.875%	1/31/18	2,465	2,470
United States Treasury Note/Bond	2.625%	1/31/18	11,880	12,175
United States Treasury Note/Bond	1.000%	2/15/18	28,000	28,105
United States Treasury Note/Bond	3.500%	2/15/18	31,600	32,785
United States Treasury Note/Bond	0.750%	2/28/18	64,755	64,775
United States Treasury Note/Bond	2.750%	2/28/18	5,000	5,141
United States Treasury Note/Bond	1.000%	3/15/18	18,403	18,475
United States Treasury Note/Bond	0.875%	3/31/18	18,062	18,099
United States Treasury Note/Bond	2.875%	3/31/18	6,159	6,353
United States Treasury Note/Bond	0.750%	4/15/18	23,024	23,028
United States Treasury Note/Bond	0.625%	4/30/18	26,028	25,983
United States Treasury Note/Bond	0.750%	4/30/18	4,649	4,650
United States Treasury Note/Bond	9.125%	5/15/18	3,675	4,169
United States Treasury Note/Bond	0.875%	5/31/18	106,961	107,178
United States Treasury Note/Bond	1.000%	5/31/18	28,887	29,004
United States Treasury Note/Bond	2.375%	5/31/18	885	909
United States Treasury Note/Bond	1.125%	6/15/18	2,769	2,786
United States Treasury Note/Bond	0.625%	6/30/18	2,595	2,589
United States Treasury Note/Bond	1.375%	6/30/18	10,285	10,393
United States Treasury Note/Bond	2.375%	6/30/18	14,935	15,348
United States Treasury Note/Bond	0.875%	7/15/18	14,505	14,532
United States Treasury Note/Bond	0.750%	7/31/18	68,425	68,404
United States Treasury Note/Bond	1.375%	7/31/18	251	254
United States Treasury Note/Bond	2.250%	7/31/18	6,701	6,881
United States Treasury Note/Bond	0.750%	8/31/18	9,110	9,109
United States Treasury Note/Bond	1.500%	8/31/18	575	583
United States Treasury Note/Bond	1.000%	9/15/18	3,475	3,489
United States Treasury Note/Bond	0.750%	9/30/18	10,000	9,997
United States Treasury Note/Bond	1.375%	9/30/18	35,100	35,495
United States Treasury Note/Bond	0.875%	10/15/18	22,550	22,589
United States Treasury Note/Bond	1.250%	10/31/18	16,844	16,997
United States Treasury Note/Bond	1.750%	10/31/18	39,400	40,157
United States Treasury Note/Bond	1.250%	11/15/18	11,290	11,394
United States Treasury Note/Bond	3.750%	11/15/18	671	712
United States Treasury Note/Bond	1.250%	11/30/18	10,250	10,343
United States Treasury Note/Bond	1.375%	11/30/18	1,488	1,506
United States Treasury Note/Bond	1.250%	12/15/18	10,000	10,094
United States Treasury Note/Bond	1.375%	12/31/18	6,375	6,452
United States Treasury Note/Bond	1.500%	12/31/18	10,650	10,808
United States Treasury Note/Bond	1.125%	1/15/19	4,041	4,068
United States Treasury Note/Bond	1.250%	1/31/19	10,475	10,576
United States Treasury Note/Bond	1.500%	1/31/19	8,425	8,554
United States Treasury Note/Bond	0.750%	2/15/19	47,566	47,469
United States Treasury Note/Bond	2.750%	2/15/19	5,220	5,457
United States Treasury Note/Bond	8.875%	2/15/19	1,850	2,202
United States Treasury Note/Bond	1.375%	2/28/19	17,375	17,595

United States Treasury Note/Bond	1.500%	2/28/19	32,590	33,099
United States Treasury Note/Bond	1.000%	3/15/19	76,767	77,055
United States Treasury Note/Bond	1.500%	3/31/19	22,250	22,608
United States Treasury Note/Bond	1.625%	3/31/19	7,755	7,903
United States Treasury Note/Bond	0.875%	4/15/19	56,330	56,365
United States Treasury Note/Bond	1.250%	4/30/19	10,297	10,400
United States Treasury Note/Bond	1.625%	4/30/19	36,004	36,702
United States Treasury Note/Bond	0.875%	5/15/19	20,496	20,502
United States Treasury Note/Bond	3.125%	5/15/19	19,835	20,994
United States Treasury Note/Bond	1.125%	5/31/19	5,525	5,565
United States Treasury Note/Bond	1.500%	5/31/19	26,796	27,240
United States Treasury Note/Bond	0.875%	6/15/19	17,000	17,003
United States Treasury Note/Bond	1.000%	6/30/19	6,502	6,526
United States Treasury Note/Bond	1.625%	6/30/19	25,287	25,801
United States Treasury Note/Bond	0.750%	7/15/19	54,930	54,750
United States Treasury Note/Bond	0.875%	7/31/19	32,592	32,592
United States Treasury Note/Bond	1.625%	7/31/19	32,861	33,539
United States Treasury Note/Bond	0.750%	8/15/19	16,576	16,513
United States Treasury Note/Bond	3.625%	8/15/19	18,900	20,362
United States Treasury Note/Bond	8.125%	8/15/19	5,535	6,664
United States Treasury Note/Bond	1.000%	8/31/19	14,175	14,217
United States Treasury Note/Bond	1.625%	8/31/19	9,946	10,154
United States Treasury Note/Bond	1.750%	9/30/19	19,330	19,810
United States Treasury Note/Bond	1.250%	10/31/19	3,800	3,838
United States Treasury Note/Bond	1.500%	10/31/19	55,715	56,690
United States Treasury Note/Bond	3.375%	11/15/19	24,504	26,338
United States Treasury Note/Bond	1.000%	11/30/19	6,025	6,036
United States Treasury Note/Bond	1.500%	11/30/19	35,106	35,715
United States Treasury Note/Bond	1.125%	12/31/19	1,075	1,081
United States Treasury Note/Bond	1.625%	12/31/19	28,033	28,633
United States Treasury Note/Bond	1.375%	1/31/20	2,700	2,735
United States Treasury Note/Bond	3.625%	2/15/20	8,270	8,992
United States Treasury Note/Bond	8.500%	2/15/20	3,269	4,086
United States Treasury Note/Bond	1.375%	2/29/20	14,143	14,326
United States Treasury Note/Bond	1.125%	3/31/20	11,000	11,052
United States Treasury Note/Bond	1.375%	3/31/20	23,575	23,881
United States Treasury Note/Bond	1.125%	4/30/20	18,800	18,876
United States Treasury Note/Bond	1.375%	4/30/20	25,267	25,595
United States Treasury Note/Bond	3.500%	5/15/20	3,560	3,871
United States Treasury Note/Bond	1.375%	5/31/20	18,815	19,050
United States Treasury Note/Bond	1.500%	5/31/20	32,693	33,255
United States Treasury Note/Bond	1.625%	6/30/20	26,710	27,294
United States Treasury Note/Bond	1.875%	6/30/20	23,525	24,245
United States Treasury Note/Bond	1.625%	7/31/20	1,115	1,140
United States Treasury Note/Bond	2.000%	7/31/20	6,268	6,488
United States Treasury Note/Bond	2.625%	8/15/20	15,775	16,707
United States Treasury Note/Bond	1.375%	8/31/20	14,177	14,350
United States Treasury Note/Bond	1.375%	10/31/20	14,079	14,244
United States Treasury Note/Bond	1.750%	10/31/20	37,336	38,316
United States Treasury Note/Bond	2.625%	11/15/20	56,233	59,695
United States Treasury Note/Bond	1.625%	11/30/20	22,750	23,244
United States Treasury Note/Bond	2.000%	11/30/20	22,950	23,789
United States Treasury Note/Bond	1.750%	12/31/20	10,644	10,929
United States Treasury Note/Bond	2.375%	12/31/20	22,442	23,617
United States Treasury Note/Bond	1.375%	1/31/21	27,457	27,757
United States Treasury Note/Bond	2.125%	1/31/21	19,996	20,836
United States Treasury Note/Bond	3.625%	2/15/21	12,358	13,671

United States Treasury Note/Bond	7.875%	2/15/21	400	515
United States Treasury Note/Bond	1.125%	2/28/21	23,712	23,727
United States Treasury Note/Bond	2.000%	2/28/21	12,275	12,732
United States Treasury Note/Bond	1.250%	3/31/21	52,060	52,336
United States Treasury Note/Bond	2.250%	3/31/21	12,000	12,581
United States Treasury Note/Bond	1.375%	4/30/21	1,039	1,050
United States Treasury Note/Bond	2.250%	4/30/21	7,075	7,422
United States Treasury Note/Bond	3.125%	5/15/21	29,512	32,108
United States Treasury Note/Bond	1.375%	5/31/21	18,030	18,230
United States Treasury Note/Bond	2.000%	5/31/21	30,378	31,531
United States Treasury Note/Bond	1.125%	6/30/21	51,329	51,273
United States Treasury Note/Bond	2.125%	6/30/21	38,700	40,411
United States Treasury Note/Bond	1.125%	7/31/21	19,345	19,321
United States Treasury Note/Bond	2.250%	7/31/21	19,600	20,586
United States Treasury Note/Bond	2.125%	8/15/21	19,115	19,963
United States Treasury Note/Bond	1.125%	8/31/21	25,212	25,188
United States Treasury Note/Bond	2.000%	8/31/21	9,525	9,893
United States Treasury Note/Bond	1.125%	9/30/21	35,000	34,956
United States Treasury Note/Bond	2.125%	9/30/21	17,325	18,105
United States Treasury Note/Bond	2.000%	10/31/21	20,510	21,311
United States Treasury Note/Bond	2.000%	11/15/21	54,050	56,153
United States Treasury Note/Bond	8.000%	11/15/21	10,770	14,407
United States Treasury Note/Bond	1.875%	11/30/21	15,600	16,114
United States Treasury Note/Bond	2.125%	12/31/21	22,700	23,732
United States Treasury Note/Bond	1.500%	1/31/22	17,975	18,214
United States Treasury Note/Bond	2.000%	2/15/22	6,453	6,707
United States Treasury Note/Bond	1.750%	2/28/22	26,621	27,320
United States Treasury Note/Bond	1.750%	3/31/22	17,879	18,343
United States Treasury Note/Bond	1.750%	4/30/22	10,100	10,359
United States Treasury Note/Bond	1.750%	5/15/22	5,400	5,537
United States Treasury Note/Bond	1.875%	5/31/22	18,550	19,150
United States Treasury Note/Bond	2.125%	6/30/22	19,560	20,459
United States Treasury Note/Bond	2.000%	7/31/22	13,095	13,609
United States Treasury Note/Bond	1.625%	8/15/22	11,985	12,202
United States Treasury Note/Bond	1.875%	8/31/22	10,439	10,775
United States Treasury Note/Bond	1.750%	9/30/22	18,600	19,059
United States Treasury Note/Bond	1.875%	10/31/22	18,380	18,966
United States Treasury Note/Bond	1.625%	11/15/22	17,550	17,846
United States Treasury Note/Bond	2.000%	11/30/22	5,080	5,278
United States Treasury Note/Bond	2.125%	12/31/22	23,429	24,520
United States Treasury Note/Bond	1.750%	1/31/23	27,583	28,238
United States Treasury Note/Bond	2.000%	2/15/23	14,085	14,635
United States Treasury Note/Bond	7.125%	2/15/23	1,100	1,490
United States Treasury Note/Bond	1.500%	2/28/23	37,055	37,356
United States Treasury Note/Bond	1.500%	3/31/23	28,225	28,437
United States Treasury Note/Bond	1.625%	4/30/23	4,285	4,349
United States Treasury Note/Bond	1.750%	5/15/23	36,043	36,865
United States Treasury Note/Bond	1.625%	5/31/23	23,885	24,236
United States Treasury Note/Bond	1.375%	6/30/23	25,610	25,574
United States Treasury Note/Bond	1.250%	7/31/23	26,360	26,088
United States Treasury Note/Bond	2.500%	8/15/23	34,410	36,878
United States Treasury Note/Bond	6.250%	8/15/23	16,980	22,395
United States Treasury Note/Bond	1.375%	8/31/23	22,170	22,108
United States Treasury Note/Bond	1.375%	9/30/23	19,000	18,935
United States Treasury Note/Bond	2.750%	11/15/23	20,256	22,079
United States Treasury Note/Bond	2.750%	2/15/24	16,674	18,201
United States Treasury Note/Bond	2.500%	5/15/24	66,454	71,438

United States Treasury Note/Bond	2.375%	8/15/24	33,710	35,933
United States Treasury Note/Bond	2.250%	11/15/24	36,046	38,074
United States Treasury Note/Bond	7.500%	11/15/24	675	989
United States Treasury Note/Bond	2.000%	2/15/25	61,048	63,251
United States Treasury Note/Bond	2.125%	5/15/25	41,761	43,692
United States Treasury Note/Bond	2.000%	8/15/25	23,772	24,615
United States Treasury Note/Bond	6.875%	8/15/25	1,163	1,682
United States Treasury Note/Bond	2.250%	11/15/25	30,347	32,054
United States Treasury Note/Bond	1.625%	2/15/26	16,105	16,145
United States Treasury Note/Bond	6.000%	2/15/26	4,345	6,027
United States Treasury Note/Bond	1.625%	5/15/26	47,248	47,344
United States Treasury Note/Bond	1.500%	8/15/26	44,874	44,474
United States Treasury Note/Bond	6.750%	8/15/26	3,095	4,558
United States Treasury Note/Bond	6.500%	11/15/26	5,910	8,614
United States Treasury Note/Bond	6.125%	11/15/27	3,275	4,758
United States Treasury Note/Bond	5.500%	8/15/28	15,445	21,729
United States Treasury Note/Bond	5.250%	11/15/28	9,875	13,683
United States Treasury Note/Bond	5.250%	2/15/29	11,313	15,746
United States Treasury Note/Bond	6.125%	8/15/29	4,420	6,653
United States Treasury Note/Bond	6.250%	5/15/30	6,570	10,152
United States Treasury Note/Bond	5.375%	2/15/31	8,700	12,705
United States Treasury Note/Bond	4.500%	2/15/36	16,500	23,260
United States Treasury Note/Bond	4.750%	2/15/37	11,925	17,336
United States Treasury Note/Bond	5.000%	5/15/37	4,403	6,607
United States Treasury Note/Bond	4.375%	2/15/38	11,742	16,409
United States Treasury Note/Bond	4.500%	5/15/38	8,000	11,378
United States Treasury Note/Bond	3.500%	2/15/39	9,301	11,543
United States Treasury Note/Bond	4.250%	5/15/39	8,883	12,204
United States Treasury Note/Bond	4.500%	8/15/39	8,684	12,335
United States Treasury Note/Bond	4.375%	11/15/39	11,686	16,331
United States Treasury Note/Bond	4.625%	2/15/40	13,760	19,896
United States Treasury Note/Bond	4.375%	5/15/40	5,950	8,333
United States Treasury Note/Bond	3.875%	8/15/40	6,685	8,742
United States Treasury Note/Bond	4.250%	11/15/40	10,317	14,239
United States Treasury Note/Bond	4.750%	2/15/41	15,588	23,053
United States Treasury Note/Bond	4.375%	5/15/41	7,450	10,490
United States Treasury Note/Bond	3.750%	8/15/41	6,500	8,375
United States Treasury Note/Bond	3.125%	11/15/41	8,128	9,487
United States Treasury Note/Bond	3.125%	2/15/42	8,523	9,955
United States Treasury Note/Bond	3.000%	5/15/42	6,425	7,345
United States Treasury Note/Bond	2.750%	8/15/42	23,725	25,927
United States Treasury Note/Bond	2.750%	11/15/42	73,183	79,907
United States Treasury Note/Bond	3.125%	2/15/43	1,942	2,270
United States Treasury Note/Bond	2.875%	5/15/43	28,760	32,117
United States Treasury Note/Bond	3.625%	8/15/43	36,486	46,594
United States Treasury Note/Bond	3.750%	11/15/43	23,554	30,745
United States Treasury Note/Bond	3.625%	2/15/44	29,063	37,119
United States Treasury Note/Bond	3.375%	5/15/44	11,816	14,460
United States Treasury Note/Bond	3.125%	8/15/44	13,001	15,221
United States Treasury Note/Bond	3.000%	11/15/44	16,069	18,384
United States Treasury Note/Bond	2.500%	2/15/45	33,593	34,832
United States Treasury Note/Bond	3.000%	5/15/45	22,139	25,318
United States Treasury Note/Bond	2.875%	8/15/45	30,367	33,930
United States Treasury Note/Bond	3.000%	11/15/45	5,078	5,813
United States Treasury Note/Bond	2.500%	2/15/46	39,339	40,808
United States Treasury Note/Bond	2.500%	5/15/46	26,510	27,533

united states treasury note/bond	2.250%	8/15/46	26,050	25,667
				4,667,631
agency bonds and notes (1.0%)
3 aid-israel	5.500%	12/4/23	375	469
3 aid-israel	5.500%	4/26/24	1,400	1,767
3 AID-Jordan	1.945%	6/23/19	600	614
3 AID-Jordan	2.503%	10/30/20	750	789
3 AID-Jordan	2.578%	6/30/22	320	338
3 AID-Tunisia	2.452%	7/24/21	250	263
3 AID-Tunisia	1.416%	8/5/21	200	200
3 AID-Ukraine	1.844%	5/16/19	350	358
3 AID-Ukraine	1.847%	5/29/20	700	715
3 AID-Ukraine	1.471%	9/29/21	675	678
2 Federal Farm Credit Banks	1.125%	12/18/17	500	502
2 Federal Farm Credit Banks	1.110%	2/20/18	425	427
2 Federal Farm Credit Banks	0.750%	4/18/18	1,500	1,498
2 Federal Farm Credit Banks	1.100%	6/1/18	400	402
2 Federal Farm Credit Banks	5.150%	11/15/19	3,000	3,377
2 Federal Farm Credit Banks	3.500%	12/20/23	500	563
2 Federal Home Loan Banks	0.625%	10/26/17	5,000	4,995
2 Federal Home Loan Banks	5.000%	11/17/17	2,350	2,462
2 Federal Home Loan Banks	1.000%	12/19/17	4,000	4,013
2 Federal Home Loan Banks	1.375%	3/9/18	2,200	2,217
2 Federal Home Loan Banks	0.875%	3/19/18	3,550	3,553
2 Federal Home Loan Banks	1.125%	4/25/18	2,000	2,009
2 Federal Home Loan Banks	2.750%	6/8/18	1,625	1,677
2 Federal Home Loan Banks	0.875%	6/29/18	3,950	3,953
2 Federal Home Loan Banks	0.625%	8/7/18	2,000	1,992
2 Federal Home Loan Banks	5.375%	8/15/18	225	244
2 Federal Home Loan Banks	0.875%	10/1/18	6,000	5,999
2 Federal Home Loan Banks	1.125%	6/21/19	4,300	4,319
2 Federal Home Loan Banks	0.875%	8/5/19	2,000	1,993
2 Federal Home Loan Banks	1.000%	9/26/19	4,000	3,998
2 Federal Home Loan Banks	1.875%	3/13/20	500	513
2 Federal Home Loan Banks	4.125%	3/13/20	2,075	2,287
2 Federal Home Loan Banks	3.375%	6/12/20	1,825	1,974
2 Federal Home Loan Banks	5.250%	12/11/20	1,000	1,166
2 Federal Home Loan Banks	1.375%	2/18/21	1,600	1,610
2 Federal Home Loan Banks	5.625%	6/11/21	1,600	1,916
2 Federal Home Loan Banks	1.125%	7/14/21	3,000	2,980
2 Federal Home Loan Banks	2.125%	3/10/23	3,155	3,270
2 Federal Home Loan Banks	2.875%	6/14/24	2,000	2,168
2 Federal Home Loan Banks	5.375%	8/15/24	815	1,033
2 Federal Home Loan Banks	5.500%	7/15/36	2,775	4,031
4 Federal Home Loan Mortgage Corp.	5.125%	11/17/17	2,800	2,937
4 Federal Home Loan Mortgage Corp.	1.000%	12/15/17	5,000	5,016
4 Federal Home Loan Mortgage Corp.	0.750%	1/12/18	1,800	1,799
4 Federal Home Loan Mortgage Corp.	0.875%	3/7/18	2,000	2,002
4 Federal Home Loan Mortgage Corp.	0.750%	4/9/18	6,000	5,993
4 Federal Home Loan Mortgage Corp.	4.875%	6/13/18	2,720	2,904
4 Federal Home Loan Mortgage Corp.	0.875%	10/12/18	10,000	9,992
4 Federal Home Loan Mortgage Corp.	3.750%	3/27/19	1,625	1,737
4 Federal Home Loan Mortgage Corp.	1.125%	4/15/19	5,000	5,021
4 Federal Home Loan Mortgage Corp.	1.750%	5/30/19	2,900	2,960
4 Federal Home Loan Mortgage Corp.	0.875%	7/19/19	2,837	2,828
4 Federal Home Loan Mortgage Corp.	1.250%	8/1/19	1,163	1,171
4 Federal Home Loan Mortgage Corp.	1.250%	10/2/19	10,975	11,046

4 Federal Home Loan Mortgage Corp.	1.375%	5/1/20	1,900	1,919
4 Federal Home Loan Mortgage Corp.	1.125%	8/12/21	8,000	7,930
4 Federal Home Loan Mortgage Corp.	2.375%	1/13/22	2,800	2,947
4 Federal Home Loan Mortgage Corp.	6.750%	9/15/29	270	407
4 Federal Home Loan Mortgage Corp.	6.250%	7/15/32	2,941	4,447
4 Federal National Mortgage Assn.	0.875%	12/20/17	3,000	3,005
4 Federal National Mortgage Assn.	0.875%	2/8/18	6,000	6,005
4 Federal National Mortgage Assn.	0.875%	3/28/18	2,000	2,002
4 Federal National Mortgage Assn.	0.875%	5/21/18	1,490	1,491
4 Federal National Mortgage Assn.	1.125%	7/20/18	3,000	3,015
4 Federal National Mortgage Assn.	1.875%	9/18/18	9,997	10,191
4 Federal National Mortgage Assn.	1.125%	10/19/18	3,000	3,014
4 Federal National Mortgage Assn.	1.625%	11/27/18	4,370	4,437
4 Federal National Mortgage Assn.	1.125%	12/14/18	4,119	4,138
4 Federal National Mortgage Assn.	1.375%	1/28/19	2,000	2,021
4 Federal National Mortgage Assn.	1.875%	2/19/19	4,000	4,088
4 Federal National Mortgage Assn.	1.000%	2/26/19	1,875	1,878
4 Federal National Mortgage Assn.	1.750%	6/20/19	4,000	4,084
4 Federal National Mortgage Assn.	0.875%	8/2/19	2,000	1,993
4 Federal National Mortgage Assn.	1.000%	8/28/19	6,350	6,348
4 Federal National Mortgage Assn.	1.750%	9/12/19	7,000	7,150
4 Federal National Mortgage Assn.	0.000%	10/9/19	1,110	1,068
4 Federal National Mortgage Assn.	1.750%	11/26/19	1,800	1,839
4 Federal National Mortgage Assn.	1.625%	1/21/20	2,000	2,036
4 Federal National Mortgage Assn.	1.500%	6/22/20	4,000	4,057
4 Federal National Mortgage Assn.	1.500%	11/30/20	4,000	4,052
4 Federal National Mortgage Assn.	1.875%	12/28/20	2,000	2,055
4 Federal National Mortgage Assn.	1.375%	2/26/21	1,900	1,912
4 Federal National Mortgage Assn.	1.250%	8/17/21	2,000	1,994
4 Federal National Mortgage Assn.	2.625%	9/6/24	2,000	2,142
4 Federal National Mortgage Assn.	2.125%	4/24/26	2,100	2,143
4 Federal National Mortgage Assn.	1.875%	9/24/26	2,900	2,889
4 Federal National Mortgage Assn.	7.125%	1/15/30	1,405	2,190
4 Federal National Mortgage Assn.	7.250%	5/15/30	2,025	3,207
4 Federal National Mortgage Assn.	6.625%	11/15/30	6,320	9,620
4 Federal National Mortgage Assn.	5.625%	7/15/37	1,260	1,862
2 Financing Corp.	9.800%	4/6/18	500	566
2 Financing Corp.	9.650%	11/2/18	475	560
Private Export Funding Corp.	2.250%	12/15/17	200	203
Private Export Funding Corp.	1.875%	7/15/18	300	304
Private Export Funding Corp.	4.375%	3/15/19	350	378
Private Export Funding Corp.	1.450%	8/15/19	350	353
Private Export Funding Corp.	2.250%	3/15/20	650	675
Private Export Funding Corp.	2.300%	9/15/20	175	182
Private Export Funding Corp.	4.300%	12/15/21	175	200
Private Export Funding Corp.	2.800%	5/15/22	200	213
Private Export Funding Corp.	2.050%	11/15/22	4,175	4,265
Private Export Funding Corp.	3.550%	1/15/24	725	807
Private Export Funding Corp.	2.450%	7/15/24	525	545
Private Export Funding Corp.	3.250%	6/15/25	175	192
2 Tennessee Valley Authority	4.500%	4/1/18	655	690
2 Tennessee Valley Authority	1.750%	10/15/18	600	610
2 Tennessee Valley Authority	3.875%	2/15/21	905	1,005
2 Tennessee Valley Authority	1.875%	8/15/22	425	432
2 Tennessee Valley Authority	2.875%	9/15/24	954	1,030
2 Tennessee Valley Authority	6.750%	11/1/25	3,520	4,917
2 Tennessee Valley Authority	7.125%	5/1/30	2,000	3,075

2	Tennessee Valley Authority	4.650%	6/15/35	500	642
2	Tennessee Valley Authority	5.880%	4/1/36	285	414
2	Tennessee Valley Authority	5.500%	6/15/38	225	320
2	Tennessee Valley Authority	5.250%	9/15/39	425	588
2	Tennessee Valley Authority	3.500%	12/15/42	950	1,041
2	Tennessee Valley Authority	5.375%	4/1/56	580	835
2	Tennessee Valley Authority	4.625%	9/15/60	519	664
2	Tennessee Valley Authority	4.250%	9/15/65	700	838
					286,858
Conventional Mortgage-Backed Securities (8.1%)
4,5	Fannie Mae Pool	2.000%	10/1/28–8/1/31	3,733	3,796
4,5,6	Fannie Mae Pool	2.500%	3/1/27–1/1/43	73,605	76,319
4,5,6	Fannie Mae Pool	3.000%	1/1/26–10/1/46	229,178	239,602
4,5,6	Fannie Mae Pool	3.500%	9/1/25–10/1/46	266,686	282,420
4,5,6	Fannie Mae Pool	4.000%	7/1/18–10/1/46	172,484	186,099
4,5,6	Fannie Mae Pool	4.500%	1/1/18–10/1/46	85,243	93,531
4,5	Fannie Mae Pool	5.000%	3/1/17–10/1/46	42,297	46,899
4,5	Fannie Mae Pool	5.500%	11/1/16–4/1/40	36,146	40,786
4,5	Fannie Mae Pool	6.000%	1/1/17–5/1/41	25,170	28,915
4,5	Fannie Mae Pool	6.500%	10/1/16–10/1/39	7,223	8,304
4,5	Fannie Mae Pool	7.000%	12/1/22–11/1/37	2,722	3,164
4,5	Fannie Mae Pool	7.500%	11/1/22–12/1/32	222	250
4,5	Fannie Mae Pool	8.000%	12/1/22–10/1/30	49	55
4,5	Fannie Mae Pool	8.500%	11/1/18–7/1/30	35	41
4,5	Fannie Mae Pool	9.000%	7/1/22–6/1/26	10	12
4,5	Fannie Mae Pool	9.500%	8/1/20–2/1/25	1	2
4,5	Freddie Mac Gold Pool	2.000%	8/1/28–1/1/29	2,491	2,539
4,5,6	Freddie Mac Gold Pool	2.500%	4/1/27–2/1/43	53,808	55,895
4,5,6	Freddie Mac Gold Pool	3.000%	4/1/23–10/1/46	154,639	161,625
4,5,6	Freddie Mac Gold Pool	3.500%	9/1/25–10/1/46	170,626	180,523
4,5,6	Freddie Mac Gold Pool	4.000%	7/1/18–10/1/46	103,751	111,564
4,5	Freddie Mac Gold Pool	4.500%	1/1/18–5/1/46	46,844	51,247
4,5	Freddie Mac Gold Pool	5.000%	4/1/17–10/1/41	27,174	30,094
4,5	Freddie Mac Gold Pool	5.500%	5/1/17–6/1/41	20,690	23,295
4,5	Freddie Mac Gold Pool	6.000%	1/1/17–5/1/40	12,660	14,471
4,5	Freddie Mac Gold Pool	6.500%	1/1/17–3/1/39	3,247	3,708
4,5	Freddie Mac Gold Pool	7.000%	10/1/22–12/1/38	930	1,081
4,5	Freddie Mac Gold Pool	7.500%	1/1/23–1/1/32	142	162
4,5	Freddie Mac Gold Pool	8.000%	1/1/22–1/1/31	99	115
4,5	Freddie Mac Gold Pool	8.500%	4/1/20–5/1/30	16	19
4,5	Freddie Mac Gold Pool	9.000%	10/1/21–4/1/30	9	11
5	Ginnie Mae I Pool	3.000%	1/15/26–5/15/45	14,367	15,100
5,6	Ginnie Mae I Pool	3.500%	11/15/25–10/1/46	15,280	16,290
5,6	Ginnie Mae I Pool	4.000%	10/15/24–10/1/46	23,629	25,488
5	Ginnie Mae I Pool	4.500%	8/15/18–1/15/42	25,105	27,877
5	Ginnie Mae I Pool	5.000%	1/15/18–4/15/41	16,011	17,943
5	Ginnie Mae I Pool	5.500%	6/15/18–6/15/41	8,022	9,121
5	Ginnie Mae I Pool	6.000%	5/15/17–12/15/40	5,594	6,443
5	Ginnie Mae I Pool	6.500%	11/15/23–8/15/39	1,574	1,771
5	Ginnie Mae I Pool	7.000%	1/15/23–8/15/32	663	743
5	Ginnie Mae I Pool	7.500%	10/15/22–3/15/32	204	225
5	Ginnie Mae I Pool	8.000%	3/15/22–3/15/32	129	148
5	Ginnie Mae I Pool	8.500%	8/15/22–6/15/30	20	21
5	Ginnie Mae I Pool	9.000%	11/15/19–2/15/30	18	21
5	Ginnie Mae I Pool	9.500%	8/15/20–1/15/25	2	2
5	Ginnie Mae II Pool	2.500%	6/20/27–9/20/46	3,442	3,584
5,6	Ginnie Mae II Pool	3.000%	2/20/27–10/1/46	144,629	151,780

5,6	Ginnie Mae II Pool	3.500%	9/20/25–11/1/46	241,189	256,584
5,6	Ginnie Mae II Pool	4.000%	9/20/25–10/1/46	114,302	122,811
5,6	Ginnie Mae II Pool	4.500%	11/20/35–11/1/46	51,844	56,162
5	Ginnie Mae II Pool	5.000%	3/20/18–7/20/44	26,059	28,523
5	Ginnie Mae II Pool	5.500%	12/20/33–9/20/41	7,718	8,547
5	Ginnie Mae II Pool	6.000%	3/20/33–7/20/39	3,494	3,992
5	Ginnie Mae II Pool	6.500%	12/20/35–11/20/39	1,125	1,298
5	Ginnie Mae II Pool	7.000%	4/20/38–8/20/38	197	227
					2,401,245
Nonconventional Mortgage-Backed Securities (0.1%)
4,5,7Fannie Mae Pool		1.927%	4/1/37	57	59
4,5	Fannie Mae Pool	2.100%	3/1/43	656	669
4,5	Fannie Mae Pool	2.187%	6/1/42–6/1/43	1,600	1,651
4,5	Fannie Mae Pool	2.197%	10/1/42	290	297
4,5,7Fannie Mae Pool		2.210%	12/1/41	236	243
4,5	Fannie Mae Pool	2.212%	9/1/42	345	358
4,5	Fannie Mae Pool	2.265%	7/1/43	693	710
4,5,7Fannie Mae Pool		2.365%	9/1/37	173	184
4,5,7Fannie Mae Pool		2.416%	5/1/42	692	718
4,5	Fannie Mae Pool	2.424%	5/1/43	1,189	1,225
4,5	Fannie Mae Pool	2.436%	9/1/43	82	84
4,5,7Fannie Mae Pool		2.437%	12/1/33	43	46
4,5	Fannie Mae Pool	2.445%	10/1/42	533	547
4,5,7Fannie Mae Pool		2.485%	11/1/36	204	216
4,5,7Fannie Mae Pool		2.539%	9/1/34	57	60
4,5,7Fannie Mae Pool		2.553%	2/1/36	84	86
4,5,7Fannie Mae Pool		2.575%	11/1/39	38	40
4,5,7Fannie Mae Pool		2.578%	10/1/39	58	61
4,5,7Fannie Mae Pool		2.581%	12/1/40	209	220
4,5,7Fannie Mae Pool		2.617%	11/1/41	196	207
4,5,7Fannie Mae Pool		2.618%	12/1/41	211	224
4,5,7Fannie Mae Pool		2.634%	1/1/37	191	204
4,5,7Fannie Mae Pool		2.662%	10/1/40	120	126
4,5,7Fannie Mae Pool		2.685%	11/1/33–12/1/40	177	186
4,5,7Fannie Mae Pool		2.690%	11/1/40–12/1/40	136	143
4,5,7Fannie Mae Pool		2.710%	1/1/40	139	144
4,5,7Fannie Mae Pool		2.715%	8/1/37	123	130
4,5,7Fannie Mae Pool		2.718%	10/1/40	97	102
4,5	Fannie Mae Pool	2.725%	12/1/43	924	950
4,5,7Fannie Mae Pool		2.728%	9/1/40	68	72
4,5,7Fannie Mae Pool		2.751%	2/1/41	67	67
4,5	Fannie Mae Pool	2.753%	1/1/42	197	207
4,5	Fannie Mae Pool	2.755%	1/1/42	365	381
4,5	Fannie Mae Pool	2.783%	3/1/42	462	481
4,5,7Fannie Mae Pool		2.794%	1/1/35	160	172
4,5,7Fannie Mae Pool		2.796%	11/1/41	187	200
4,5,7Fannie Mae Pool		2.798%	7/1/42	195	210
4,5,7Fannie Mae Pool		2.808%	5/1/42	118	123
4,5,7Fannie Mae Pool		2.831%	3/1/41	205	216
4,5,7Fannie Mae Pool		2.847%	5/1/40	53	55
4,5,7Fannie Mae Pool		2.857%	8/1/35	158	168
4,5,7Fannie Mae Pool		2.904%	2/1/42	900	955
4,5,7Fannie Mae Pool		2.905%	11/1/34	80	83
4,5	Fannie Mae Pool	2.911%	12/1/40	79	83
4,5,7Fannie Mae Pool		2.915%	6/1/36	5	5
4,5,7Fannie Mae Pool		2.927%	3/1/42	283	303
4,5,7Fannie Mae Pool		2.928%	8/1/40	69	72

4,5,7Fannie Mae Pool		2.939%	3/1/41	164	174
4,5,7Fannie Mae Pool		2.945%	7/1/39–9/1/43	600	624
4,5,7Fannie Mae Pool		2.950%	7/1/37	29	30
4,5,7Fannie Mae Pool		2.966%	2/1/42	200	214
4,5,7Fannie Mae Pool		2.995%	5/1/41	134	141
4,5,7Fannie Mae Pool		3.003%	7/1/36	28	29
4,5,7Fannie Mae Pool		3.041%	5/1/40	28	30
4,5	Fannie Mae Pool	3.064%	2/1/41	167	175
4,5,7Fannie Mae Pool		3.090%	8/1/39	39	43
4,5	Fannie Mae Pool	3.123%	2/1/41	66	69
4,5	Fannie Mae Pool	3.355%	8/1/42	344	355
4,5	Fannie Mae Pool	3.577%	4/1/41	150	157
4,5	Fannie Mae Pool	3.583%	6/1/41	61	65
4,5	Fannie Mae Pool	3.587%	7/1/41	370	391
4,5,7Fannie Mae Pool		3.627%	11/1/39	59	62
4,5	Fannie Mae Pool	3.749%	6/1/41	252	267
4,5,7Fannie Mae Pool		3.825%	8/1/39	181	187
4,5,7Fannie Mae Pool		3.832%	9/1/40	203	215
4,5,7Fannie Mae Pool		4.058%	12/1/39	118	124
4,5	Fannie Mae Pool	4.847%	3/1/38	21	22
4,5	Fannie Mae Pool	5.519%	4/1/37	118	125
4,5,7Fannie Mae Pool		5.834%	10/1/37	107	112
4,5	Fannie Mae Pool	5.860%	12/1/37	111	119
4,5,7Freddie Mac Non Gold Pool		1.735%	10/1/37	5	5
4,5	Freddie Mac Non Gold Pool	2.338%	5/1/42	87	88
4,5,7Freddie Mac Non Gold Pool		2.500%	1/1/38	30	32
4,5,7Freddie Mac Non Gold Pool		2.515%	12/1/36	57	60
4,5,7Freddie Mac Non Gold Pool		2.530%	10/1/37	50	52
4,5	Freddie Mac Non Gold Pool	2.563%	11/1/43	515	528
4,5,7Freddie Mac Non Gold Pool		2.587%	12/1/34	68	72
4,5,7Freddie Mac Non Gold Pool		2.590%	7/1/35	85	90
4,5,7Freddie Mac Non Gold Pool		2.594%	1/1/37	156	164
4,5,7Freddie Mac Non Gold Pool		2.602%	1/1/35	14	16
4,5	Freddie Mac Non Gold Pool	2.608%	2/1/42	112	117
4,5,7Freddie Mac Non Gold Pool		2.620%	12/1/40	183	190
4,5,7Freddie Mac Non Gold Pool		2.633%	11/1/34	57	60
4,5,7Freddie Mac Non Gold Pool		2.652%	12/1/36–2/1/37	85	89
4,5,7Freddie Mac Non Gold Pool		2.664%	3/1/37	16	17
4,5,7Freddie Mac Non Gold Pool		2.668%	12/1/35	91	96
4,5	Freddie Mac Non Gold Pool	2.749%	2/1/42	253	262
4,5,7Freddie Mac Non Gold Pool		2.755%	11/1/40–12/1/40	114	118
4,5,7Freddie Mac Non Gold Pool		2.757%	11/1/40	71	74
4,5	Freddie Mac Non Gold Pool	2.763%	1/1/41	157	163
4,5,7Freddie Mac Non Gold Pool		2.851%	5/1/36	47	50
4,5,7Freddie Mac Non Gold Pool		2.875%	5/1/38	10	10
4,5,7Freddie Mac Non Gold Pool		2.882%	10/1/36	45	49
4,5	Freddie Mac Non Gold Pool	2.908%	12/1/41	285	296
4,5,7Freddie Mac Non Gold Pool		2.972%	2/1/36	48	49
4,5,7Freddie Mac Non Gold Pool		2.984%	3/1/41	41	43
4,5,7Freddie Mac Non Gold Pool		3.005%	5/1/40	39	41
4,5,7Freddie Mac Non Gold Pool		3.023%	2/1/41	45	48
4,5,7Freddie Mac Non Gold Pool		3.035%	2/1/41	152	161
4,5	Freddie Mac Non Gold Pool	3.068%	1/1/41	49	51
4,5,7Freddie Mac Non Gold Pool		3.075%	5/1/40	29	30
4,5,7Freddie Mac Non Gold Pool		3.130%	6/1/40–6/1/41	126	131
4,5,7Freddie Mac Non Gold Pool		3.131%	6/1/40	52	55
4,5	Freddie Mac Non Gold Pool	3.435%	3/1/42	308	323

4,5 Freddie Mac Non Gold Pool		3.581%	6/1/40	93	98
4,5 Freddie Mac Non Gold Pool		3.683%	9/1/40	255	269
4,5 Freddie Mac Non Gold Pool		4.623%	9/1/37	214	221
4,5 Freddie Mac Non Gold Pool		5.262%	3/1/38	112	120
4,5 Freddie Mac Non Gold Pool		5.893%	5/1/37	198	207
5,7 Ginnie Mae II Pool		2.000%	10/20/38–3/20/43	2,610	2,693
5,7 Ginnie Mae II Pool		2.125%	4/20/41–6/20/43	871	899
5,7 Ginnie Mae II Pool		2.500%	1/20/41–1/20/42	541	550
5,7 Ginnie Mae II Pool		2.625%	5/20/41	73	76
5,7 Ginnie Mae II Pool		3.000%	7/20/38–11/20/41	1,412	1,463
5,7 Ginnie Mae II Pool		3.500%	7/20/41–12/20/43	1,295	1,343
5	Ginnie Mae II Pool	4.000%	10/20/41	71	75
					29,117
Total U.S. Government and Agency Obligations (Cost $7,149,522)					7,384,851
Asset-Backed/Commercial Mortgage-Backed Securities (1.1%)
5	AEP Texas Central Transition Funding II LLC
	2006-A	5.170%	1/1/18	110	113
5	Ally Auto Receivables Trust 2013-2	0.790%	1/15/18	6	6
5	Ally Auto Receivables Trust 2013-2	1.240%	11/15/18	100	100
5	Ally Auto Receivables Trust 2014-1	0.970%	10/15/18	136	136
5	Ally Auto Receivables Trust 2014-1	1.530%	4/15/19	150	151
5	Ally Auto Receivables Trust 2014-3	1.280%	6/17/19	300	300
5	Ally Auto Receivables Trust 2014-3	1.720%	3/16/20	150	150
5	Ally Auto Receivables Trust 2014-SN2	1.030%	9/20/17	131	131
5	Ally Auto Receivables Trust 2014-SN2	1.210%	2/20/19	200	200
5	Ally Auto Receivables Trust 2015-1	1.390%	9/16/19	125	125
5	Ally Auto Receivables Trust 2015-1	1.750%	5/15/20	125	126
5	Ally Auto Receivables Trust 2015-2	1.490%	11/15/19	325	326
5	Ally Auto Receivables Trust 2015-2	1.840%	6/15/20	175	177
5	Ally Master Owner Trust Series 2014-4	1.430%	6/17/19	425	426
5	Ally Master Owner Trust Series 2015-3	1.630%	5/15/20	550	553
5	American Express Credit Account Master
	Trust 2014-3	1.490%	4/15/20	625	628
5	American Express Credit Account Master
	Trust 2014-4	1.430%	6/15/20	325	326
5	AmeriCredit Automobile Receivables Trust
	2014-1	0.900%	2/8/19	19	19
5	AmeriCredit Automobile Receivables Trust
	2014-1	1.680%	7/8/19	50	50
5	AmeriCredit Automobile Receivables Trust
	2014-2	0.940%	2/8/19	73	73
5	AmeriCredit Automobile Receivables Trust
	2014-3	1.150%	6/10/19	172	172
5	AmeriCredit Automobile Receivables Trust
	2015-2	1.270%	1/8/20	275	275
5	AmeriCredit Automobile Receivables Trust
	2016-3	1.460%	5/8/21	300	300
5	Banc of America Commercial Mortgage Trust
	2006-2	5.854%	5/10/45	22	22
5	Banc of America Commercial Mortgage Trust
	2006-5	5.448%	9/10/47	180	180
5	Banc of America Commercial Mortgage Trust
	2008-1	6.436%	2/10/51	1,004	1,038
5	Banc of America Commercial Mortgage Trust
	2015-UBS7	3.429%	9/15/48	175	185

5 Banc of America Commercial Mortgage Trust
2015-UBS7	3.705%	9/15/48	300	331
Bank of Nova Scotia	2.125%	9/11/19	900	916
Bank of Nova Scotia	1.850%	4/14/20	1,800	1,818
Bank of Nova Scotia	1.875%	4/26/21	600	603
5 Barclays Dryrock Issuance Trust 2015-2	1.560%	3/15/21	300	302
5 Barclays Dryrock Issuance Trust 2016-1	1.520%	5/16/22	525	527
5 Bear Stearns Commercial Mortgage
Securities Trust 2007-PWR18	5.700%	6/11/50	974	993
5 Bear Stearns Commercial Mortgage
Securities Trust 2007-TOP26	5.471%	1/12/45	276	277
5 Bear Stearns Commercial Mortgage
Securities Trust 2007-TOP26	5.513%	1/12/45	335	339
5 Bear Stearns Commercial Mortgage
Securities Trust 2007-TOP28	5.742%	9/11/42	1,281	1,310
5 BMW Vehicle Lease Trust 2015-1	1.240%	12/20/17	400	400
5 BMW Vehicle Lease Trust 2015-2	1.400%	9/20/18	400	401
5 BMW Vehicle Lease Trust 2015-2	1.550%	2/20/19	125	126
5 BMW Vehicle Owner Trust 2014-A	0.970%	11/26/18	224	223
5 BMW Vehicle Owner Trust 2014-A	1.500%	2/25/21	250	250
5 Capital Auto Receivables Asset Trust 2013-4	1.090%	3/20/18	53	53
5 Capital Auto Receivables Asset Trust 2014-1	1.690%	10/22/18	125	125
5 Capital Auto Receivables Asset Trust 2014-1	2.220%	1/22/19	95	96
5 Capital Auto Receivables Asset Trust 2014-2	1.260%	5/21/18	38	38
5 Capital Auto Receivables Asset Trust 2014-2	1.620%	10/22/18	75	75
5 Capital Auto Receivables Asset Trust 2014-3	1.830%	4/22/19	100	101
5 Capital Auto Receivables Asset Trust 2015-1	1.610%	6/20/19	800	803
5 Capital Auto Receivables Asset Trust 2015-1	1.860%	10/21/19	150	151
5 Capital Auto Receivables Asset Trust 2015-2	1.730%	9/20/19	425	426
5 Capital Auto Receivables Asset Trust 2015-2	1.970%	1/21/20	225	227
5 Capital Auto Receivables Asset Trust 2015-3	2.130%	5/20/20	225	228
5 Capital Auto Receivables Asset Trust 2015-4	1.830%	3/20/20	325	326
5 Capital Auto Receivables Asset Trust 2015-4	2.010%	7/20/20	200	202
5 Capital Auto Receivables Asset Trust 2016-3	1.690%	3/20/21	225	226
5 Capital One Multi-Asset Execution Trust 2007-
A7	5.750%	7/15/20	550	574
5 Capital One Multi-Asset Execution Trust 2014-
A2	1.260%	1/15/20	150	150
5 Capital One Multi-Asset Execution Trust 2014-
A5	1.480%	7/15/20	525	527
5 Capital One Multi-Asset Execution Trust 2015-
A2	2.080%	3/15/23	875	895
5 Capital One Multi-Asset Execution Trust 2015-
A5	1.600%	5/17/21	400	403
5 Capital One Multi-Asset Execution Trust 2015-
A8	2.050%	8/15/23	600	611
5 Capital One Multi-Asset Execution Trust 2016-
A3	1.340%	4/15/22	575	577
5 Capital One Multi-Asset Execution Trust 2016-
A4	1.330%	6/15/22	775	774
5 CarMax Auto Owner Trust 2012-3	0.790%	4/16/18	67	67
5 CarMax Auto Owner Trust 2013-2	0.840%	11/15/18	94	94
5 CarMax Auto Owner Trust 2013-4	0.800%	7/16/18	27	27
5 CarMax Auto Owner Trust 2013-4	1.280%	5/15/19	50	50
5 CarMax Auto Owner Trust 2014-1	1.320%	7/15/19	120	120
5 CarMax Auto Owner Trust 2014-3	1.160%	6/17/19	181	181
5 CarMax Auto Owner Trust 2014-3	1.730%	2/18/20	125	126

5 CarMax Auto Owner Trust 2015-2	1.370%	3/16/20	250	251
5 CarMax Auto Owner Trust 2015-2	1.800%	3/15/21	100	101
5 CarMax Auto Owner Trust 2015-3	1.980%	2/16/21	100	102
5 CarMax Auto Owner Trust 2015-4	1.830%	6/15/21	150	152
5 CarMax Auto Owner Trust 2016-3	1.390%	5/17/21	325	326
5 CarMax Auto Owner Trust 2016-3	1.600%	1/18/22	115	115
5 CD 2006-CD3 Mortgage Trust	5.617%	10/15/48	69	69
5 CD 2007-CD5 Mortgage Trust	5.886%	11/15/44	1,257	1,291
5 CD 2016-CD1 Mortgage Trust	2.724%	8/10/49	625	637
5 CenterPoint Energy Transition Bond Co. II
LLC 2005-A	5.170%	8/1/19	32	33
5 CenterPoint Energy Transition Bond Co. II
LLC 2005-A	5.302%	8/1/20	81	87
5 CenterPoint Energy Transition Bond Co. IV
LLC 2012-1	3.028%	10/15/25	800	847
5 CFCRE Commercial Mortgage Trust 2016-C3	3.865%	1/10/48	425	470
5 CFCRE Commercial Mortgage Trust 2016-C4	3.283%	5/10/58	550	581
5 CFCRE Commercial Mortgage Trust 2016-C4	3.691%	5/10/58	400	428
5 Chase Issuance Trust 2012-A4	1.580%	8/16/21	600	604
5 Chase Issuance Trust 2012-A7	2.160%	9/16/24	1,314	1,337
5 Chase Issuance Trust 2013-A1	1.300%	2/18/20	1,050	1,053
5 Chase Issuance Trust 2013-A8	1.010%	10/15/18	775	775
5 Chase Issuance Trust 2014-A1	1.150%	1/15/19	2,450	2,452
5 Chase Issuance Trust 2014-A2	2.770%	3/15/23	900	949
5 Chase Issuance Trust 2014-A6	1.260%	7/15/19	1,075	1,077
5 Chase Issuance Trust 2014-A7	1.380%	11/15/19	800	803
5 Chase Issuance Trust 2015-A2	1.590%	2/18/20	1,830	1,843
5 Chase Issuance Trust 2015-A4	1.840%	4/15/22	600	610
5 Chase Issuance Trust 2015-A5	1.360%	4/15/20	1,225	1,229
5 Chase Issuance Trust 2016-A2	1.370%	6/15/21	775	777
5 Chase Issuance Trust 2016-A4	1.490%	7/15/22	700	703
5 Chase Issuance Trust 2016-A5	1.270%	7/15/21	775	775
5 Citibank Credit Card Issuance Trust 2007-A8	5.650%	9/20/19	550	574
5 Citibank Credit Card Issuance Trust 2008-A1	5.350%	2/7/20	1,048	1,108
5 Citibank Credit Card Issuance Trust 2014-A1	2.880%	1/23/23	2,350	2,489
5 Citibank Credit Card Issuance Trust 2014-A4	1.230%	4/24/19	875	876
5 Citibank Credit Card Issuance Trust 2014-A5	2.680%	6/7/23	750	788
5 Citibank Credit Card Issuance Trust 2014-A6	2.150%	7/15/21	2,100	2,147
5 Citibank Credit Card Issuance Trust 2014-A8	1.730%	4/9/20	1,250	1,262
5 Citigroup Commercial Mortgage Trust 2006-
C5	5.462%	10/15/49	230	230
5 Citigroup Commercial Mortgage Trust 2007-
C6	5.900%	12/10/49	1,141	1,162
5 Citigroup Commercial Mortgage Trust 2008-
C7	6.333%	12/10/49	1,105	1,133
5 Citigroup Commercial Mortgage Trust 2012-
GC8	3.024%	9/10/45	600	632
5 Citigroup Commercial Mortgage Trust 2013-
GC11	3.093%	4/10/46	100	105
5 Citigroup Commercial Mortgage Trust 2013-
GC11	3.422%	4/10/46	100	104
5 Citigroup Commercial Mortgage Trust 2013-
GC15	3.161%	9/10/46	225	231
5 Citigroup Commercial Mortgage Trust 2013-
GC15	4.371%	9/10/46	225	255
5 Citigroup Commercial Mortgage Trust 2013-
GC15	4.649%	9/10/46	350	397

5	Citigroup Commercial Mortgage Trust 2013-
	GC17	3.675%	11/10/46	75	80
5	Citigroup Commercial Mortgage Trust 2013-
	GC17	4.131%	11/10/46	275	307
5	Citigroup Commercial Mortgage Trust 2013-
	GC17	4.544%	11/10/46	100	112
5	Citigroup Commercial Mortgage Trust 2013-
	GC17	5.095%	11/10/46	100	114
5	Citigroup Commercial Mortgage Trust 2014-
	GC19	2.790%	3/10/47	129	132
5	Citigroup Commercial Mortgage Trust 2014-
	GC19	3.552%	3/10/47	75	80
5	Citigroup Commercial Mortgage Trust 2014-
	GC19	4.023%	3/10/47	125	139
5	Citigroup Commercial Mortgage Trust 2014-
	GC19	4.345%	3/10/47	125	140
5	Citigroup Commercial Mortgage Trust 2014-
	GC21	3.855%	5/10/47	200	219
5	Citigroup Commercial Mortgage Trust 2014-
	GC21	4.328%	5/10/47	150	162
5	Citigroup Commercial Mortgage Trust 2014-
	GC23	3.622%	7/10/47	300	327
5	Citigroup Commercial Mortgage Trust 2014-
	GC25	3.635%	10/10/47	650	703
5	Citigroup Commercial Mortgage Trust 2015-
	GC27	3.137%	2/10/48	800	836
5	Citigroup Commercial Mortgage Trust 2015-
	GC27	3.571%	2/10/48	325	338
5	Citigroup Commercial Mortgage Trust 2015-
	GC29	2.674%	4/10/48	150	154
5	Citigroup Commercial Mortgage Trust 2015-
	GC29	3.192%	4/10/48	650	683
5	Citigroup Commercial Mortgage Trust 2015-
	GC29	3.758%	4/10/48	318	325
5	Citigroup Commercial Mortgage Trust 2015-
	GC31	3.762%	6/10/48	350	383
5	Citigroup Commercial Mortgage Trust 2015-
	GC33	3.778%	9/10/58	425	465
5	Citigroup Commercial Mortgage Trust 2016-
	C1	3.003%	5/10/49	225	234
5	Citigroup Commercial Mortgage Trust 2016-
	C1	3.209%	5/10/49	425	449
5	Citigroup Commercial Mortgage Trust 2016-
	GC36	3.616%	2/10/49	800	867
5	Citigroup Commercial Mortgage Trust 2016-
	P4	2.902%	7/10/49	250	258
5	COBALT CMBS Commercial Mortgage Trust
	2007-C2	5.484%	4/15/47	1,098	1,108
5	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	144	153
5	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	189	203
5,8 COMM 2012-CCRE3 Mortgage Trust		3.416%	10/15/45	227	239
5	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	350	367
5	COMM 2013-CCRE10 Mortgage Trust	4.210%	8/10/46	160	180
5	COMM 2013-CCRE11 Mortgage Trust	3.047%	10/10/46	200	206
5	COMM 2013-CCRE11 Mortgage Trust	3.660%	10/10/46	200	213
5	COMM 2013-CCRE11 Mortgage Trust	3.983%	10/10/46	260	289
5	COMM 2013-CCRE11 Mortgage Trust	4.258%	10/10/46	330	372

5 COMM 2013-CCRE11 Mortgage Trust	4.715%	10/10/46	200	226
5 COMM 2013-CCRE12 Mortgage Trust	2.904%	10/10/46	125	128
5 COMM 2013-CCRE12 Mortgage Trust	3.623%	10/10/46	125	133
5 COMM 2013-CCRE12 Mortgage Trust	3.765%	10/10/46	175	192
5 COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	125	139
5 COMM 2013-CCRE12 Mortgage Trust	4.300%	10/10/46	75	83
5 COMM 2013-CCRE12 Mortgage Trust	4.762%	10/10/46	50	55
5 COMM 2013-CCRE13 Mortgage Trust	3.039%	12/10/18	75	77
5 COMM 2013-CCRE13 Mortgage Trust	3.706%	10/10/23	50	54
5 Comm 2013-CCRE13 Mortgage Trust	4.194%	11/10/23	450	508
5 COMM 2013-CCRE13 Mortgage Trust	4.449%	12/10/23	150	167
5 COMM 2013-CCRE6 Mortgage Trust	3.101%	3/10/46	183	194
5 COMM 2013-CCRE7 Mortgage Trust	3.213%	3/10/46	150	160
5 COMM 2013-CCRE8 Mortgage Trust	3.612%	6/10/46	223	243
5 COMM 2013-CCRE9 Mortgage Trust	4.375%	7/10/45	365	413
5 COMM 2013-LC13 Mortgage Trust	3.009%	8/10/46	230	235
5 COMM 2013-LC13 Mortgage Trust	4.205%	8/10/46	230	259
5 COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	277	291
5 COMM 2013-LC6 Mortgage Trust	3.282%	1/10/46	154	161
5 COMM 2014-CCRE14 Mortgage Trust	3.147%	2/10/47	350	360
5 COMM 2014-CCRE14 Mortgage Trust	4.236%	2/10/47	275	311
5 COMM 2014-CCRE14 Mortgage Trust	4.526%	2/10/47	325	365
5 COMM 2014-CCRE14 Mortgage Trust	4.751%	2/10/47	175	195
5 COMM 2014-CCRE15 Mortgage Trust	2.928%	2/10/47	327	336
5 COMM 2014-CCRE15 Mortgage Trust	3.595%	2/10/47	113	120
5 COMM 2014-CCRE15 Mortgage Trust	4.074%	2/10/47	209	234
5 COMM 2014-CCRE15 Mortgage Trust	4.864%	2/10/47	105	119
5 COMM 2014-CCRE17 Mortgage Trust	3.012%	5/10/47	225	232
5 COMM 2014-CCRE17 Mortgage Trust	3.598%	5/10/47	100	106
5 COMM 2014-CCRE17 Mortgage Trust	3.977%	5/10/47	175	194
5 COMM 2014-CCRE17 Mortgage Trust	4.377%	5/10/47	100	109
5 COMM 2014-CCRE18 Mortgage Trus	3.828%	7/15/47	125	138
5 COMM 2014-CCRE18 Mortgage Trust	3.452%	7/15/47	175	185
5 COMM 2014-CCRE18 Mortgage Trust	4.103%	7/15/47	150	165
5 COMM 2014-CCRE19 Mortgage Trust	3.796%	8/10/47	650	714
5 COMM 2014-CCRE19 Mortgage Trust	4.080%	8/10/47	150	163
5 COMM 2014-CCRE21 Mortgage Trust	3.095%	12/10/47	320	333
5 COMM 2014-CCRE21 Mortgage Trust	3.528%	12/10/47	625	677
5 COMM 2014-LC15 Mortgage Trust	2.840%	4/10/47	125	129
5 COMM 2014-LC15 Mortgage Trust	4.006%	4/10/47	325	361
5 COMM 2014-LC17 Mortgage Trust	3.164%	10/10/47	425	442
5 COMM 2014-LC17 Mortgage Trust	3.917%	10/10/47	175	194
5 COMM 2014-UBS2 Mortgage Trust	2.820%	3/10/47	90	92
5 COMM 2014-UBS2 Mortgage Trust	3.472%	3/10/47	78	83
5 COMM 2014-UBS2 Mortgage Trust	3.961%	3/10/47	202	223
5 COMM 2014-UBS2 Mortgage Trust	4.199%	3/10/47	57	62
5 COMM 2014-UBS2 Mortgage Trust	4.701%	3/10/47	36	40
5 COMM 2014-UBS3 Mortgage Trust	2.844%	6/10/47	125	129
5 COMM 2014-UBS3 Mortgage Trust	3.819%	6/10/47	350	383
5 COMM 2014-UBS4 Mortgage Trust	3.694%	8/10/47	225	244
5 COMM 2014-UBS4 Mortgage Trust	3.968%	8/10/47	167	177
5 COMM 2014-UBS5 Mortgage Trust	3.838%	9/10/47	500	548
5 COMM 2014-UBS6 Mortgage Trust	2.935%	12/10/47	425	441
5 COMM 2014-UBS6 Mortgage Trust	3.387%	12/10/47	425	447
5 COMM 2014-UBS6 Mortgage Trust	3.644%	12/10/47	800	867
5 COMM 2014-UBS6 Mortgage Trust	4.048%	12/10/47	225	243
5 COMM 2015-CCRE22 Mortgage Trust	2.856%	3/10/48	200	207

5	COMM 2015-CCRE22 Mortgage Trust	3.309%	3/10/48	575	612
5	COMM 2015-CCRE22 Mortgage Trust	3.603%	3/10/48	200	212
5	COMM 2015-CCRE23 Mortgage Trust	3.257%	5/10/48	250	264
5	COMM 2015-CCRE23 Mortgage Trust	3.497%	5/10/48	375	405
5	COMM 2015-CCRE23 Mortgage Trust	3.801%	5/10/48	175	188
5	COMM 2015-CCRE25 Mortgage Trust	3.759%	8/10/48	425	467
5	COMM 2015-CCRE26 Mortgage Trust	3.630%	10/10/48	850	924
5	COMM 2015-CCRE27 Mortgage Trust	3.404%	10/10/48	400	426
5	COMM 2015-CCRE27 Mortgage Trust	3.612%	10/10/48	400	437
5	COMM 2015-LC19 Mortgage Trust	3.040%	2/10/48	75	79
5	COMM 2015-LC19 Mortgage Trust	3.183%	2/10/48	425	451
5	COMM 2015-LC19 Mortgage Trust	3.527%	2/10/48	200	212
5	COMM 2016-CCRE28 Mortgage Trust	3.762%	2/10/49	600	660
5	COMM 2016-DC2 Mortgage Trust	3.550%	2/10/49	500	532
5	Credit Suisse Commercial Mortgage Trust
	Series 2007-C1	5.383%	2/15/40	322	322
5	CSAIL 2015-C1 Commercial Mortgage Trust	3.505%	4/15/50	400	432
5	CSAIL 2015-C1 Commercial Mortgage Trust	3.791%	4/15/50	200	216
5	CSAIL 2015-C1 Commercial Mortgage Trust	4.044%	4/15/50	175	188
5	CSAIL 2015-C2 Commercial Mortgage Trust	1.454%	6/15/57	262	262
5	CSAIL 2015-C2 Commercial Mortgage Trust	3.504%	6/15/57	550	593
5	CSAIL 2015-C2 Commercial Mortgage Trust	3.849%	6/15/57	225	241
5	CSAIL 2015-C3 Commercial Mortgage Trust	3.448%	8/15/48	327	349
5	CSAIL 2015-C3 Commercial Mortgage Trust	3.718%	8/15/48	425	466
5	CSAIL 2015-C3 Commercial Mortgage Trust	4.256%	8/15/48	200	215
5	CSAIL 2015-C4 Commercial Mortgage Trust	3.617%	11/15/48	200	216
5	CSAIL 2015-C4 Commercial Mortgage Trust	3.808%	11/15/48	325	357
5	DBJPM 16-C1 Mortgage Trust	3.276%	5/10/49	300	320
5	DBJPM 16-C3 Mortgage Trust	2.890%	9/10/49	325	336
5	Discover Card Execution Note Trust 2007-A1	5.650%	3/16/20	860	898
5	Discover Card Execution Note Trust 2014-A3	1.220%	10/15/19	1,350	1,352
5	Discover Card Execution Note Trust 2014-A5	1.390%	4/15/20	1,175	1,179
5	Discover Card Execution Note Trust 2015-A2	1.900%	10/17/22	1,050	1,068
5	Discover Card Execution Note Trust 2015-A3	1.450%	3/15/21	825	829
5	Discover Card Execution Note Trust 2015-A4	2.190%	4/17/23	825	847
5	Discover Card Execution Note Trust 2016-A1	1.640%	7/15/21	1,200	1,211
4,5 Fannie Mae-Aces 2010-M1		4.450%	9/25/19	149	160
4,5 Fannie Mae-Aces 2011-M2		3.764%	4/25/21	600	653
4,5 Fannie Mae-Aces 2011-M4		3.726%	6/25/21	1,025	1,114
4,5 Fannie Mae-Aces 2012-M9		1.553%	4/25/22	98	98
4,5 Fannie Mae-Aces 2013-M12		2.472%	3/25/23	1,018	1,046
4,5 Fannie Mae-Aces 2013-M4		2.608%	3/25/22	74	77
4,5 Fannie Mae-Aces 2013-M7		2.280%	12/27/22	450	457
4,5 Fannie Mae-Aces 2014-M1		2.323%	11/25/18	1,474	1,496
4,5 Fannie Mae-Aces 2014-M1		3.367%	7/25/23	1,675	1,798
4,5 Fannie Mae-Aces 2014-M10		2.171%	9/25/19	825	841
4,5 Fannie Mae-Aces 2014-M12		2.614%	10/25/21	1,250	1,295
4,5 Fannie Mae-Aces 2014-M13		1.637%	11/25/17	141	142
4,5 Fannie Mae-Aces 2014-M13		2.566%	8/25/24	163	170
4,5 Fannie Mae-Aces 2014-M13		3.021%	8/25/24	475	505
4,5 Fannie Mae-Aces 2014-M3		2.613%	1/25/24	450	468
4,5 Fannie Mae-Aces 2014-M3		3.501%	1/25/24	600	653
4,5 Fannie Mae-Aces 2014-M4		3.346%	3/25/24	625	678
4,5 Fannie Mae-Aces 2014-M6		2.679%	5/25/21	1,175	1,220
4,5 Fannie Mae-Aces 2014-M7		3.356%	6/25/24	1,262	1,384
4,5 Fannie Mae-Aces 2014-M8		2.346%	6/25/24	189	195
4,5 Fannie Mae-Aces 2014-M8		3.056%	6/25/24	650	694

4,5 Fannie Mae-Aces 2014-M9	1.462%	4/25/17	421	420
4,5 Fannie Mae-Aces 2014-M9	3.103%	7/25/24	775	831
4,5 Fannie Mae-Aces 2015-M1	1.626%	2/25/18	295	296
4,5 Fannie Mae-Aces 2015-M1	2.532%	9/25/24	1,075	1,102
4,5 Fannie Mae-Aces 2015-M10	3.092%	4/25/27	350	371
4,5 Fannie Mae-Aces 2015-M12	2.884%	5/25/25	850	889
4,5 Fannie Mae-Aces 2015-M15	2.923%	10/25/25	1,025	1,078
4,5 Fannie Mae-Aces 2015-M2	2.620%	12/25/24	774	794
4,5 Fannie Mae-Aces 2015-M3	2.723%	10/25/24	400	414
4,5 Fannie Mae-Aces 2015-M4	2.509%	7/25/22	500	519
4,5 Fannie Mae-Aces 2015-M7	1.550%	4/25/18	225	226
4,5 Fannie Mae-Aces 2015-M7	2.590%	12/25/24	750	772
4,5 Fannie Mae-Aces 2015-M8	2.344%	1/25/25	393	406
4,5 Fannie Mae-Aces 2015-M8	2.900%	1/25/25	425	450
4,5 Fannie Mae-Aces 2016-M2	2.152%	1/25/23	725	735
4,5 Fannie Mae-Aces 2016-M3	2.702%	2/25/26	400	414
4,5 Fannie Mae-Aces 2016-M4	2.576%	3/25/26	400	411
4,5 Fannie Mae-Aces 2016-M5	2.469%	4/25/26	800	817
4,5 Fannie Mae-Aces 2016-M6	2.488%	5/25/26	600	611
4,5 Fannie Mae-Aces 2016-M7	2.157%	10/25/23	200	203
4,5 Fannie Mae-Aces 2016-M7	2.499%	9/25/26	300	308
4,5 FHLMC Multifamily Structured Pass Through
Certificates K005	3.484%	4/25/19	440	451
4,5 FHLMC Multifamily Structured Pass Through
Certificates K006	3.398%	7/25/19	484	495
4,5 FHLMC Multifamily Structured Pass Through
Certificates K007	3.342%	12/25/19	370	374
4,5 FHLMC Multifamily Structured Pass Through
Certificates K009	2.757%	5/25/20	628	636
4,5 FHLMC Multifamily Structured Pass Through
Certificates K010	2.412%	8/25/18	248	252
4,5 FHLMC Multifamily Structured Pass Through
Certificates K010	3.320%	7/25/20	709	722
4,5 FHLMC Multifamily Structured Pass Through
Certificates K011	4.084%	11/25/20	1,775	1,936
4,5 FHLMC Multifamily Structured Pass Through
Certificates K012	4.186%	12/25/20	800	881
4,5 FHLMC Multifamily Structured Pass Through
Certificates K014	3.871%	4/25/21	524	573
4,5 FHLMC Multifamily Structured Pass Through
Certificates K017	2.873%	12/25/21	1,450	1,519
4,5 FHLMC Multifamily Structured Pass Through
Certificates K019	2.272%	3/25/22	585	596
4,5 FHLMC Multifamily Structured Pass Through
Certificates K020	2.373%	5/25/22	100	103
4,5 FHLMC Multifamily Structured Pass Through
Certificates K021	2.396%	6/25/22	915	947
4,5 FHLMC Multifamily Structured Pass Through
Certificates K026	2.510%	11/25/22	1,275	1,321
4,5 FHLMC Multifamily Structured Pass Through
Certificates K027	2.637%	1/25/23	1,275	1,333
4,5 FHLMC Multifamily Structured Pass Through
Certificates K029	3.320%	2/25/23	1,250	1,361
4,5 FHLMC Multifamily Structured Pass Through
Certificates K030	2.779%	9/25/22	1,009	1,040
4,5 FHLMC Multifamily Structured Pass Through
Certificates K031	3.300%	4/25/23	1,260	1,378

4,5 FHLMC Multifamily Structured Pass Through
Certificates K032	3.016%	2/25/23	1,037	1,085
4,5 FHLMC Multifamily Structured Pass Through
Certificates K033	2.871%	2/25/23	1,088	1,133
4,5 FHLMC Multifamily Structured Pass Through
Certificates K034	3.531%	7/25/23	1,208	1,339
4,5 FHLMC Multifamily Structured Pass Through
Certificates K036	3.527%	10/25/23	1,375	1,519
4,5 FHLMC Multifamily Structured Pass Through
Certificates K037	3.490%	1/25/24	50	55
4,5 FHLMC Multifamily Structured Pass Through
Certificates K038	2.604%	10/25/23	369	382
4,5 FHLMC Multifamily Structured Pass Through
Certificates K038	3.389%	3/25/24	1,475	1,627
4,5 FHLMC Multifamily Structured Pass Through
Certificates K039	2.683%	12/25/23	263	273
4,5 FHLMC Multifamily Structured Pass Through
Certificates K039	3.303%	7/25/24	850	932
4,5 FHLMC Multifamily Structured Pass Through
Certificates K040	2.768%	4/25/24	374	392
4,5 FHLMC Multifamily Structured Pass Through
Certificates K040	3.241%	9/25/24	1,025	1,118
4,5 FHLMC Multifamily Structured Pass Through
Certificates K041	3.171%	10/25/24	1,000	1,089
4,5 FHLMC Multifamily Structured Pass Through
Certificates K042	2.267%	6/25/24	188	193
4,5 FHLMC Multifamily Structured Pass Through
Certificates K042	2.670%	12/25/24	700	734
4,5 FHLMC Multifamily Structured Pass Through
Certificates K043	2.532%	10/25/23	191	197
4,5 FHLMC Multifamily Structured Pass Through
Certificates K043	3.062%	12/25/24	600	648
4,5 FHLMC Multifamily Structured Pass Through
Certificates K045	2.493%	11/25/24	408	427
4,5 FHLMC Multifamily Structured Pass Through
Certificates K045	3.023%	1/25/25	675	728
4,5 FHLMC Multifamily Structured Pass Through
Certificates K046	3.205%	3/25/25	650	710
4,5 FHLMC Multifamily Structured Pass Through
Certificates K047	2.827%	12/25/24	220	231
4,5 FHLMC Multifamily Structured Pass Through
Certificates K047	3.329%	5/25/25	525	576
4,5 FHLMC Multifamily Structured Pass Through
Certificates K048	3.284%	6/25/25	825	907
4,5 FHLMC Multifamily Structured Pass Through
Certificates K049	3.010%	7/25/25	450	483
4,5 FHLMC Multifamily Structured Pass Through
Certificates K050	3.334%	8/25/25	750	827
4,5 FHLMC Multifamily Structured Pass Through
Certificates K052	3.151%	11/25/25	450	489
4,5 FHLMC Multifamily Structured Pass Through
Certificates K053	2.995%	12/25/25	275	296
4,5 FHLMC Multifamily Structured Pass Through
Certificates K054	2.745%	1/25/26	700	738
4,5 FHLMC Multifamily Structured Pass Through
Certificates K055	2.673%	3/25/26	1,000	1,047

4,5 FHLMC Multifamily Structured Pass Through
	Certificates K056	2.525%	5/25/26	575	596
4,5 FHLMC Multifamily Structured Pass Through
	Certificates K057	2.570%	7/25/26	1,025	1,062
4,5 FHLMC Multifamily Structured Pass Through
	Certificates K152	3.080%	1/25/31	400	434
4,5 FHLMC Multifamily Structured Pass Through
	Certificates K503	1.384%	1/25/19	487	486
4,5 FHLMC Multifamily Structured Pass Through
	Certificates K503	2.456%	8/25/19	1,250	1,277
4,5 FHLMC Multifamily Structured Pass Through
	Certificates K504	2.566%	9/25/20	400	411
4,5 FHLMC Multifamily Structured Pass Through
	Certificates K702	3.154%	2/25/18	1,753	1,788
4,5 FHLMC Multifamily Structured Pass Through
	Certificates K706	2.323%	10/25/18	375	382
4,5 FHLMC Multifamily Structured Pass Through
	Certificates K707	2.220%	12/25/18	575	585
4,5 FHLMC Multifamily Structured Pass Through
	Certificates K710	1.883%	5/25/19	100	101
4,5 FHLMC Multifamily Structured Pass Through
	Certificates K711	1.321%	12/25/18	619	618
4,5 FHLMC Multifamily Structured Pass Through
	Certificates K711	1.730%	7/25/19	1,675	1,683
4,5 FHLMC Multifamily Structured Pass Through
	Certificates K712	1.869%	11/25/19	800	810
4,5 FHLMC Multifamily Structured Pass Through
	Certificates K713	2.313%	3/25/20	2,000	2,052
4,5 FHLMC Multifamily Structured Pass Through
	Certificates K714	3.034%	10/25/20	1,630	1,714
4,5 FHLMC Multifamily Structured Pass Through
	Certificates K716	3.130%	6/25/21	1,400	1,493
4,5 FHLMC Multifamily Structured Pass Through
	Certificates K716	2.413%	8/25/47	240	245
4,5 FHLMC Multifamily Structured Pass Through
	Certificates K717	2.991%	9/25/21	800	850
4,5 FHLMC Multifamily Structured Pass Through
	Certificates K718	2.375%	9/25/21	802	824
4,5 FHLMC Multifamily Structured Pass Through
	Certificates K718	2.791%	1/25/22	800	844
4,5 FHLMC Multifamily Structured Pass Through
	Certificates K722	2.183%	5/25/22	398	408
4,5 FHLMC Multifamily Structured Pass Through
	Certificates KW01	2.853%	1/25/26	800	847
4,5 FHLMC Multifamily Structures Pass Through
	Certificates K715	2.856%	1/25/21	475	500
4,5 FHLMC Multifamily Structures Pass Through
	Certificates K720	2.716%	6/25/22	525	551
5	Fifth Third Auto Trust 2014-1	0.680%	4/16/18	39	39
5	Fifth Third Auto Trust 2014-1	1.140%	10/15/20	175	175
5	Fifth Third Auto Trust 2014-2	0.890%	11/15/18	83	83
5	Fifth Third Auto Trust 2014-2	1.380%	12/15/20	100	100
5	Fifth Third Auto Trust 2015-1	1.420%	3/16/20	425	426
5	Ford Credit Auto Lease Trust 2015-A	1.130%	6/15/18	325	325
5	Ford Credit Auto Lease Trust 2015-A	1.310%	8/15/18	75	75
5	Ford Credit Auto Lease Trust 2015-B	1.380%	12/15/18	300	301
5	Ford Credit Auto Lease Trust 2015-B	1.540%	2/15/19	200	201

5 Ford Credit Auto Owner Trust 2013-B	0.760%	8/15/18	98	98
5 Ford Credit Auto Owner Trust 2013-C	1.250%	10/15/18	80	80
5 Ford Credit Auto Owner Trust 2013-D	0.670%	4/15/18	70	70
5 Ford Credit Auto Owner Trust 2013-D	1.110%	2/15/19	100	100
5 Ford Credit Auto Owner Trust 2014-A	0.790%	5/15/18	100	100
5 Ford Credit Auto Owner Trust 2014-A	1.290%	4/15/19	100	100
5 Ford Credit Auto Owner Trust 2014-B	0.900%	10/15/18	172	172
5 Ford Credit Auto Owner Trust 2014-B	1.420%	8/15/19	75	75
5 Ford Credit Auto Owner Trust 2015-A	1.280%	9/15/19	200	200
5 Ford Credit Auto Owner Trust 2015-A	1.640%	6/15/20	50	50
5 Ford Credit Auto Owner Trust 2015-B	1.160%	11/15/19	275	275
5 Ford Credit Auto Owner Trust 2015-B	1.580%	8/15/20	100	101
5 Ford Credit Auto Owner Trust 2015-C	1.410%	2/15/20	200	201
5 Ford Credit Auto Owner Trust 2015-C	1.740%	2/15/21	100	101
5 Ford Credit Floorplan Master Owner Trust A
Series 2014-1	1.200%	2/15/19	450	450
5 Ford Credit Floorplan Master Owner Trust A
Series 2014-4	1.400%	8/15/19	850	852
5 Ford Credit Floorplan Master Owner Trust A
Series 2016-1	1.760%	2/15/21	800	807
5 GE Capital Credit Card Master Note Trust
Series 2012-7	1.760%	9/15/22	409	411
5 GM Financial Automobile Leasing Trust 2015-
2	1.680%	12/20/18	400	402
5 GM Financial Automobile Leasing Trust 2015-
2	1.850%	7/22/19	200	201
5 GM Financial Automobile Leasing Trust 2015-
3	1.690%	3/20/19	200	201
5 GM Financial Automobile Leasing Trust 2015-
3	1.810%	11/20/19	200	201
5 GM Financial Automobile Leasing Trust 2016-
1	1.790%	3/20/20	425	426
5 GM Financial Automobile Leasing Trust 2016-
2	1.620%	9/20/19	375	377
5 GM Financial Automobile Leasing Trust 2016-
3	1.610%	12/20/19	275	276
5 GS Mortgage Securities Trust 2011-GC5	3.707%	8/10/44	145	156
5 GS Mortgage Securities Trust 2012-GC6	3.482%	1/10/45	750	804
5 GS Mortgage Securities Trust 2012-GCJ7	3.377%	5/10/45	440	469
5 GS Mortgage Securities Trust 2012-GCJ9	2.773%	11/10/45	325	337
5 GS Mortgage Securities Trust 2013-GC10	2.943%	2/10/46	246	257
5 GS Mortgage Securities Trust 2013-GC10	3.279%	2/10/46	92	96
5 GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	275	289
GS Mortgage Securities Trust 2013-GCJ12	3.375%	6/10/46	118	123
5 GS Mortgage Securities Trust 2013-GCJ14	2.995%	8/10/46	191	195
5 GS Mortgage Securities Trust 2013-GCJ14	3.817%	8/10/46	135	144
5 GS Mortgage Securities Trust 2013-GCJ14	4.243%	8/10/46	675	759
5 GS Mortgage Securities Trust 2013-GCJ16	3.033%	11/10/46	210	216
5 GS Mortgage Securities Trust 2013-GCJ16	3.813%	11/10/46	100	109
5 GS Mortgage Securities Trust 2013-GCJ16	4.271%	11/10/46	125	141
5 GS Mortgage Securities Trust 2014-GC18	4.074%	1/10/47	825	919
5 GS Mortgage Securities Trust 2014-GC18	4.383%	1/10/47	275	301
5 GS Mortgage Securities Trust 2014-GC22	3.467%	6/10/47	175	188
5 GS Mortgage Securities Trust 2014-GC22	3.862%	6/10/47	150	164
5 GS Mortgage Securities Trust 2014-GC24	3.931%	9/10/47	475	523
5 GS Mortgage Securities Trust 2014-GC24	4.641%	9/10/47	125	138
5 GS Mortgage Securities Trust 2014-GC26	2.902%	11/10/47	125	130

5 GS Mortgage Securities Trust 2014-GC26	3.365%	11/10/47	250	267
5 GS Mortgage Securities Trust 2014-GC26	3.629%	11/10/47	800	872
5 GS Mortgage Securities Trust 2014-GC26	3.964%	11/10/47	125	133
5 GS Mortgage Securities Trust 2014-GC26	4.215%	11/10/47	125	135
5 GS Mortgage Securities Trust 2015-GC28	3.396%	2/10/48	500	532
5 GS Mortgage Securities Trust 2015-GC30	2.726%	5/10/50	300	309
5 GS Mortgage Securities Trust 2015-GC30	3.382%	5/10/50	450	480
5 GS Mortgage Securities Trust 2015-GC32	3.513%	7/10/48	425	457
5 GS Mortgage Securities Trust 2015-GC32	3.764%	7/10/48	175	193
5 GS Mortgage Securities Trust 2015-GC34	3.278%	10/10/48	400	426
5 GS Mortgage Securities Trust 2015-GC34	3.506%	10/10/48	400	429
5 GS Mortgage Securities Trust 2016-GS2	3.050%	5/10/49	300	315
5 GS Mortgage Securities Trust 2016-GS3	2.850%	10/10/49	775	797
5 Honda Auto Receivables 2013-4 Owner Trust	0.690%	9/18/17	12	12
5 Honda Auto Receivables 2013-4 Owner Trust	1.040%	2/18/20	150	150
5 Honda Auto Receivables 2014-1 Owner Trust	0.670%	11/21/17	67	67
5 Honda Auto Receivables 2014-1 Owner Trust	1.040%	2/21/20	135	135
5 Honda Auto Receivables 2014-2 Owner Trust	0.770%	3/19/18	83	83
5 Honda Auto Receivables 2014-2 Owner Trust	1.180%	5/18/20	100	100
5 Honda Auto Receivables 2014-3 Owner Trust	0.880%	6/15/18	210	210
5 Honda Auto Receivables 2015-1 Owner Trust	1.050%	10/15/18	334	334
5 Honda Auto Receivables 2015-3 Owner Trust	1.560%	10/18/21	100	101
5 Honda Auto Receivables 2015-4 Owner Trust	1.230%	9/23/19	400	401
5 Huntington Auto Trust 2015-1	1.240%	9/16/19	425	426
5 Hyundai Auto Receivables Trust 2012-C	0.730%	6/15/18	13	13
5 Hyundai Auto Receivables Trust 2013-A	0.750%	9/17/18	109	109
5 Hyundai Auto Receivables Trust 2013-B	1.010%	2/15/19	104	104
5 Hyundai Auto Receivables Trust 2013-C	1.550%	3/15/19	320	321
5 Hyundai Auto Receivables Trust 2014-A	0.790%	7/16/18	60	60
5 Hyundai Auto Receivables Trust 2014-B	0.900%	12/17/18	165	165
5 Hyundai Auto Receivables Trust 2014-B	1.460%	11/15/19	90	90
5 Hyundai Auto Receivables Trust 2015-A	1.370%	7/15/20	125	125
5 Hyundai Auto Receivables Trust 2015-C	1.460%	2/18/20	150	150
5 Hyundai Auto Receivables Trust 2015-C	1.780%	11/15/21	100	101
5 Hyundai Auto Receivables Trust 2016-B	1.290%	4/15/21	325	325
5 Hyundai Auto Receivables Trust 2016-B	1.450%	11/15/22	250	250
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2006-LDP7	5.925%	4/17/45	16	16
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2007-CIBC20	5.794%	2/12/51	1,339	1,372
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2007-LDP12	5.882%	2/15/51	1,497	1,529
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-C6	3.507%	5/15/45	550	591
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-C8	2.829%	10/15/45	1,735	1,804
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-CIBX	3.483%	6/15/45	433	463
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C10	3.142%	12/15/47	146	154
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C10	3.372%	12/15/47	109	115
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	3.674%	12/15/46	150	162
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	3.881%	12/15/46	200	222

5 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	4.166%	12/15/46	300	336
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	4.517%	12/15/46	150	168
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	5.076%	12/15/46	150	173
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-LC11	2.960%	4/15/46	673	703
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2014-C20	2.872%	7/15/47	175	181
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2014-C20	3.805%	7/15/47	75	82
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2016-JP3	2.870%	8/15/49	975	1,002
5 JPMBB Commercial Mortgage Securities
Trust 2013-C12	3.664%	7/15/45	122	133
5 JPMBB Commercial Mortgage Securities
Trust 2013-C12	4.160%	7/15/45	81	89
5 JPMBB Commercial Mortgage Securities
Trust 2013-C14	3.761%	8/15/46	240	259
5 JPMBB Commercial Mortgage Securities
Trust 2013-C14	4.133%	8/15/46	790	884
5 JPMBB Commercial Mortgage Securities
Trust 2013-C14	4.409%	8/15/46	220	246
5 JPMBB Commercial Mortgage Securities
Trust 2013-C15	2.977%	11/15/45	513	528
5 JPMBB Commercial Mortgage Securities
Trust 2013-C15	3.659%	11/15/45	65	70
5 JPMBB Commercial Mortgage Securities
Trust 2013-C15	4.131%	11/15/45	435	487
5 JPMBB Commercial Mortgage Securities
Trust 2013-C15	4.420%	11/15/45	275	307
5 JPMBB Commercial Mortgage Securities
Trust 2013-C17	3.003%	1/15/47	250	258
5 JPMBB Commercial Mortgage Securities
Trust 2013-C17	3.705%	1/15/47	188	203
5 JPMBB Commercial Mortgage Securities
Trust 2013-C17	4.199%	1/15/47	625	703
5 JPMBB Commercial Mortgage Securities
Trust 2013-C17	4.458%	1/15/47	125	140
5 JPMBB Commercial Mortgage Securities
Trust 2013-C17	5.050%	1/15/47	188	212
5 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.079%	2/15/47	474	529
5 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.439%	2/15/47	93	104
5 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.974%	2/15/47	113	129
5 JPMBB Commercial Mortgage Securities
Trust 2014-C19	3.046%	4/15/47	175	181
5 JPMBB Commercial Mortgage Securities
Trust 2014-C19	3.669%	4/15/47	225	238
5 JPMBB Commercial Mortgage Securities
Trust 2014-C19	3.996%	4/15/47	225	250
5 JPMBB Commercial Mortgage Securities
Trust 2014-C19	4.243%	4/15/47	175	193

5 JPMBB Commercial Mortgage Securities
Trust 2014-C21	3.428%	8/15/47	109	117
5 JPMBB Commercial Mortgage Securities
Trust 2014-C21	3.775%	8/15/47	100	110
5 JPMBB Commercial Mortgage Securities
Trust 2014-C21	3.996%	8/15/47	75	82
5 JPMBB Commercial Mortgage Securities
Trust 2014-C22	3.801%	9/15/47	650	711
5 JPMBB Commercial Mortgage Securities
Trust 2014-C22	4.110%	9/15/47	175	191
5 JPMBB Commercial Mortgage Securities
Trust 2014-C23	3.934%	9/15/47	319	353
5 JPMBB Commercial Mortgage Securities
Trust 2014-C23	4.202%	9/15/47	188	207
5 JPMBB Commercial Mortgage Securities
Trust 2014-C24	2.940%	11/15/47	200	208
5 JPMBB Commercial Mortgage Securities
Trust 2014-C24	3.638%	11/15/47	150	163
5 JPMBB Commercial Mortgage Securities
Trust 2014-C24	3.914%	11/15/47	300	325
5 JPMBB Commercial Mortgage Securities
Trust 2014-C25	3.672%	11/15/47	750	817
5 JPMBB Commercial Mortgage Securities
Trust 2014-C25	4.065%	11/15/47	200	219
5 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.018%	1/15/48	400	417
5 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.494%	1/15/48	600	645
5 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.800%	1/15/48	200	213
5 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.951%	1/15/48	200	211
5 JPMBB Commercial Mortgage Securities
Trust 2015-C27	2.734%	2/15/48	325	336
5 JPMBB Commercial Mortgage Securities
Trust 2015-C27	3.017%	2/15/48	409	429
5 JPMBB Commercial Mortgage Securities
Trust 2015-C27	3.179%	2/15/48	218	229
5 JPMBB Commercial Mortgage Securities
Trust 2015-C28	2.773%	10/15/48	400	412
5 JPMBB Commercial Mortgage Securities
Trust 2015-C28	3.227%	10/15/48	500	528
5 JPMBB Commercial Mortgage Securities
Trust 2015-C28	3.532%	10/15/48	100	105
5 JPMBB Commercial Mortgage Securities
Trust 2015-C29	2.921%	5/15/48	400	417
5 JPMBB Commercial Mortgage Securities
Trust 2015-C29	3.304%	5/15/48	215	229
5 JPMBB Commercial Mortgage Securities
Trust 2015-C29	3.611%	5/15/48	350	379
5 JPMBB Commercial Mortgage Securities
Trust 2015-C30	3.559%	7/15/48	425	458
5 JPMBB Commercial Mortgage Securities
Trust 2015-C30	3.822%	7/15/48	425	468
5 JPMBB Commercial Mortgage Securities
Trust 2015-C30	4.226%	7/15/48	200	221

5 JPMBB Commercial Mortgage Securities
Trust 2015-C31	3.540%	8/15/48	203	217
5 JPMBB Commercial Mortgage Securities
Trust 2015-C31	3.801%	8/15/48	218	240
5 JPMBB Commercial Mortgage Securities
Trust 2015-C32	3.358%	11/15/48	425	456
5 JPMBB Commercial Mortgage Securities
Trust 2015-C32	3.598%	11/15/48	425	461
5 JPMBB Commercial Mortgage Securities
Trust 2015-C33	3.770%	12/15/48	300	330
5 JPMBB Commercial Mortgage Securities
Trust 2016-C1	3.316%	3/15/49	325	347
5 JPMCC Commercial Mortgage Securities
Trust 2015-JP1	3.914%	1/15/49	325	361
5 JPMDB Commercial Mortgage Securities
Trust 2016-C2	3.144%	6/15/49	300	317
5 JPMDB Commercial Mortgage Securities
Trust 2016-C2	3.484%	6/15/49	150	158
5 LB-UBS Commercial Mortgage Trust 2006-C7	5.378%	11/15/38	120	120
5 LB-UBS Commercial Mortgage Trust 2007-C1	5.424%	2/15/40	847	849
5 LB-UBS Commercial Mortgage Trust 2007-C2	5.430%	2/15/40	692	697
5 LB-UBS Commercial Mortgage Trust 2008-C1	6.287%	4/15/41	960	1,003
5 Mercedes-Benz Auto Lease Trust 2015-A	1.210%	10/15/20	625	626
5 Mercedes-Benz Auto Lease Trust 2015-B	1.340%	7/16/18	200	200
5 Mercedes-Benz Auto Lease Trust 2015-B	1.530%	5/17/21	125	126
5 Mercedes-Benz Auto Receivables Trust 2013-
1	1.130%	11/15/19	67	67
5 Mercedes-Benz Auto Receivables Trust 2014-
1	0.870%	10/15/18	107	107
5 Mercedes-Benz Auto Receivables Trust 2014-
1	1.310%	11/16/20	75	75
5 Mercedes-Benz Auto Receivables Trust 2015-
1	1.340%	12/16/19	250	251
5 Mercedes-Benz Auto Receivables Trust 2015-
1	1.750%	12/15/21	75	76
5 Merrill Lynch Mortgage Trust 2007-C1	6.008%	6/12/50	1,830	1,869
5 ML-CFC Commercial Mortgage Trust 2006-4	5.204%	12/12/49	84	84
5 ML-CFC Commercial Mortgage Trust 2007-5	5.378%	8/12/48	1,014	1,018
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2012-C5	3.176%	8/15/45	175	186
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C10	4.219%	7/15/46	2,000	2,236
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C11	4.360%	8/15/46	240	270
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C11	4.560%	8/15/46	120	133
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C12	3.001%	10/15/46	320	329
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C12	4.259%	10/15/46	445	501
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C13	2.936%	11/15/46	150	154
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C13	4.039%	11/15/46	300	336
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C13	4.902%	11/15/46	150	169

5 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C7	2.918%	2/15/46	179	187
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C7	3.214%	2/15/46	36	38
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C8	3.134%	12/15/48	225	236
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C8	3.376%	12/15/48	100	106
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C9	3.102%	5/15/46	150	158
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C9	3.456%	5/15/46	125	132
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C14	2.916%	2/15/47	175	180
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C14	3.669%	2/15/47	394	420
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C14	4.064%	2/15/47	375	420
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C14	4.802%	2/15/47	150	166
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C16	2.849%	6/15/47	75	77
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C16	3.477%	6/15/47	75	80
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C16	3.892%	6/15/47	325	360
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C16	4.482%	6/15/47	125	139
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C18	3.194%	10/15/47	400	417
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C18	3.923%	10/15/47	100	111
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C18	4.593%	10/15/47	125	137
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C19	3.101%	12/15/47	400	417
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C19	3.326%	12/15/47	225	238
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C19	3.526%	12/15/47	275	298
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C20	3.069%	2/15/48	200	209
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C20	3.249%	2/15/48	725	769
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C22	3.040%	4/15/48	425	443
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C22	3.306%	4/15/48	325	345
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C22	3.883%	4/15/48	200	204
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C23	2.982%	7/15/50	225	234
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C23	3.398%	7/15/50	150	159
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C23	3.719%	7/15/50	450	495

5 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C25	3.383%	10/15/48	475	507
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C25	3.635%	10/15/48	250	273
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C26	3.323%	10/15/48	275	293
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C26	3.531%	10/15/48	300	326
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C27	3.557%	12/15/47	200	215
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C27	3.753%	12/15/47	250	275
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2016-C28	3.288%	1/15/49	300	317
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2016-C28	3.544%	1/15/49	800	867
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2016-C30	2.860%	9/15/49	800	819
5 Morgan Stanley Capital I Trust 2005-IQ9	4.770%	7/15/56	75	75
5 Morgan Stanley Capital I Trust 2006-HQ9	5.793%	7/12/44	16	16
5 Morgan Stanley Capital I Trust 2006-IQ12	5.370%	12/15/43	150	150
5 Morgan Stanley Capital I Trust 2007-IQ14	5.654%	4/15/49	3	3
5 Morgan Stanley Capital I Trust 2007-IQ14	5.692%	4/15/49	1,385	1,394
5 Morgan Stanley Capital I Trust 2007-IQ16	5.809%	12/12/49	1,318	1,352
5 Morgan Stanley Capital I Trust 2007-TOP25	5.544%	11/12/49	340	342
5 Morgan Stanley Capital I Trust 2007-TOP27	5.818%	6/11/42	1,141	1,166
5 Morgan Stanley Capital I Trust 2012-C4	3.244%	3/15/45	650	690
5 Morgan Stanley Capital I Trust 2012-C4	3.773%	3/15/45	225	241
5 Morgan Stanley Capital I Trust 2015-UBS8	3.809%	12/15/48	300	333
5 Morgan Stanley Capital I Trust 2016-UB11	2.782%	8/15/49	800	817
8 National Australia Bank Ltd.	2.250%	3/16/21	1,200	1,226
5 Nissan Auto Lease Trust 2014-B	1.120%	9/15/17	104	104
5 Nissan Auto Lease Trust 2015-B	1.540%	4/16/18	300	301
5 Nissan Auto Lease Trust 2015-B	1.700%	4/15/21	200	201
5 Nissan Auto Lease Trust 2016-B	1.610%	1/18/22	350	350
5 Nissan Auto Receivables 2013-A Owner Trust	0.750%	7/15/19	292	291
5 Nissan Auto Receivables 2013-B Owner Trust	0.840%	11/15/17	7	7
5 Nissan Auto Receivables 2013-B Owner Trust	1.310%	10/15/19	120	120
5 Nissan Auto Receivables 2013-C Owner Trust	0.670%	8/15/18	70	70
5 Nissan Auto Receivables 2013-C Owner Trust	1.300%	6/15/20	225	225
5 Nissan Auto Receivables 2014-A Owner Trust	0.720%	8/15/18	61	61
5 Nissan Auto Receivables 2014-A Owner Trust	1.340%	8/17/20	200	201
5 Nissan Auto Receivables 2014-B Owner Trust	1.110%	5/15/19	163	163
5 Nissan Auto Receivables 2015-A Owner Trust	1.050%	10/15/19	375	375
5 Nissan Auto Receivables 2015-B Owner Trust	1.340%	3/16/20	250	251
5 Nissan Auto Receivables 2015-B Owner Trust	1.790%	1/17/22	125	127
5 Nissan Auto Receivables 2015-C Owner Trust	1.370%	5/15/20	125	126
5 Nissan Auto Receivables 2015-C Owner Trust	1.670%	2/15/22	200	202
5 Nissan Auto Receivables 2016-C Owner Trust	1.180%	1/15/21	350	350
5 Nissan Auto Receivables 2016-C Owner Trust	1.380%	1/17/23	275	275
5 Nissan Master Owner Trust Receivables
Series 2016-A	1.540%	6/15/21	375	376
Royal Bank of Canada	2.200%	9/23/19	1,800	1,837
5 Royal Bank of Canada	2.000%	10/1/19	2,000	2,024
Royal Bank of Canada	2.100%	10/14/20	3,950	4,020
5 Royal Bank of Canada	1.875%	2/5/21	475	480
Royal Bank of Canada	2.300%	3/22/21	650	667

5 Santander Drive Auto Receivables Trust
2014-1	1.590%	10/15/18	45	45
5 Synchrony Credit Card Master Note Trust
2014-1	1.610%	11/15/20	250	251
5 Synchrony Credit Card Master Note Trust
2015-2	1.600%	4/15/21	225	226
5 Synchrony Credit Card Master Note Trust
2016-2	2.210%	5/15/24	362	369
5 Synchrony Credit Card Master Note Trust
2016-3	1.580%	9/15/22	550	551
5 TIAA Seasoned Commercial Mortgage Trust
2007-C4	5.482%	8/15/39	34	34
8 Toronto-Dominion Bank	2.250%	3/15/21	2,000	2,042
5 Toyota Auto Receivables 2013-A Owner Trust	0.690%	11/15/18	56	56
5 Toyota Auto Receivables 2014-A Owner Trust	1.180%	6/17/19	100	100
5 Toyota Auto Receivables 2014-B Owner Trust	0.760%	3/15/18	43	43
5 Toyota Auto Receivables 2014-B Owner Trust	1.310%	9/16/19	100	100
5 Toyota Auto Receivables 2015-B Owner Trust	1.270%	5/15/19	625	626
5 Toyota Auto Receivables 2015-B Owner Trust	1.740%	9/15/20	400	403
5 Toyota Auto Receivables 2015-C Owner Trust	1.340%	6/17/19	400	401
5 Toyota Auto Receivables 2015-C Owner Trust	1.690%	12/15/20	350	354
5 Toyota Auto Receivables 2016-B Owner Trust	1.300%	4/15/20	200	201
5 Toyota Auto Receivables 2016-B Owner Trust	1.520%	8/16/21	250	250
5 Toyota Auto Receivables 2016-C Owner Trust	1.140%	8/17/20	300	300
5 Toyota Auto Receivables 2016-C Owner Trust	1.320%	11/15/21	175	175
5 UBS-Barclays Commercial Mortgage Trust
2013-C5	3.185%	3/10/46	290	306
5 UBS-Barclays Commercial Mortgage Trust
2013-C6	3.244%	4/10/46	175	186
5 UBS-Barclays Commercial Mortgage Trust
2013-C6	3.469%	4/10/46	75	79
5 USAA Auto Owner Trust 2014-1	0.580%	12/15/17		—
5 USAA Auto Owner Trust 2014-1	0.940%	5/15/19	75	75
5 Volkswagen Auto Loan Enhanced Trust 2013-
2	0.700%	4/20/18	37	37
5 Volkswagen Auto Loan Enhanced Trust 2013-
2	1.160%	3/20/20	75	75
5 Volkswagen Auto Loan Enhanced Trust 2014-
1	0.910%	10/22/18	140	140
5 Volkswagen Auto Loan Enhanced Trust 2014-
1	1.450%	9/21/20	225	225
5 Volkswagen Auto Loan Enhanced Trust 2014-
2	0.950%	4/22/19	531	530
5 Volkswagen Auto Loan Enhanced Trust 2014-
2	1.390%	5/20/21	200	200
5 Wachovia Bank Commercial Mortgage Trust
Series 2005-C21	5.464%	10/15/44	4	4
5 Wachovia Bank Commercial Mortgage Trust
Series 2006-C26	6.285%	6/15/45	121	121
5 Wachovia Bank Commercial Mortgage Trust
Series 2006-C29	5.339%	11/15/48	375	375
5 Wells Fargo Commercial Mortgage Trust
2012-LC5	2.918%	10/15/45	225	236
5 Wells Fargo Commercial Mortgage Trust
2014-LC16	2.819%	8/15/50	125	129
5 Wells Fargo Commercial Mortgage Trust
2014-LC16	3.477%	8/15/50	100	107

5 Wells Fargo Commercial Mortgage Trust
2014-LC16	3.817%	8/15/50	300	330
5 Wells Fargo Commercial Mortgage Trust
2014-LC16	4.020%	8/15/50	50	55
5 Wells Fargo Commercial Mortgage Trust
2014-LC18	2.954%	12/15/47	250	259
5 Wells Fargo Commercial Mortgage Trust
2014-LC18	3.271%	12/15/47	300	314
5 Wells Fargo Commercial Mortgage Trust
2014-LC18	3.405%	12/15/47	400	429
5 Wells Fargo Commercial Mortgage Trust
2014-LC18	3.808%	12/15/47	200	215
5 Wells Fargo Commercial Mortgage Trust
2015-C26	2.991%	2/15/48	400	420
5 Wells Fargo Commercial Mortgage Trust
2015-C26	3.166%	2/15/48	200	210
5 Wells Fargo Commercial Mortgage Trust
2015-C26	3.580%	2/15/48	175	184
5 Wells Fargo Commercial Mortgage Trust
2015-C27	3.190%	2/15/48	1,025	1,081
5 Wells Fargo Commercial Mortgage Trust
2015-C28	3.540%	5/15/48	625	675
5 Wells Fargo Commercial Mortgage Trust
2015-C28	3.872%	5/15/48	117	127
5 Wells Fargo Commercial Mortgage Trust
2015-C29	3.400%	6/15/48	425	453
5 Wells Fargo Commercial Mortgage Trust
2015-C29	3.637%	6/15/48	625	680
5 Wells Fargo Commercial Mortgage Trust
2015-LC20	2.978%	4/15/50	112	117
5 Wells Fargo Commercial Mortgage Trust
2015-LC20	3.184%	4/15/50	825	871
5 Wells Fargo Commercial Mortgage Trust
2015-LC20	3.719%	4/15/50	200	208
5 Wells Fargo Commercial Mortgage Trust
2015-LC22	3.571%	9/15/58	175	189
5 Wells Fargo Commercial Mortgage Trust
2015-LC22	3.839%	9/15/58	275	304
5 Wells Fargo Commercial Mortgage Trust
2015-LC22	4.207%	9/15/58	225	248
5 Wells Fargo Commercial Mortgage Trust
2015-NXS1	2.632%	5/15/48	175	180
5 Wells Fargo Commercial Mortgage Trust
2015-NXS1	2.934%	5/15/48	125	130
5 Wells Fargo Commercial Mortgage Trust
2015-NXS1	3.148%	5/15/48	175	184
5 Wells Fargo Commercial Mortgage Trust
2015-P2	3.656%	12/15/48	325	352
5 Wells Fargo Commercial Mortgage Trust
2015-P2	3.809%	12/15/48	200	221
5 Wells Fargo Commercial Mortgage Trust
2015-SG1	3.789%	12/15/47	300	330
5 Wells Fargo Commercial Mortgage Trust
2016-BNK1	2.652%	8/15/49	525	534
5 Wells Fargo Commercial Mortgage Trust
2016-C32	3.324%	1/15/59	218	232

5 Wells Fargo Commercial Mortgage Trust
2016-C32	3.560%	1/15/59	475	514
5 Wells Fargo Commercial Mortgage Trust
2016-C33	3.426%	3/15/59	150	161
5 Wells Fargo Commercial Mortgage Trust
2016-C34	3.096%	6/15/49	325	338
5 Wells Fargo Commercial Mortgage Trust
2016-LC24	2.825%	10/15/49	350	362
5 Wells Fargo Commercial Mortgage Trust
2016-LC24	2.942%	10/15/49	614	636
5 WFRBS Commercial Mortgage Trust 2012-C6	3.440%	4/15/45	450	482
5 WFRBS Commercial Mortgage Trust 2012-C7	3.431%	6/15/45	300	322
5 WFRBS Commercial Mortgage Trust 2012-C7	4.090%	6/15/45	250	273
5 WFRBS Commercial Mortgage Trust 2012-C8	3.001%	8/15/45	175	184
5 WFRBS Commercial Mortgage Trust 2012-C9	2.870%	11/15/45	365	382
5 WFRBS Commercial Mortgage Trust 2013-
C11	3.071%	3/15/45	251	264
5 WFRBS Commercial Mortgage Trust 2013-
C12	3.198%	3/15/48	109	116
5 WFRBS Commercial Mortgage Trust 2013-
C12	3.560%	3/15/48	52	55
5 WFRBS Commercial Mortgage Trust 2013-
C13	3.001%	5/15/45	222	233
5 WFRBS Commercial Mortgage Trust 2013-
C13	3.345%	5/15/45	44	46
5 WFRBS Commercial Mortgage Trust 2013-
C14	3.337%	6/15/46	400	426
5 WFRBS Commercial Mortgage Trust 2013-
C14	3.488%	6/15/46	200	212
5 WFRBS Commercial Mortgage Trust 2013-
C15	3.720%	8/15/46	160	173
5 WFRBS Commercial Mortgage Trust 2013-
C15	4.153%	8/15/46	650	728
5 WFRBS Commercial Mortgage Trust 2013-
C15	4.358%	8/15/46	160	178
5 WFRBS Commercial Mortgage Trust 2013-
C16	3.223%	9/15/46	290	298
5 WFRBS Commercial Mortgage Trust 2013-
C16	3.963%	9/15/46	180	195
5 WFRBS Commercial Mortgage Trust 2013-
C16	4.415%	9/15/46	180	205
5 WFRBS Commercial Mortgage Trust 2013-
C16	4.668%	9/15/46	290	329
5 WFRBS Commercial Mortgage Trust 2013-
C17	2.921%	12/15/46	100	102
5 WFRBS Commercial Mortgage Trust 2013-
C17	3.558%	12/15/46	100	107
5 WFRBS Commercial Mortgage Trust 2013-
C17	4.023%	12/15/46	100	112
5 WFRBS Commercial Mortgage Trust 2013-
C17	4.255%	12/15/46	100	111
5 WFRBS Commercial Mortgage Trust 2013-
C17	4.788%	12/15/46	100	112
5 WFRBS Commercial Mortgage Trust 2013-
C18	3.027%	12/15/46	100	103
5 WFRBS Commercial Mortgage Trust 2013-
C18	3.651%	12/15/46	200	215

5 WFRBS Commercial Mortgage Trust 2013-
C18	4.162%	12/15/46	1,436	1,620
5 WFRBS Commercial Mortgage Trust 2013-
C18	4.387%	12/15/46	50	56
5 WFRBS Commercial Mortgage Trust 2013-
C18	4.821%	12/15/46	75	85
5 WFRBS Commercial Mortgage Trust 2013-
UBS1	2.927%	3/15/46	250	257
5 WFRBS Commercial Mortgage Trust 2013-
UBS1	3.591%	3/15/46	150	159
5 WFRBS Commercial Mortgage Trust 2013-
UBS1	4.079%	3/15/46	175	195
5 WFRBS Commercial Mortgage Trust 2013-
UBS1	4.782%	3/15/46	50	57
5 WFRBS Commercial Mortgage Trust 2014-
C19	3.618%	3/15/47	50	54
5 WFRBS Commercial Mortgage Trust 2014-
C19	3.660%	3/15/47	75	80
5 WFRBS Commercial Mortgage Trust 2014-
C19	4.101%	3/15/47	175	196
5 WFRBS Commercial Mortgage Trust 2014-
C19	4.723%	3/15/47	50	56
5 WFRBS Commercial Mortgage Trust 2014-
C20	3.036%	5/15/47	100	103
5 WFRBS Commercial Mortgage Trust 2014-
C20	3.638%	5/15/47	100	107
5 WFRBS Commercial Mortgage Trust 2014-
C20	3.995%	5/15/47	125	139
5 WFRBS Commercial Mortgage Trust 2014-
C20	4.176%	5/15/47	125	137
5 WFRBS Commercial Mortgage Trust 2014-
C21	3.678%	8/15/47	425	463
5 WFRBS Commercial Mortgage Trust 2014-
C22	3.752%	9/15/57	600	659
5 WFRBS Commercial Mortgage Trust 2014-
C22	4.371%	9/15/57	100	108
5 WFRBS Commercial Mortgage Trust 2014-
C23	3.636%	10/15/57	249	268
5 WFRBS Commercial Mortgage Trust 2014-
C23	3.917%	10/15/57	125	139
5 WFRBS Commercial Mortgage Trust 2014-
C23	4.210%	10/15/57	75	82
5 WFRBS Commercial Mortgage Trust 2014-
LC14	2.862%	3/15/47	120	123
5 WFRBS Commercial Mortgage Trust 2014-
LC14	3.522%	3/15/47	300	319
5 WFRBS Commercial Mortgage Trust 2014-
LC14	4.045%	3/15/47	725	809
5 WFRBS Commercial Mortgage Trust 2014-
LC14	4.351%	3/15/47	300	334
5 World Omni Auto Receivables Trust 2013-B	0.830%	8/15/18	30	30
5 World Omni Auto Receivables Trust 2013-B	1.320%	1/15/20	75	75
5 World Omni Auto Receivables Trust 2014-A	0.940%	4/15/19	96	96
5 World Omni Auto Receivables Trust 2014-A	1.530%	6/15/20	200	201
5 World Omni Auto Receivables Trust 2015-B	1.490%	12/15/20	200	201
5 World Omni Auto Receivables Trust 2015-B	1.840%	1/17/22	200	203

5 World Omni Automobile Lease Securitization
Trust 2014-A	1.160%	9/15/17	187	187
5 World Omni Automobile Lease Securitization
Trust 2014-A	1.370%	1/15/20	50	50
5 World Omni Automobile Lease Securitization
Trust 2015-A	1.540%	10/15/18	225	226
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $303,495)				313,161
Corporate Bonds (11.3%)
Finance (3.5%)
Banking (2.5%)
American Express Co.	7.000%	3/19/18	2,200	2,373
American Express Co.	2.650%	12/2/22	800	819
American Express Co.	3.625%	12/5/24	750	783
American Express Co.	4.050%	12/3/42	121	128
American Express Credit Corp.	2.375%	3/24/17	825	830
American Express Credit Corp.	2.125%	7/27/18	550	558
American Express Credit Corp.	2.125%	3/18/19	2,200	2,235
American Express Credit Corp.	2.250%	8/15/19	300	306
American Express Credit Corp.	2.375%	5/26/20	1,400	1,426
American Express Credit Corp.	2.600%	9/14/20	650	664
American Express Credit Corp.	2.250%	5/5/21	800	812
Australia & New Zealand Banking Group Ltd.	1.875%	10/6/17	250	251
Australia & New Zealand Banking Group Ltd.	1.450%	5/15/18	1,650	1,650
Australia & New Zealand Banking Group Ltd.	2.000%	11/16/18	800	808
Australia & New Zealand Banking Group Ltd.	2.250%	6/13/19	300	305
Australia & New Zealand Banking Group Ltd.	1.600%	7/15/19	250	250
Australia & New Zealand Banking Group Ltd.	2.700%	11/16/20	800	827
Australia & New Zealand Banking Group Ltd.	2.300%	6/1/21	2,300	2,338
Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	750	823
Banco Bilbao Vizcaya Argentaria SA	3.000%	10/20/20	950	980
Bank of America Corp.	6.000%	9/1/17	376	391
Bank of America Corp.	5.750%	12/1/17	785	822
Bank of America Corp.	2.000%	1/11/18	2,650	2,663
Bank of America Corp.	6.875%	4/25/18	4,330	4,669
Bank of America Corp.	5.650%	5/1/18	4,450	4,720
Bank of America Corp.	2.600%	1/15/19	5,325	5,422
Bank of America Corp.	5.490%	3/15/19	200	216
Bank of America Corp.	2.650%	4/1/19	2,450	2,499
Bank of America Corp.	7.625%	6/1/19	1,124	1,290
Bank of America Corp.	2.250%	4/21/20	1,000	1,006
Bank of America Corp.	5.625%	7/1/20	1,460	1,639
Bank of America Corp.	2.625%	10/19/20	575	587
Bank of America Corp.	5.875%	1/5/21	145	166
Bank of America Corp.	2.625%	4/19/21	2,500	2,533
Bank of America Corp.	5.000%	5/13/21	1,205	1,346
Bank of America Corp.	5.700%	1/24/22	500	582
Bank of America Corp.	3.300%	1/11/23	5,400	5,599
Bank of America Corp.	4.125%	1/22/24	1,400	1,519
Bank of America Corp.	4.000%	4/1/24	1,750	1,886
Bank of America Corp.	4.200%	8/26/24	1,500	1,585
Bank of America Corp.	4.000%	1/22/25	2,240	2,319
Bank of America Corp.	3.950%	4/21/25	1,500	1,554
Bank of America Corp.	3.875%	8/1/25	2,500	2,673
Bank of America Corp.	4.450%	3/3/26	725	780
Bank of America Corp.	4.250%	10/22/26	1,225	1,296
Bank of America Corp.	6.110%	1/29/37	910	1,111
Bank of America Corp.	7.750%	5/14/38	2,000	2,896

Bank of America Corp.	5.875%	2/7/42	1,150	1,503
Bank of America Corp.	5.000%	1/21/44	2,200	2,584
Bank of America Corp.	4.875%	4/1/44	550	639
Bank of America Corp.	4.750%	4/21/45	350	376
Bank of America NA	1.650%	3/26/18	2,375	2,385
Bank of America NA	1.750%	6/5/18	1,350	1,358
Bank of America NA	2.050%	12/7/18	1,000	1,013
Bank of America NA	6.000%	10/15/36	350	450
Bank of Montreal	1.450%	4/9/18	500	500
Bank of Montreal	1.400%	4/10/18	850	851
Bank of Montreal	1.800%	7/31/18	1,000	1,009
Bank of Montreal	1.350%	8/28/18	400	400
Bank of Montreal	2.375%	1/25/19	575	586
Bank of Montreal	1.500%	7/18/19	1,200	1,201
Bank of Montreal	1.900%	8/27/21	1,500	1,494
Bank of Montreal	2.550%	11/6/22	450	462
Bank of New York Mellon Corp.	1.969%	6/20/17	200	201
Bank of New York Mellon Corp.	1.300%	1/25/18	1,100	1,102
Bank of New York Mellon Corp.	2.100%	1/15/19	325	330
Bank of New York Mellon Corp.	2.200%	3/4/19	225	229
Bank of New York Mellon Corp.	5.450%	5/15/19	350	386
Bank of New York Mellon Corp.	2.300%	9/11/19	1,900	1,944
Bank of New York Mellon Corp.	4.600%	1/15/20	400	437
Bank of New York Mellon Corp.	2.600%	8/17/20	300	310
Bank of New York Mellon Corp.	2.450%	11/27/20	750	769
Bank of New York Mellon Corp.	2.050%	5/3/21	2,000	2,010
Bank of New York Mellon Corp.	3.550%	9/23/21	625	671
Bank of New York Mellon Corp.	2.200%	8/16/23	825	822
Bank of New York Mellon Corp.	3.650%	2/4/24	150	163
Bank of New York Mellon Corp.	3.250%	9/11/24	600	637
Bank of New York Mellon Corp.	2.800%	5/4/26	1,200	1,233
Bank of New York Mellon Corp.	2.450%	8/17/26	500	494
Bank of Nova Scotia	1.375%	12/18/17	275	276
Bank of Nova Scotia	1.450%	4/25/18	1,625	1,628
Bank of Nova Scotia	1.700%	6/11/18	500	503
Bank of Nova Scotia	2.050%	10/30/18	450	459
Bank of Nova Scotia	1.950%	1/15/19	625	631
Bank of Nova Scotia	2.050%	6/5/19	550	557
Bank of Nova Scotia	1.650%	6/14/19	300	301
Bank of Nova Scotia	4.375%	1/13/21	105	117
Bank of Nova Scotia	2.450%	3/22/21	3,000	3,077
Bank of Nova Scotia	2.800%	7/21/21	1,475	1,538
Bank of Nova Scotia	4.500%	12/16/25	950	1,014
Barclays Bank plc	5.140%	10/14/20	105	114
Barclays plc	2.000%	3/16/18	350	350
Barclays plc	2.750%	11/8/19	475	478
Barclays plc	2.875%	6/8/20	750	755
Barclays plc	3.250%	1/12/21	1,000	1,016
Barclays plc	3.200%	8/10/21	850	854
Barclays plc	4.375%	9/11/24	750	759
Barclays plc	3.650%	3/16/25	3,000	2,964
Barclays plc	4.375%	1/12/26	900	932
Barclays plc	5.200%	5/12/26	1,300	1,340
Barclays plc	5.250%	8/17/45	950	1,073
BB&T Corp.	2.150%	3/22/17	450	452
BB&T Corp.	1.450%	1/12/18	550	551
BB&T Corp.	2.050%	6/19/18	350	353

BB&T Corp.	2.250%	2/1/19	200	204
BB&T Corp.	6.850%	4/30/19	1,250	1,414
BB&T Corp.	2.050%	5/10/21	800	807
Bear Stearns Cos. LLC	6.400%	10/2/17	1,300	1,362
Bear Stearns Cos. LLC	7.250%	2/1/18	2,085	2,239
BNP Paribas SA	2.700%	8/20/18	150	153
BNP Paribas SA	2.400%	12/12/18	875	889
BNP Paribas SA	2.450%	3/17/19	600	611
BNP Paribas SA	2.375%	5/21/20	1,000	1,016
BNP Paribas SA	5.000%	1/15/21	2,810	3,148
BNP Paribas SA	3.250%	3/3/23	675	709
BNP Paribas SA	4.250%	10/15/24	500	519
BPCE SA	2.500%	12/10/18	650	662
BPCE SA	2.500%	7/15/19	700	715
BPCE SA	2.250%	1/27/20	675	686
BPCE SA	2.650%	2/3/21	825	851
BPCE SA	4.000%	4/15/24	1,200	1,320
Branch Banking & Trust Co.	1.350%	10/1/17	300	300
Branch Banking & Trust Co.	1.450%	5/10/19	650	650
Branch Banking & Trust Co.	3.625%	9/16/25	2,600	2,776
Branch Banking & Trust Co.	3.800%	10/30/26	400	434
Canadian Imperial Bank of
Commerce/Canada	1.600%	9/6/19	700	700
Capital One Bank USA NA	1.300%	6/5/17	550	550
Capital One Bank USA NA	2.150%	11/21/18	300	303
Capital One Bank USA NA	2.300%	6/5/19	900	910
Capital One Bank USA NA	8.800%	7/15/19	625	731
Capital One Bank USA NA	3.375%	2/15/23	1,140	1,171
Capital One Financial Corp.	2.450%	4/24/19	1,800	1,838
Capital One Financial Corp.	4.750%	7/15/21	280	310
Capital One Financial Corp.	3.500%	6/15/23	82	86
Capital One Financial Corp.	3.750%	4/24/24	1,000	1,062
Capital One Financial Corp.	4.200%	10/29/25	500	522
Capital One Financial Corp.	3.750%	7/28/26	250	251
Capital One NA	1.650%	2/5/18	2,000	2,002
Capital One NA	1.500%	3/22/18	600	600
Capital One NA	2.400%	9/5/19	350	355
Capital One NA	1.850%	9/13/19	825	825
Capital One NA	2.950%	7/23/21	510	524
Capital One NA	2.250%	9/13/21	675	675
5,8 Citicorp Lease Pass-Through Trust 1999-1	8.040%	12/15/19	1,700	1,986
Citigroup Inc.	6.125%	11/21/17	1,315	1,381
Citigroup Inc.	1.850%	11/24/17	1,335	1,339
Citigroup Inc.	1.800%	2/5/18	800	802
Citigroup Inc.	1.700%	4/27/18	1,500	1,501
Citigroup Inc.	6.125%	5/15/18	1,406	1,504
Citigroup Inc.	2.150%	7/30/18	1,750	1,764
Citigroup Inc.	2.500%	9/26/18	1,825	1,853
Citigroup Inc.	2.050%	12/7/18	4,850	4,887
Citigroup Inc.	2.550%	4/8/19	225	230
Citigroup Inc.	2.050%	6/7/19	650	654
Citigroup Inc.	2.500%	7/29/19	575	587
Citigroup Inc.	2.400%	2/18/20	675	683
Citigroup Inc.	5.375%	8/9/20	470	527
Citigroup Inc.	2.700%	3/30/21	2,650	2,709
Citigroup Inc.	2.350%	8/2/21	1,300	1,302
Citigroup Inc.	4.050%	7/30/22	125	133

Citigroup Inc.	3.500%	5/15/23	475	489
Citigroup Inc.	3.875%	10/25/23	725	777
Citigroup Inc.	3.750%	6/16/24	2,975	3,161
Citigroup Inc.	4.000%	8/5/24	725	761
Citigroup Inc.	3.875%	3/26/25	1,100	1,136
Citigroup Inc.	3.300%	4/27/25	1,000	1,030
Citigroup Inc.	4.400%	6/10/25	4,475	4,737
Citigroup Inc.	5.500%	9/13/25	1,000	1,137
Citigroup Inc.	3.700%	1/12/26	1,000	1,053
Citigroup Inc.	4.600%	3/9/26	975	1,044
Citigroup Inc.	4.300%	11/20/26	1,250	1,307
Citigroup Inc.	4.450%	9/29/27	2,275	2,372
Citigroup Inc.	6.625%	1/15/28	800	1,014
Citigroup Inc.	4.125%	7/25/28	975	996
Citigroup Inc.	6.000%	10/31/33	425	500
Citigroup Inc.	6.125%	8/25/36	1,149	1,386
Citigroup Inc.	8.125%	7/15/39	1,099	1,734
Citigroup Inc.	5.875%	1/30/42	1,100	1,412
Citigroup Inc.	5.300%	5/6/44	725	814
Citigroup Inc.	4.650%	7/30/45	1,000	1,129
Citizens Bank NA	1.600%	12/4/17	325	324
Citizens Bank NA	2.300%	12/3/18	500	506
Citizens Bank NA	2.500%	3/14/19	1,000	1,016
Citizens Bank NA	2.450%	12/4/19	325	330
Citizens Financial Group Inc.	4.300%	12/3/25	400	421
Comerica Bank	4.000%	7/27/25	200	209
Commonwealth Bank of Australia	1.400%	9/8/17	850	850
Commonwealth Bank of Australia	1.900%	9/18/17	250	251
Commonwealth Bank of Australia	1.625%	3/12/18	2,225	2,230
Commonwealth Bank of Australia	2.500%	9/20/18	900	917
Commonwealth Bank of Australia	1.750%	11/2/18	650	652
Commonwealth Bank of Australia	2.250%	3/13/19	225	229
Commonwealth Bank of Australia	2.050%	3/15/19	475	480
Commonwealth Bank of Australia	2.300%	9/6/19	500	509
Commonwealth Bank of Australia	2.400%	11/2/20	650	664
Commonwealth Bank of Australia	2.550%	3/15/21	625	643
8 Commonwealth Bank of Australia	4.500%	12/9/25	750	801
Compass Bank	1.850%	9/29/17	225	225
Compass Bank	6.400%	10/1/17	150	156
Compass Bank	2.750%	9/29/19	225	224
Cooperatieve Rabobank UA	1.700%	3/19/18	1,025	1,030
Cooperatieve Rabobank UA	2.250%	1/14/19	1,000	1,016
Cooperatieve Rabobank UA	2.250%	1/14/20	2,425	2,467
Cooperatieve Rabobank UA	4.500%	1/11/21	635	702
Cooperatieve Rabobank UA	2.500%	1/19/21	1,775	1,822
Cooperatieve Rabobank UA	3.875%	2/8/22	1,225	1,341
Cooperatieve Rabobank UA	3.950%	11/9/22	1,975	2,066
Cooperatieve Rabobank UA	4.625%	12/1/23	1,675	1,809
Cooperatieve Rabobank UA	3.375%	5/21/25	1,025	1,089
Cooperatieve Rabobank UA	4.375%	8/4/25	750	790
Cooperatieve Rabobank UA	3.750%	7/21/26	1,000	1,004
Cooperatieve Rabobank UA	5.250%	5/24/41	135	168
Cooperatieve Rabobank UA	5.750%	12/1/43	700	849
Cooperatieve Rabobank UA	5.250%	8/4/45	250	287
Credit Suisse AG	6.000%	2/15/18	975	1,025
Credit Suisse AG	1.700%	4/27/18	1,300	1,300
Credit Suisse AG	2.300%	5/28/19	3,450	3,495

Credit Suisse AG	5.300%	8/13/19	475	521
Credit Suisse AG	5.400%	1/14/20	200	217
Credit Suisse AG	3.000%	10/29/21	800	821
Credit Suisse AG	3.625%	9/9/24	1,825	1,904
Credit Suisse Group Funding Guernsey Ltd.	3.125%	12/10/20	800	810
8 Credit Suisse Group Funding Guernsey Ltd.	3.450%	4/16/21	2,630	2,685
Credit Suisse Group Funding Guernsey Ltd.	3.800%	9/15/22	2,000	2,044
8 Credit Suisse Group Funding Guernsey Ltd.	3.800%	6/9/23	975	987
Credit Suisse Group Funding Guernsey Ltd.	3.750%	3/26/25	1,500	1,495
8 Credit Suisse Group Funding Guernsey Ltd.	4.550%	4/17/26	1,300	1,364
Credit Suisse Group Funding Guernsey Ltd.	4.875%	5/15/45	950	1,020
Credit Suisse USA Inc.	7.125%	7/15/32	465	639
Deutsche Bank AG	6.000%	9/1/17	2,360	2,407
Deutsche Bank AG	1.875%	2/13/18	800	786
Deutsche Bank AG	2.500%	2/13/19	650	631
Deutsche Bank AG	2.850%	5/10/19	725	707
Deutsche Bank AG	2.950%	8/20/20	400	384
Deutsche Bank AG	3.125%	1/13/21	325	315
Deutsche Bank AG	3.375%	5/12/21	650	632
Deutsche Bank AG	3.700%	5/30/24	875	838
Deutsche Bank AG	4.100%	1/13/26	400	388
Discover Bank	2.000%	2/21/18	1,100	1,104
Discover Bank	2.600%	11/13/18	1,200	1,216
Discover Bank	7.000%	4/15/20	250	285
Discover Bank	3.200%	8/9/21	350	361
Discover Bank	4.250%	3/13/26	1,125	1,196
Discover Bank	3.450%	7/27/26	500	501
Discover Financial Services	3.850%	11/21/22	225	233
Discover Financial Services	3.950%	11/6/24	350	358
Discover Financial Services	3.750%	3/4/25	375	380
Fifth Third Bancorp	3.500%	3/15/22	825	871
Fifth Third Bancorp	4.300%	1/16/24	475	510
Fifth Third Bancorp	8.250%	3/1/38	710	1,053
Fifth Third Bank	2.150%	8/20/18	500	506
Fifth Third Bank	2.300%	3/15/19	500	508
Fifth Third Bank	2.375%	4/25/19	600	611
Fifth Third Bank	1.625%	9/27/19	500	500
Fifth Third Bank	2.250%	6/14/21	500	508
Fifth Third Bank	2.875%	10/1/21	1,435	1,501
Fifth Third Bank	3.850%	3/15/26	1,500	1,599
First Horizon National Corp.	3.500%	12/15/20	300	306
First Niagara Financial Group Inc.	6.750%	3/19/20	725	837
First Republic Bank	4.375%	8/1/46	200	200
FirstMerit Bank NA	4.270%	11/25/26	450	468
FirstMerit Corp.	4.350%	2/4/23	125	130
Goldman Sachs Capital I	6.345%	2/15/34	900	1,097
Goldman Sachs Group Inc.	5.950%	1/18/18	2,285	2,411
Goldman Sachs Group Inc.	2.375%	1/22/18	1,225	1,237
Goldman Sachs Group Inc.	6.150%	4/1/18	100	107
Goldman Sachs Group Inc.	2.900%	7/19/18	3,425	3,503
Goldman Sachs Group Inc.	2.625%	1/31/19	1,600	1,632
Goldman Sachs Group Inc.	7.500%	2/15/19	2,020	2,283
Goldman Sachs Group Inc.	2.550%	10/23/19	3,500	3,576
Goldman Sachs Group Inc.	5.375%	3/15/20	1,310	1,450
Goldman Sachs Group Inc.	2.600%	4/23/20	3,125	3,177
Goldman Sachs Group Inc.	6.000%	6/15/20	2,590	2,945
Goldman Sachs Group Inc.	2.750%	9/15/20	975	999

Goldman Sachs Group Inc.	2.625%	4/25/21	500	508
Goldman Sachs Group Inc.	5.250%	7/27/21	1,675	1,894
Goldman Sachs Group Inc.	2.350%	11/15/21	2,000	1,996
Goldman Sachs Group Inc.	5.750%	1/24/22	3,925	4,549
Goldman Sachs Group Inc.	3.625%	1/22/23	1,000	1,057
Goldman Sachs Group Inc.	4.000%	3/3/24	3,400	3,653
Goldman Sachs Group Inc.	3.850%	7/8/24	1,325	1,407
Goldman Sachs Group Inc.	3.500%	1/23/25	3,225	3,338
Goldman Sachs Group Inc.	3.750%	2/25/26	2,600	2,731
Goldman Sachs Group Inc.	5.950%	1/15/27	630	746
Goldman Sachs Group Inc.	6.125%	2/15/33	1,320	1,665
Goldman Sachs Group Inc.	6.450%	5/1/36	1,125	1,393
Goldman Sachs Group Inc.	6.750%	10/1/37	2,770	3,536
Goldman Sachs Group Inc.	6.250%	2/1/41	2,090	2,739
Goldman Sachs Group Inc.	4.800%	7/8/44	975	1,100
Goldman Sachs Group Inc.	5.150%	5/22/45	2,500	2,735
Goldman Sachs Group Inc.	4.750%	10/21/45	500	563
HSBC Bank USA NA	4.875%	8/24/20	950	1,031
HSBC Bank USA NA	5.875%	11/1/34	675	817
HSBC Bank USA NA	5.625%	8/15/35	625	738
HSBC Bank USA NA	7.000%	1/15/39	300	407
HSBC Holdings plc	3.400%	3/8/21	1,651	1,709
HSBC Holdings plc	5.100%	4/5/21	3,560	3,939
HSBC Holdings plc	2.950%	5/25/21	2,000	2,030
HSBC Holdings plc	2.650%	1/5/22	800	797
HSBC Holdings plc	4.875%	1/14/22	225	249
HSBC Holdings plc	4.000%	3/30/22	700	747
HSBC Holdings plc	3.600%	5/25/23	800	827
HSBC Holdings plc	4.250%	3/14/24	1,000	1,032
HSBC Holdings plc	4.250%	8/18/25	750	772
HSBC Holdings plc	4.300%	3/8/26	4,070	4,361
HSBC Holdings plc	3.900%	5/25/26	2,000	2,079
HSBC Holdings plc	7.625%	5/17/32	400	545
HSBC Holdings plc	7.350%	11/27/32	400	540
HSBC Holdings plc	6.500%	5/2/36	1,485	1,883
HSBC Holdings plc	6.500%	9/15/37	2,160	2,770
HSBC Holdings plc	6.800%	6/1/38	550	729
HSBC Holdings plc	6.100%	1/14/42	200	266
HSBC Holdings plc	5.250%	3/14/44	1,000	1,131
HSBC USA Inc.	1.625%	1/16/18	2,175	2,175
HSBC USA Inc.	2.000%	8/7/18	975	980
HSBC USA Inc.	2.625%	9/24/18	850	862
HSBC USA Inc.	2.375%	11/13/19	1,300	1,314
HSBC USA Inc.	2.350%	3/5/20	1,175	1,185
HSBC USA Inc.	2.750%	8/7/20	500	506
HSBC USA Inc.	5.000%	9/27/20	645	697
Huntington Bancshares Inc.	2.600%	8/2/18	175	178
Huntington Bancshares Inc.	7.000%	12/15/20	450	524
Huntington Bancshares Inc.	3.150%	3/14/21	650	670
Huntington Bancshares Inc.	2.300%	1/14/22	325	323
Huntington National Bank	1.375%	4/24/17	1,100	1,101
Huntington National Bank	2.000%	6/30/18	250	252
Huntington National Bank	2.200%	11/6/18	500	506
Huntington National Bank	2.400%	4/1/20	250	253
Huntington National Bank	2.875%	8/20/20	800	823
Intesa Sanpaolo SPA	3.875%	1/16/18	525	535
Intesa Sanpaolo SPA	3.875%	1/15/19	1,600	1,644

Intesa Sanpaolo SPA	5.250%	1/12/24	625	674
JPMorgan Chase & Co.	6.000%	1/15/18	4,240	4,479
JPMorgan Chase & Co.	1.800%	1/25/18	75	75
JPMorgan Chase & Co.	1.700%	3/1/18	1,150	1,154
JPMorgan Chase & Co.	1.625%	5/15/18	1,785	1,789
JPMorgan Chase & Co.	2.350%	1/28/19	775	788
JPMorgan Chase & Co.	1.850%	3/22/19	1,465	1,473
JPMorgan Chase & Co.	6.300%	4/23/19	2,285	2,541
JPMorgan Chase & Co.	2.200%	10/22/19	75	76
JPMorgan Chase & Co.	2.250%	1/23/20	3,775	3,820
JPMorgan Chase & Co.	2.750%	6/23/20	3,615	3,720
JPMorgan Chase & Co.	4.400%	7/22/20	730	793
JPMorgan Chase & Co.	4.250%	10/15/20	1,175	1,273
JPMorgan Chase & Co.	2.550%	3/1/21	800	814
JPMorgan Chase & Co.	4.625%	5/10/21	835	923
JPMorgan Chase & Co.	2.400%	6/7/21	400	404
JPMorgan Chase & Co.	2.295%	8/15/21	1,000	1,001
JPMorgan Chase & Co.	4.350%	8/15/21	1,005	1,104
JPMorgan Chase & Co.	4.500%	1/24/22	2,675	2,955
JPMorgan Chase & Co.	3.250%	9/23/22	2,425	2,544
JPMorgan Chase & Co.	3.200%	1/25/23	4,625	4,824
JPMorgan Chase & Co.	3.375%	5/1/23	3,325	3,407
JPMorgan Chase & Co.	2.700%	5/18/23	2,000	2,021
JPMorgan Chase & Co.	3.875%	2/1/24	1,575	1,694
JPMorgan Chase & Co.	3.625%	5/13/24	275	292
JPMorgan Chase & Co.	3.875%	9/10/24	2,000	2,103
JPMorgan Chase & Co.	3.125%	1/23/25	1,600	1,629
JPMorgan Chase & Co.	3.300%	4/1/26	3,800	3,926
JPMorgan Chase & Co.	3.200%	6/15/26	1,125	1,155
JPMorgan Chase & Co.	2.950%	10/1/26	1,950	1,945
JPMorgan Chase & Co.	4.125%	12/15/26	3,475	3,710
JPMorgan Chase & Co.	6.400%	5/15/38	1,910	2,648
JPMorgan Chase & Co.	5.500%	10/15/40	950	1,208
JPMorgan Chase & Co.	5.600%	7/15/41	950	1,219
JPMorgan Chase & Co.	5.400%	1/6/42	1,200	1,506
JPMorgan Chase & Co.	5.625%	8/16/43	900	1,089
JPMorgan Chase & Co.	4.950%	6/1/45	250	278
JPMorgan Chase Bank NA	6.000%	10/1/17	1,660	1,732
JPMorgan Chase Bank NA	1.450%	9/21/18	475	475
JPMorgan Chase Bank NA	1.650%	9/23/19	1,000	1,002
KeyBank NA	1.650%	2/1/18	450	452
KeyBank NA	1.700%	6/1/18	500	502
KeyBank NA	2.350%	3/8/19	500	509
KeyBank NA	2.500%	12/15/19	300	308
KeyBank NA	2.250%	3/16/20	500	508
KeyBank NA	3.300%	6/1/25	500	525
KeyCorp	2.300%	12/13/18	400	406
KeyCorp	5.100%	3/24/21	1,310	1,477
Lloyds Bank Group plc	4.650%	3/24/26	1,300	1,344
Lloyds Bank plc	4.200%	3/28/17	400	406
Lloyds Bank plc	1.750%	3/16/18	400	400
Lloyds Bank plc	1.750%	5/14/18	450	452
Lloyds Bank plc	2.300%	11/27/18	800	809
Lloyds Bank plc	2.400%	3/17/20	125	127
Lloyds Bank plc	6.375%	1/21/21	1,875	2,198
Lloyds Bank plc	3.500%	5/14/25	800	847
Lloyds Banking Group plc	4.500%	11/4/24	500	518

8 Lloyds Banking Group plc	4.582%	12/10/25	1,750	1,794
8 Lloyds Banking Group plc	5.300%	12/1/45	200	215
Manufacturers & Traders Trust Co.	6.625%	12/4/17	600	633
Manufacturers & Traders Trust Co.	2.300%	1/30/19	1,550	1,576
Manufacturers & Traders Trust Co.	2.250%	7/25/19	800	814
Manufacturers & Traders Trust Co.	2.100%	2/6/20	475	479
Manufacturers & Traders Trust Co.	2.900%	2/6/25	1,000	1,028
Mitsubishi UFJ Financial Group Inc.	2.950%	3/1/21	2,550	2,623
Mitsubishi UFJ Financial Group Inc.	2.190%	9/13/21	1,750	1,743
Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	200	201
Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	1,800	1,960
Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	700	698
Morgan Stanley	5.950%	12/28/17	1,110	1,169
Morgan Stanley	1.875%	1/5/18	1,100	1,105
Morgan Stanley	6.625%	4/1/18	3,235	3,470
Morgan Stanley	2.125%	4/25/18	2,925	2,949
Morgan Stanley	2.200%	12/7/18	500	505
Morgan Stanley	2.500%	1/24/19	1,675	1,706
Morgan Stanley	7.300%	5/13/19	1,390	1,581
Morgan Stanley	2.375%	7/23/19	2,500	2,540
Morgan Stanley	5.625%	9/23/19	1,715	1,899
Morgan Stanley	5.500%	1/26/20	525	582
Morgan Stanley	2.650%	1/27/20	1,600	1,634
Morgan Stanley	2.800%	6/16/20	3,000	3,076
Morgan Stanley	5.500%	7/24/20	650	729
Morgan Stanley	5.750%	1/25/21	1,335	1,522
Morgan Stanley	2.500%	4/21/21	1,600	1,615
Morgan Stanley	5.500%	7/28/21	1,575	1,796
Morgan Stanley	4.875%	11/1/22	875	967
Morgan Stanley	3.750%	2/25/23	950	1,008
Morgan Stanley	4.100%	5/22/23	2,025	2,140
Morgan Stanley	3.875%	4/29/24	4,700	5,010
Morgan Stanley	3.700%	10/23/24	2,550	2,690
Morgan Stanley	4.000%	7/23/25	1,900	2,039
Morgan Stanley	5.000%	11/24/25	1,000	1,117
Morgan Stanley	3.875%	1/27/26	1,800	1,912
Morgan Stanley	3.125%	7/27/26	1,650	1,661
Morgan Stanley	4.350%	9/8/26	2,130	2,266
Morgan Stanley	3.950%	4/23/27	745	772
Morgan Stanley	7.250%	4/1/32	705	976
Morgan Stanley	6.375%	7/24/42	1,200	1,625
Morgan Stanley	4.300%	1/27/45	2,500	2,671
MUFG Americas Holdings Corp.	1.625%	2/9/18	850	851
MUFG Americas Holdings Corp.	2.250%	2/10/20	750	758
MUFG Americas Holdings Corp.	3.500%	6/18/22	275	291
MUFG Americas Holdings Corp.	3.000%	2/10/25	350	357
MUFG Union Bank NA	2.125%	6/16/17	125	126
MUFG Union Bank NA	2.625%	9/26/18	1,200	1,222
MUFG Union Bank NA	2.250%	5/6/19	300	304
Murray Street Investment Trust I	4.647%	3/9/17	725	736
National Australia Bank Ltd.	2.750%	3/9/17	425	428
National Australia Bank Ltd.	2.300%	7/25/18	750	761
National Australia Bank Ltd.	2.000%	1/14/19	300	303
National Australia Bank Ltd.	1.375%	7/12/19	650	647
National Australia Bank Ltd.	2.625%	1/14/21	200	205
National Australia Bank Ltd.	1.875%	7/12/21	650	648
National Australia Bank Ltd.	3.000%	1/20/23	325	338

National Australia Bank Ltd.	3.375%	1/14/26	150	159
National Australia Bank Ltd.	2.500%	7/12/26	950	932
National Bank of Canada	1.450%	11/7/17	225	225
National City Corp.	6.875%	5/15/19	310	349
Northern Trust Co.	6.500%	8/15/18	75	82
Northern Trust Corp.	3.450%	11/4/20	300	320
Northern Trust Corp.	2.375%	8/2/22	825	849
Northern Trust Corp.	3.950%	10/30/25	525	580
People's United Bank NA	4.000%	7/15/24	275	282
People's United Financial Inc.	3.650%	12/6/22	350	360
PNC Bank NA	1.500%	10/18/17	525	525
PNC Bank NA	6.000%	12/7/17	350	367
PNC Bank NA	1.500%	2/23/18	425	426
PNC Bank NA	1.600%	6/1/18	500	501
PNC Bank NA	1.850%	7/20/18	500	504
PNC Bank NA	1.800%	11/5/18	1,000	1,007
PNC Bank NA	1.950%	3/4/19	300	303
PNC Bank NA	2.250%	7/2/19	600	611
PNC Bank NA	1.450%	7/29/19	200	200
PNC Bank NA	2.400%	10/18/19	600	613
PNC Bank NA	2.300%	6/1/20	630	645
PNC Bank NA	2.600%	7/21/20	270	278
PNC Bank NA	2.450%	11/5/20	500	511
PNC Bank NA	2.150%	4/29/21	650	657
PNC Bank NA	2.950%	1/30/23	100	103
PNC Bank NA	3.800%	7/25/23	700	758
PNC Bank NA	3.300%	10/30/24	350	372
PNC Bank NA	2.950%	2/23/25	750	772
PNC Bank NA	3.250%	6/1/25	575	605
PNC Bank NA	4.200%	11/1/25	825	926
PNC Financial Services Group Inc.	2.854%	11/9/22	1,800	1,856
PNC Financial Services Group Inc.	3.900%	4/29/24	1,450	1,558
PNC Funding Corp.	6.700%	6/10/19	50	57
PNC Funding Corp.	5.125%	2/8/20	770	856
PNC Funding Corp.	4.375%	8/11/20	800	876
PNC Funding Corp.	3.300%	3/8/22	1,900	2,018
Regions Bank	6.450%	6/26/37	500	599
Regions Financial Corp.	3.200%	2/8/21	200	208
Royal Bank of Canada	1.400%	10/13/17	1,075	1,076
Royal Bank of Canada	1.500%	1/16/18	1,375	1,379
Royal Bank of Canada	2.200%	7/27/18	2,375	2,409
Royal Bank of Canada	1.800%	7/30/18	1,000	1,007
Royal Bank of Canada	2.000%	12/10/18	650	657
Royal Bank of Canada	1.500%	7/29/19	600	600
Royal Bank of Canada	2.350%	10/30/20	950	972
Royal Bank of Canada	2.500%	1/19/21	800	831
Royal Bank of Canada	4.650%	1/27/26	750	821
Royal Bank of Scotland Group plc	3.875%	9/12/23	1,800	1,774
Royal Bank of Scotland Group plc	4.800%	4/5/26	225	231
Santander Bank NA	2.000%	1/12/18	375	375
Santander Holdings USA Inc.	3.450%	8/27/18	625	639
Santander Holdings USA Inc.	2.700%	5/24/19	1,225	1,240
Santander Holdings USA Inc.	2.650%	4/17/20	250	252
Santander Holdings USA Inc.	4.500%	7/17/25	500	522
Santander Issuances SAU	5.179%	11/19/25	1,700	1,738
Santander UK Group Holdings plc	2.875%	10/16/20	975	984
Santander UK Group Holdings plc	3.125%	1/8/21	800	817

Santander UK Group Holdings plc	2.875%	8/5/21	825	826
Santander UK plc	1.375%	3/13/17	800	800
Santander UK plc	3.050%	8/23/18	525	537
Santander UK plc	2.500%	3/14/19	2,350	2,385
Santander UK plc	2.350%	9/10/19	675	684
Santander UK plc	2.375%	3/16/20	750	757
Santander UK plc	4.000%	3/13/24	1,200	1,308
Skandinaviska Enskilda Banken AB	2.625%	3/15/21	1,000	1,028
Skandinaviska Enskilda Banken AB	1.875%	9/13/21	2,500	2,481
Societe Generale SA	2.750%	10/12/17	550	557
Societe Generale SA	2.625%	10/1/18	450	458
State Street Corp.	4.956%	3/15/18	1,025	1,070
State Street Corp.	1.350%	5/15/18	150	150
State Street Corp.	4.375%	3/7/21	615	684
State Street Corp.	1.950%	5/19/21	500	504
State Street Corp.	3.100%	5/15/23	400	415
State Street Corp.	3.300%	12/16/24	1,000	1,064
State Street Corp.	3.550%	8/18/25	385	417
State Street Corp.	2.650%	5/19/26	500	505
Sumitomo Mitsui Banking Corp.	1.500%	1/18/18	1,075	1,074
Sumitomo Mitsui Banking Corp.	1.950%	7/23/18	3,000	3,019
Sumitomo Mitsui Banking Corp.	2.450%	1/10/19	525	533
Sumitomo Mitsui Banking Corp.	2.250%	7/11/19	650	657
Sumitomo Mitsui Banking Corp.	2.450%	10/20/20	300	306
Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	325	338
Sumitomo Mitsui Banking Corp.	3.950%	7/19/23	75	81
Sumitomo Mitsui Banking Corp.	3.950%	1/10/24	725	789
Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	925	976
Sumitomo Mitsui Financial Group Inc.	2.934%	3/9/21	1,275	1,311
Sumitomo Mitsui Financial Group Inc.	2.058%	7/14/21	975	967
Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	975	1,057
Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	1,800	1,778
SunTrust Bank	7.250%	3/15/18	75	81
SunTrust Bank	2.750%	5/1/23	250	254
SunTrust Bank	3.300%	5/15/26	725	739
SunTrust Banks Inc.	2.350%	11/1/18	475	483
SunTrust Banks Inc.	2.500%	5/1/19	1,000	1,021
SunTrust Banks Inc.	2.900%	3/3/21	300	312
SVB Financial Group	3.500%	1/29/25	225	228
Svenska Handelsbanken AB	1.625%	3/21/18	1,375	1,380
Svenska Handelsbanken AB	2.500%	1/25/19	775	793
Svenska Handelsbanken AB	2.250%	6/17/19	850	865
Svenska Handelsbanken AB	1.500%	9/6/19	925	922
Svenska Handelsbanken AB	2.450%	3/30/21	650	665
Svenska Handelsbanken AB	1.875%	9/7/21	925	920
Synchrony Financial	2.600%	1/15/19	650	657
Synchrony Financial	3.000%	8/15/19	200	205
Synchrony Financial	2.700%	2/3/20	1,050	1,063
Synchrony Financial	3.750%	8/15/21	300	315
Synchrony Financial	4.250%	8/15/24	2,750	2,881
Synchrony Financial	3.700%	8/4/26	500	494
Toronto-Dominion Bank	1.625%	3/13/18	500	505
Toronto-Dominion Bank	1.400%	4/30/18	2,675	2,677
Toronto-Dominion Bank	1.750%	7/23/18	1,550	1,560
Toronto-Dominion Bank	2.125%	7/2/19	500	508
Toronto-Dominion Bank	1.450%	8/13/19	650	649
Toronto-Dominion Bank	2.250%	11/5/19	1,350	1,381

Toronto-Dominion Bank	2.500%	12/14/20	400	411
Toronto-Dominion Bank	2.125%	4/7/21	2,000	2,024
Toronto-Dominion Bank	1.800%	7/13/21	650	648
UBS AG	1.375%	6/1/17	825	825
UBS AG	5.875%	12/20/17	215	226
UBS AG	1.800%	3/26/18	2,700	2,705
UBS AG	5.750%	4/25/18	135	144
UBS AG	2.375%	8/14/19	380	387
UBS AG	2.350%	3/26/20	350	357
UBS AG	4.875%	8/4/20	250	278
US Bancorp	2.200%	4/25/19	1,100	1,122
US Bancorp	2.350%	1/29/21	600	617
US Bancorp	4.125%	5/24/21	915	1,013
US Bancorp	3.000%	3/15/22	575	608
US Bancorp	2.950%	7/15/22	375	391
US Bancorp	3.600%	9/11/24	150	161
US Bancorp	3.100%	4/27/26	1,500	1,548
US Bank NA	1.350%	1/26/18	900	901
US Bank NA	1.400%	4/26/19	500	499
US Bank NA	2.125%	10/28/19	1,000	1,018
US Bank NA	2.800%	1/27/25	1,050	1,082
Wachovia Bank NA	5.850%	2/1/37	425	530
Wachovia Corp.	5.750%	2/1/18	985	1,041
Wachovia Corp.	6.605%	10/1/25	1,000	1,221
Wachovia Corp.	7.500%	4/15/35	150	208
Wachovia Corp.	5.500%	8/1/35	200	233
Wachovia Corp.	6.550%	10/15/35	100	127
Wells Fargo & Co.	1.150%	6/2/17	450	450
Wells Fargo & Co.	5.625%	12/11/17	2,135	2,240
Wells Fargo & Co.	1.500%	1/16/18	1,725	1,727
Wells Fargo & Co.	2.150%	1/15/19	500	506
Wells Fargo & Co.	2.600%	7/22/20	2,150	2,194
Wells Fargo & Co.	2.550%	12/7/20	1,500	1,528
Wells Fargo & Co.	3.000%	1/22/21	2,050	2,126
Wells Fargo & Co.	4.600%	4/1/21	6,310	6,984
Wells Fargo & Co.	2.100%	7/26/21	3,300	3,284
Wells Fargo & Co.	3.500%	3/8/22	1,600	1,698
Wells Fargo & Co.	3.450%	2/13/23	1,675	1,728
Wells Fargo & Co.	4.125%	8/15/23	1,550	1,657
Wells Fargo & Co.	3.000%	4/22/26	4,900	4,954
Wells Fargo & Co.	4.100%	6/3/26	4,875	5,155
Wells Fargo & Co.	4.300%	7/22/27	1,600	1,715
Wells Fargo & Co.	5.375%	11/2/43	1,000	1,162
Wells Fargo & Co.	5.606%	1/15/44	1,500	1,797
Wells Fargo & Co.	4.650%	11/4/44	1,225	1,282
Wells Fargo & Co.	3.900%	5/1/45	2,350	2,424
Wells Fargo & Co.	4.900%	11/17/45	1,300	1,436
Wells Fargo & Co.	4.400%	6/14/46	1,300	1,324
Wells Fargo Bank NA	6.000%	11/15/17	250	262
Wells Fargo Bank NA	1.650%	1/22/18	625	627
Wells Fargo Bank NA	1.750%	5/24/19	975	979
Wells Fargo Bank NA	5.950%	8/26/36	550	697
Wells Fargo Bank NA	6.600%	1/15/38	605	830
5 Wells Fargo Capital X	5.950%	12/1/86	425	465
Westpac Banking Corp.	1.500%	12/1/17	725	726
Westpac Banking Corp.	1.600%	1/12/18	1,850	1,857
Westpac Banking Corp.	2.250%	7/30/18	250	253

Westpac Banking Corp.	1.950%	11/23/18	1,000	1,009
Westpac Banking Corp.	2.250%	1/17/19	875	889
Westpac Banking Corp.	1.650%	5/13/19	725	726
Westpac Banking Corp.	1.600%	8/19/19	975	974
Westpac Banking Corp.	4.875%	11/19/19	930	1,018
Westpac Banking Corp.	2.600%	11/23/20	975	1,003
Westpac Banking Corp.	2.100%	5/13/21	3,100	3,119
Westpac Banking Corp.	2.000%	8/19/21	1,000	999
Westpac Banking Corp.	2.850%	5/13/26	1,450	1,470
Westpac Banking Corp.	2.700%	8/19/26	650	646

Brokerage (0.1%)
Affiliated Managers Group Inc.	4.250%	2/15/24	350	367
Affiliated Managers Group Inc.	3.500%	8/1/25	750	743
Ameriprise Financial Inc.	7.300%	6/28/19	200	229
Ameriprise Financial Inc.	5.300%	3/15/20	125	139
Ameriprise Financial Inc.	4.000%	10/15/23	725	794
Ameriprise Financial Inc.	3.700%	10/15/24	350	378
Apollo Investment Corp.	5.250%	3/3/25	200	198
BGC Partners Inc.	5.375%	12/9/19	175	183
8 BGC Partners Inc.	5.125%	5/27/21	200	209
BlackRock Inc.	5.000%	12/10/19	475	527
BlackRock Inc.	4.250%	5/24/21	475	528
BlackRock Inc.	3.375%	6/1/22	475	513
BlackRock Inc.	3.500%	3/18/24	1,000	1,095
Brookfield Asset Management Inc.	4.000%	1/15/25	550	566
Brookfield Asset Management Inc.	7.375%	3/1/33	150	182
Brookfield Finance Inc.	4.250%	6/2/26	150	155
Charles Schwab Corp.	3.225%	9/1/22	1,225	1,294
CME Group Inc.	3.000%	9/15/22	875	929
CME Group Inc.	3.000%	3/15/25	300	314
CME Group Inc.	5.300%	9/15/43	325	419
E*TRADE Financial Corp.	5.375%	11/15/22	350	373
E*TRADE Financial Corp.	4.625%	9/15/23	300	310
Eaton Vance Corp.	3.625%	6/15/23	200	211
Franklin Resources Inc.	4.625%	5/20/20	225	247
Franklin Resources Inc.	2.800%	9/15/22	575	598
Franklin Resources Inc.	2.850%	3/30/25	125	129
Intercontinental Exchange Inc.	2.500%	10/15/18	425	435
Intercontinental Exchange Inc.	2.750%	12/1/20	1,200	1,247
Intercontinental Exchange Inc.	4.000%	10/15/23	350	385
Intercontinental Exchange Inc.	3.750%	12/1/25	1,000	1,083
Invesco Finance plc	3.125%	11/30/22	500	514
Invesco Finance plc	4.000%	1/30/24	650	714
Invesco Finance plc	5.375%	11/30/43	725	851
Janus Capital Group Inc.	4.875%	8/1/25	250	268
Jefferies Group LLC	5.125%	4/13/18	320	335
Jefferies Group LLC	8.500%	7/15/19	455	523
Jefferies Group LLC	6.875%	4/15/21	620	723
Jefferies Group LLC	5.125%	1/20/23	300	320
Jefferies Group LLC	6.250%	1/15/36	320	334
Jefferies Group LLC	6.500%	1/20/43	250	261
Lazard Group LLC	6.850%	6/15/17	61	63
Lazard Group LLC	4.250%	11/14/20	75	80
Lazard Group LLC	3.750%	2/13/25	100	101
Legg Mason Inc.	2.700%	7/15/19	175	178
Legg Mason Inc.	3.950%	7/15/24	150	154

Legg Mason Inc.	4.750%	3/15/26	150	162
Legg Mason Inc.	5.625%	1/15/44	450	468
Leucadia National Corp.	5.500%	10/18/23	475	498
Leucadia National Corp.	6.625%	10/23/43	125	125
Nasdaq Inc.	5.550%	1/15/20	650	717
Nasdaq Inc.	3.850%	6/30/26	300	315
Nomura Holdings Inc.	2.750%	3/19/19	625	638
Nomura Holdings Inc.	6.700%	3/4/20	900	1,032
NYSE Euronext	2.000%	10/5/17	200	201
OM Asset Management plc	4.800%	7/27/26	200	200
Raymond James Financial Inc.	4.950%	7/15/46	250	252
Stifel Financial Corp.	3.500%	12/1/20	175	179
Stifel Financial Corp.	4.250%	7/18/24	575	579
TD Ameritrade Holding Corp.	5.600%	12/1/19	100	111
TD Ameritrade Holding Corp.	2.950%	4/1/22	600	624
TD Ameritrade Holding Corp.	3.625%	4/1/25	450	483

Finance Companies (0.1%)
AerCap Ireland Capital Ltd. / AerCap Global
Aviation Trust	3.750%	5/15/19	808	825
AerCap Ireland Capital Ltd. / AerCap Global
Aviation Trust	4.250%	7/1/20	650	670
AerCap Ireland Capital Ltd. / AerCap Global
Aviation Trust	4.625%	10/30/20	651	684
AerCap Ireland Capital Ltd. / AerCap Global
Aviation Trust	4.500%	5/15/21	780	815
AerCap Ireland Capital Ltd. / AerCap Global
Aviation Trust	5.000%	10/1/21	745	792
AerCap Ireland Capital Ltd. / AerCap Global
Aviation Trust	3.950%	2/1/22	675	692
AerCap Ireland Capital Ltd. / AerCap Global
Aviation Trust	4.625%	7/1/22	475	499
Air Lease Corp.	2.125%	1/15/18	300	301
Air Lease Corp.	3.375%	1/15/19	425	437
Air Lease Corp.	4.750%	3/1/20	275	297
Air Lease Corp.	3.875%	4/1/21	1,875	1,983
Air Lease Corp.	3.375%	6/1/21	25	26
Air Lease Corp.	3.750%	2/1/22	1,975	2,069
Air Lease Corp.	4.250%	9/15/24	75	79
Ares Capital Corp.	4.875%	11/30/18	875	912
Ares Capital Corp.	3.875%	1/15/20	1,425	1,473
FS Investment Corp.	4.000%	7/15/19	250	254
FS Investment Corp.	4.750%	5/15/22	150	154
GATX Corp.	2.375%	7/30/18	150	151
GATX Corp.	2.500%	7/30/19	150	151
GATX Corp.	4.750%	6/15/22	275	305
GATX Corp.	3.250%	3/30/25	375	378
GATX Corp.	5.200%	3/15/44	150	162
GATX Corp.	4.500%	3/30/45	150	141
GE Capital International Funding Co.	2.342%	11/15/20	8,120	8,341
GE Capital International Funding Co.	3.373%	11/15/25	2,212	2,395
GE Capital International Funding Co.	4.418%	11/15/35	6,907	7,791
HSBC Finance Corp.	6.676%	1/15/21	2,811	3,232
International Lease Finance Corp.	3.875%	4/15/18	415	425
8 International Lease Finance Corp.	7.125%	9/1/18	829	906
International Lease Finance Corp.	5.875%	4/1/19	488	522
International Lease Finance Corp.	6.250%	5/15/19	613	664

International Lease Finance Corp.	8.250%	12/15/20	775	919
International Lease Finance Corp.	4.625%	4/15/21	325	340
International Lease Finance Corp.	8.625%	1/15/22	450	553
International Lease Finance Corp.	5.875%	8/15/22	540	600
Prospect Capital Corp.	5.000%	7/15/19	175	177
Prospect Capital Corp.	5.875%	3/15/23	150	153

Insurance (0.5%)
ACE Capital Trust II	9.700%	4/1/30	75	113
AEGON Funding Co. LLC	5.750%	12/15/20	664	760
Aetna Inc.	1.500%	11/15/17	325	326
Aetna Inc.	1.700%	6/7/18	1,100	1,104
Aetna Inc.	2.200%	3/15/19	250	254
Aetna Inc.	1.900%	6/7/19	1,150	1,160
Aetna Inc.	3.950%	9/1/20	75	81
Aetna Inc.	4.125%	6/1/21	320	346
Aetna Inc.	2.400%	6/15/21	825	835
Aetna Inc.	2.750%	11/15/22	650	661
Aetna Inc.	2.800%	6/15/23	500	512
Aetna Inc.	3.500%	11/15/24	495	523
Aetna Inc.	3.200%	6/15/26	1,850	1,881
Aetna Inc.	4.250%	6/15/36	750	779
Aetna Inc.	6.625%	6/15/36	500	678
Aetna Inc.	6.750%	12/15/37	350	486
Aetna Inc.	4.500%	5/15/42	450	492
Aetna Inc.	4.125%	11/15/42	200	207
Aetna Inc.	4.375%	6/15/46	1,815	1,893
Aflac Inc.	2.400%	3/16/20	150	154
Aflac Inc.	4.000%	2/15/22	325	357
Aflac Inc.	3.625%	6/15/23	1,000	1,072
Aflac Inc.	3.625%	11/15/24	80	86
Aflac Inc.	3.250%	3/17/25	300	314
Aflac Inc.	2.875%	10/15/26	600	604
Aflac Inc.	6.900%	12/17/39	150	212
Aflac Inc.	6.450%	8/15/40	300	408
Aflac Inc.	4.000%	10/15/46	150	152
Alleghany Corp.	5.625%	9/15/20	100	111
Alleghany Corp.	4.950%	6/27/22	425	469
Alleghany Corp.	4.900%	9/15/44	375	389
Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	2,450	2,565
Allied World Assurance Co. Ltd.	5.500%	11/15/20	200	215
Allstate Corp.	3.150%	6/15/23	550	583
Allstate Corp.	5.550%	5/9/35	105	135
Allstate Corp.	4.500%	6/15/43	425	500
5 Allstate Corp.	6.500%	5/15/67	700	815
Alterra Finance LLC	6.250%	9/30/20	95	108
American Financial Group Inc.	9.875%	6/15/19	100	120
American Financial Group Inc.	3.500%	8/15/26	300	301
American International Group Inc.	5.850%	1/16/18	600	633
American International Group Inc.	2.300%	7/16/19	650	662
American International Group Inc.	3.375%	8/15/20	425	450
American International Group Inc.	6.400%	12/15/20	1,160	1,359
American International Group Inc.	4.875%	6/1/22	1,425	1,600
American International Group Inc.	4.125%	2/15/24	650	699
American International Group Inc.	3.750%	7/10/25	550	576
American International Group Inc.	3.875%	1/15/35	800	785
American International Group Inc.	4.700%	7/10/35	325	351

American International Group Inc.	6.250%	5/1/36	600	739
American International Group Inc.	4.500%	7/16/44	1,275	1,303
American International Group Inc.	4.800%	7/10/45	450	478
American International Group Inc.	4.375%	1/15/55	525	500
5 American International Group Inc.	8.175%	5/15/68	400	532
Anthem Inc.	1.875%	1/15/18	425	427
Anthem Inc.	7.000%	2/15/19	145	163
Anthem Inc.	2.250%	8/15/19	550	557
Anthem Inc.	4.350%	8/15/20	450	488
Anthem Inc.	3.700%	8/15/21	445	477
Anthem Inc.	3.125%	5/15/22	550	572
Anthem Inc.	3.300%	1/15/23	750	787
Anthem Inc.	3.500%	8/15/24	525	553
Anthem Inc.	5.950%	12/15/34	300	367
Anthem Inc.	5.850%	1/15/36	150	183
Anthem Inc.	6.375%	6/15/37	630	825
Anthem Inc.	4.625%	5/15/42	575	622
Anthem Inc.	4.650%	1/15/43	650	708
Anthem Inc.	5.100%	1/15/44	400	463
Anthem Inc.	4.650%	8/15/44	525	571
Anthem Inc.	4.850%	8/15/54	175	190
Aon Corp.	5.000%	9/30/20	990	1,094
Aon Corp.	8.205%	1/1/27	50	66
Aon Corp.	6.250%	9/30/40	150	190
Aon plc	2.800%	3/15/21	550	560
Aon plc	4.000%	11/27/23	350	371
Aon plc	3.500%	6/14/24	425	441
Aon plc	4.450%	5/24/43	125	130
Aon plc	4.600%	6/14/44	625	661
Aon plc	4.750%	5/15/45	300	328
Arch Capital Group Ltd.	7.350%	5/1/34	500	674
Arch Capital Group US Inc.	5.144%	11/1/43	275	301
Aspen Insurance Holdings Ltd.	6.000%	12/15/20	450	497
Aspen Insurance Holdings Ltd.	4.650%	11/15/23	200	215
Assurant Inc.	4.000%	3/15/23	225	229
Assurant Inc.	6.750%	2/15/34	550	692
AXA SA	8.600%	12/15/30	830	1,157
Axis Specialty Finance LLC	5.875%	6/1/20	990	1,105
AXIS Specialty Finance plc	2.650%	4/1/19	150	152
AXIS Specialty Finance plc	5.150%	4/1/45	150	162
Berkshire Hathaway Finance Corp.	1.450%	3/7/18	550	552
Berkshire Hathaway Finance Corp.	1.300%	5/15/18	175	175
Berkshire Hathaway Finance Corp.	5.400%	5/15/18	2,480	2,645
Berkshire Hathaway Finance Corp.	2.000%	8/15/18	525	533
Berkshire Hathaway Finance Corp.	1.700%	3/15/19	500	504
Berkshire Hathaway Finance Corp.	2.900%	10/15/20	1,225	1,288
Berkshire Hathaway Finance Corp.	4.250%	1/15/21	480	531
Berkshire Hathaway Finance Corp.	3.000%	5/15/22	300	318
Berkshire Hathaway Finance Corp.	5.750%	1/15/40	130	174
Berkshire Hathaway Finance Corp.	4.400%	5/15/42	400	456
Berkshire Hathaway Finance Corp.	4.300%	5/15/43	275	310
Berkshire Hathaway Inc.	3.000%	2/11/23	225	237
Berkshire Hathaway Inc.	2.750%	3/15/23	1,450	1,504
Berkshire Hathaway Inc.	3.125%	3/15/26	3,675	3,865
Berkshire Hathaway Inc.	4.500%	2/11/43	925	1,076
Brown & Brown Inc.	4.200%	9/15/24	300	310
Chubb Corp.	5.750%	5/15/18	395	424

Chubb Corp.	6.000%	5/11/37	375	509
Chubb INA Holdings Inc.	5.800%	3/15/18	1,125	1,199
Chubb INA Holdings Inc.	5.900%	6/15/19	340	379
Chubb INA Holdings Inc.	2.300%	11/3/20	250	257
Chubb INA Holdings Inc.	2.875%	11/3/22	650	684
Chubb INA Holdings Inc.	2.700%	3/13/23	350	362
Chubb INA Holdings Inc.	3.350%	5/15/24	275	294
Chubb INA Holdings Inc.	3.150%	3/15/25	700	737
Chubb INA Holdings Inc.	3.350%	5/3/26	950	1,018
Chubb INA Holdings Inc.	4.150%	3/13/43	225	251
Chubb INA Holdings Inc.	4.350%	11/3/45	800	921
Cigna Corp.	5.125%	6/15/20	100	110
Cigna Corp.	4.375%	12/15/20	150	163
Cigna Corp.	4.500%	3/15/21	210	229
Cigna Corp.	4.000%	2/15/22	490	531
Cigna Corp.	3.250%	4/15/25	1,675	1,730
Cigna Corp.	6.150%	11/15/36	325	412
Cigna Corp.	5.875%	3/15/41	235	295
Cigna Corp.	5.375%	2/15/42	190	230
Cincinnati Financial Corp.	6.125%	11/1/34	325	396
CNA Financial Corp.	7.350%	11/15/19	1,102	1,265
CNA Financial Corp.	5.875%	8/15/20	145	165
CNA Financial Corp.	5.750%	8/15/21	175	202
Coventry Health Care Inc.	5.450%	6/15/21	390	445
Endurance Specialty Holdings Ltd.	7.000%	7/15/34	150	175
Everest Reinsurance Holdings Inc.	4.868%	6/1/44	300	315
First American Financial Corp.	4.300%	2/1/23	100	103
First American Financial Corp.	4.600%	11/15/24	350	362
Hanover Insurance Group Inc.	4.500%	4/15/26	300	312
Hartford Financial Services Group Inc.	6.300%	3/15/18	600	639
Hartford Financial Services Group Inc.	6.000%	1/15/19	300	327
Hartford Financial Services Group Inc.	5.125%	4/15/22	100	114
Hartford Financial Services Group Inc.	5.950%	10/15/36	25	30
Hartford Financial Services Group Inc.	6.100%	10/1/41	500	611
Hartford Financial Services Group Inc.	4.300%	4/15/43	500	493
Horace Mann Educators Corp.	4.500%	12/1/25	200	208
Humana Inc.	7.200%	6/15/18	50	55
Humana Inc.	2.625%	10/1/19	150	154
Humana Inc.	3.150%	12/1/22	400	415
Humana Inc.	3.850%	10/1/24	450	483
Humana Inc.	8.150%	6/15/38	325	481
Humana Inc.	4.625%	12/1/42	265	280
Humana Inc.	4.950%	10/1/44	400	445
Infinity Property & Casualty Corp.	5.000%	9/19/22	1,100	1,161
Kemper Corp.	4.350%	2/15/25	500	514
Lender Processing Services Inc / Black Knight
Lending Solutions Inc	5.750%	4/15/23	344	362
Lincoln National Corp.	8.750%	7/1/19	325	382
Lincoln National Corp.	6.250%	2/15/20	305	343
Lincoln National Corp.	4.200%	3/15/22	600	650
Lincoln National Corp.	4.000%	9/1/23	225	240
Lincoln National Corp.	3.350%	3/9/25	200	204
Lincoln National Corp.	6.150%	4/7/36	350	413
Lincoln National Corp.	6.300%	10/9/37	25	30
Loews Corp.	2.625%	5/15/23	175	177
Loews Corp.	3.750%	4/1/26	750	796
Loews Corp.	6.000%	2/1/35	200	252

Loews Corp.	4.125%	5/15/43	475	495
Manulife Financial Corp.	4.900%	9/17/20	475	525
Manulife Financial Corp.	4.150%	3/4/26	725	797
Manulife Financial Corp.	5.375%	3/4/46	500	598
Markel Corp.	4.900%	7/1/22	575	633
Markel Corp.	3.625%	3/30/23	175	181
Markel Corp.	5.000%	3/30/43	125	135
Markel Corp.	5.000%	4/5/46	350	380
Marsh & McLennan Cos. Inc.	2.550%	10/15/18	225	228
Marsh & McLennan Cos. Inc.	2.350%	9/10/19	100	102
Marsh & McLennan Cos. Inc.	2.350%	3/6/20	500	507
Marsh & McLennan Cos. Inc.	4.800%	7/15/21	545	610
Marsh & McLennan Cos. Inc.	4.050%	10/15/23	350	381
Marsh & McLennan Cos. Inc.	3.500%	3/10/25	350	366
Marsh & McLennan Cos. Inc.	3.750%	3/14/26	375	405
Marsh & McLennan Cos. Inc.	5.875%	8/1/33	900	1,143
MetLife Inc.	1.756%	12/15/17	425	427
MetLife Inc.	1.903%	12/15/17	225	226
MetLife Inc.	6.817%	8/15/18	580	637
MetLife Inc.	7.717%	2/15/19	105	120
MetLife Inc.	4.750%	2/8/21	305	342
MetLife Inc.	3.048%	12/15/22	725	753
MetLife Inc.	4.368%	9/15/23	500	554
MetLife Inc.	3.600%	4/10/24	750	796
MetLife Inc.	3.000%	3/1/25	500	508
MetLife Inc.	6.375%	6/15/34	505	650
MetLife Inc.	5.700%	6/15/35	675	822
MetLife Inc.	5.875%	2/6/41	440	547
MetLife Inc.	4.125%	8/13/42	475	473
MetLife Inc.	4.875%	11/13/43	600	667
MetLife Inc.	4.721%	12/15/44	1,200	1,302
MetLife Inc.	4.050%	3/1/45	1,000	988
MetLife Inc.	4.600%	5/13/46	5	5
5 MetLife Inc.	6.400%	12/15/66	1,505	1,671
Montpelier Re Holdings Ltd.	4.700%	10/15/22	25	26
Old Republic International Corp.	4.875%	10/1/24	450	486
Old Republic International Corp.	3.875%	8/26/26	600	600
OneBeacon US Holdings Inc.	4.600%	11/9/22	350	354
PartnerRe Finance B LLC	5.500%	6/1/20	200	223
Principal Financial Group Inc.	8.875%	5/15/19	410	483
Principal Financial Group Inc.	3.125%	5/15/23	200	204
Principal Financial Group Inc.	6.050%	10/15/36	200	251
Principal Financial Group Inc.	4.350%	5/15/43	125	127
5 Principal Financial Group Inc.	4.700%	5/15/55	500	499
ProAssurance Corp.	5.300%	11/15/23	100	107
Progressive Corp.	3.750%	8/23/21	2,445	2,660
Progressive Corp.	2.450%	1/15/27	350	349
Progressive Corp.	6.625%	3/1/29	150	201
Progressive Corp.	3.700%	1/26/45	250	262
Protective Life Corp.	7.375%	10/15/19	100	115
Protective Life Corp.	8.450%	10/15/39	175	247
Prudential Financial Inc.	6.000%	12/1/17	130	137
Prudential Financial Inc.	2.300%	8/15/18	825	837
Prudential Financial Inc.	7.375%	6/15/19	455	522
Prudential Financial Inc.	2.350%	8/15/19	225	230
Prudential Financial Inc.	5.375%	6/21/20	430	483
Prudential Financial Inc.	4.500%	11/15/20	75	83

Prudential Financial Inc.	3.500%	5/15/24	450	471
Prudential Financial Inc.	5.750%	7/15/33	1,545	1,832
Prudential Financial Inc.	5.400%	6/13/35	295	339
Prudential Financial Inc.	5.900%	3/17/36	775	940
Prudential Financial Inc.	5.700%	12/14/36	505	606
Prudential Financial Inc.	6.625%	12/1/37	500	645
Prudential Financial Inc.	6.625%	6/21/40	250	324
Prudential Financial Inc.	5.625%	5/12/41	105	124
5 Prudential Financial Inc.	5.875%	9/15/42	525	577
5 Prudential Financial Inc.	5.625%	6/15/43	975	1,048
Prudential Financial Inc.	5.100%	8/15/43	225	252
Prudential Financial Inc.	4.600%	5/15/44	1,500	1,604
5 Prudential Financial Inc.	5.375%	5/15/45	650	677
Reinsurance Group of America Inc.	6.450%	11/15/19	275	309
Reinsurance Group of America Inc.	5.000%	6/1/21	2,450	2,678
Reinsurance Group of America Inc.	4.700%	9/15/23	250	273
Reinsurance Group of America Inc.	3.950%	9/15/26	100	104
StanCorp Financial Group Inc.	5.000%	8/15/22	50	53
Swiss Re Solutions Holding Corp.	7.000%	2/15/26	250	323
Torchmark Corp.	3.800%	9/15/22	200	212
Transatlantic Holdings Inc.	8.000%	11/30/39	625	862
Travelers Cos. Inc.	5.800%	5/15/18	910	975
Travelers Cos. Inc.	3.900%	11/1/20	330	360
Travelers Cos. Inc.	6.750%	6/20/36	475	688
Travelers Cos. Inc.	6.250%	6/15/37	145	202
Travelers Cos. Inc.	5.350%	11/1/40	130	168
Travelers Cos. Inc.	4.600%	8/1/43	1,000	1,195
Travelers Cos. Inc.	4.300%	8/25/45	250	287
Trinity Acquisition plc	6.125%	8/15/43	525	587
UnitedHealth Group Inc.	6.000%	2/15/18	1,460	1,553
UnitedHealth Group Inc.	1.900%	7/16/18	1,000	1,009
UnitedHealth Group Inc.	1.625%	3/15/19	325	327
UnitedHealth Group Inc.	2.300%	12/15/19	50	51
UnitedHealth Group Inc.	2.700%	7/15/20	950	988
UnitedHealth Group Inc.	4.700%	2/15/21	165	184
UnitedHealth Group Inc.	3.375%	11/15/21	105	113
UnitedHealth Group Inc.	2.875%	12/15/21	500	527
UnitedHealth Group Inc.	2.875%	3/15/22	525	550
UnitedHealth Group Inc.	3.350%	7/15/22	1,550	1,664
UnitedHealth Group Inc.	2.750%	2/15/23	400	414
UnitedHealth Group Inc.	2.875%	3/15/23	200	209
UnitedHealth Group Inc.	3.750%	7/15/25	2,000	2,200
UnitedHealth Group Inc.	4.625%	7/15/35	300	349
UnitedHealth Group Inc.	6.500%	6/15/37	200	280
UnitedHealth Group Inc.	6.625%	11/15/37	325	465
UnitedHealth Group Inc.	6.875%	2/15/38	1,405	2,064
UnitedHealth Group Inc.	5.950%	2/15/41	240	326
UnitedHealth Group Inc.	4.625%	11/15/41	1,050	1,219
UnitedHealth Group Inc.	4.375%	3/15/42	325	364
UnitedHealth Group Inc.	3.950%	10/15/42	400	425
UnitedHealth Group Inc.	4.250%	3/15/43	75	83
UnitedHealth Group Inc.	4.750%	7/15/45	1,325	1,593
Unum Group	5.625%	9/15/20	50	56
Unum Group	3.000%	5/15/21	450	460
Unum Group	4.000%	3/15/24	200	206
Unum Group	5.750%	8/15/42	200	228
Validus Holdings Ltd.	8.875%	1/26/40	150	213

Voya Financial Inc.	2.900%	2/15/18	515	524
Voya Financial Inc.	3.650%	6/15/26	250	250
Voya Financial Inc.	5.700%	7/15/43	350	393
Voya Financial Inc.	4.800%	6/15/46	300	299
Willis Towers Watson plc	5.750%	3/15/21	265	296
WR Berkley Corp.	5.375%	9/15/20	50	55
WR Berkley Corp.	4.625%	3/15/22	225	247
XLIT Ltd.	5.750%	10/1/21	545	623
XLIT Ltd.	6.375%	11/15/24	100	119
XLIT Ltd.	4.450%	3/31/25	200	203
XLIT Ltd.	5.250%	12/15/43	100	110
XLIT Ltd.	5.500%	3/31/45	300	293

Real Estate Investment Trusts (0.3%)
Alexandria Real Estate Equities Inc.	2.750%	1/15/20	250	254
Alexandria Real Estate Equities Inc.	4.600%	4/1/22	300	326
Alexandria Real Estate Equities Inc.	3.900%	6/15/23	75	78
Alexandria Real Estate Equities Inc.	4.300%	1/15/26	300	324
Alexandria Real Estate Equities Inc.	3.950%	1/15/27	250	261
Alexandria Real Estate Equities Inc.	4.500%	7/30/29	200	215
American Campus Communities Operating
Partnership LP	3.350%	10/1/20	250	261
American Campus Communities Operating
Partnership LP	4.125%	7/1/24	250	266
AvalonBay Communities Inc.	2.850%	3/15/23	200	203
AvalonBay Communities Inc.	4.200%	12/15/23	175	192
AvalonBay Communities Inc.	3.500%	11/15/24	250	263
AvalonBay Communities Inc.	3.450%	6/1/25	1,300	1,357
AvalonBay Communities Inc.	2.950%	5/11/26	250	250
AvalonBay Communities Inc.	2.900%	10/15/26	50	50
Boston Properties LP	3.700%	11/15/18	920	960
Boston Properties LP	5.625%	11/15/20	325	369
Boston Properties LP	4.125%	5/15/21	190	207
Boston Properties LP	3.850%	2/1/23	950	1,016
Boston Properties LP	3.125%	9/1/23	1,375	1,413
Boston Properties LP	2.750%	10/1/26	475	469
Brandywine Operating Partnership LP	4.950%	4/15/18	725	756
Brandywine Operating Partnership LP	4.100%	10/1/24	250	258
Brandywine Operating Partnership LP	4.550%	10/1/29	175	183
Brixmor Operating Partnership LP	3.850%	2/1/25	1,475	1,504
Brixmor Operating Partnership LP	4.125%	6/15/26	400	414
Camden Property Trust	4.250%	1/15/24	1,100	1,189
8 Care Capital Properties LP	5.125%	8/15/26	100	100
CBL & Associates LP	5.250%	12/1/23	600	618
CBL & Associates LP	4.600%	10/15/24	175	171
Columbia Property Trust Operating
Partnership LP	4.150%	4/1/25	100	104
Columbia Property Trust Operating
Partnership LP	3.650%	8/15/26	375	378
Corporate Office Properties LP	3.700%	6/15/21	200	207
Corporate Office Properties LP	3.600%	5/15/23	200	200
CubeSmart LP	4.375%	12/15/23	350	379
CubeSmart LP	4.000%	11/15/25	160	171
CubeSmart LP	3.125%	9/1/26	425	424
DCT Industrial Operating Partnership LP	4.500%	10/15/23	200	210
DDR Corp.	7.875%	9/1/20	500	601
DDR Corp.	3.500%	1/15/21	225	233

DDR Corp.	4.625%	7/15/22	500	543
DDR Corp.	3.375%	5/15/23	400	400
DDR Corp.	4.250%	2/1/26	250	264
Digital Realty Trust LP	5.250%	3/15/21	1,190	1,332
Digital Realty Trust LP	3.950%	7/1/22	900	954
Digital Realty Trust LP	3.625%	10/1/22	1,580	1,646
Duke Realty LP	3.625%	4/15/23	875	918
Duke Realty LP	3.250%	6/30/26	75	77
EPR Properties	5.750%	8/15/22	75	83
EPR Properties	5.250%	7/15/23	400	431
EPR Properties	4.500%	4/1/25	300	306
Equity CommonWealth	6.650%	1/15/18	1,175	1,217
ERP Operating LP	2.375%	7/1/19	375	382
ERP Operating LP	4.750%	7/15/20	215	237
ERP Operating LP	4.625%	12/15/21	69	78
ERP Operating LP	3.000%	4/15/23	625	643
ERP Operating LP	3.375%	6/1/25	350	367
ERP Operating LP	4.500%	7/1/44	550	606
ERP Operating LP	4.500%	6/1/45	350	389
Essex Portfolio LP	5.200%	3/15/21	175	196
Essex Portfolio LP	3.375%	1/15/23	1,150	1,189
Essex Portfolio LP	3.250%	5/1/23	50	51
Essex Portfolio LP	3.500%	4/1/25	200	207
Essex Portfolio LP	3.375%	4/15/26	300	307
Federal Realty Investment Trust	3.000%	8/1/22	175	182
Federal Realty Investment Trust	2.750%	6/1/23	325	331
Federal Realty Investment Trust	4.500%	12/1/44	1,000	1,137
Federal Realty Investment Trust	3.625%	8/1/46	100	98
HCP Inc.	2.625%	2/1/20	1,800	1,829
HCP Inc.	5.375%	2/1/21	80	90
HCP Inc.	3.150%	8/1/22	150	152
HCP Inc.	4.000%	12/1/22	2,135	2,255
HCP Inc.	3.400%	2/1/25	400	395
HCP Inc.	6.750%	2/1/41	175	216
Healthcare Realty Trust Inc.	5.750%	1/15/21	145	165
Healthcare Realty Trust Inc.	3.750%	4/15/23	100	102
Healthcare Realty Trust Inc.	3.875%	5/1/25	375	388
Healthcare Trust of America Holdings LP	3.375%	7/15/21	175	180
Healthcare Trust of America Holdings LP	3.700%	4/15/23	100	103
Healthcare Trust of America Holdings LP	3.500%	8/1/26	475	482
Highwoods Realty LP	3.200%	6/15/21	500	516
Hospitality Properties Trust	6.700%	1/15/18	1,000	1,039
Hospitality Properties Trust	4.500%	6/15/23	374	389
Hospitality Properties Trust	4.650%	3/15/24	100	103
Hospitality Properties Trust	4.500%	3/15/25	125	128
Hospitality Properties Trust	5.250%	2/15/26	225	238
Host Hotels & Resorts LP	6.000%	10/1/21	1,100	1,256
Host Hotels & Resorts LP	3.750%	10/15/23	240	244
Host Hotels & Resorts LP	4.000%	6/15/25	175	178
Kilroy Realty LP	4.800%	7/15/18	800	836
Kilroy Realty LP	3.800%	1/15/23	100	104
Kimco Realty Corp.	6.875%	10/1/19	50	57
Kimco Realty Corp.	3.200%	5/1/21	500	522
Kimco Realty Corp.	3.125%	6/1/23	550	566
Kimco Realty Corp.	2.800%	10/1/26	50	49
Kite Realty Group LP	4.000%	10/1/26	725	731
Lexington Realty Trust	4.400%	6/15/24	200	205

Liberty Property LP	3.375%	6/15/23	575	589
Liberty Property LP	4.400%	2/15/24	325	355
Liberty Property LP	3.750%	4/1/25	725	760
Mack-Cali Realty LP	4.500%	4/18/22	225	234
Mid-America Apartments LP	4.300%	10/15/23	350	378
Mid-America Apartments LP	3.750%	6/15/24	200	210
National Retail Properties Inc.	6.875%	10/15/17	25	26
National Retail Properties Inc.	5.500%	7/15/21	50	57
National Retail Properties Inc.	3.800%	10/15/22	500	531
National Retail Properties Inc.	3.900%	6/15/24	275	291
National Retail Properties Inc.	4.000%	11/15/25	450	481
Omega Healthcare Investors Inc.	4.950%	4/1/24	275	289
Omega Healthcare Investors Inc.	4.500%	1/15/25	175	178
Omega Healthcare Investors Inc.	5.250%	1/15/26	2,250	2,407
Omega Healthcare Investors Inc.	4.500%	4/1/27	1,000	1,010
Piedmont Operating Partnership LP	3.400%	6/1/23	125	123
Piedmont Operating Partnership LP	4.450%	3/15/24	275	288
Post Apartment Homes LP	3.375%	12/1/22	100	102
ProLogis LP	2.750%	2/15/19	875	896
Realty Income Corp.	2.000%	1/31/18	575	579
Realty Income Corp.	6.750%	8/15/19	935	1,062
Realty Income Corp.	3.250%	10/15/22	100	104
Realty Income Corp.	3.875%	7/15/24	250	265
Realty Income Corp.	4.125%	10/15/26	125	135
Regency Centers LP	3.750%	6/15/24	525	555
Retail Opportunity Investments Partnership LP	5.000%	12/15/23	150	160
Retail Properties of America Inc.	4.000%	3/15/25	475	472
Select Income REIT	2.850%	2/1/18	175	176
Select Income REIT	4.150%	2/1/22	225	227
Select Income REIT	4.500%	2/1/25	250	252
Senior Housing Properties Trust	3.250%	5/1/19	475	480
Senior Housing Properties Trust	4.750%	5/1/24	175	183
Simon Property Group LP	2.200%	2/1/19	2,700	2,751
Simon Property Group LP	5.650%	2/1/20	1,250	1,398
Simon Property Group LP	4.375%	3/1/21	555	614
Simon Property Group LP	4.125%	12/1/21	525	578
Simon Property Group LP	3.375%	3/15/22	250	266
Simon Property Group LP	2.750%	2/1/23	400	410
Simon Property Group LP	3.750%	2/1/24	500	543
Simon Property Group LP	3.300%	1/15/26	100	106
Simon Property Group LP	6.750%	2/1/40	300	436
Simon Property Group LP	4.750%	3/15/42	225	267
Sovran Acquisition LP	3.500%	7/1/26	1,175	1,199
8 Spirit Realty LP	4.450%	9/15/26	275	273
Tanger Properties LP	3.875%	12/1/23	125	132
Tanger Properties LP	3.750%	12/1/24	200	211
Tanger Properties LP	3.125%	9/1/26	375	374
UDR Inc.	4.250%	6/1/18	400	418
UDR Inc.	3.700%	10/1/20	150	159
UDR Inc.	4.625%	1/10/22	125	138
UDR Inc.	2.950%	9/1/26	600	594
Ventas Realty LP	3.125%	6/15/23	850	869
Ventas Realty LP	3.750%	5/1/24	200	211
Ventas Realty LP	5.700%	9/30/43	450	542
Ventas Realty LP / Ventas Capital Corp.	2.000%	2/15/18	325	327
Ventas Realty LP / Ventas Capital Corp.	4.000%	4/30/19	575	605
Ventas Realty LP / Ventas Capital Corp.	2.700%	4/1/20	25	26

Ventas Realty LP / Ventas Capital Corp.	4.750%	6/1/21	1,568	1,741
Ventas Realty LP / Ventas Capital Corp.	4.250%	3/1/22	140	152
Ventas Realty LP / Ventas Capital Corp.	3.250%	8/15/22	500	521
Vornado Realty LP	2.500%	6/30/19	275	279
Washington Prime Group LP	3.850%	4/1/20	200	206
Washington REIT	4.950%	10/1/20	125	134
Washington REIT	3.950%	10/15/22	100	104
Weingarten Realty Investors	3.375%	10/15/22	200	205
Weingarten Realty Investors	3.500%	4/15/23	250	256
Weingarten Realty Investors	4.450%	1/15/24	75	82
Welltower Inc.	2.250%	3/15/18	575	580
Welltower Inc.	4.125%	4/1/19	300	316
Welltower Inc.	4.950%	1/15/21	750	825
Welltower Inc.	5.250%	1/15/22	425	481
Welltower Inc.	3.750%	3/15/23	325	342
Welltower Inc.	4.500%	1/15/24	125	137
Welltower Inc.	4.000%	6/1/25	1,125	1,194
Welltower Inc.	4.250%	4/1/26	450	487
Welltower Inc.	6.500%	3/15/41	200	258
Welltower Inc.	5.125%	3/15/43	175	195
WP Carey Inc.	4.600%	4/1/24	300	314
WP Carey Inc.	4.000%	2/1/25	200	198
WP Carey Inc.	4.250%	10/1/26	300	304
				1,030,402
Industrial (6.9%)
Basic Industry (0.4%)
Agrium Inc.	6.750%	1/15/19	1,350	1,492
Agrium Inc.	3.150%	10/1/22	2,310	2,366
Agrium Inc.	3.500%	6/1/23	275	288
Agrium Inc.	3.375%	3/15/25	250	258
Agrium Inc.	4.125%	3/15/35	250	246
Agrium Inc.	4.900%	6/1/43	125	132
Agrium Inc.	5.250%	1/15/45	500	555
Air Products & Chemicals Inc.	1.200%	10/15/17	225	225
Air Products & Chemicals Inc.	3.000%	11/3/21	190	203
Air Products & Chemicals Inc.	2.750%	2/3/23	200	208
Air Products & Chemicals Inc.	3.350%	7/31/24	700	757
Airgas Inc.	3.050%	8/1/20	200	208
Airgas Inc.	3.650%	7/15/24	750	798
Albemarle Corp.	3.000%	12/1/19	250	258
Albemarle Corp.	4.500%	12/15/20	50	54
Albemarle Corp.	4.150%	12/1/24	300	323
Albemarle Corp.	5.450%	12/1/44	325	380
Barrick Gold Corp.	4.100%	5/1/23	480	518
Barrick Gold Corp.	5.250%	4/1/42	500	545
Barrick North America Finance LLC	4.400%	5/30/21	1,915	2,098
Barrick North America Finance LLC	7.500%	9/15/38	25	31
Barrick North America Finance LLC	5.700%	5/30/41	750	861
Barrick North America Finance LLC	5.750%	5/1/43	1,200	1,429
Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	100	114
BHP Billiton Finance USA Ltd.	2.050%	9/30/18	300	303
BHP Billiton Finance USA Ltd.	6.500%	4/1/19	450	503
BHP Billiton Finance USA Ltd.	3.250%	11/21/21	600	641
BHP Billiton Finance USA Ltd.	2.875%	2/24/22	1,025	1,074
BHP Billiton Finance USA Ltd.	3.850%	9/30/23	775	845
BHP Billiton Finance USA Ltd.	4.125%	2/24/42	1,200	1,249
BHP Billiton Finance USA Ltd.	5.000%	9/30/43	1,500	1,772

Braskem Finance Ltd.	6.450%	2/3/24	200	215
Cabot Corp.	2.550%	1/15/18	550	556
Cabot Corp.	3.700%	7/15/22	50	53
Celulosa Arauco y Constitucion SA	4.750%	1/11/22	200	215
CF Industries Inc.	6.875%	5/1/18	475	511
CF Industries Inc.	7.125%	5/1/20	825	950
CF Industries Inc.	3.450%	6/1/23	525	526
CF Industries Inc.	5.150%	3/15/34	1,000	1,013
CF Industries Inc.	4.950%	6/1/43	375	349
CF Industries Inc.	5.375%	3/15/44	500	495
Domtar Corp.	6.250%	9/1/42	50	53
Domtar Corp.	6.750%	2/15/44	400	449
Dow Chemical Co.	8.550%	5/15/19	1,810	2,122
Dow Chemical Co.	4.250%	11/15/20	1,630	1,769
Dow Chemical Co.	4.125%	11/15/21	185	202
Dow Chemical Co.	3.000%	11/15/22	700	726
Dow Chemical Co.	3.500%	10/1/24	600	635
Dow Chemical Co.	7.375%	11/1/29	100	137
Dow Chemical Co.	4.250%	10/1/34	350	361
Dow Chemical Co.	9.400%	5/15/39	760	1,250
Dow Chemical Co.	5.250%	11/15/41	375	424
Dow Chemical Co.	4.375%	11/15/42	900	918
Dow Chemical Co.	4.625%	10/1/44	500	531
Eastman Chemical Co.	2.400%	6/1/17	475	479
Eastman Chemical Co.	5.500%	11/15/19	1,100	1,217
Eastman Chemical Co.	2.700%	1/15/20	400	410
Eastman Chemical Co.	3.600%	8/15/22	650	689
Eastman Chemical Co.	4.800%	9/1/42	400	411
Eastman Chemical Co.	4.650%	10/15/44	1,000	1,021
Ecolab Inc.	1.450%	12/8/17	225	226
Ecolab Inc.	1.550%	1/12/18	500	502
Ecolab Inc.	2.000%	1/14/19	200	202
Ecolab Inc.	2.250%	1/12/20	200	204
Ecolab Inc.	4.350%	12/8/21	50	56
Ecolab Inc.	3.250%	1/14/23	200	209
Ecolab Inc.	5.500%	12/8/41	625	782
EI du Pont de Nemours & Co.	6.000%	7/15/18	700	757
EI du Pont de Nemours & Co.	4.625%	1/15/20	300	329
EI du Pont de Nemours & Co.	3.625%	1/15/21	1,420	1,523
EI du Pont de Nemours & Co.	4.250%	4/1/21	350	385
EI du Pont de Nemours & Co.	2.800%	2/15/23	75	77
EI du Pont de Nemours & Co.	6.500%	1/15/28	500	642
EI du Pont de Nemours & Co.	4.900%	1/15/41	450	505
EI du Pont de Nemours & Co.	4.150%	2/15/43	125	130
Fibria Overseas Finance Ltd.	5.250%	5/12/24	250	260
FMC Corp.	3.950%	2/1/22	150	157
FMC Corp.	4.100%	2/1/24	750	784
Georgia-Pacific LLC	8.875%	5/15/31	1,200	1,898
Goldcorp Inc.	2.125%	3/15/18	1,100	1,102
Goldcorp Inc.	3.700%	3/15/23	600	622
Goldcorp Inc.	5.450%	6/9/44	550	595
International Flavors & Fragrances Inc.	3.200%	5/1/23	50	52
International Paper Co.	7.500%	8/15/21	910	1,111
International Paper Co.	4.750%	2/15/22	413	460
International Paper Co.	3.650%	6/15/24	400	421
International Paper Co.	3.800%	1/15/26	350	371
International Paper Co.	3.000%	2/15/27	1,500	1,499

International Paper Co.	5.000%	9/15/35	150	166
International Paper Co.	7.300%	11/15/39	805	1,072
International Paper Co.	6.000%	11/15/41	300	354
International Paper Co.	4.800%	6/15/44	500	529
International Paper Co.	5.150%	5/15/46	525	591
International Paper Co.	4.400%	8/15/47	850	854
LYB International Finance BV	4.000%	7/15/23	500	543
LYB International Finance BV	5.250%	7/15/43	500	572
LYB International Finance BV	4.875%	3/15/44	400	430
LyondellBasell Industries NV	5.000%	4/15/19	1,700	1,820
LyondellBasell Industries NV	6.000%	11/15/21	475	556
LyondellBasell Industries NV	4.625%	2/26/55	950	931
Meadwestvaco Corp.	7.950%	2/15/31	300	406
Monsanto Co.	2.125%	7/15/19	800	811
Monsanto Co.	2.750%	7/15/21	600	617
Monsanto Co.	2.200%	7/15/22	175	175
Monsanto Co.	2.850%	4/15/25	250	251
Monsanto Co.	4.200%	7/15/34	400	406
Monsanto Co.	5.875%	4/15/38	375	450
Monsanto Co.	3.600%	7/15/42	250	227
Monsanto Co.	4.400%	7/15/44	200	208
Monsanto Co.	3.950%	4/15/45	1,300	1,274
Monsanto Co.	4.700%	7/15/64	600	574
Mosaic Co.	3.750%	11/15/21	115	121
Mosaic Co.	4.250%	11/15/23	1,500	1,597
Mosaic Co.	5.450%	11/15/33	100	109
Mosaic Co.	4.875%	11/15/41	130	129
Mosaic Co.	5.625%	11/15/43	150	161
Newmont Mining Corp.	5.125%	10/1/19	475	518
Newmont Mining Corp.	5.875%	4/1/35	325	366
Newmont Mining Corp.	6.250%	10/1/39	500	584
Newmont Mining Corp.	4.875%	3/15/42	950	1,001
Nucor Corp.	5.750%	12/1/17	385	402
Nucor Corp.	5.850%	6/1/18	875	935
Nucor Corp.	4.125%	9/15/22	200	218
Nucor Corp.	4.000%	8/1/23	325	351
Nucor Corp.	6.400%	12/1/37	325	408
Nucor Corp.	5.200%	8/1/43	400	461
Packaging Corp. of America	3.900%	6/15/22	275	293
Packaging Corp. of America	4.500%	11/1/23	425	470
Packaging Corp. of America	3.650%	9/15/24	500	521
Placer Dome Inc.	6.450%	10/15/35	375	428
Plum Creek Timberlands LP	4.700%	3/15/21	275	298
Potash Corp. of Saskatchewan Inc.	3.250%	12/1/17	675	688
Potash Corp. of Saskatchewan Inc.	4.875%	3/30/20	1,210	1,321
Potash Corp. of Saskatchewan Inc.	3.000%	4/1/25	250	251
Potash Corp. of Saskatchewan Inc.	5.625%	12/1/40	200	240
PPG Industries Inc.	2.300%	11/15/19	700	712
PPG Industries Inc.	3.600%	11/15/20	27	28
Praxair Inc.	4.500%	8/15/19	175	191
Praxair Inc.	4.050%	3/15/21	875	964
Praxair Inc.	3.000%	9/1/21	325	345
Praxair Inc.	2.450%	2/15/22	850	877
Praxair Inc.	2.650%	2/5/25	500	515
Praxair Inc.	3.550%	11/7/42	300	310
Rayonier Inc.	3.750%	4/1/22	125	127
Reliance Steel & Aluminum Co.	4.500%	4/15/23	225	234

Rio Tinto Alcan Inc.	6.125%	12/15/33	325	375
Rio Tinto Alcan Inc.	5.750%	6/1/35	450	499
Rio Tinto Finance USA Ltd.	9.000%	5/1/19	1,075	1,272
Rio Tinto Finance USA Ltd.	4.125%	5/20/21	175	192
Rio Tinto Finance USA Ltd.	3.750%	9/20/21	1,000	1,081
Rio Tinto Finance USA Ltd.	3.750%	6/15/25	3,200	3,428
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	225	301
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	565	661
Rio Tinto Finance USA plc	3.500%	3/22/22	200	215
Rio Tinto Finance USA plc	4.750%	3/22/42	625	697
Rohm & Haas Co.	7.850%	7/15/29	300	423
RPM International Inc.	6.125%	10/15/19	75	84
RPM International Inc.	3.450%	11/15/22	250	255
Sherwin-Williams Co.	3.450%	8/1/25	900	935
Sherwin-Williams Co.	4.550%	8/1/45	270	289
Southern Copper Corp.	5.375%	4/16/20	200	220
Southern Copper Corp.	3.500%	11/8/22	1,600	1,618
Southern Copper Corp.	3.875%	4/23/25	350	355
Southern Copper Corp.	7.500%	7/27/35	425	501
Southern Copper Corp.	6.750%	4/16/40	250	274
Southern Copper Corp.	5.875%	4/23/45	2,650	2,650
Syngenta Finance NV	3.125%	3/28/22	250	257
Syngenta Finance NV	4.375%	3/28/42	150	147
Vale Canada Ltd.	7.200%	9/15/32	100	101
Vale Overseas Ltd.	5.625%	9/15/19	1,050	1,112
Vale Overseas Ltd.	5.875%	6/10/21	3,000	3,135
Vale Overseas Ltd.	4.375%	1/11/22	1,045	1,035
Vale Overseas Ltd.	6.250%	8/10/26	400	418
Vale Overseas Ltd.	8.250%	1/17/34	375	405
Vale Overseas Ltd.	6.875%	11/21/36	735	719
Vale Overseas Ltd.	6.875%	11/10/39	860	822
Vale SA	5.625%	9/11/42	2,550	2,142
Valspar Corp.	7.250%	6/15/19	350	397
Valspar Corp.	4.200%	1/15/22	25	27
Valspar Corp.	3.950%	1/15/26	600	636
Westlake Chemical Corp.	3.600%	7/15/22	50	52
8 Westlake Chemical Corp.	3.600%	8/15/26	600	599
8 Westlake Chemical Corp.	5.000%	8/15/46	600	607
Westrock MWV LLC	8.200%	1/15/30	500	680
WestRock RKT Co.	3.500%	3/1/20	1,725	1,800
WestRock RKT Co.	4.900%	3/1/22	250	281
Weyerhaeuser Co.	7.375%	10/1/19	1,075	1,236
Weyerhaeuser Co.	8.500%	1/15/25	150	201
Weyerhaeuser Co.	7.375%	3/15/32	625	848
Weyerhaeuser Co.	6.875%	12/15/33	125	159
Worthington Industries Inc.	4.550%	4/15/26	100	104
Yamana Gold Inc.	4.950%	7/15/24	640	659

Capital Goods (0.6%)
3M Co.	1.375%	8/7/18	225	226
3M Co.	2.000%	8/7/20	325	333
3M Co.	1.625%	9/19/21	450	451
3M Co.	3.000%	8/7/25	350	377
3M Co.	2.250%	9/19/26	800	799
3M Co.	6.375%	2/15/28	350	480
3M Co.	5.700%	3/15/37	255	349
3M Co.	3.125%	9/19/46	500	493

ABB Finance USA Inc.	2.875%	5/8/22	375	394
ABB Finance USA Inc.	4.375%	5/8/42	150	172
Acuity Brands Lighting Inc.	6.000%	12/15/19	200	222
Bemis Co. Inc.	3.100%	9/15/26	300	303
Boeing Capital Corp.	4.700%	10/27/19	125	138
Boeing Co.	0.950%	5/15/18	125	125
Boeing Co.	6.000%	3/15/19	1,550	1,728
Boeing Co.	4.875%	2/15/20	525	587
Boeing Co.	1.650%	10/30/20	350	354
Boeing Co.	2.200%	10/30/22	2,000	2,044
Boeing Co.	2.600%	10/30/25	1,300	1,342
Boeing Co.	2.250%	6/15/26	250	249
Boeing Co.	6.625%	2/15/38	100	146
Boeing Co.	6.875%	3/15/39	250	377
Boeing Co.	5.875%	2/15/40	295	404
Boeing Co.	3.500%	3/1/45	300	310
Boeing Co.	3.375%	6/15/46	750	754
Carlisle Cos. Inc.	3.750%	11/15/22	175	180
Caterpillar Financial Services Corp.	1.500%	2/23/18	1,100	1,104
Caterpillar Financial Services Corp.	1.300%	3/1/18	825	826
Caterpillar Financial Services Corp.	1.800%	11/13/18	550	555
Caterpillar Financial Services Corp.	7.150%	2/15/19	1,235	1,399
Caterpillar Financial Services Corp.	1.350%	5/18/19	750	749
Caterpillar Financial Services Corp.	2.100%	6/9/19	500	509
Caterpillar Financial Services Corp.	2.250%	12/1/19	300	306
Caterpillar Financial Services Corp.	2.000%	3/5/20	750	761
Caterpillar Financial Services Corp.	2.500%	11/13/20	500	515
Caterpillar Financial Services Corp.	1.700%	8/9/21	800	792
Caterpillar Financial Services Corp.	2.750%	8/20/21	200	209
8 Caterpillar Financial Services Corp.	1.931%	10/1/21	875	874
Caterpillar Financial Services Corp.	3.300%	6/9/24	730	781
Caterpillar Financial Services Corp.	3.250%	12/1/24	200	213
Caterpillar Financial Services Corp.	2.400%	8/9/26	200	199
Caterpillar Inc.	3.900%	5/27/21	720	787
Caterpillar Inc.	2.600%	6/26/22	125	130
Caterpillar Inc.	3.400%	5/15/24	750	809
Caterpillar Inc.	6.050%	8/15/36	895	1,186
Caterpillar Inc.	5.200%	5/27/41	500	621
Caterpillar Inc.	3.803%	8/15/42	1,129	1,160
Caterpillar Inc.	4.300%	5/15/44	1,000	1,117
Crane Co.	2.750%	12/15/18	550	561
Crane Co.	4.450%	12/15/23	400	431
CRH America Inc.	5.750%	1/15/21	885	1,008
Deere & Co.	2.600%	6/8/22	700	726
Deere & Co.	5.375%	10/16/29	455	583
Deere & Co.	8.100%	5/15/30	150	227
Deere & Co.	7.125%	3/3/31	400	573
Deere & Co.	3.900%	6/9/42	500	543
Dover Corp.	4.300%	3/1/21	145	159
Dover Corp.	6.600%	3/15/38	350	503
Dover Corp.	5.375%	3/1/41	480	615
Eaton Corp.	1.500%	11/2/17	200	200
Eaton Corp.	5.600%	5/15/18	550	586
Eaton Corp.	2.750%	11/2/22	575	594
Eaton Corp.	4.000%	11/2/32	815	872
Eaton Corp.	4.150%	11/2/42	75	80
Eaton Electric Holdings LLC	3.875%	12/15/20	150	161

Embraer Netherlands Finance BV	5.050%	6/15/25	650	655
8 Embraer Overseas Ltd.	5.696%	9/16/23	350	371
Emerson Electric Co.	5.250%	10/15/18	525	568
Emerson Electric Co.	4.875%	10/15/19	275	302
Emerson Electric Co.	4.250%	11/15/20	25	28
Emerson Electric Co.	2.625%	12/1/21	450	471
Emerson Electric Co.	2.625%	2/15/23	300	311
Emerson Electric Co.	3.150%	6/1/25	450	478
Emerson Electric Co.	6.000%	8/15/32	150	194
Emerson Electric Co.	6.125%	4/15/39	125	175
Emerson Electric Co.	5.250%	11/15/39	135	170
Exelis Inc.	4.250%	10/1/16	225	225
Exelis Inc.	5.550%	10/1/21	200	228
FLIR Systems Inc.	3.125%	6/15/21	200	206
Flowserve Corp.	3.500%	9/15/22	1,125	1,168
Flowserve Corp.	4.000%	11/15/23	375	394
8 Fortive Corp.	1.800%	6/15/19	100	100
8 Fortive Corp.	2.350%	6/15/21	700	707
8 Fortive Corp.	3.150%	6/15/26	585	602
8 Fortive Corp.	4.300%	6/15/46	375	402
Fortune Brands Home & Security Inc.	3.000%	6/15/20	275	283
Fortune Brands Home & Security Inc.	4.000%	6/15/25	250	269
General Dynamics Corp.	1.000%	11/15/17	1,100	1,098
General Dynamics Corp.	3.875%	7/15/21	250	274
General Dynamics Corp.	2.250%	11/15/22	900	921
General Dynamics Corp.	1.875%	8/15/23	350	347
General Dynamics Corp.	2.125%	8/15/26	350	344
General Dynamics Corp.	3.600%	11/15/42	125	133
General Electric Capital Corp.	6.000%	8/7/19	1,283	1,449
General Electric Capital Corp.	2.100%	12/11/19	100	102
General Electric Capital Corp.	5.500%	1/8/20	2,739	3,102
General Electric Capital Corp.	2.200%	1/9/20	644	660
General Electric Capital Corp.	5.550%	5/4/20	780	889
General Electric Capital Corp.	4.375%	9/16/20	806	892
General Electric Capital Corp.	4.625%	1/7/21	490	552
General Electric Capital Corp.	5.300%	2/11/21	714	819
General Electric Capital Corp.	4.650%	10/17/21	1,369	1,560
General Electric Capital Corp.	3.150%	9/7/22	318	340
General Electric Capital Corp.	3.100%	1/9/23	841	893
General Electric Capital Corp.	3.450%	5/15/24	338	367
General Electric Capital Corp.	6.750%	3/15/32	1,885	2,646
General Electric Capital Corp.	6.150%	8/7/37	573	793
General Electric Capital Corp.	5.875%	1/14/38	1,887	2,533
General Electric Capital Corp.	6.875%	1/10/39	1,305	1,965
General Electric Co.	5.250%	12/6/17	2,040	2,138
General Electric Co.	2.700%	10/9/22	1,900	1,976
General Electric Co.	3.375%	3/11/24	2,000	2,179
General Electric Co.	4.125%	10/9/42	2,050	2,242
General Electric Co.	4.500%	3/11/44	1,400	1,611
Harris Corp.	1.999%	4/27/18	225	226
Harris Corp.	2.700%	4/27/20	250	255
Harris Corp.	4.400%	12/15/20	1,700	1,846
Harris Corp.	3.832%	4/27/25	550	582
Harris Corp.	4.854%	4/27/35	350	386
Harris Corp.	6.150%	12/15/40	25	32
Harris Corp.	5.054%	4/27/45	325	371
Honeywell International Inc.	5.300%	3/1/18	650	688

Honeywell International Inc.	5.000%	2/15/19	105	114
Honeywell International Inc.	4.250%	3/1/21	805	898
Honeywell International Inc.	3.350%	12/1/23	1,325	1,438
Honeywell International Inc.	5.700%	3/15/37	105	141
Honeywell International Inc.	5.375%	3/1/41	1,355	1,805
Hubbell Inc.	3.350%	3/1/26	300	316
Illinois Tool Works Inc.	6.250%	4/1/19	450	503
Illinois Tool Works Inc.	3.375%	9/15/21	105	113
Illinois Tool Works Inc.	3.500%	3/1/24	430	471
Illinois Tool Works Inc.	4.875%	9/15/41	105	129
Illinois Tool Works Inc.	3.900%	9/1/42	1,725	1,908
Ingersoll-Rand Global Holding Co. Ltd.	6.875%	8/15/18	550	604
Ingersoll-Rand Global Holding Co. Ltd.	2.875%	1/15/19	125	129
Ingersoll-Rand Global Holding Co. Ltd.	4.250%	6/15/23	950	1,054
Ingersoll-Rand Global Holding Co. Ltd.	5.750%	6/15/43	325	404
Ingersoll-Rand Luxembourg Finance SA	3.550%	11/1/24	100	105
Ingersoll-Rand Luxembourg Finance SA	4.650%	11/1/44	250	272
John Deere Capital Corp.	1.200%	10/10/17	475	475
John Deere Capital Corp.	1.350%	1/16/18	1,500	1,504
John Deere Capital Corp.	1.750%	8/10/18	325	328
John Deere Capital Corp.	5.750%	9/10/18	530	576
John Deere Capital Corp.	1.950%	1/8/19	900	914
John Deere Capital Corp.	2.250%	4/17/19	150	154
John Deere Capital Corp.	1.250%	10/9/19	2,300	2,285
John Deere Capital Corp.	1.700%	1/15/20	1,975	1,980
John Deere Capital Corp.	2.050%	3/10/20	750	761
John Deere Capital Corp.	2.450%	9/11/20	275	283
John Deere Capital Corp.	3.900%	7/12/21	125	137
John Deere Capital Corp.	3.150%	10/15/21	305	324
John Deere Capital Corp.	2.750%	3/15/22	75	78
John Deere Capital Corp.	2.800%	1/27/23	275	286
John Deere Capital Corp.	2.800%	3/6/23	1,000	1,039
John Deere Capital Corp.	3.350%	6/12/24	700	752
John Deere Capital Corp.	3.400%	9/11/25	325	353
John Deere Capital Corp.	2.650%	6/10/26	300	308
Kennametal Inc.	2.650%	11/1/19	200	202
Kennametal Inc.	3.875%	2/15/22	125	127
L-3 Communications Corp.	5.200%	10/15/19	825	903
L-3 Communications Corp.	4.750%	7/15/20	925	1,009
L-3 Communications Corp.	4.950%	2/15/21	575	635
L-3 Communications Corp.	3.950%	5/28/24	120	128
Lafarge SA	7.125%	7/15/36	300	382
Leggett & Platt Inc.	3.800%	11/15/24	400	419
Legrand France SA	8.500%	2/15/25	250	342
Lockheed Martin Corp.	1.850%	11/23/18	275	279
Lockheed Martin Corp.	4.250%	11/15/19	855	929
Lockheed Martin Corp.	2.500%	11/23/20	575	594
Lockheed Martin Corp.	3.350%	9/15/21	875	937
Lockheed Martin Corp.	3.100%	1/15/23	270	285
Lockheed Martin Corp.	2.900%	3/1/25	175	181
Lockheed Martin Corp.	3.550%	1/15/26	1,200	1,298
Lockheed Martin Corp.	3.600%	3/1/35	550	564
Lockheed Martin Corp.	4.500%	5/15/36	350	402
Lockheed Martin Corp.	6.150%	9/1/36	1,715	2,312
Lockheed Martin Corp.	5.500%	11/15/39	680	854
Lockheed Martin Corp.	5.720%	6/1/40	316	410
Lockheed Martin Corp.	4.700%	5/15/46	1,300	1,549

Martin Marietta Materials Inc.	6.600%	4/15/18	400	423
Mohawk Industries Inc.	3.850%	2/1/23	550	577
Northrop Grumman Corp.	1.750%	6/1/18	575	580
Northrop Grumman Corp.	5.050%	8/1/19	245	268
Northrop Grumman Corp.	3.500%	3/15/21	125	134
Northrop Grumman Corp.	3.250%	8/1/23	1,000	1,069
Northrop Grumman Corp.	5.050%	11/15/40	475	572
Northrop Grumman Corp.	4.750%	6/1/43	850	1,007
Owens Corning	4.200%	12/15/22	550	590
Owens Corning	4.200%	12/1/24	250	266
Owens Corning	3.400%	8/15/26	500	502
Parker-Hannifin Corp.	5.500%	5/15/18	1,725	1,845
Parker-Hannifin Corp.	3.500%	9/15/22	225	245
Parker-Hannifin Corp.	6.250%	5/15/38	75	107
Pentair Finance SA	2.650%	12/1/19	500	510
Precision Castparts Corp.	1.250%	1/15/18	1,650	1,651
Precision Castparts Corp.	2.250%	6/15/20	300	307
Precision Castparts Corp.	2.500%	1/15/23	925	954
Precision Castparts Corp.	3.250%	6/15/25	700	751
Precision Castparts Corp.	3.900%	1/15/43	175	192
Precision Castparts Corp.	4.375%	6/15/45	350	414
Raytheon Co.	6.750%	3/15/18	125	135
Raytheon Co.	3.125%	10/15/20	425	451
Raytheon Co.	2.500%	12/15/22	1,425	1,479
Raytheon Co.	3.150%	12/15/24	500	536
Raytheon Co.	7.200%	8/15/27	75	106
Raytheon Co.	4.875%	10/15/40	225	275
Raytheon Co.	4.700%	12/15/41	925	1,122
Republic Services Inc.	3.800%	5/15/18	735	764
Republic Services Inc.	5.500%	9/15/19	425	470
Republic Services Inc.	5.000%	3/1/20	500	551
Republic Services Inc.	5.250%	11/15/21	50	58
Republic Services Inc.	3.550%	6/1/22	1,300	1,395
Republic Services Inc.	3.200%	3/15/25	500	523
Republic Services Inc.	6.200%	3/1/40	475	645
Republic Services Inc.	5.700%	5/15/41	500	640
Rockwell Automation Inc.	5.650%	12/1/17	25	26
Rockwell Automation Inc.	6.700%	1/15/28	200	270
Rockwell Automation Inc.	6.250%	12/1/37	325	443
Rockwell Collins Inc.	5.250%	7/15/19	50	55
Rockwell Collins Inc.	3.100%	11/15/21	125	130
Rockwell Collins Inc.	4.800%	12/15/43	235	281
Roper Technologies Inc.	2.050%	10/1/18	1,175	1,187
Roper Technologies Inc.	6.250%	9/1/19	1,575	1,766
Snap-on Inc.	6.125%	9/1/21	300	359
Sonoco Products Co.	4.375%	11/1/21	65	70
Sonoco Products Co.	5.750%	11/1/40	765	904
Spirit AeroSystems Inc.	3.850%	6/15/26	235	245
Stanley Black & Decker Inc.	2.451%	11/17/18	400	409
Stanley Black & Decker Inc.	3.400%	12/1/21	450	484
Stanley Black & Decker Inc.	5.200%	9/1/40	150	182
Textron Inc.	5.600%	12/1/17	125	131
Textron Inc.	7.250%	10/1/19	650	746
Textron Inc.	4.300%	3/1/24	625	670
Textron Inc.	4.000%	3/15/26	300	314
Timken Co.	3.875%	9/1/24	200	200
Tyco International Finance SA	3.900%	2/14/26	600	652

Tyco International Finance SA	5.125%	9/14/45	300	356
United Technologies Corp.	5.375%	12/15/17	1,575	1,654
United Technologies Corp.	6.125%	2/1/19	1,133	1,255
United Technologies Corp.	4.500%	4/15/20	445	492
United Technologies Corp.	3.100%	6/1/22	1,600	1,719
United Technologies Corp.	6.700%	8/1/28	200	272
United Technologies Corp.	7.500%	9/15/29	100	149
United Technologies Corp.	5.400%	5/1/35	400	498
United Technologies Corp.	6.050%	6/1/36	285	382
United Technologies Corp.	6.125%	7/15/38	1,000	1,364
United Technologies Corp.	5.700%	4/15/40	625	826
United Technologies Corp.	4.500%	6/1/42	2,725	3,164
United Technologies Corp.	4.150%	5/15/45	50	55
Valmont Industries Inc.	5.000%	10/1/44	290	282
Valmont Industries Inc.	5.250%	10/1/54	250	234
Vulcan Materials Co.	7.500%	6/15/21	400	486
Vulcan Materials Co.	4.500%	4/1/25	250	272
Waste Management Inc.	6.100%	3/15/18	1,100	1,175
Waste Management Inc.	4.600%	3/1/21	275	306
Waste Management Inc.	2.400%	5/15/23	350	354
Waste Management Inc.	3.500%	5/15/24	700	756
Waste Management Inc.	3.125%	3/1/25	250	263
Waste Management Inc.	3.900%	3/1/35	250	267
Waste Management Inc.	4.100%	3/1/45	500	552
WW Grainger Inc.	4.600%	6/15/45	1,050	1,233
WW Grainger Inc.	3.750%	5/15/46	325	336

Communication (1.1%)
21st Century Fox America Inc.	6.900%	3/1/19	660	741
21st Century Fox America Inc.	5.650%	8/15/20	500	570
21st Century Fox America Inc.	4.500%	2/15/21	435	482
21st Century Fox America Inc.	3.000%	9/15/22	500	521
21st Century Fox America Inc.	4.000%	10/1/23	275	302
21st Century Fox America Inc.	3.700%	10/15/25	400	434
21st Century Fox America Inc.	6.550%	3/15/33	892	1,142
21st Century Fox America Inc.	6.200%	12/15/34	975	1,234
21st Century Fox America Inc.	6.400%	12/15/35	1,500	1,930
21st Century Fox America Inc.	8.150%	10/17/36	385	561
21st Century Fox America Inc.	6.150%	3/1/37	345	434
21st Century Fox America Inc.	6.900%	8/15/39	425	571
21st Century Fox America Inc.	6.150%	2/15/41	350	444
21st Century Fox America Inc.	5.400%	10/1/43	1,675	1,998
21st Century Fox America Inc.	4.750%	9/15/44	450	496
8 Activision Blizzard Inc.	2.300%	9/15/21	400	401
8 Activision Blizzard Inc.	3.400%	9/15/26	600	603
America Movil SAB de CV	5.625%	11/15/17	350	367
America Movil SAB de CV	5.000%	10/16/19	850	928
America Movil SAB de CV	5.000%	3/30/20	1,460	1,610
America Movil SAB de CV	3.125%	7/16/22	200	206
America Movil SAB de CV	6.375%	3/1/35	200	243
America Movil SAB de CV	6.125%	11/15/37	300	361
America Movil SAB de CV	6.125%	3/30/40	2,710	3,265
America Movil SAB de CV	4.375%	7/16/42	425	420
American Tower Corp.	4.500%	1/15/18	1,400	1,452
American Tower Corp.	2.800%	6/1/20	600	615
American Tower Corp.	5.050%	9/1/20	155	171
American Tower Corp.	3.300%	2/15/21	600	628

American Tower Corp.	5.900%	11/1/21	1,500	1,750
American Tower Corp.	2.250%	1/15/22	350	349
American Tower Corp.	5.000%	2/15/24	2,150	2,442
American Tower Corp.	4.000%	6/1/25	425	455
American Tower Corp.	3.375%	10/15/26	1,639	1,665
American Tower Corp.	3.125%	1/15/27	325	324
AT&T Corp.	8.250%	11/15/31	931	1,370
AT&T Inc.	1.700%	6/1/17	1,975	1,980
AT&T Inc.	5.500%	2/1/18	2,385	2,512
AT&T Inc.	5.600%	5/15/18	250	267
AT&T Inc.	2.375%	11/27/18	950	968
AT&T Inc.	5.800%	2/15/19	225	247
AT&T Inc.	2.300%	3/11/19	625	636
AT&T Inc.	5.875%	10/1/19	1,880	2,100
AT&T Inc.	5.200%	3/15/20	1,150	1,274
AT&T Inc.	2.450%	6/30/20	1,950	1,991
AT&T Inc.	4.600%	2/15/21	425	466
AT&T Inc.	5.000%	3/1/21	925	1,035
AT&T Inc.	4.450%	5/15/21	485	533
AT&T Inc.	3.875%	8/15/21	5,615	6,064
AT&T Inc.	3.000%	2/15/22	600	619
AT&T Inc.	3.000%	6/30/22	2,000	2,057
AT&T Inc.	2.625%	12/1/22	875	885
AT&T Inc.	3.600%	2/17/23	2,650	2,792
AT&T Inc.	4.450%	4/1/24	1,075	1,184
AT&T Inc.	3.950%	1/15/25	2,225	2,362
AT&T Inc.	4.125%	2/17/26	1,100	1,189
AT&T Inc.	6.450%	6/15/34	795	983
AT&T Inc.	4.500%	5/15/35	800	844
AT&T Inc.	6.500%	9/1/37	348	437
AT&T Inc.	6.300%	1/15/38	710	883
AT&T Inc.	6.550%	2/15/39	610	783
AT&T Inc.	6.350%	3/15/40	275	345
AT&T Inc.	5.350%	9/1/40	2,555	2,851
AT&T Inc.	6.375%	3/1/41	1,225	1,538
AT&T Inc.	5.550%	8/15/41	160	184
AT&T Inc.	5.150%	3/15/42	825	905
AT&T Inc.	4.300%	12/15/42	1,773	1,765
AT&T Inc.	4.800%	6/15/44	2,000	2,104
AT&T Inc.	4.350%	6/15/45	1,325	1,304
AT&T Inc.	4.750%	5/15/46	2,500	2,615
AT&T Inc.	5.650%	2/15/47	750	885
8 AT&T Inc.	4.500%	3/9/48	1,618	1,629
8 AT&T Inc.	4.550%	3/9/49	437	442
AT&T Mobility LLC	7.125%	12/15/31	400	543
Bellsouth Capital Funding Corp.	7.875%	2/15/30	278	379
BellSouth LLC	6.875%	10/15/31	206	257
BellSouth LLC	6.550%	6/15/34	211	251
BellSouth LLC	6.000%	11/15/34	94	107
BellSouth Telecommunications LLC	6.375%	6/1/28	790	955
British Telecommunications plc	5.950%	1/15/18	1,440	1,524
British Telecommunications plc	2.350%	2/14/19	200	204
British Telecommunications plc	9.375%	12/15/30	1,700	2,751
CBS Corp.	2.300%	8/15/19	350	355
CBS Corp.	5.750%	4/15/20	360	405
CBS Corp.	4.300%	2/15/21	550	598
CBS Corp.	3.375%	3/1/22	725	762

CBS Corp.	3.700%	8/15/24	575	601
CBS Corp.	7.875%	7/30/30	300	426
CBS Corp.	5.500%	5/15/33	200	224
CBS Corp.	4.850%	7/1/42	225	236
CBS Corp.	4.900%	8/15/44	550	584
CBS Corp.	4.600%	1/15/45	650	669
CC Holdings GS V LLC / Crown Castle GS III
Corp.	3.849%	4/15/23	1,000	1,072
8 Charter Communications Operating LLC /
Charter Communications Operating Capital	3.579%	7/23/20	850	887
8 Charter Communications Operating LLC /
Charter Communications Operating Capital	4.464%	7/23/22	750	809
8 Charter Communications Operating LLC /
Charter Communications Operating Capital	4.908%	7/23/25	3,650	4,025
8 Charter Communications Operating LLC /
Charter Communications Operating Capital	6.384%	10/23/35	1,300	1,528
8 Charter Communications Operating LLC /
Charter Communications Operating Capital	6.484%	10/23/45	2,275	2,746
8 Charter Communications Operating LLC /
Charter Communications Operating Capital	6.834%	10/23/55	325	389
Comcast Cable Communications Holdings
Inc.	9.455%	11/15/22	1,108	1,558
Comcast Cable Communications LLC	8.875%	5/1/17	850	886
Comcast Corp.	5.700%	5/15/18	1,475	1,580
Comcast Corp.	5.700%	7/1/19	1,305	1,456
Comcast Corp.	3.125%	7/15/22	100	106
Comcast Corp.	2.750%	3/1/23	1,625	1,685
Comcast Corp.	3.600%	3/1/24	350	382
Comcast Corp.	3.375%	8/15/25	1,000	1,075
Comcast Corp.	3.150%	3/1/26	3,000	3,171
Comcast Corp.	4.250%	1/15/33	2,450	2,722
Comcast Corp.	7.050%	3/15/33	1,000	1,418
Comcast Corp.	5.650%	6/15/35	1,450	1,864
Comcast Corp.	6.500%	11/15/35	1,075	1,490
Comcast Corp.	3.200%	7/15/36	650	636
Comcast Corp.	6.450%	3/15/37	900	1,242
Comcast Corp.	6.950%	8/15/37	1,220	1,779
Comcast Corp.	6.400%	5/15/38	600	835
Comcast Corp.	4.650%	7/15/42	1,410	1,631
Comcast Corp.	4.500%	1/15/43	225	254
Comcast Corp.	4.600%	8/15/45	925	1,070
Comcast Corp.	3.400%	7/15/46	925	898
Crown Castle International Corp.	3.400%	2/15/21	1,600	1,674
Crown Castle International Corp.	2.250%	9/1/21	300	299
Crown Castle International Corp.	4.875%	4/15/22	550	613
Crown Castle International Corp.	5.250%	1/15/23	1,000	1,131
Crown Castle International Corp.	4.450%	2/15/26	1,200	1,322
Crown Castle International Corp.	3.700%	6/15/26	650	679
Deutsche Telekom International Finance BV	6.750%	8/20/18	325	356
Deutsche Telekom International Finance BV	6.000%	7/8/19	675	755
Deutsche Telekom International Finance BV	8.750%	6/15/30	2,750	4,287
Discovery Communications LLC	5.050%	6/1/20	1,150	1,259
Discovery Communications LLC	4.375%	6/15/21	655	712
Discovery Communications LLC	3.300%	5/15/22	125	128
Discovery Communications LLC	3.250%	4/1/23	500	506
Discovery Communications LLC	3.450%	3/15/25	1,000	989
Discovery Communications LLC	4.900%	3/11/26	500	543

Discovery Communications LLC	4.875%	4/1/43	125	119
Electronic Arts Inc.	3.700%	3/1/21	375	399
Electronic Arts Inc.	4.800%	3/1/26	275	303
Grupo Televisa SAB	6.000%	5/15/18	1,400	1,494
Grupo Televisa SAB	6.625%	3/18/25	450	546
Grupo Televisa SAB	4.625%	1/30/26	1,000	1,068
Grupo Televisa SAB	6.625%	1/15/40	500	572
GTE Corp.	6.940%	4/15/28	325	428
Historic TW Inc.	6.625%	5/15/29	200	262
Interpublic Group of Cos. Inc.	3.750%	2/15/23	500	524
Interpublic Group of Cos. Inc.	4.200%	4/15/24	825	889
Koninklijke KPN NV	8.375%	10/1/30	600	846
Moody's Corp.	2.750%	7/15/19	400	411
Moody's Corp.	4.500%	9/1/22	1,300	1,452
Moody's Corp.	5.250%	7/15/44	275	339
NBCUniversal Media LLC	5.150%	4/30/20	925	1,037
NBCUniversal Media LLC	4.375%	4/1/21	205	228
NBCUniversal Media LLC	2.875%	1/15/23	1,250	1,302
NBCUniversal Media LLC	6.400%	4/30/40	350	492
NBCUniversal Media LLC	5.950%	4/1/41	1,075	1,444
NBCUniversal Media LLC	4.450%	1/15/43	400	451
New Cingular Wireless Services Inc.	8.750%	3/1/31	155	239
Omnicom Group Inc.	6.250%	7/15/19	175	197
Omnicom Group Inc.	4.450%	8/15/20	500	547
Omnicom Group Inc.	3.625%	5/1/22	1,100	1,178
Omnicom Group Inc.	3.650%	11/1/24	900	955
Omnicom Group Inc.	3.600%	4/15/26	1,950	2,062
Orange SA	5.375%	7/8/19	1,025	1,131
Orange SA	4.125%	9/14/21	902	999
Orange SA	9.000%	3/1/31	2,235	3,566
Orange SA	5.375%	1/13/42	575	691
Orange SA	5.500%	2/6/44	575	722
Pacific Bell Telephone Co.	7.125%	3/15/26	200	260
Qwest Corp.	6.750%	12/1/21	410	457
Qwest Corp.	7.250%	9/15/25	175	192
Qwest Corp.	6.875%	9/15/33	1,018	1,017
Qwest Corp.	7.125%	11/15/43	550	557
RELX Capital Inc.	8.625%	1/15/19	259	297
RELX Capital Inc.	3.125%	10/15/22	705	720
Rogers Communications Inc.	6.800%	8/15/18	950	1,041
Rogers Communications Inc.	3.000%	3/15/23	230	240
Rogers Communications Inc.	4.100%	10/1/23	225	250
Rogers Communications Inc.	3.625%	12/15/25	475	517
Rogers Communications Inc.	4.500%	3/15/43	540	584
Rogers Communications Inc.	5.000%	3/15/44	950	1,115
S&P Global Inc.	5.900%	11/15/17	150	157
S&P Global Inc.	3.300%	8/14/20	450	472
S&P Global Inc.	4.000%	6/15/25	450	491
S&P Global Inc.	4.400%	2/15/26	875	983
8 S&P Global Inc.	2.950%	1/22/27	625	629
S&P Global Inc.	6.550%	11/15/37	350	440
Scripps Networks Interactive Inc.	2.750%	11/15/19	500	513
Scripps Networks Interactive Inc.	2.800%	6/15/20	325	333
Scripps Networks Interactive Inc.	3.900%	11/15/24	250	263
Telefonica Emisiones SAU	3.192%	4/27/18	1,025	1,048
Telefonica Emisiones SAU	5.877%	7/15/19	910	1,004
Telefonica Emisiones SAU	5.134%	4/27/20	705	778

Telefonica Emisiones SAU	5.462%	2/16/21	350	398
Telefonica Emisiones SAU	4.570%	4/27/23	1,000	1,110
Telefonica Emisiones SAU	7.045%	6/20/36	1,485	1,950
Telefonica Europe BV	8.250%	9/15/30	750	1,091
TELUS Corp.	2.800%	2/16/27	1,150	1,150
Thomson Reuters Corp.	6.500%	7/15/18	50	54
Thomson Reuters Corp.	4.700%	10/15/19	125	135
Thomson Reuters Corp.	4.300%	11/23/23	600	654
Thomson Reuters Corp.	3.850%	9/29/24	1,500	1,588
Thomson Reuters Corp.	3.350%	5/15/26	500	513
Thomson Reuters Corp.	5.500%	8/15/35	350	403
Thomson Reuters Corp.	5.850%	4/15/40	1,425	1,714
Thomson Reuters Corp.	5.650%	11/23/43	1,375	1,638
Time Warner Cable Inc.	6.750%	7/1/18	475	516
Time Warner Cable Inc.	8.750%	2/14/19	1,250	1,442
Time Warner Cable Inc.	8.250%	4/1/19	700	806
Time Warner Cable Inc.	5.000%	2/1/20	2,045	2,218
Time Warner Cable Inc.	4.125%	2/15/21	500	531
Time Warner Cable Inc.	4.000%	9/1/21	850	901
Time Warner Cable Inc.	6.550%	5/1/37	550	652
Time Warner Cable Inc.	7.300%	7/1/38	1,400	1,804
Time Warner Cable Inc.	6.750%	6/15/39	1,600	1,948
Time Warner Cable Inc.	5.500%	9/1/41	750	802
Time Warner Cable Inc.	4.500%	9/15/42	800	762
Time Warner Cos. Inc.	7.570%	2/1/24	1,000	1,295
Time Warner Cos. Inc.	6.950%	1/15/28	1,795	2,378
Time Warner Entertainment Co. LP	8.375%	3/15/23	800	1,040
Time Warner Entertainment Co. LP	8.375%	7/15/33	650	886
Time Warner Inc.	2.100%	6/1/19	550	558
Time Warner Inc.	4.875%	3/15/20	1,240	1,369
Time Warner Inc.	4.700%	1/15/21	700	779
Time Warner Inc.	4.750%	3/29/21	600	672
Time Warner Inc.	4.000%	1/15/22	205	224
Time Warner Inc.	4.050%	12/15/23	75	82
Time Warner Inc.	3.550%	6/1/24	525	558
Time Warner Inc.	3.600%	7/15/25	825	877
Time Warner Inc.	3.875%	1/15/26	350	379
Time Warner Inc.	7.625%	4/15/31	835	1,182
Time Warner Inc.	7.700%	5/1/32	1,840	2,610
Time Warner Inc.	6.200%	3/15/40	150	193
Time Warner Inc.	6.100%	7/15/40	825	1,038
Time Warner Inc.	6.250%	3/29/41	325	420
Time Warner Inc.	5.375%	10/15/41	205	242
Time Warner Inc.	4.900%	6/15/42	250	279
Time Warner Inc.	5.350%	12/15/43	125	149
Time Warner Inc.	4.650%	6/1/44	525	570
Time Warner Inc.	4.850%	7/15/45	200	224
Verizon Communications Inc.	1.100%	11/1/17	200	200
Verizon Communications Inc.	5.500%	2/15/18	925	977
Verizon Communications Inc.	6.100%	4/15/18	155	166
Verizon Communications Inc.	3.650%	9/14/18	2,630	2,745
Verizon Communications Inc.	1.375%	8/15/19	1,125	1,120
Verizon Communications Inc.	2.625%	2/21/20	1,223	1,259
Verizon Communications Inc.	4.500%	9/15/20	1,105	1,213
Verizon Communications Inc.	3.450%	3/15/21	300	320
Verizon Communications Inc.	4.600%	4/1/21	2,040	2,274
Verizon Communications Inc.	1.750%	8/15/21	950	940

Verizon Communications Inc.	3.000%	11/1/21	850	889
Verizon Communications Inc.	3.500%	11/1/21	1,040	1,118
Verizon Communications Inc.	2.450%	11/1/22	1,925	1,953
Verizon Communications Inc.	5.150%	9/15/23	5,515	6,423
Verizon Communications Inc.	4.150%	3/15/24	1,300	1,429
Verizon Communications Inc.	3.500%	11/1/24	1,000	1,066
Verizon Communications Inc.	2.625%	8/15/26	2,025	1,995
Verizon Communications Inc.	7.750%	12/1/30	785	1,135
Verizon Communications Inc.	6.400%	9/15/33	563	731
Verizon Communications Inc.	5.050%	3/15/34	675	760
Verizon Communications Inc.	4.400%	11/1/34	2,200	2,339
Verizon Communications Inc.	5.850%	9/15/35	500	621
Verizon Communications Inc.	4.272%	1/15/36	1,469	1,533
Verizon Communications Inc.	6.250%	4/1/37	775	983
Verizon Communications Inc.	6.400%	2/15/38	835	1,084
Verizon Communications Inc.	6.900%	4/15/38	225	302
Verizon Communications Inc.	7.350%	4/1/39	1,200	1,698
Verizon Communications Inc.	6.000%	4/1/41	445	561
Verizon Communications Inc.	4.750%	11/1/41	625	681
Verizon Communications Inc.	3.850%	11/1/42	1,250	1,198
Verizon Communications Inc.	6.550%	9/15/43	1,898	2,557
Verizon Communications Inc.	4.125%	8/15/46	1,855	1,860
Verizon Communications Inc.	4.862%	8/21/46	2,567	2,863
Verizon Communications Inc.	4.522%	9/15/48	2,716	2,879
Verizon Communications Inc.	5.012%	8/21/54	4,363	4,836
Verizon Communications Inc.	4.672%	3/15/55	4,302	4,512
Viacom Inc.	2.500%	9/1/18	175	177
Viacom Inc.	2.200%	4/1/19	625	626
Viacom Inc.	5.625%	9/15/19	750	820
Viacom Inc.	2.750%	12/15/19	825	839
Viacom Inc.	3.875%	12/15/21	495	526
Viacom Inc.	3.125%	6/15/22	75	76
Viacom Inc.	4.250%	9/1/23	2,275	2,414
Viacom Inc.	3.875%	4/1/24	625	645
Viacom Inc.	4.850%	12/15/34	375	382
Viacom Inc.	6.875%	4/30/36	915	1,078
Viacom Inc.	4.375%	3/15/43	1,212	1,115
Viacom Inc.	5.850%	9/1/43	1,075	1,215
Viacom Inc.	5.250%	4/1/44	150	157
Vodafone Group plc	1.500%	2/19/18	1,450	1,450
Vodafone Group plc	4.625%	7/15/18	125	132
Vodafone Group plc	5.450%	6/10/19	775	850
Vodafone Group plc	2.500%	9/26/22	200	201
Vodafone Group plc	2.950%	2/19/23	545	558
Vodafone Group plc	7.875%	2/15/30	425	590
Vodafone Group plc	6.250%	11/30/32	350	430
Vodafone Group plc	6.150%	2/27/37	605	734
Vodafone Group plc	4.375%	2/19/43	2,125	2,130
Walt Disney Co.	1.100%	12/1/17	850	851
Walt Disney Co.	1.650%	1/8/19	350	354
Walt Disney Co.	1.850%	5/30/19	725	737
Walt Disney Co.	2.150%	9/17/20	1,100	1,131
Walt Disney Co.	2.300%	2/12/21	550	566
Walt Disney Co.	2.350%	12/1/22	25	26
Walt Disney Co.	3.150%	9/17/25	1,200	1,300
Walt Disney Co.	3.000%	2/13/26	1,000	1,059
Walt Disney Co.	1.850%	7/30/26	1,100	1,049

Walt Disney Co.	4.375%	8/16/41	225	261
Walt Disney Co.	4.125%	12/1/41	350	393
Walt Disney Co.	3.700%	12/1/42	450	476
Walt Disney Co.	4.125%	6/1/44	1,400	1,589
WPP Finance 2010	4.750%	11/21/21	221	248
WPP Finance 2010	3.750%	9/19/24	525	557
WPP Finance 2010	5.125%	9/7/42	1,050	1,153

Consumer Cyclical (0.8%)
Advance Auto Parts Inc.	5.750%	5/1/20	100	110
Advance Auto Parts Inc.	4.500%	1/15/22	175	189
Advance Auto Parts Inc.	4.500%	12/1/23	400	433
Alibaba Group Holding Ltd.	1.625%	11/28/17	1,025	1,025
Alibaba Group Holding Ltd.	2.500%	11/28/19	1,325	1,341
Alibaba Group Holding Ltd.	3.125%	11/28/21	300	312
Alibaba Group Holding Ltd.	3.600%	11/28/24	1,600	1,664
Alibaba Group Holding Ltd.	4.500%	11/28/34	600	661
Amazon.com Inc.	1.200%	11/29/17	650	651
Amazon.com Inc.	2.600%	12/5/19	900	932
Amazon.com Inc.	3.300%	12/5/21	750	804
Amazon.com Inc.	2.500%	11/29/22	475	489
Amazon.com Inc.	3.800%	12/5/24	400	445
Amazon.com Inc.	4.800%	12/5/34	975	1,147
Amazon.com Inc.	4.950%	12/5/44	975	1,195
American Honda Finance Corp.	1.550%	12/11/17	1,700	1,708
American Honda Finance Corp.	1.600%	7/13/18	500	503
American Honda Finance Corp.	2.125%	10/10/18	450	458
American Honda Finance Corp.	1.200%	7/12/19	800	795
American Honda Finance Corp.	2.250%	8/15/19	800	820
American Honda Finance Corp.	2.450%	9/24/20	725	745
American Honda Finance Corp.	1.650%	7/12/21	500	495
American Honda Finance Corp.	1.700%	9/9/21	850	842
American Honda Finance Corp.	2.300%	9/9/26	250	249
Automatic Data Processing Inc.	2.250%	9/15/20	650	671
Automatic Data Processing Inc.	3.375%	9/15/25	675	737
AutoNation Inc.	6.750%	4/15/18	250	267
AutoNation Inc.	5.500%	2/1/20	180	198
AutoNation Inc.	3.350%	1/15/21	500	515
AutoNation Inc.	4.500%	10/1/25	400	424
AutoZone Inc.	7.125%	8/1/18	750	823
AutoZone Inc.	3.700%	4/15/22	600	642
AutoZone Inc.	2.875%	1/15/23	200	205
AutoZone Inc.	3.125%	7/15/23	275	285
AutoZone Inc.	3.250%	4/15/25	260	269
AutoZone Inc.	3.125%	4/21/26	300	307
Bed Bath & Beyond Inc.	3.749%	8/1/24	100	104
Bed Bath & Beyond Inc.	4.915%	8/1/34	175	178
Bed Bath & Beyond Inc.	5.165%	8/1/44	525	510
Best Buy Co. Inc.	5.500%	3/15/21	125	138
Block Financial LLC	4.125%	10/1/20	313	328
Block Financial LLC	5.500%	11/1/22	300	324
Block Financial LLC	5.250%	10/1/25	350	378
BorgWarner Inc.	4.625%	9/15/20	50	54
BorgWarner Inc.	3.375%	3/15/25	250	256
BorgWarner Inc.	4.375%	3/15/45	500	527
Brinker International Inc.	3.875%	5/15/23	200	190
Carnival Corp.	3.950%	10/15/20	450	487

Coach Inc.	4.250%	4/1/25	450	471
Costco Wholesale Corp.	1.125%	12/15/17	1,525	1,527
Costco Wholesale Corp.	1.750%	2/15/20	25	25
Cummins Inc.	3.650%	10/1/23	350	379
Cummins Inc.	7.125%	3/1/28	50	69
Cummins Inc.	4.875%	10/1/43	400	478
CVS Health Corp.	1.900%	7/20/18	4,500	4,542
CVS Health Corp.	2.250%	12/5/18	375	381
CVS Health Corp.	2.800%	7/20/20	500	518
CVS Health Corp.	2.125%	6/1/21	1,700	1,716
CVS Health Corp.	3.500%	7/20/22	950	1,018
CVS Health Corp.	2.750%	12/1/22	975	1,004
CVS Health Corp.	4.750%	12/1/22	250	284
CVS Health Corp.	3.375%	8/12/24	660	699
CVS Health Corp.	3.875%	7/20/25	2,457	2,680
CVS Health Corp.	2.875%	6/1/26	1,150	1,167
CVS Health Corp.	5.300%	12/5/43	500	622
CVS Health Corp.	5.125%	7/20/45	3,150	3,839
Daimler Finance North America LLC	8.500%	1/18/31	1,105	1,805
Delphi Automotive plc	3.150%	11/19/20	350	363
Delphi Automotive plc	4.250%	1/15/26	700	766
Delphi Automotive plc	4.400%	10/1/46	225	230
Delphi Corp.	4.150%	3/15/24	475	511
Dollar General Corp.	3.250%	4/15/23	800	825
Dollar General Corp.	4.150%	11/1/25	500	543
DR Horton Inc.	5.750%	8/15/23	250	286
eBay Inc.	2.500%	3/9/18	100	101
eBay Inc.	2.200%	8/1/19	1,100	1,113
eBay Inc.	3.250%	10/15/20	125	130
eBay Inc.	2.875%	8/1/21	450	464
eBay Inc.	3.800%	3/9/22	500	535
eBay Inc.	2.600%	7/15/22	1,000	1,012
eBay Inc.	3.450%	8/1/24	800	831
eBay Inc.	4.000%	7/15/42	400	370
Expedia Inc.	5.950%	8/15/20	1,750	1,968
Expedia Inc.	4.500%	8/15/24	335	352
8 Expedia Inc.	5.000%	2/15/26	200	210
Ford Motor Co.	6.625%	10/1/28	575	721
Ford Motor Co.	6.375%	2/1/29	275	335
Ford Motor Co.	7.450%	7/16/31	2,425	3,198
Ford Motor Co.	4.750%	1/15/43	750	775
Ford Motor Co.	7.400%	11/1/46	300	434
Ford Motor Credit Co. LLC	4.250%	2/3/17	650	655
Ford Motor Credit Co. LLC	1.724%	12/6/17	600	601
Ford Motor Credit Co. LLC	2.145%	1/9/18	2,000	2,010
Ford Motor Credit Co. LLC	2.375%	1/16/18	163	164
Ford Motor Credit Co. LLC	5.000%	5/15/18	2,150	2,257
Ford Motor Credit Co. LLC	2.875%	10/1/18	390	398
Ford Motor Credit Co. LLC	2.551%	10/5/18	625	634
Ford Motor Credit Co. LLC	1.897%	8/12/19	200	200
Ford Motor Credit Co. LLC	2.597%	11/4/19	750	761
Ford Motor Credit Co. LLC	8.125%	1/15/20	775	914
Ford Motor Credit Co. LLC	3.157%	8/4/20	1,100	1,134
Ford Motor Credit Co. LLC	3.200%	1/15/21	850	873
Ford Motor Credit Co. LLC	3.336%	3/18/21	1,500	1,543
Ford Motor Credit Co. LLC	5.875%	8/2/21	1,175	1,340
Ford Motor Credit Co. LLC	3.219%	1/9/22	2,850	2,923

Ford Motor Credit Co. LLC	4.250%	9/20/22	575	620
Ford Motor Credit Co. LLC	4.375%	8/6/23	850	914
Ford Motor Credit Co. LLC	3.664%	9/8/24	500	514
Ford Motor Credit Co. LLC	4.134%	8/4/25	900	950
General Motors Co.	3.500%	10/2/18	425	437
General Motors Co.	4.875%	10/2/23	980	1,060
General Motors Co.	4.000%	4/1/25	325	333
General Motors Co.	5.000%	4/1/35	680	703
General Motors Co.	6.600%	4/1/36	100	121
General Motors Co.	6.250%	10/2/43	960	1,134
General Motors Co.	5.200%	4/1/45	1,995	2,074
General Motors Co.	6.750%	4/1/46	665	833
General Motors Financial Co. Inc.	3.000%	9/25/17	155	157
General Motors Financial Co. Inc.	3.250%	5/15/18	335	341
General Motors Financial Co. Inc.	6.750%	6/1/18	825	887
General Motors Financial Co. Inc.	3.100%	1/15/19	1,150	1,172
General Motors Financial Co. Inc.	2.400%	5/9/19	2,000	2,007
General Motors Financial Co. Inc.	3.500%	7/10/19	1,025	1,059
General Motors Financial Co. Inc.	3.150%	1/15/20	555	566
General Motors Financial Co. Inc.	3.200%	7/13/20	1,600	1,639
General Motors Financial Co. Inc.	3.700%	11/24/20	975	1,015
General Motors Financial Co. Inc.	4.200%	3/1/21	625	657
General Motors Financial Co. Inc.	3.200%	7/6/21	850	860
General Motors Financial Co. Inc.	4.375%	9/25/21	375	401
General Motors Financial Co. Inc.	3.450%	4/10/22	1,515	1,535
General Motors Financial Co. Inc.	3.700%	5/9/23	1,000	1,017
General Motors Financial Co. Inc.	4.250%	5/15/23	525	545
General Motors Financial Co. Inc.	4.000%	1/15/25	650	659
General Motors Financial Co. Inc.	5.250%	3/1/26	575	632
Harley-Davidson Inc.	3.500%	7/28/25	400	422
Harley-Davidson Inc.	4.625%	7/28/45	500	548
Harman International Industries Inc.	4.150%	5/15/25	275	284
Home Depot Inc.	2.250%	9/10/18	725	741
Home Depot Inc.	2.000%	6/15/19	1,300	1,327
Home Depot Inc.	2.000%	4/1/21	2,175	2,212
Home Depot Inc.	4.400%	4/1/21	600	668
Home Depot Inc.	2.625%	6/1/22	840	872
Home Depot Inc.	2.700%	4/1/23	600	624
Home Depot Inc.	3.750%	2/15/24	900	996
Home Depot Inc.	3.350%	9/15/25	500	542
Home Depot Inc.	3.000%	4/1/26	1,500	1,585
Home Depot Inc.	5.875%	12/16/36	2,245	3,084
Home Depot Inc.	5.950%	4/1/41	375	512
Home Depot Inc.	4.200%	4/1/43	1,250	1,410
Home Depot Inc.	4.875%	2/15/44	1,250	1,529
Home Depot Inc.	4.250%	4/1/46	620	714
Home Depot Inc.	3.500%	9/15/56	1,000	975
Hyatt Hotels Corp.	3.375%	7/15/23	800	825
Johnson Controls Inc.	1.400%	11/2/17	175	175
Johnson Controls Inc.	5.000%	3/30/20	200	218
Johnson Controls Inc.	4.250%	3/1/21	345	369
Johnson Controls Inc.	3.750%	12/1/21	175	189
Johnson Controls Inc.	3.625%	7/2/24	300	321
Johnson Controls Inc.	6.000%	1/15/36	275	332
Johnson Controls Inc.	5.700%	3/1/41	205	247
Johnson Controls Inc.	5.250%	12/1/41	100	116
Johnson Controls Inc.	4.625%	7/2/44	200	222

Johnson Controls Inc.	4.950%	7/2/64	300	314
Kohl's Corp.	4.000%	11/1/21	845	904
Kohl's Corp.	4.250%	7/17/25	325	335
Kohl's Corp.	5.550%	7/17/45	300	295
Lowe's Cos. Inc.	4.625%	4/15/20	445	486
Lowe's Cos. Inc.	3.750%	4/15/21	205	224
Lowe's Cos. Inc.	3.800%	11/15/21	250	275
Lowe's Cos. Inc.	3.120%	4/15/22	450	477
Lowe's Cos. Inc.	3.875%	9/15/23	300	333
Lowe's Cos. Inc.	3.125%	9/15/24	300	319
Lowe's Cos. Inc.	3.375%	9/15/25	475	512
Lowe's Cos. Inc.	2.500%	4/15/26	900	902
Lowe's Cos. Inc.	6.875%	2/15/28	192	265
Lowe's Cos. Inc.	5.500%	10/15/35	850	1,077
Lowe's Cos. Inc.	5.800%	4/15/40	1,280	1,695
Lowe's Cos. Inc.	5.125%	11/15/41	100	123
Lowe's Cos. Inc.	4.650%	4/15/42	1,025	1,196
Lowe's Cos. Inc.	5.000%	9/15/43	100	121
Lowe's Cos. Inc.	4.250%	9/15/44	225	250
Lowe's Cos. Inc.	4.375%	9/15/45	475	541
Lowe's Cos. Inc.	3.700%	4/15/46	850	875
Macy's Retail Holdings Inc.	3.450%	1/15/21	310	324
Macy's Retail Holdings Inc.	3.875%	1/15/22	150	158
Macy's Retail Holdings Inc.	2.875%	2/15/23	530	518
Macy's Retail Holdings Inc.	4.375%	9/1/23	750	795
Macy's Retail Holdings Inc.	3.625%	6/1/24	75	76
Macy's Retail Holdings Inc.	6.900%	4/1/29	475	540
Macy's Retail Holdings Inc.	4.500%	12/15/34	800	749
Macy's Retail Holdings Inc.	6.375%	3/15/37	275	296
Macy's Retail Holdings Inc.	5.125%	1/15/42	275	260
Magna International Inc.	3.625%	6/15/24	450	476
Magna International Inc.	4.150%	10/1/25	300	330
Marriott International Inc.	3.375%	10/15/20	850	888
Marriott International Inc.	2.875%	3/1/21	500	517
Marriott International Inc.	3.125%	10/15/21	350	364
Marriott International Inc.	2.300%	1/15/22	400	403
Marriott International Inc.	3.750%	10/1/25	200	213
Marriott International Inc.	3.125%	6/15/26	595	602
MasterCard Inc.	2.000%	4/1/19	250	254
MasterCard Inc.	3.375%	4/1/24	625	674
McDonald's Corp.	5.300%	3/15/17	400	408
McDonald's Corp.	5.800%	10/15/17	550	576
McDonald's Corp.	5.350%	3/1/18	880	929
McDonald's Corp.	2.100%	12/7/18	200	203
McDonald's Corp.	1.875%	5/29/19	250	253
McDonald's Corp.	2.750%	12/9/20	425	441
McDonald's Corp.	2.625%	1/15/22	410	424
McDonald's Corp.	3.375%	5/26/25	1,480	1,563
McDonald's Corp.	3.700%	1/30/26	1,125	1,213
McDonald's Corp.	4.700%	12/9/35	575	649
McDonald's Corp.	6.300%	3/1/38	100	133
McDonald's Corp.	5.700%	2/1/39	375	470
McDonald's Corp.	3.700%	2/15/42	1,225	1,213
McDonald's Corp.	3.625%	5/1/43	275	268
McDonald's Corp.	4.600%	5/26/45	625	703
McDonald's Corp.	4.875%	12/9/45	1,125	1,309

Metropolitan Museum of Art New York
Revenue	3.400%	7/1/45	225	234
NIKE Inc.	2.250%	5/1/23	50	51
NIKE Inc.	3.625%	5/1/43	125	132
NIKE Inc.	3.875%	11/1/45	1,025	1,137
Nordstrom Inc.	4.750%	5/1/20	750	821
Nordstrom Inc.	4.000%	10/15/21	585	628
Nordstrom Inc.	6.950%	3/15/28	200	254
Nordstrom Inc.	5.000%	1/15/44	272	286
NVR Inc.	3.950%	9/15/22	400	427
O'Reilly Automotive Inc.	4.875%	1/14/21	50	55
O'Reilly Automotive Inc.	4.625%	9/15/21	300	331
O'Reilly Automotive Inc.	3.800%	9/1/22	255	271
O'Reilly Automotive Inc.	3.850%	6/15/23	300	324
O'Reilly Automotive Inc.	3.550%	3/15/26	200	212
PACCAR Financial Corp.	1.400%	11/17/17	275	276
PACCAR Financial Corp.	1.450%	3/9/18	250	251
PACCAR Financial Corp.	1.750%	8/14/18	75	76
PACCAR Financial Corp.	1.300%	5/10/19	900	900
PACCAR Financial Corp.	1.200%	8/12/19	160	160
PACCAR Financial Corp.	2.200%	9/15/19	150	153
PACCAR Financial Corp.	2.500%	8/14/20	225	232
PACCAR Financial Corp.	2.250%	2/25/21	200	204
Priceline Group Inc.	3.600%	6/1/26	1,000	1,045
QVC Inc.	3.125%	4/1/19	525	538
QVC Inc.	5.125%	7/2/22	25	27
QVC Inc.	4.375%	3/15/23	75	75
QVC Inc.	4.850%	4/1/24	525	533
QVC Inc.	4.450%	2/15/25	300	295
QVC Inc.	5.950%	3/15/43	325	307
Ralph Lauren Corp.	2.125%	9/26/18	200	203
Ralph Lauren Corp.	2.625%	8/18/20	225	233
Ross Stores Inc.	3.375%	9/15/24	150	160
Signet UK Finance plc	4.700%	6/15/24	250	241
Staples Inc.	4.375%	1/12/23	300	309
Starbucks Corp.	2.100%	2/4/21	350	357
Starbucks Corp.	2.700%	6/15/22	350	367
Starbucks Corp.	3.850%	10/1/23	800	893
Starbucks Corp.	2.450%	6/15/26	400	406
Starbucks Corp.	4.300%	6/15/45	175	208
Starwood Hotels & Resorts Worldwide LLC	3.125%	2/15/23	250	255
Starwood Hotels & Resorts Worldwide LLC	3.750%	3/15/25	525	549
Starwood Hotels & Resorts Worldwide LLC	4.500%	10/1/34	175	183
Target Corp.	6.000%	1/15/18	315	335
Target Corp.	2.300%	6/26/19	1,550	1,594
Target Corp.	3.875%	7/15/20	145	158
Target Corp.	2.900%	1/15/22	900	949
Target Corp.	3.500%	7/1/24	925	1,014
Target Corp.	2.500%	4/15/26	700	713
Target Corp.	6.350%	11/1/32	363	493
Target Corp.	6.500%	10/15/37	450	642
Target Corp.	7.000%	1/15/38	300	451
Target Corp.	4.000%	7/1/42	900	981
Target Corp.	3.625%	4/15/46	800	827
Tiffany & Co.	4.900%	10/1/44	175	178
TJX Cos. Inc.	6.950%	4/15/19	175	199
TJX Cos. Inc.	2.750%	6/15/21	400	420

TJX Cos. Inc.	2.500%	5/15/23	700	719
TJX Cos. Inc.	2.250%	9/15/26	900	886
Toyota Motor Credit Corp.	1.250%	10/5/17	1,450	1,451
Toyota Motor Credit Corp.	1.375%	1/10/18	825	826
Toyota Motor Credit Corp.	1.450%	1/12/18	300	301
Toyota Motor Credit Corp.	1.200%	4/6/18	1,000	1,000
Toyota Motor Credit Corp.	2.000%	10/24/18	1,125	1,142
Toyota Motor Credit Corp.	2.100%	1/17/19	1,000	1,017
Toyota Motor Credit Corp.	1.700%	2/19/19	800	806
Toyota Motor Credit Corp.	1.400%	5/20/19	1,500	1,501
Toyota Motor Credit Corp.	2.125%	7/18/19	1,000	1,019
Toyota Motor Credit Corp.	2.150%	3/12/20	1,250	1,277
Toyota Motor Credit Corp.	4.250%	1/11/21	300	331
Toyota Motor Credit Corp.	1.900%	4/8/21	1,000	1,008
Toyota Motor Credit Corp.	2.750%	5/17/21	500	521
Toyota Motor Credit Corp.	3.400%	9/15/21	305	328
Toyota Motor Credit Corp.	3.300%	1/12/22	650	697
Toyota Motor Credit Corp.	2.800%	7/13/22	500	526
Toyota Motor Credit Corp.	2.625%	1/10/23	550	570
Under Armour Inc.	3.250%	6/15/26	295	297
VF Corp.	5.950%	11/1/17	250	262
VF Corp.	3.500%	9/1/21	405	436
VF Corp.	6.450%	11/1/37	300	411
Visa Inc.	1.200%	12/14/17	2,200	2,205
Visa Inc.	2.200%	12/14/20	2,200	2,257
Visa Inc.	2.800%	12/14/22	1,500	1,573
Visa Inc.	3.150%	12/14/25	2,725	2,879
Visa Inc.	4.150%	12/14/35	900	1,019
Visa Inc.	4.300%	12/14/45	2,250	2,607
Wal-Mart Stores Inc.	5.800%	2/15/18	655	698
Wal-Mart Stores Inc.	1.125%	4/11/18	2,225	2,230
Wal-Mart Stores Inc.	1.950%	12/15/18	750	764
Wal-Mart Stores Inc.	3.625%	7/8/20	50	54
Wal-Mart Stores Inc.	3.250%	10/25/20	1,135	1,221
Wal-Mart Stores Inc.	4.250%	4/15/21	1,215	1,363
Wal-Mart Stores Inc.	2.550%	4/11/23	575	597
Wal-Mart Stores Inc.	3.300%	4/22/24	225	244
Wal-Mart Stores Inc.	5.875%	4/5/27	2,365	3,114
Wal-Mart Stores Inc.	5.250%	9/1/35	455	604
Wal-Mart Stores Inc.	6.500%	8/15/37	1,910	2,827
Wal-Mart Stores Inc.	6.200%	4/15/38	800	1,153
Wal-Mart Stores Inc.	5.000%	10/25/40	1,265	1,594
Wal-Mart Stores Inc.	5.625%	4/15/41	1,615	2,207
Wal-Mart Stores Inc.	4.000%	4/11/43	1,120	1,252
Wal-Mart Stores Inc.	4.750%	10/2/43	1,625	2,017
Wal-Mart Stores Inc.	4.300%	4/22/44	450	528
Walgreen Co.	5.250%	1/15/19	231	250
Walgreen Co.	3.100%	9/15/22	400	417
Walgreen Co.	4.400%	9/15/42	300	312
Walgreens Boots Alliance Inc.	1.750%	11/17/17	800	804
Walgreens Boots Alliance Inc.	1.750%	5/30/18	800	804
Walgreens Boots Alliance Inc.	2.700%	11/18/19	600	618
Walgreens Boots Alliance Inc.	2.600%	6/1/21	1,000	1,023
Walgreens Boots Alliance Inc.	3.300%	11/18/21	1,500	1,585
Walgreens Boots Alliance Inc.	3.100%	6/1/23	450	463
Walgreens Boots Alliance Inc.	3.800%	11/18/24	1,025	1,100
Walgreens Boots Alliance Inc.	3.450%	6/1/26	1,225	1,272

Walgreens Boots Alliance Inc.	4.500%	11/18/34	500	535
Walgreens Boots Alliance Inc.	4.800%	11/18/44	880	975
Walgreens Boots Alliance Inc.	4.650%	6/1/46	575	625
Western Union Co.	6.200%	11/17/36	325	348
Western Union Co.	6.200%	6/21/40	150	160
Wyndham Worldwide Corp.	2.950%	3/1/17	425	427
Wyndham Worldwide Corp.	2.500%	3/1/18	250	253
Wyndham Worldwide Corp.	4.250%	3/1/22	500	531
Wyndham Worldwide Corp.	3.900%	3/1/23	175	181

Consumer Noncyclical (1.8%)
Abbott Laboratories	5.125%	4/1/19	646	707
Abbott Laboratories	2.000%	3/15/20	750	762
Abbott Laboratories	2.550%	3/15/22	500	514
Abbott Laboratories	2.950%	3/15/25	100	102
Abbott Laboratories	6.150%	11/30/37	350	460
Abbott Laboratories	6.000%	4/1/39	200	260
Abbott Laboratories	5.300%	5/27/40	310	376
AbbVie Inc.	1.750%	11/6/17	2,525	2,533
AbbVie Inc.	1.800%	5/14/18	1,950	1,958
AbbVie Inc.	2.000%	11/6/18	1,675	1,690
AbbVie Inc.	2.500%	5/14/20	2,375	2,426
AbbVie Inc.	2.300%	5/14/21	625	630
AbbVie Inc.	2.900%	11/6/22	2,450	2,513
AbbVie Inc.	3.200%	11/6/22	900	937
AbbVie Inc.	2.850%	5/14/23	775	787
AbbVie Inc.	3.600%	5/14/25	2,420	2,532
AbbVie Inc.	3.200%	5/14/26	1,300	1,316
AbbVie Inc.	4.500%	5/14/35	1,495	1,593
AbbVie Inc.	4.300%	5/14/36	650	674
AbbVie Inc.	4.400%	11/6/42	1,714	1,782
AbbVie Inc.	4.700%	5/14/45	2,147	2,318
AbbVie Inc.	4.450%	5/14/46	1,000	1,046
Actavis Funding SCS	2.350%	3/12/18	2,850	2,878
Actavis Funding SCS	2.450%	6/15/19	325	332
Actavis Funding SCS	3.000%	3/12/20	2,237	2,310
Actavis Funding SCS	3.450%	3/15/22	1,957	2,045
Actavis Funding SCS	3.850%	6/15/24	750	796
Actavis Funding SCS	3.800%	3/15/25	2,557	2,707
Actavis Funding SCS	4.550%	3/15/35	1,550	1,655
Actavis Funding SCS	4.850%	6/15/44	1,795	1,980
Actavis Funding SCS	4.750%	3/15/45	775	848
Actavis Inc.	1.875%	10/1/17	1,000	1,003
Actavis Inc.	3.250%	10/1/22	1,300	1,348
Actavis Inc.	4.625%	10/1/42	1,125	1,204
Agilent Technologies Inc.	5.000%	7/15/20	200	222
Agilent Technologies Inc.	3.200%	10/1/22	1,000	1,035
Agilent Technologies Inc.	3.875%	7/15/23	300	321
Agilent Technologies Inc.	3.050%	9/22/26	450	455
Allergan Inc.	1.350%	3/15/18	175	175
Allergan Inc.	2.800%	3/15/23	225	225
5 Allina Health System	4.805%	11/15/45	175	210
Altria Group Inc.	9.250%	8/6/19	613	745
Altria Group Inc.	2.625%	1/14/20	950	983
Altria Group Inc.	4.750%	5/5/21	950	1,072
Altria Group Inc.	2.850%	8/9/22	1,150	1,201
Altria Group Inc.	2.950%	5/2/23	200	210

Altria Group Inc.	4.000%	1/31/24	100	112
Altria Group Inc.	2.625%	9/16/26	350	354
Altria Group Inc.	4.250%	8/9/42	1,000	1,091
Altria Group Inc.	4.500%	5/2/43	650	736
Altria Group Inc.	5.375%	1/31/44	775	981
Altria Group Inc.	3.875%	9/16/46	450	468
AmerisourceBergen Corp.	3.500%	11/15/21	850	910
AmerisourceBergen Corp.	3.400%	5/15/24	300	318
AmerisourceBergen Corp.	3.250%	3/1/25	375	397
AmerisourceBergen Corp.	4.250%	3/1/45	400	436
Amgen Inc.	5.700%	2/1/19	780	854
Amgen Inc.	2.200%	5/22/19	1,600	1,630
Amgen Inc.	2.125%	5/1/20	495	502
Amgen Inc.	3.450%	10/1/20	275	291
Amgen Inc.	4.100%	6/15/21	1,360	1,483
Amgen Inc.	1.850%	8/19/21	500	497
Amgen Inc.	3.875%	11/15/21	840	913
Amgen Inc.	2.700%	5/1/22	225	233
Amgen Inc.	3.625%	5/15/22	625	671
Amgen Inc.	2.250%	8/19/23	800	797
Amgen Inc.	3.625%	5/22/24	1,000	1,072
Amgen Inc.	2.600%	8/19/26	1,500	1,477
Amgen Inc.	4.950%	10/1/41	100	112
Amgen Inc.	4.400%	5/1/45	450	474
8 Amgen Inc.	4.563%	6/15/48	2,259	2,419
8 Amgen Inc.	4.663%	6/15/51	4,464	4,772
Anheuser-Busch Cos. LLC	5.500%	1/15/18	250	263
Anheuser-Busch Cos. LLC	6.800%	8/20/32	900	1,213
Anheuser-Busch Cos. LLC	6.500%	5/1/42	325	457
Anheuser-Busch InBev Finance Inc.	1.250%	1/17/18	625	628
Anheuser-Busch InBev Finance Inc.	1.900%	2/1/19	3,000	3,027
Anheuser-Busch InBev Finance Inc.	2.150%	2/1/19	1,800	1,829
Anheuser-Busch InBev Finance Inc.	2.650%	2/1/21	4,610	4,758
Anheuser-Busch InBev Finance Inc.	2.625%	1/17/23	500	510
Anheuser-Busch InBev Finance Inc.	3.300%	2/1/23	3,945	4,160
Anheuser-Busch InBev Finance Inc.	3.700%	2/1/24	400	433
Anheuser-Busch InBev Finance Inc.	3.650%	2/1/26	7,000	7,498
Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	4,020	4,632
Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	1,000	1,042
Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	475	547
Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	7,540	9,028
Anheuser-Busch InBev Worldwide Inc.	7.750%	1/15/19	3,020	3,435
Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	375	436
Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	1,835	2,050
Anheuser-Busch InBev Worldwide Inc.	5.000%	4/15/20	2,265	2,521
Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	1,850	1,887
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	735	1,184
Anheuser-Busch InBev Worldwide Inc.	6.375%	1/15/40	250	341
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	1,750	1,765
Archer-Daniels-Midland Co.	5.450%	3/15/18	120	127
Archer-Daniels-Midland Co.	4.479%	3/1/21	631	708
Archer-Daniels-Midland Co.	2.500%	8/11/26	1,000	996
Archer-Daniels-Midland Co.	5.935%	10/1/32	280	361
Archer-Daniels-Midland Co.	4.535%	3/26/42	350	410
Archer-Daniels-Midland Co.	4.016%	4/16/43	300	326
Ascension Health	3.945%	11/15/46	475	520
5 Ascension Health	4.847%	11/15/53	250	309

AstraZeneca plc	1.750%	11/16/18	700	704
AstraZeneca plc	1.950%	9/18/19	625	633
AstraZeneca plc	2.375%	11/16/20	1,400	1,433
AstraZeneca plc	3.375%	11/16/25	1,250	1,335
AstraZeneca plc	6.450%	9/15/37	1,705	2,385
AstraZeneca plc	4.375%	11/16/45	900	996
Baxalta Inc.	2.000%	6/22/18	225	226
Baxalta Inc.	2.875%	6/23/20	675	692
Baxalta Inc.	3.600%	6/23/22	325	342
Baxalta Inc.	4.000%	6/23/25	1,150	1,228
Baxalta Inc.	5.250%	6/23/45	705	837
Baxter International Inc.	1.700%	8/15/21	400	398
Baxter International Inc.	2.600%	8/15/26	500	495
Baxter International Inc.	3.500%	8/15/46	425	402
Beam Suntory Inc.	1.750%	6/15/18	350	351
Beam Suntory Inc.	3.250%	5/15/22	25	26
Beam Suntory Inc.	3.250%	6/15/23	50	51
Becton Dickinson & Co.	1.800%	12/15/17	1,100	1,105
Becton Dickinson & Co.	5.000%	5/15/19	50	54
Becton Dickinson & Co.	6.375%	8/1/19	240	271
Becton Dickinson & Co.	2.675%	12/15/19	775	801
Becton Dickinson & Co.	3.250%	11/12/20	1,500	1,577
Becton Dickinson & Co.	3.125%	11/8/21	440	464
Becton Dickinson & Co.	3.875%	5/15/24	436	473
Becton Dickinson & Co.	3.734%	12/15/24	1,150	1,248
Becton Dickinson & Co.	6.000%	5/15/39	400	512
Becton Dickinson & Co.	4.685%	12/15/44	750	854
Biogen Inc.	6.875%	3/1/18	225	242
Biogen Inc.	2.900%	9/15/20	1,460	1,519
Biogen Inc.	3.625%	9/15/22	1,225	1,310
Biogen Inc.	4.050%	9/15/25	725	789
Biogen Inc.	5.200%	9/15/45	1,175	1,384
Boston Scientific Corp.	2.650%	10/1/18	1,600	1,636
Boston Scientific Corp.	6.000%	1/15/20	525	593
Boston Scientific Corp.	3.375%	5/15/22	200	210
Boston Scientific Corp.	4.125%	10/1/23	125	136
Boston Scientific Corp.	3.850%	5/15/25	300	319
Boston Scientific Corp.	7.000%	11/15/35	200	263
Boston Scientific Corp.	7.375%	1/15/40	400	546
Bottling Group LLC	5.125%	1/15/19	525	570
Bristol-Myers Squibb Co.	1.750%	3/1/19	175	177
Bristol-Myers Squibb Co.	2.000%	8/1/22	1,200	1,211
Bristol-Myers Squibb Co.	3.250%	11/1/23	125	137
Bristol-Myers Squibb Co.	5.875%	11/15/36	402	545
Bristol-Myers Squibb Co.	6.125%	5/1/38	85	119
Bristol-Myers Squibb Co.	3.250%	8/1/42	465	465
Bristol-Myers Squibb Co.	4.500%	3/1/44	205	247
Brown-Forman Corp.	1.000%	1/15/18	350	349
Brown-Forman Corp.	2.250%	1/15/23	100	101
Brown-Forman Corp.	3.750%	1/15/43	150	153
Brown-Forman Corp.	4.500%	7/15/45	325	373
Bunge Ltd. Finance Corp.	8.500%	6/15/19	775	909
Bunge Ltd. Finance Corp.	3.250%	8/15/26	300	302
Campbell Soup Co.	3.300%	3/19/25	700	742
Campbell Soup Co.	3.800%	8/2/42	200	201
Cardinal Health Inc.	1.700%	3/15/18	250	251
Cardinal Health Inc.	1.950%	6/15/18	800	808

Cardinal Health Inc.	4.625%	12/15/20	590	657
Cardinal Health Inc.	3.200%	3/15/23	325	342
Cardinal Health Inc.	3.750%	9/15/25	325	353
Cardinal Health Inc.	4.600%	3/15/43	175	193
Cardinal Health Inc.	4.500%	11/15/44	225	249
Cardinal Health Inc.	4.900%	9/15/45	450	531
Catholic Health Initiatives Colorado GO	1.600%	11/1/17	200	200
Catholic Health Initiatives Colorado GO	2.950%	11/1/22	200	202
5 Catholic Health Initiatives Colorado GO	4.350%	11/1/42	650	651
Celgene Corp.	2.125%	8/15/18	475	480
Celgene Corp.	2.300%	8/15/18	600	608
Celgene Corp.	2.250%	5/15/19	450	458
Celgene Corp.	2.875%	8/15/20	950	983
Celgene Corp.	3.950%	10/15/20	800	864
Celgene Corp.	3.250%	8/15/22	500	522
Celgene Corp.	3.550%	8/15/22	625	664
Celgene Corp.	4.000%	8/15/23	450	489
Celgene Corp.	3.625%	5/15/24	650	684
Celgene Corp.	3.875%	8/15/25	1,575	1,686
Celgene Corp.	5.700%	10/15/40	75	89
Celgene Corp.	5.250%	8/15/43	750	855
Celgene Corp.	4.625%	5/15/44	650	686
Celgene Corp.	5.000%	8/15/45	1,000	1,121
Children's Hospital Medical Center Ohio GO	4.268%	5/15/44	150	171
Church & Dwight Co. Inc.	2.450%	12/15/19	400	408
Cleveland Clinic Foundation Ohio Revenue	4.858%	1/1/14	325	366
Clorox Co.	3.800%	11/15/21	225	245
Clorox Co.	3.500%	12/15/24	600	644
Coca-Cola Bottling Co. Consolidated	3.800%	11/25/25	350	371
Coca-Cola Co.	1.150%	4/1/18	757	758
Coca-Cola Co.	1.650%	11/1/18	425	429
Coca-Cola Co.	1.375%	5/30/19	400	402
Coca-Cola Co.	1.875%	10/27/20	750	764
Coca-Cola Co.	2.450%	11/1/20	800	838
Coca-Cola Co.	3.150%	11/15/20	1,052	1,129
Coca-Cola Co.	1.550%	9/1/21	800	796
Coca-Cola Co.	3.300%	9/1/21	1,210	1,304
Coca-Cola Co.	3.200%	11/1/23	1,650	1,775
Coca-Cola Co.	2.875%	10/27/25	1,025	1,081
Coca-Cola Co.	2.550%	6/1/26	325	333
Coca-Cola Co.	2.250%	9/1/26	1,000	993
Coca-Cola Enterprises Inc.	3.500%	9/15/20	600	636
Coca-Cola Enterprises Inc.	4.500%	9/1/21	200	222
Coca-Cola Femsa SAB de CV	4.625%	2/15/20	375	408
Coca-Cola Femsa SAB de CV	3.875%	11/26/23	1,200	1,291
Coca-Cola Femsa SAB de CV	5.250%	11/26/43	800	957
Colgate-Palmolive Co.	1.750%	3/15/19	1,200	1,220
Colgate-Palmolive Co.	2.450%	11/15/21	165	173
Colgate-Palmolive Co.	1.950%	2/1/23	500	504
Colgate-Palmolive Co.	2.100%	5/1/23	275	278
Colgate-Palmolive Co.	3.250%	3/15/24	375	412
Colgate-Palmolive Co.	4.000%	8/15/45	375	431
ConAgra Foods Inc.	3.250%	9/15/22	1,500	1,560
ConAgra Foods Inc.	3.200%	1/25/23	1,133	1,179
ConAgra Foods Inc.	7.125%	10/1/26	205	263
ConAgra Foods Inc.	7.000%	10/1/28	100	129
Covidien International Finance SA	6.000%	10/15/17	905	947

Covidien International Finance SA	4.200%	6/15/20	400	437
Covidien International Finance SA	3.200%	6/15/22	1,500	1,590
CR Bard Inc.	1.375%	1/15/18	1,825	1,826
CR Bard Inc.	4.400%	1/15/21	90	99
CR Bard Inc.	3.000%	5/15/26	325	329
Danaher Corp.	1.650%	9/15/18	600	605
Danaher Corp.	2.400%	9/15/20	600	617
Danaher Corp.	3.350%	9/15/25	500	544
Danaher Corp.	4.375%	9/15/45	1,200	1,422
Delhaize America LLC	9.000%	4/15/31	175	244
Diageo Capital plc	5.750%	10/23/17	690	722
Diageo Capital plc	4.828%	7/15/20	500	558
Diageo Capital plc	2.625%	4/29/23	2,000	2,062
Diageo Capital plc	5.875%	9/30/36	250	334
Diageo Investment Corp.	2.875%	5/11/22	300	315
Diageo Investment Corp.	4.250%	5/11/42	650	737
Dignity Health California GO	2.637%	11/1/19	200	205
Dignity Health California GO	3.125%	11/1/22	150	154
Dignity Health California GO	3.812%	11/1/24	100	108
Dignity Health California GO	4.500%	11/1/42	550	589
Dignity Health California GO	5.267%	11/1/64	200	239
Dr Pepper Snapple Group Inc.	6.820%	5/1/18	925	1,004
Dr Pepper Snapple Group Inc.	2.600%	1/15/19	40	41
Dr Pepper Snapple Group Inc.	2.000%	1/15/20	500	505
Dr Pepper Snapple Group Inc.	3.400%	11/15/25	250	267
Dr Pepper Snapple Group Inc.	2.550%	9/15/26	275	274
Dr Pepper Snapple Group Inc.	7.450%	5/1/38	200	296
Edwards Lifesciences Corp.	2.875%	10/15/18	375	382
Eli Lilly & Co.	1.250%	3/1/18	650	652
Eli Lilly & Co.	1.950%	3/15/19	750	763
Eli Lilly & Co.	2.750%	6/1/25	525	554
Eli Lilly & Co.	3.700%	3/1/45	1,200	1,286
Estee Lauder Cos. Inc.	1.700%	5/10/21	400	403
Estee Lauder Cos. Inc.	2.350%	8/15/22	225	230
Estee Lauder Cos. Inc.	6.000%	5/15/37	150	197
Estee Lauder Cos. Inc.	3.700%	8/15/42	775	803
Estee Lauder Cos. Inc.	4.375%	6/15/45	375	432
Express Scripts Holding Co.	3.300%	2/25/21	175	184
Express Scripts Holding Co.	4.750%	11/15/21	850	953
Express Scripts Holding Co.	3.900%	2/15/22	2,175	2,347
Express Scripts Holding Co.	3.000%	7/15/23	825	838
Express Scripts Holding Co.	4.500%	2/25/26	980	1,073
Express Scripts Holding Co.	3.400%	3/1/27	1,000	1,006
Express Scripts Holding Co.	6.125%	11/15/41	134	165
Express Scripts Holding Co.	4.800%	7/15/46	1,250	1,303
Flowers Foods Inc.	4.375%	4/1/22	275	297
Flowers Foods Inc.	3.500%	10/1/26	250	250
Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	325	337
Genentech Inc.	5.250%	7/15/35	200	255
General Mills Inc.	1.400%	10/20/17	400	401
General Mills Inc.	5.650%	2/15/19	1,650	1,809
General Mills Inc.	2.200%	10/21/19	200	204
General Mills Inc.	3.150%	12/15/21	425	451
General Mills Inc.	3.650%	2/15/24	325	356
General Mills Inc.	5.400%	6/15/40	245	306
Gilead Sciences Inc.	1.850%	9/4/18	650	657
Gilead Sciences Inc.	2.050%	4/1/19	1,400	1,423

Gilead Sciences Inc.	2.350%	2/1/20	600	616
Gilead Sciences Inc.	2.550%	9/1/20	1,125	1,162
Gilead Sciences Inc.	4.500%	4/1/21	300	333
Gilead Sciences Inc.	4.400%	12/1/21	800	893
Gilead Sciences Inc.	3.250%	9/1/22	625	662
Gilead Sciences Inc.	2.500%	9/1/23	500	504
Gilead Sciences Inc.	3.700%	4/1/24	1,500	1,614
Gilead Sciences Inc.	3.500%	2/1/25	1,145	1,213
Gilead Sciences Inc.	3.650%	3/1/26	4,315	4,647
Gilead Sciences Inc.	4.600%	9/1/35	500	552
Gilead Sciences Inc.	5.650%	12/1/41	600	743
Gilead Sciences Inc.	4.800%	4/1/44	1,450	1,624
Gilead Sciences Inc.	4.500%	2/1/45	975	1,037
Gilead Sciences Inc.	4.750%	3/1/46	2,350	2,623
Gilead Sciences Inc.	4.150%	3/1/47	1,250	1,268
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	2,895	3,096
GlaxoSmithKline Capital Inc.	2.800%	3/18/23	75	79
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	300	377
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	1,895	2,744
GlaxoSmithKline Capital Inc.	4.200%	3/18/43	300	346
GlaxoSmithKline Capital plc	2.850%	5/8/22	200	210
Hasbro Inc.	3.150%	5/15/21	200	207
Hasbro Inc.	6.350%	3/15/40	400	491
Hasbro Inc.	5.100%	5/15/44	300	322
Hershey Co.	1.600%	8/21/18	215	217
Hershey Co.	4.125%	12/1/20	215	236
Hershey Co.	2.625%	5/1/23	250	257
Hershey Co.	3.200%	8/21/25	170	182
Hershey Co.	2.300%	8/15/26	325	322
Hillshire Brands Co.	4.100%	9/15/20	175	184
Hormel Foods Corp.	4.125%	4/15/21	75	83
Ingredion Inc.	4.625%	11/1/20	50	55
Ingredion Inc.	3.200%	10/1/26	400	408
Ingredion Inc.	6.625%	4/15/37	75	97
JM Smucker Co.	1.750%	3/15/18	225	226
JM Smucker Co.	2.500%	3/15/20	325	333
JM Smucker Co.	3.500%	10/15/21	480	515
JM Smucker Co.	3.000%	3/15/22	250	262
JM Smucker Co.	3.500%	3/15/25	550	590
JM Smucker Co.	4.250%	3/15/35	400	441
JM Smucker Co.	4.375%	3/15/45	425	470
Johnson & Johnson	1.125%	11/21/17	300	301
Johnson & Johnson	5.150%	7/15/18	125	134
Johnson & Johnson	1.650%	12/5/18	275	279
Johnson & Johnson	1.125%	3/1/19	500	501
Johnson & Johnson	1.875%	12/5/19	300	307
Johnson & Johnson	2.950%	9/1/20	400	425
Johnson & Johnson	1.650%	3/1/21	750	761
Johnson & Johnson	2.450%	12/5/21	200	210
Johnson & Johnson	2.050%	3/1/23	350	358
Johnson & Johnson	6.730%	11/15/23	245	326
Johnson & Johnson	3.375%	12/5/23	650	718
Johnson & Johnson	2.450%	3/1/26	1,225	1,262
Johnson & Johnson	6.950%	9/1/29	975	1,453
Johnson & Johnson	4.950%	5/15/33	550	702
Johnson & Johnson	4.375%	12/5/33	700	838
Johnson & Johnson	3.550%	3/1/36	350	387

Johnson & Johnson	5.950%	8/15/37	645	945
Johnson & Johnson	5.850%	7/15/38	325	472
Johnson & Johnson	4.500%	9/1/40	419	527
Johnson & Johnson	3.700%	3/1/46	1,350	1,506
Kaiser Foundation Hospitals	3.500%	4/1/22	100	107
Kaiser Foundation Hospitals	4.875%	4/1/42	400	500
Kellogg Co.	3.250%	5/21/18	875	902
Kellogg Co.	4.150%	11/15/19	250	270
Kellogg Co.	4.000%	12/15/20	570	624
Kellogg Co.	3.250%	4/1/26	950	990
Kellogg Co.	7.450%	4/1/31	200	281
Kellogg Co.	4.500%	4/1/46	750	813
Kimberly-Clark Corp.	1.400%	2/15/19	400	403
Kimberly-Clark Corp.	1.850%	3/1/20	1,325	1,346
Kimberly-Clark Corp.	3.625%	8/1/20	250	271
Kimberly-Clark Corp.	2.150%	8/15/20	100	103
Kimberly-Clark Corp.	3.875%	3/1/21	560	616
Kimberly-Clark Corp.	2.400%	6/1/23	150	154
Kimberly-Clark Corp.	3.050%	8/15/25	100	107
Kimberly-Clark Corp.	2.750%	2/15/26	250	260
Kimberly-Clark Corp.	5.300%	3/1/41	825	1,099
Kimberly-Clark Corp.	3.700%	6/1/43	175	188
Kimberly-Clark Corp.	3.200%	7/30/46	400	395
Koninklijke Philips NV	5.750%	3/11/18	750	795
Koninklijke Philips NV	3.750%	3/15/22	825	893
Koninklijke Philips NV	6.875%	3/11/38	180	238
Koninklijke Philips NV	5.000%	3/15/42	335	367
Kraft Foods Group Inc.	6.125%	8/23/18	1,060	1,150
Kraft Foods Group Inc.	5.375%	2/10/20	78	87
Kraft Foods Group Inc.	6.875%	1/26/39	725	1,008
Kraft Foods Group Inc.	6.500%	2/9/40	600	807
Kraft Foods Group Inc.	5.000%	6/4/42	1,530	1,761
Kraft Heinz Foods Co.	2.000%	7/2/18	765	773
Kraft Heinz Foods Co.	2.800%	7/2/20	800	829
Kraft Heinz Foods Co.	3.500%	7/15/22	250	265
Kraft Heinz Foods Co.	3.950%	7/15/25	2,025	2,189
Kraft Heinz Foods Co.	3.000%	6/1/26	1,850	1,864
Kraft Heinz Foods Co.	5.000%	7/15/35	650	750
Kraft Heinz Foods Co.	5.200%	7/15/45	1,275	1,506
Kraft Heinz Foods Co.	4.375%	6/1/46	2,575	2,733
The Kroger Co.	2.300%	1/15/19	650	663
The Kroger Co.	1.500%	9/30/19	300	299
The Kroger Co.	6.150%	1/15/20	1,010	1,148
The Kroger Co.	3.300%	1/15/21	700	739
The Kroger Co.	2.600%	2/1/21	200	206
The Kroger Co.	2.950%	11/1/21	1,200	1,251
The Kroger Co.	3.850%	8/1/23	325	353
The Kroger Co.	4.000%	2/1/24	400	438
The Kroger Co.	3.500%	2/1/26	250	268
The Kroger Co.	2.650%	10/15/26	525	521
The Kroger Co.	7.700%	6/1/29	200	282
The Kroger Co.	8.000%	9/15/29	750	1,085
The Kroger Co.	6.900%	4/15/38	375	518
The Kroger Co.	5.150%	8/1/43	350	421
The Kroger Co.	3.875%	10/15/46	225	226
Laboratory Corp. of America Holdings	2.625%	2/1/20	250	255
Laboratory Corp. of America Holdings	3.200%	2/1/22	375	391

Laboratory Corp. of America Holdings	3.750%	8/23/22	225	239
Laboratory Corp. of America Holdings	3.600%	2/1/25	600	630
Laboratory Corp. of America Holdings	4.700%	2/1/45	550	598
Life Technologies Corp.	6.000%	3/1/20	485	542
Life Technologies Corp.	5.000%	1/15/21	275	302
Mattel Inc.	1.700%	3/15/18	125	125
Mattel Inc.	2.350%	5/6/19	500	509
Mattel Inc.	2.350%	8/15/21	225	227
Mattel Inc.	3.150%	3/15/23	75	76
Mattel Inc.	5.450%	11/1/41	205	225
5 Mayo Clinic	3.774%	11/15/43	625	655
5 Mayo Clinic	4.000%	11/15/47	150	162
5 Mayo Clinic	4.128%	11/15/52	125	142
McCormick & Co. Inc.	3.900%	7/15/21	100	109
McCormick & Co. Inc.	3.500%	9/1/23	175	188
McCormick & Co. Inc.	3.250%	11/15/25	150	160
McKesson Corp.	7.500%	2/15/19	740	841
McKesson Corp.	2.284%	3/15/19	700	714
McKesson Corp.	4.750%	3/1/21	485	538
McKesson Corp.	2.700%	12/15/22	250	255
McKesson Corp.	3.796%	3/15/24	100	108
McKesson Corp.	6.000%	3/1/41	1,025	1,326
Mead Johnson Nutrition Co.	4.900%	11/1/19	625	685
Mead Johnson Nutrition Co.	3.000%	11/15/20	500	520
Mead Johnson Nutrition Co.	4.125%	11/15/25	475	517
Mead Johnson Nutrition Co.	5.900%	11/1/39	390	483
Medco Health Solutions Inc.	4.125%	9/15/20	410	442
Medtronic Inc.	1.500%	3/15/18	500	502
Medtronic Inc.	1.375%	4/1/18	1,075	1,078
Medtronic Inc.	2.500%	3/15/20	2,031	2,100
Medtronic Inc.	4.125%	3/15/21	410	451
Medtronic Inc.	3.125%	3/15/22	400	423
Medtronic Inc.	3.150%	3/15/22	1,350	1,434
Medtronic Inc.	3.625%	3/15/24	1,650	1,792
Medtronic Inc.	3.500%	3/15/25	3,000	3,235
Medtronic Inc.	4.375%	3/15/35	1,592	1,808
Medtronic Inc.	5.550%	3/15/40	225	285
Medtronic Inc.	4.500%	3/15/42	438	498
Medtronic Inc.	4.625%	3/15/44	293	342
Medtronic Inc.	4.625%	3/15/45	2,575	3,012
Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	150	168
Memorial Sloan-Kettering Cancer Center New
York GO	5.000%	7/1/42	100	127
Memorial Sloan-Kettering Cancer Center New
York GO	4.125%	7/1/52	450	498
Merck & Co. Inc.	1.100%	1/31/18	175	175
Merck & Co. Inc.	1.850%	2/10/20	1,000	1,019
Merck & Co. Inc.	3.875%	1/15/21	625	681
Merck & Co. Inc.	2.350%	2/10/22	100	103
Merck & Co. Inc.	2.400%	9/15/22	600	617
Merck & Co. Inc.	2.800%	5/18/23	3,825	4,009
Merck & Co. Inc.	2.750%	2/10/25	1,750	1,811
Merck & Co. Inc.	6.550%	9/15/37	260	370
Merck & Co. Inc.	3.600%	9/15/42	150	157
Merck & Co. Inc.	4.150%	5/18/43	805	913
Merck & Co. Inc.	3.700%	2/10/45	2,795	2,974
Merck Sharp & Dohme Corp.	5.750%	11/15/36	150	196

Molson Coors Brewing Co.	1.450%	7/15/19	275	274
Molson Coors Brewing Co.	2.100%	7/15/21	350	350
Molson Coors Brewing Co.	3.500%	5/1/22	75	80
Molson Coors Brewing Co.	3.000%	7/15/26	1,300	1,310
Molson Coors Brewing Co.	5.000%	5/1/42	275	318
Molson Coors Brewing Co.	4.200%	7/15/46	1,150	1,200
Mondelez International Inc.	6.125%	2/1/18	285	302
Mondelez International Inc.	2.250%	2/1/19	750	763
Mondelez International Inc.	5.375%	2/10/20	709	793
Mondelez International Inc.	4.000%	2/1/24	1,075	1,176
Mondelez International Inc.	6.500%	11/1/31	225	296
Mondelez International Inc.	6.500%	2/9/40	580	787
Mylan Inc.	2.600%	6/24/18	72	73
Mylan Inc.	2.550%	3/28/19	511	517
Mylan Inc.	4.200%	11/29/23	825	866
Mylan Inc.	5.400%	11/29/43	325	350
8 Mylan NV	2.500%	6/7/19	450	454
8 Mylan NV	3.150%	6/15/21	975	995
8 Mylan NV	3.950%	6/15/26	1,500	1,512
8 Mylan NV	5.250%	6/15/46	500	526
New York & Presbyterian Hospital	3.563%	8/1/36	175	185
New York & Presbyterian Hospital	4.024%	8/1/45	480	524
New York & Presbyterian Hospital	4.063%	8/1/56	225	243
New York & Presbyterian Hospital	4.763%	8/1/16	210	228
Newell Brands Inc.	2.050%	12/1/17	775	781
Newell Brands Inc.	2.150%	10/15/18	200	203
Newell Brands Inc.	2.600%	3/29/19	465	475
Newell Brands Inc.	2.875%	12/1/19	225	232
Newell Brands Inc.	3.150%	4/1/21	560	583
Newell Brands Inc.	3.850%	4/1/23	1,135	1,208
Newell Brands Inc.	4.000%	12/1/24	400	426
Newell Brands Inc.	3.900%	11/1/25	350	371
Newell Brands Inc.	4.200%	4/1/26	1,325	1,442
Newell Brands Inc.	5.375%	4/1/36	375	442
Newell Brands Inc.	5.500%	4/1/46	1,450	1,762
Northwell Healthcare Inc.	3.979%	11/1/46	600	606
Novant Health Inc.	5.850%	11/1/19	300	340
Novant Health Inc.	4.371%	11/1/43	475	544
Novartis Capital Corp.	4.400%	4/24/20	225	248
Novartis Capital Corp.	2.400%	9/21/22	1,000	1,035
Novartis Capital Corp.	3.400%	5/6/24	1,000	1,095
Novartis Capital Corp.	3.000%	11/20/25	900	954
Novartis Capital Corp.	4.400%	5/6/44	1,200	1,418
Novartis Capital Corp.	4.000%	11/20/45	1,200	1,332
Novartis Securities Investment Ltd.	5.125%	2/10/19	2,285	2,489
NYU Hospitals Center	4.784%	7/1/44	375	440
Partners Healthcare System Inc.	4.117%	7/1/55	150	167
Partners Healthcare System Massachusetts
GO	3.443%	7/1/21	200	212
PepsiCo Inc.	1.000%	10/13/17	325	325
PepsiCo Inc.	1.250%	4/30/18	450	452
PepsiCo Inc.	5.000%	6/1/18	375	398
PepsiCo Inc.	7.900%	11/1/18	1,725	1,957
PepsiCo Inc.	2.250%	1/7/19	525	537
PepsiCo Inc.	1.850%	4/30/20	1,475	1,498
PepsiCo Inc.	2.150%	10/14/20	1,075	1,104
PepsiCo Inc.	3.125%	11/1/20	30	32

PepsiCo Inc.	3.000%	8/25/21	1,070	1,136
PepsiCo Inc.	2.750%	3/5/22	2,725	2,872
PepsiCo Inc.	3.600%	3/1/24	600	659
PepsiCo Inc.	2.750%	4/30/25	725	753
PepsiCo Inc.	3.500%	7/17/25	425	468
PepsiCo Inc.	5.500%	1/15/40	500	662
PepsiCo Inc.	4.875%	11/1/40	165	201
PepsiCo Inc.	4.000%	3/5/42	741	807
PepsiCo Inc.	3.600%	8/13/42	725	751
PepsiCo Inc.	4.250%	10/22/44	525	603
PepsiCo Inc.	4.600%	7/17/45	785	951
PepsiCo Inc.	4.450%	4/14/46	575	679
PerkinElmer Inc.	5.000%	11/15/21	340	375
Perrigo Co. plc	2.300%	11/8/18	370	371
Perrigo Co. plc	4.000%	11/15/23	650	667
Perrigo Co. plc	5.300%	11/15/43	325	336
Perrigo Finance Unlimited Co.	3.500%	3/15/21	400	414
Perrigo Finance Unlimited Co.	3.900%	12/15/24	400	405
Perrigo Finance Unlimited Co.	4.375%	3/15/26	375	388
Perrigo Finance Unlimited Co.	4.900%	12/15/44	500	502
Pfizer Inc.	1.200%	6/1/18	700	701
Pfizer Inc.	6.200%	3/15/19	3,035	3,378
Pfizer Inc.	2.100%	5/15/19	750	765
Pfizer Inc.	1.450%	6/3/19	725	730
Pfizer Inc.	1.950%	6/3/21	900	911
Pfizer Inc.	3.000%	6/15/23	450	481
Pfizer Inc.	3.400%	5/15/24	200	218
Pfizer Inc.	2.750%	6/3/26	800	828
Pfizer Inc.	7.200%	3/15/39	410	626
Pfizer Inc.	4.300%	6/15/43	1,500	1,699
Pfizer Inc.	4.400%	5/15/44	800	924
Philip Morris International Inc.	1.250%	11/9/17	375	375
Philip Morris International Inc.	5.650%	5/16/18	2,935	3,139
Philip Morris International Inc.	1.875%	2/25/21	475	479
Philip Morris International Inc.	4.125%	5/17/21	195	216
Philip Morris International Inc.	2.625%	3/6/23	1,050	1,079
Philip Morris International Inc.	2.125%	5/10/23	450	449
Philip Morris International Inc.	3.250%	11/10/24	875	933
Philip Morris International Inc.	3.375%	8/11/25	475	513
Philip Morris International Inc.	2.750%	2/25/26	450	462
Philip Morris International Inc.	6.375%	5/16/38	475	663
Philip Morris International Inc.	4.375%	11/15/41	2,595	2,889
Philip Morris International Inc.	4.500%	3/20/42	450	509
Philip Morris International Inc.	3.875%	8/21/42	75	78
Philip Morris International Inc.	4.125%	3/4/43	300	323
Philip Morris International Inc.	4.250%	11/10/44	600	663
Premier Health Partners	2.911%	11/15/26	200	200
5 Procter & Gamble - Esop	9.360%	1/1/21	527	621
Procter & Gamble Co.	4.700%	2/15/19	485	524
Procter & Gamble Co.	1.900%	11/1/19	275	281
Procter & Gamble Co.	1.850%	2/2/21	400	407
Procter & Gamble Co.	3.100%	8/15/23	1,100	1,185
Procter & Gamble Co.	6.450%	1/15/26	350	470
Procter & Gamble Co.	2.700%	2/2/26	400	420
Procter & Gamble Co.	5.800%	8/15/34	100	140
Procter & Gamble Co.	5.550%	3/5/37	1,630	2,280

Providence St. Joseph Health Obligated
Group	2.746%	10/1/26	125	127
Quest Diagnostics Inc.	2.700%	4/1/19	650	665
Quest Diagnostics Inc.	4.750%	1/30/20	300	328
Quest Diagnostics Inc.	2.500%	3/30/20	160	162
Quest Diagnostics Inc.	4.250%	4/1/24	200	218
Quest Diagnostics Inc.	3.500%	3/30/25	225	235
Quest Diagnostics Inc.	3.450%	6/1/26	275	287
Quest Diagnostics Inc.	5.750%	1/30/40	61	73
Quest Diagnostics Inc.	4.700%	3/30/45	125	135
Reynolds American Inc.	2.300%	6/12/18	1,450	1,471
Reynolds American Inc.	8.125%	6/23/19	450	527
Reynolds American Inc.	3.250%	6/12/20	680	715
Reynolds American Inc.	4.000%	6/12/22	600	652
Reynolds American Inc.	4.850%	9/15/23	75	86
Reynolds American Inc.	4.450%	6/12/25	1,980	2,210
Reynolds American Inc.	5.700%	8/15/35	500	619
Reynolds American Inc.	8.125%	5/1/40	400	572
Reynolds American Inc.	7.000%	8/4/41	75	96
Reynolds American Inc.	5.850%	8/15/45	1,635	2,123
Sanofi	1.250%	4/10/18	650	651
Sanofi	4.000%	3/29/21	1,360	1,502
Shire Acquisitions Investments Ireland DAC	1.900%	9/23/19	5,000	4,993
Shire Acquisitions Investments Ireland DAC	2.400%	9/23/21	3,000	2,996
Shire Acquisitions Investments Ireland DAC	2.875%	9/23/23	2,775	2,780
Southern Baptist Hospital of Florida Inc.	4.857%	7/15/45	150	183
St. Jude Medical Inc.	2.000%	9/15/18	355	359
St. Jude Medical Inc.	2.800%	9/15/20	355	367
St. Jude Medical Inc.	3.250%	4/15/23	700	721
St. Jude Medical Inc.	4.750%	4/15/43	450	475
Stryker Corp.	2.000%	3/8/19	400	405
Stryker Corp.	4.375%	1/15/20	100	109
Stryker Corp.	2.625%	3/15/21	500	514
Stryker Corp.	3.375%	5/15/24	1,000	1,054
Stryker Corp.	3.375%	11/1/25	500	525
Stryker Corp.	3.500%	3/15/26	890	943
Stryker Corp.	4.375%	5/15/44	675	733
Stryker Corp.	4.625%	3/15/46	1,080	1,212
Sysco Corp.	5.250%	2/12/18	500	526
Sysco Corp.	1.900%	4/1/19	325	327
Sysco Corp.	2.600%	10/1/20	425	440
Sysco Corp.	2.500%	7/15/21	300	306
Sysco Corp.	3.750%	10/1/25	175	188
Sysco Corp.	3.300%	7/15/26	500	517
Sysco Corp.	5.375%	9/21/35	600	724
Sysco Corp.	4.850%	10/1/45	125	143
Sysco Corp.	4.500%	4/1/46	325	354
Teva Pharmaceutical Finance Co. BV	3.650%	11/10/21	775	823
Teva Pharmaceutical Finance Co. BV	2.950%	12/18/22	1,533	1,568
Teva Pharmaceutical Finance Co. LLC	6.150%	2/1/36	220	280
Teva Pharmaceutical Finance IV LLC	2.250%	3/18/20	175	177
Teva Pharmaceutical Finance Netherlands III
BV	1.400%	7/20/18	1,000	997
Teva Pharmaceutical Finance Netherlands III
BV	1.700%	7/19/19	1,300	1,297
Teva Pharmaceutical Finance Netherlands III
BV	2.200%	7/21/21	1,625	1,619

Teva Pharmaceutical Finance Netherlands III
BV	2.800%	7/21/23	2,000	2,004
Teva Pharmaceutical Finance Netherlands III
BV	3.150%	10/1/26	2,275	2,287
Teva Pharmaceutical Finance Netherlands III
BV	4.100%	10/1/46	1,900	1,895
5 Texas Health Resources	4.330%	11/15/55	100	112
The Pepsi Bottling Group Inc.	7.000%	3/1/29	625	907
Thermo Fisher Scientific Inc.	2.150%	12/14/18	300	304
Thermo Fisher Scientific Inc.	4.500%	3/1/21	500	552
Thermo Fisher Scientific Inc.	3.600%	8/15/21	700	744
Thermo Fisher Scientific Inc.	3.300%	2/15/22	600	629
Thermo Fisher Scientific Inc.	3.150%	1/15/23	2,575	2,657
Thermo Fisher Scientific Inc.	3.000%	4/15/23	475	486
Thermo Fisher Scientific Inc.	3.650%	12/15/25	425	450
Thermo Fisher Scientific Inc.	2.950%	9/19/26	500	499
Trinity Health Corp.	4.125%	12/1/45	225	247
Tupperware Brands Corp.	4.750%	6/1/21	300	327
Tyson Foods Inc.	2.650%	8/15/19	500	513
Tyson Foods Inc.	4.500%	6/15/22	725	805
Tyson Foods Inc.	3.950%	8/15/24	1,200	1,295
Tyson Foods Inc.	4.875%	8/15/34	1,300	1,441
Tyson Foods Inc.	5.150%	8/15/44	300	354
Unilever Capital Corp.	2.200%	3/6/19	150	153
Unilever Capital Corp.	2.100%	7/30/20	625	641
Unilever Capital Corp.	4.250%	2/10/21	805	893
Unilever Capital Corp.	1.375%	7/28/21	400	397
Unilever Capital Corp.	3.100%	7/30/25	550	592
Unilever Capital Corp.	2.000%	7/28/26	450	441
Whirlpool Corp.	1.650%	11/1/17	50	50
Whirlpool Corp.	4.850%	6/15/21	200	224
Whirlpool Corp.	4.700%	6/1/22	775	872
Whirlpool Corp.	4.000%	3/1/24	175	190
Whirlpool Corp.	3.700%	5/1/25	400	421
Whirlpool Corp.	5.150%	3/1/43	150	175
Whirlpool Corp.	4.500%	6/1/46	488	527
8 Whole Foods Market Inc.	5.200%	12/3/25	1,300	1,408
Wyeth LLC	7.250%	3/1/23	350	455
Wyeth LLC	6.450%	2/1/24	1,705	2,161
Wyeth LLC	6.500%	2/1/34	500	683
Wyeth LLC	6.000%	2/15/36	585	781
Wyeth LLC	5.950%	4/1/37	1,105	1,481
Zeneca Wilmington Inc.	7.000%	11/15/23	600	772
Zimmer Biomet Holdings Inc.	2.000%	4/1/18	750	755
Zimmer Biomet Holdings Inc.	4.625%	11/30/19	205	222
Zimmer Biomet Holdings Inc.	2.700%	4/1/20	775	792
Zimmer Biomet Holdings Inc.	3.375%	11/30/21	25	26
Zimmer Biomet Holdings Inc.	3.150%	4/1/22	650	672
Zimmer Biomet Holdings Inc.	3.550%	4/1/25	1,275	1,315
Zimmer Biomet Holdings Inc.	4.250%	8/15/35	500	508
Zimmer Biomet Holdings Inc.	5.750%	11/30/39	400	483
Zimmer Biomet Holdings Inc.	4.450%	8/15/45	700	720
Zoetis Inc.	1.875%	2/1/18	75	75
Zoetis Inc.	3.450%	11/13/20	325	339
Zoetis Inc.	3.250%	2/1/23	1,000	1,031
Zoetis Inc.	4.500%	11/13/25	350	391

Zoetis Inc.	4.700%	2/1/43	550	580

Energy (1.0%)
Anadarko Finance Co.	7.500%	5/1/31	500	615
Anadarko Petroleum Corp.	6.375%	9/15/17	158	165
Anadarko Petroleum Corp.	8.700%	3/15/19	300	342
Anadarko Petroleum Corp.	6.950%	6/15/19	50	55
Anadarko Petroleum Corp.	4.850%	3/15/21	200	215
Anadarko Petroleum Corp.	5.550%	3/15/26	2,700	3,068
Anadarko Petroleum Corp.	6.450%	9/15/36	1,000	1,172
Anadarko Petroleum Corp.	7.950%	6/15/39	125	161
Anadarko Petroleum Corp.	6.200%	3/15/40	450	510
Anadarko Petroleum Corp.	4.500%	7/15/44	400	375
Anadarko Petroleum Corp.	6.600%	3/15/46	500	612
Apache Corp.	6.900%	9/15/18	500	545
Apache Corp.	3.625%	2/1/21	265	277
Apache Corp.	3.250%	4/15/22	862	886
Apache Corp.	6.000%	1/15/37	725	833
Apache Corp.	5.100%	9/1/40	850	887
Apache Corp.	5.250%	2/1/42	475	505
Apache Corp.	4.750%	4/15/43	900	928
Apache Corp.	4.250%	1/15/44	800	777
Apache Finance Canada Corp.	7.750%	12/15/29	225	292
Baker Hughes Inc.	5.125%	9/15/40	595	666
Boardwalk Pipelines LP	3.375%	2/1/23	325	310
Boardwalk Pipelines LP	4.950%	12/15/24	525	549
Boardwalk Pipelines LP	5.950%	6/1/26	700	771
BP Capital Markets plc	1.375%	11/6/17	975	975
BP Capital Markets plc	1.674%	2/13/18	375	377
BP Capital Markets plc	1.375%	5/10/18	750	750
BP Capital Markets plc	2.241%	9/26/18	900	913
BP Capital Markets plc	4.750%	3/10/19	600	646
BP Capital Markets plc	2.237%	5/10/19	125	127
BP Capital Markets plc	2.315%	2/13/20	375	383
BP Capital Markets plc	4.500%	10/1/20	1,425	1,565
BP Capital Markets plc	4.742%	3/11/21	1,010	1,131
BP Capital Markets plc	3.561%	11/1/21	650	701
BP Capital Markets plc	3.062%	3/17/22	450	471
BP Capital Markets plc	3.245%	5/6/22	1,076	1,135
BP Capital Markets plc	2.500%	11/6/22	325	328
BP Capital Markets plc	2.750%	5/10/23	1,825	1,858
BP Capital Markets plc	3.994%	9/26/23	350	382
BP Capital Markets plc	3.535%	11/4/24	2,335	2,474
BP Capital Markets plc	3.506%	3/17/25	1,100	1,167
BP Capital Markets plc	3.119%	5/4/26	600	616
Buckeye Partners LP	6.050%	1/15/18	25	26
Buckeye Partners LP	2.650%	11/15/18	100	101
Buckeye Partners LP	5.850%	11/15/43	250	263
Buckeye Partners LP	5.600%	10/15/44	175	182
Burlington Resources Finance Co.	7.400%	12/1/31	600	809
Canadian Natural Resources Ltd.	7.200%	1/15/32	500	581
Canadian Natural Resources Ltd.	6.450%	6/30/33	400	450
Canadian Natural Resources Ltd.	5.850%	2/1/35	500	526
Canadian Natural Resources Ltd.	6.500%	2/15/37	500	557
Canadian Natural Resources Ltd.	6.250%	3/15/38	750	844
Chevron Corp.	1.344%	11/9/17	1,000	1,002
Chevron Corp.	1.365%	3/2/18	575	576

Chevron Corp.	1.718%	6/24/18	1,250	1,259
Chevron Corp.	1.790%	11/16/18	1,000	1,010
Chevron Corp.	4.950%	3/3/19	475	514
Chevron Corp.	1.561%	5/16/19	800	804
Chevron Corp.	2.193%	11/15/19	1,800	1,836
Chevron Corp.	1.961%	3/3/20	2,452	2,486
Chevron Corp.	2.419%	11/17/20	600	617
Chevron Corp.	2.100%	5/16/21	1,200	1,218
Chevron Corp.	2.411%	3/3/22	475	485
Chevron Corp.	2.355%	12/5/22	1,825	1,858
Chevron Corp.	3.191%	6/24/23	1,175	1,252
Chevron Corp.	3.326%	11/17/25	200	214
Chevron Corp.	2.954%	5/16/26	1,250	1,289
Cimarex Energy Co.	4.375%	6/1/24	900	946
Columbia Pipeline Group Inc.	2.450%	6/1/18	350	353
Columbia Pipeline Group Inc.	3.300%	6/1/20	500	518
Columbia Pipeline Group Inc.	4.500%	6/1/25	1,155	1,255
ConocoPhillips	5.200%	5/15/18	425	449
ConocoPhillips	6.000%	1/15/20	180	203
ConocoPhillips	5.900%	10/15/32	150	178
ConocoPhillips	5.900%	5/15/38	305	368
ConocoPhillips	6.500%	2/1/39	1,410	1,816
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	400	479
ConocoPhillips Co.	1.500%	5/15/18	500	499
ConocoPhillips Co.	2.200%	5/15/20	400	405
ConocoPhillips Co.	4.200%	3/15/21	1,000	1,081
ConocoPhillips Co.	2.875%	11/15/21	1,000	1,025
ConocoPhillips Co.	2.400%	12/15/22	1,500	1,488
ConocoPhillips Co.	3.350%	11/15/24	365	374
ConocoPhillips Co.	4.950%	3/15/26	3,193	3,604
ConocoPhillips Co.	4.150%	11/15/34	350	353
ConocoPhillips Co.	4.300%	11/15/44	500	511
ConocoPhillips Co.	5.950%	3/15/46	250	317
ConocoPhillips Holding Co.	6.950%	4/15/29	275	349
Devon Energy Corp.	4.000%	7/15/21	300	314
Devon Energy Corp.	3.250%	5/15/22	500	496
Devon Energy Corp.	5.850%	12/15/25	400	454
Devon Energy Corp.	7.950%	4/15/32	525	648
Devon Energy Corp.	5.600%	7/15/41	1,310	1,324
Devon Energy Corp.	4.750%	5/15/42	1,700	1,588
Devon Financing Co. LLC	7.875%	9/30/31	425	522
Dominion Gas Holdings LLC	2.800%	11/15/20	500	518
Dominion Gas Holdings LLC	3.550%	11/1/23	250	263
Dominion Gas Holdings LLC	3.600%	12/15/24	250	266
Dominion Gas Holdings LLC	4.800%	11/1/43	500	555
Dominion Gas Holdings LLC	4.600%	12/15/44	400	435
Enable Midstream Partners LP	2.400%	5/15/19	300	293
Enable Midstream Partners LP	3.900%	5/15/24	250	234
Enable Midstream Partners LP	5.000%	5/15/44	350	300
Enbridge Energy Partners LP	9.875%	3/1/19	1,595	1,856
Enbridge Energy Partners LP	4.200%	9/15/21	325	345
Enbridge Energy Partners LP	5.875%	10/15/25	400	459
Enbridge Energy Partners LP	7.500%	4/15/38	300	362
Enbridge Energy Partners LP	5.500%	9/15/40	350	361
Enbridge Inc.	4.500%	6/10/44	525	487
Encana Corp.	6.500%	8/15/34	1,625	1,702
Encana Corp.	6.625%	8/15/37	500	523

Encana Corp.	6.500%	2/1/38	375	386
Energy Transfer Partners LP	2.500%	6/15/18	300	302
Energy Transfer Partners LP	9.700%	3/15/19	500	574
Energy Transfer Partners LP	9.000%	4/15/19	254	290
Energy Transfer Partners LP	4.150%	10/1/20	1,125	1,177
Energy Transfer Partners LP	4.650%	6/1/21	1,840	1,956
Energy Transfer Partners LP	5.200%	2/1/22	675	732
Energy Transfer Partners LP	3.600%	2/1/23	1,825	1,797
Energy Transfer Partners LP	4.050%	3/15/25	1,000	989
Energy Transfer Partners LP	4.750%	1/15/26	300	310
Energy Transfer Partners LP	4.900%	3/15/35	250	234
Energy Transfer Partners LP	6.625%	10/15/36	150	163
Energy Transfer Partners LP	7.500%	7/1/38	500	579
Energy Transfer Partners LP	6.050%	6/1/41	1,150	1,165
Energy Transfer Partners LP	6.500%	2/1/42	300	319
Energy Transfer Partners LP	5.150%	2/1/43	425	394
Energy Transfer Partners LP	5.150%	3/15/45	250	233
Energy Transfer Partners LP	6.125%	12/15/45	400	418
EnLink Midstream Partners LP	4.400%	4/1/24	425	417
EnLink Midstream Partners LP	4.150%	6/1/25	400	383
EnLink Midstream Partners LP	4.850%	7/15/26	200	201
EnLink Midstream Partners LP	5.600%	4/1/44	425	396
Enterprise Products Operating LLC	6.650%	4/15/18	50	54
Enterprise Products Operating LLC	1.650%	5/7/18	450	450
Enterprise Products Operating LLC	6.500%	1/31/19	50	55
Enterprise Products Operating LLC	2.550%	10/15/19	300	306
Enterprise Products Operating LLC	5.200%	9/1/20	2,235	2,492
Enterprise Products Operating LLC	4.050%	2/15/22	175	190
Enterprise Products Operating LLC	3.350%	3/15/23	350	359
Enterprise Products Operating LLC	3.900%	2/15/24	2,050	2,145
Enterprise Products Operating LLC	3.750%	2/15/25	650	673
Enterprise Products Operating LLC	3.700%	2/15/26	400	412
Enterprise Products Operating LLC	3.950%	2/15/27	400	419
Enterprise Products Operating LLC	6.875%	3/1/33	1,400	1,706
Enterprise Products Operating LLC	7.550%	4/15/38	450	587
Enterprise Products Operating LLC	5.950%	2/1/41	495	571
Enterprise Products Operating LLC	4.850%	8/15/42	850	883
Enterprise Products Operating LLC	4.450%	2/15/43	600	587
Enterprise Products Operating LLC	4.850%	3/15/44	1,450	1,499
Enterprise Products Operating LLC	5.100%	2/15/45	475	514
Enterprise Products Operating LLC	4.900%	5/15/46	800	843
Enterprise Products Operating LLC	4.950%	10/15/54	200	198
5 Enterprise Products Operating LLC	7.034%	1/15/68	600	634
EOG Resources Inc.	5.625%	6/1/19	925	1,012
EOG Resources Inc.	4.100%	2/1/21	150	162
EOG Resources Inc.	2.625%	3/15/23	2,700	2,696
EQT Corp.	8.125%	6/1/19	400	457
EQT Corp.	4.875%	11/15/21	600	657
Exxon Mobil Corp.	1.439%	3/1/18	2,500	2,510
Exxon Mobil Corp.	1.305%	3/6/18	2,000	2,006
Exxon Mobil Corp.	1.819%	3/15/19	237	240
Exxon Mobil Corp.	1.912%	3/6/20	1,413	1,436
Exxon Mobil Corp.	2.222%	3/1/21	1,500	1,531
Exxon Mobil Corp.	2.397%	3/6/22	750	769
Exxon Mobil Corp.	2.726%	3/1/23	2,000	2,072
Exxon Mobil Corp.	2.709%	3/6/25	100	103
Exxon Mobil Corp.	3.043%	3/1/26	1,350	1,415

Exxon Mobil Corp.	3.567%	3/6/45	650	667
Exxon Mobil Corp.	4.114%	3/1/46	1,800	2,009
FMC Technologies Inc.	2.000%	10/1/17	200	199
FMC Technologies Inc.	3.450%	10/1/22	125	127
Gulf South Pipeline Co. LP	4.000%	6/15/22	300	298
Halliburton Co.	2.000%	8/1/18	400	403
Halliburton Co.	5.900%	9/15/18	25	27
Halliburton Co.	3.250%	11/15/21	40	42
Halliburton Co.	3.500%	8/1/23	950	979
Halliburton Co.	3.800%	11/15/25	2,250	2,327
Halliburton Co.	4.850%	11/15/35	1,000	1,077
Halliburton Co.	6.700%	9/15/38	580	736
Halliburton Co.	7.450%	9/15/39	450	615
Halliburton Co.	4.500%	11/15/41	675	671
Halliburton Co.	4.750%	8/1/43	150	158
Halliburton Co.	5.000%	11/15/45	1,200	1,303
Hess Corp.	3.500%	7/15/24	200	196
Hess Corp.	4.300%	4/1/27	500	504
Hess Corp.	7.875%	10/1/29	150	183
Hess Corp.	7.125%	3/15/33	375	422
Hess Corp.	6.000%	1/15/40	1,325	1,355
Hess Corp.	5.600%	2/15/41	825	823
Hess Corp.	5.800%	4/1/47	350	358
Husky Energy Inc.	7.250%	12/15/19	505	582
Husky Energy Inc.	3.950%	4/15/22	300	316
Husky Energy Inc.	4.000%	4/15/24	500	522
Husky Energy Inc.	6.800%	9/15/37	300	363
Kerr-McGee Corp.	6.950%	7/1/24	1,000	1,203
Kerr-McGee Corp.	7.875%	9/15/31	150	184
Kinder Morgan Energy Partners LP	5.950%	2/15/18	750	790
Kinder Morgan Energy Partners LP	2.650%	2/1/19	25	25
Kinder Morgan Energy Partners LP	6.500%	4/1/20	2,000	2,246
Kinder Morgan Energy Partners LP	5.800%	3/1/21	750	837
Kinder Morgan Energy Partners LP	5.000%	10/1/21	1,923	2,098
Kinder Morgan Energy Partners LP	4.150%	3/1/22	175	184
Kinder Morgan Energy Partners LP	3.950%	9/1/22	1,125	1,176
Kinder Morgan Energy Partners LP	3.500%	9/1/23	1,225	1,220
Kinder Morgan Energy Partners LP	4.250%	9/1/24	425	436
Kinder Morgan Energy Partners LP	7.300%	8/15/33	175	204
Kinder Morgan Energy Partners LP	5.800%	3/15/35	300	312
Kinder Morgan Energy Partners LP	6.500%	2/1/37	400	428
Kinder Morgan Energy Partners LP	6.950%	1/15/38	335	381
Kinder Morgan Energy Partners LP	6.500%	9/1/39	1,575	1,697
Kinder Morgan Energy Partners LP	6.550%	9/15/40	1,000	1,080
Kinder Morgan Energy Partners LP	5.000%	8/15/42	275	262
Kinder Morgan Energy Partners LP	4.700%	11/1/42	1,122	1,036
Kinder Morgan Energy Partners LP	5.000%	3/1/43	500	471
Kinder Morgan Energy Partners LP	5.500%	3/1/44	500	508
Kinder Morgan Inc.	2.000%	12/1/17	350	350
Kinder Morgan Inc.	3.050%	12/1/19	175	179
Kinder Morgan Inc.	4.300%	6/1/25	1,000	1,040
Kinder Morgan Inc.	7.800%	8/1/31	330	403
Kinder Morgan Inc.	7.750%	1/15/32	600	727
Kinder Morgan Inc.	5.300%	12/1/34	500	498
Kinder Morgan Inc.	5.550%	6/1/45	950	975
Kinder Morgan Inc.	5.050%	2/15/46	328	314
Magellan Midstream Partners LP	6.550%	7/15/19	625	702

Magellan Midstream Partners LP	3.200%	3/15/25	700	704
Magellan Midstream Partners LP	5.000%	3/1/26	450	513
Magellan Midstream Partners LP	4.200%	12/1/42	150	145
Magellan Midstream Partners LP	5.150%	10/15/43	350	387
Magellan Midstream Partners LP	4.200%	3/15/45	100	96
Magellan Midstream Partners LP	4.250%	9/15/46	300	300
Marathon Oil Corp.	6.000%	10/1/17	100	103
Marathon Oil Corp.	5.900%	3/15/18	225	235
Marathon Oil Corp.	2.700%	6/1/20	500	490
Marathon Oil Corp.	2.800%	11/1/22	900	832
Marathon Oil Corp.	6.800%	3/15/32	1,080	1,120
Marathon Oil Corp.	5.200%	6/1/45	300	273
Marathon Petroleum Corp.	2.700%	12/14/18	450	460
Marathon Petroleum Corp.	3.400%	12/15/20	400	415
Marathon Petroleum Corp.	6.500%	3/1/41	1,250	1,377
Marathon Petroleum Corp.	4.750%	9/15/44	250	224
Marathon Petroleum Corp.	5.000%	9/15/54	500	441
MPLX LP	4.500%	7/15/23	1,200	1,236
MPLX LP	4.875%	12/1/24	1,000	1,040
MPLX LP	4.875%	6/1/25	500	519
Nabors Industries Inc.	6.150%	2/15/18	870	903
Nabors Industries Inc.	9.250%	1/15/19	125	137
Nabors Industries Inc.	5.000%	9/15/20	100	99
Nabors Industries Inc.	4.625%	9/15/21	1,000	942
National Fuel Gas Co.	6.500%	4/15/18	750	791
National Fuel Gas Co.	3.750%	3/1/23	500	509
National Oilwell Varco Inc.	1.350%	12/1/17	300	299
National Oilwell Varco Inc.	2.600%	12/1/22	1,575	1,486
National Oilwell Varco Inc.	3.950%	12/1/42	300	235
Noble Energy Inc.	8.250%	3/1/19	1,690	1,933
Noble Energy Inc.	4.150%	12/15/21	875	931
Noble Energy Inc.	6.000%	3/1/41	1,250	1,356
Noble Energy Inc.	5.250%	11/15/43	450	459
Occidental Petroleum Corp.	4.100%	2/1/21	1,700	1,847
Occidental Petroleum Corp.	3.125%	2/15/22	750	786
Occidental Petroleum Corp.	3.500%	6/15/25	750	799
Occidental Petroleum Corp.	3.400%	4/15/26	400	423
Occidental Petroleum Corp.	4.625%	6/15/45	750	848
Occidental Petroleum Corp.	4.400%	4/15/46	700	772
Oceaneering International Inc.	4.650%	11/15/24	300	301
ONEOK Partners LP	2.000%	10/1/17	625	625
ONEOK Partners LP	8.625%	3/1/19	400	454
ONEOK Partners LP	4.900%	3/15/25	450	485
ONEOK Partners LP	6.650%	10/1/36	360	400
ONEOK Partners LP	6.125%	2/1/41	1,400	1,515
Panhandle Eastern Pipe Line Co. LP	6.200%	11/1/17	800	831
Petro-Canada	6.050%	5/15/18	1,350	1,443
Petro-Canada	7.875%	6/15/26	100	132
Petro-Canada	5.350%	7/15/33	450	497
Petro-Canada	5.950%	5/15/35	500	602
Petro-Canada	6.800%	5/15/38	250	327
Phillips 66	4.300%	4/1/22	1,175	1,291
Phillips 66	4.650%	11/15/34	300	325
Phillips 66	5.875%	5/1/42	900	1,130
Phillips 66	4.875%	11/15/44	1,395	1,553
Phillips 66 Partners LP	2.646%	2/15/20	135	136
Phillips 66 Partners LP	3.605%	2/15/25	350	352

Phillips 66 Partners LP	4.680%	2/15/45	150	141
Pioneer Natural Resources Co.	6.875%	5/1/18	500	537
Pioneer Natural Resources Co.	7.500%	1/15/20	100	116
Pioneer Natural Resources Co.	3.950%	7/15/22	1,075	1,143
Pioneer Natural Resources Co.	4.450%	1/15/26	1,350	1,468
Plains All American Pipeline LP / PAA
Finance Corp.	6.500%	5/1/18	50	53
Plains All American Pipeline LP / PAA
Finance Corp.	8.750%	5/1/19	925	1,067
Plains All American Pipeline LP / PAA
Finance Corp.	5.000%	2/1/21	1,125	1,221
Plains All American Pipeline LP / PAA
Finance Corp.	2.850%	1/31/23	300	284
Plains All American Pipeline LP / PAA
Finance Corp.	3.600%	11/1/24	2,155	2,096
Plains All American Pipeline LP / PAA
Finance Corp.	4.650%	10/15/25	300	312
Plains All American Pipeline LP / PAA
Finance Corp.	6.700%	5/15/36	205	223
Plains All American Pipeline LP / PAA
Finance Corp.	6.650%	1/15/37	350	380
Plains All American Pipeline LP / PAA
Finance Corp.	4.300%	1/31/43	1,350	1,110
Regency Energy Partners LP / Regency
Energy Finance Corp.	6.500%	7/15/21	902	930
Regency Energy Partners LP / Regency
Energy Finance Corp.	5.875%	3/1/22	1,200	1,321
Regency Energy Partners LP / Regency
Energy Finance Corp.	5.000%	10/1/22	1,050	1,108
Regency Energy Partners LP / Regency
Energy Finance Corp.	5.500%	4/15/23	500	516
Regency Energy Partners LP / Regency
Energy Finance Corp.	4.500%	11/1/23	200	202
Repsol Oil & Gas Canada Inc.	7.750%	6/1/19	445	488
Repsol Oil & Gas Canada Inc.	3.750%	2/1/21	350	339
Schlumberger Investment SA	3.650%	12/1/23	790	853
Shell International Finance BV	1.250%	11/10/17	650	650
Shell International Finance BV	1.900%	8/10/18	400	405
Shell International Finance BV	1.625%	11/10/18	1,000	1,003
Shell International Finance BV	2.000%	11/15/18	1,550	1,569
Shell International Finance BV	1.375%	5/10/19	650	648
Shell International Finance BV	1.375%	9/12/19	2,700	2,690
Shell International Finance BV	4.300%	9/22/19	1,500	1,617
Shell International Finance BV	4.375%	3/25/20	625	683
Shell International Finance BV	2.125%	5/11/20	400	406
Shell International Finance BV	2.250%	11/10/20	400	407
Shell International Finance BV	1.875%	5/10/21	1,500	1,500
Shell International Finance BV	1.750%	9/12/21	1,000	993
Shell International Finance BV	2.375%	8/21/22	1,025	1,040
Shell International Finance BV	2.250%	1/6/23	175	175
Shell International Finance BV	3.400%	8/12/23	400	426
Shell International Finance BV	3.250%	5/11/25	400	422
Shell International Finance BV	2.875%	5/10/26	2,000	2,031
Shell International Finance BV	4.125%	5/11/35	2,150	2,306
Shell International Finance BV	6.375%	12/15/38	820	1,105
Shell International Finance BV	5.500%	3/25/40	1,250	1,532
Shell International Finance BV	3.625%	8/21/42	450	435

Shell International Finance BV	4.550%	8/12/43	1,000	1,099
Shell International Finance BV	4.375%	5/11/45	2,900	3,132
Shell International Finance BV	4.000%	5/10/46	1,500	1,532
Shell International Finance BV	3.750%	9/12/46	1,200	1,188
Southern Natural Gas Co. LLC	8.000%	3/1/32	350	443
Southern Natural Gas Co. LLC / Southern
Natural Issuing Corp.	4.400%	6/15/21	1,250	1,373
Spectra Energy Capital LLC	6.200%	4/15/18	850	899
Spectra Energy Capital LLC	8.000%	10/1/19	165	190
Spectra Energy Capital LLC	7.500%	9/15/38	175	218
Spectra Energy Partners LP	2.950%	9/25/18	75	76
Spectra Energy Partners LP	3.500%	3/15/25	800	812
Spectra Energy Partners LP	4.500%	3/15/45	700	705
Suncor Energy Inc.	6.100%	6/1/18	100	107
Suncor Energy Inc.	6.500%	6/15/38	1,540	2,023
Suncor Energy Inc.	6.850%	6/1/39	310	420
Sunoco Logistics Partners Operations LP	4.400%	4/1/21	2,550	2,736
Sunoco Logistics Partners Operations LP	4.250%	4/1/24	400	415
Sunoco Logistics Partners Operations LP	5.950%	12/1/25	300	347
Sunoco Logistics Partners Operations LP	6.850%	2/15/40	419	483
Sunoco Logistics Partners Operations LP	4.950%	1/15/43	300	289
Sunoco Logistics Partners Operations LP	5.300%	4/1/44	950	965
Texas Eastern Transmission LP	7.000%	7/15/32	500	624
Tosco Corp.	8.125%	2/15/30	1,350	1,838
Total Capital Canada Ltd.	1.450%	1/15/18	1,225	1,229
Total Capital Canada Ltd.	2.750%	7/15/23	425	440
Total Capital International SA	2.100%	6/19/19	1,900	1,937
Total Capital International SA	2.750%	6/19/21	3,300	3,438
Total Capital International SA	2.875%	2/17/22	1,400	1,464
Total Capital International SA	2.700%	1/25/23	700	722
Total Capital International SA	3.700%	1/15/24	650	711
Total Capital International SA	3.750%	4/10/24	1,000	1,100
Total Capital SA	2.125%	8/10/18	850	862
Total Capital SA	4.450%	6/24/20	425	467
Total Capital SA	4.125%	1/28/21	512	562
TransCanada PipeLines Ltd.	1.625%	11/9/17	200	201
TransCanada PipeLines Ltd.	6.500%	8/15/18	300	326
TransCanada PipeLines Ltd.	3.800%	10/1/20	2,660	2,847
TransCanada PipeLines Ltd.	2.500%	8/1/22	1,000	1,005
TransCanada PipeLines Ltd.	3.750%	10/16/23	600	640
TransCanada PipeLines Ltd.	5.600%	3/31/34	800	964
TransCanada PipeLines Ltd.	5.850%	3/15/36	125	153
TransCanada PipeLines Ltd.	6.200%	10/15/37	1,775	2,274
TransCanada PipeLines Ltd.	6.100%	6/1/40	200	253
TransCanada PipeLines Ltd.	5.000%	10/16/43	1,400	1,613
Transcontinental Gas Pipe Line Co. LLC	6.050%	6/15/18	230	243
Valero Energy Corp.	9.375%	3/15/19	425	501
Valero Energy Corp.	3.650%	3/15/25	900	920
Valero Energy Corp.	3.400%	9/15/26	800	792
Valero Energy Corp.	7.500%	4/15/32	675	837
Valero Energy Corp.	6.625%	6/15/37	855	1,000
Valero Energy Corp.	4.900%	3/15/45	400	396
Western Gas Partners LP	5.375%	6/1/21	1,350	1,470
Western Gas Partners LP	3.950%	6/1/25	300	297
Western Gas Partners LP	5.450%	4/1/44	600	603
Williams Partners LP	5.250%	3/15/20	1,395	1,512
Williams Partners LP	4.000%	11/15/21	400	414

Williams Partners LP	3.600%	3/15/22	750	761
Williams Partners LP	3.350%	8/15/22	500	496
Williams Partners LP	4.500%	11/15/23	560	580
Williams Partners LP	3.900%	1/15/25	1,200	1,198
Williams Partners LP	4.000%	9/15/25	1,100	1,103
Williams Partners LP	6.300%	4/15/40	475	524
Williams Partners LP	5.800%	11/15/43	700	730
Williams Partners LP	5.400%	3/4/44	300	300
Williams Partners LP	4.900%	1/15/45	325	310
Williams Partners LP	5.100%	9/15/45	950	940
Williams Partners LP / ACMP Finance Corp.	4.875%	5/15/23	450	455
Williams Partners LP / ACMP Finance Corp.	4.875%	3/15/24	500	506
XTO Energy Inc.	5.500%	6/15/18	400	429

Other Industrial (0.0%)
California Institute of Technology GO	4.700%	11/1/11	950	1,051
CBRE Services Inc.	5.000%	3/15/23	500	526
CBRE Services Inc.	5.250%	3/15/25	275	296
CBRE Services Inc.	4.875%	3/1/26	375	393
Cintas Corp. No 2	6.125%	12/1/17	400	423
Cintas Corp. No 2	3.250%	6/1/22	150	158
Fluor Corp.	3.375%	9/15/21	150	161
Fluor Corp.	3.500%	12/15/24	1,000	1,064
George Washington University	3.545%	9/15/46	175	173
Howard Hughes Medical Institute Revenue	3.500%	9/1/23	725	794
5 Johns Hopkins University Maryland GO	4.083%	7/1/53	500	568
Massachusetts Institute of Technology	3.885%	7/1/16	350	349
Massachusetts Institute of Technology GO	5.600%	7/1/11	400	555
Massachusetts Institute of Technology GO	4.678%	7/1/14	700	832
5 Northwestern University Illinois GO	3.688%	12/1/38	300	328
5 Northwestern University Illinois GO	4.643%	12/1/44	350	445
President & Fellows of Harvard College
Massachusetts GO	3.619%	10/1/37	500	555
5 Rice University Texas GO	3.574%	5/15/45	250	276
Trustees of Dartmouth College	3.474%	6/1/46	800	850
5 University of Notre Dame DU LAC Indiana GO	3.438%	2/15/45	300	318
University of Pennsylvania GO	4.674%	9/1/12	625	719
5 University of Southern California	3.028%	10/1/39	500	497
Wesleyan University Connecticut GO	4.781%	7/1/16	150	160
Yale University Connecticut GO	2.086%	4/15/19	150	154

Technology (0.9%)
Adobe Systems Inc.	4.750%	2/1/20	325	358
Adobe Systems Inc.	3.250%	2/1/25	700	737
Alphabet Inc.	3.625%	5/19/21	350	385
Altera Corp.	1.750%	5/15/17	150	151
Altera Corp.	2.500%	11/15/18	625	642
Altera Corp.	4.100%	11/15/23	750	847
Amphenol Corp.	2.550%	1/30/19	1,650	1,688
Amphenol Corp.	3.125%	9/15/21	250	258
Amphenol Corp.	4.000%	2/1/22	75	80
Analog Devices Inc.	2.875%	6/1/23	1,375	1,391
Apple Inc.	1.000%	5/3/18	1,300	1,298
Apple Inc.	2.100%	5/6/19	1,650	1,686
Apple Inc.	1.100%	8/2/19	1,100	1,094
Apple Inc.	1.550%	2/7/20	1,550	1,563
Apple Inc.	2.000%	5/6/20	700	715

Apple Inc.	2.250%	2/23/21	3,200	3,282
Apple Inc.	2.850%	5/6/21	1,825	1,923
Apple Inc.	1.550%	8/4/21	1,400	1,396
Apple Inc.	2.150%	2/9/22	2,500	2,541
Apple Inc.	2.700%	5/13/22	1,500	1,567
Apple Inc.	2.400%	5/3/23	2,800	2,852
Apple Inc.	3.450%	5/6/24	1,875	2,030
Apple Inc.	2.500%	2/9/25	1,300	1,318
Apple Inc.	3.200%	5/13/25	1,300	1,379
Apple Inc.	3.250%	2/23/26	2,950	3,137
Apple Inc.	4.500%	2/23/36	1,000	1,149
Apple Inc.	3.850%	5/4/43	1,400	1,431
Apple Inc.	4.450%	5/6/44	1,150	1,286
Apple Inc.	3.450%	2/9/45	1,275	1,222
Apple Inc.	4.650%	2/23/46	4,600	5,289
Apple Inc.	3.850%	8/4/46	2,500	2,545
Applied Materials Inc.	2.625%	10/1/20	475	491
Applied Materials Inc.	4.300%	6/15/21	2,185	2,433
Applied Materials Inc.	3.900%	10/1/25	1,000	1,110
Applied Materials Inc.	5.100%	10/1/35	350	408
Applied Materials Inc.	5.850%	6/15/41	125	155
Arrow Electronics Inc.	3.000%	3/1/18	200	203
Arrow Electronics Inc.	3.500%	4/1/22	325	333
Arrow Electronics Inc.	4.500%	3/1/23	400	424
Arrow Electronics Inc.	4.000%	4/1/25	400	410
Autodesk Inc.	1.950%	12/15/17	550	553
Autodesk Inc.	3.125%	6/15/20	225	231
Autodesk Inc.	3.600%	12/15/22	100	103
Autodesk Inc.	4.375%	6/15/25	175	186
AVNET Inc.	4.625%	4/15/26	800	828
Baidu Inc.	2.750%	6/9/19	350	357
Baidu Inc.	3.500%	11/28/22	1,500	1,570
Broadridge Financial Solutions Inc.	3.950%	9/1/20	250	266
Broadridge Financial Solutions Inc.	3.400%	6/27/26	320	329
CA Inc.	5.375%	12/1/19	205	227
CA Inc.	3.600%	8/1/20	800	839
CA Inc.	4.500%	8/15/23	150	163
Cadence Design Systems Inc.	4.375%	10/15/24	125	129
Cisco Systems Inc.	1.400%	2/28/18	1,050	1,054
Cisco Systems Inc.	4.950%	2/15/19	1,550	1,680
Cisco Systems Inc.	1.600%	2/28/19	1,650	1,664
Cisco Systems Inc.	2.125%	3/1/19	1,325	1,351
Cisco Systems Inc.	4.450%	1/15/20	2,775	3,035
Cisco Systems Inc.	2.450%	6/15/20	1,000	1,036
Cisco Systems Inc.	2.200%	2/28/21	2,600	2,654
Cisco Systems Inc.	2.900%	3/4/21	225	236
Cisco Systems Inc.	2.200%	9/20/23	500	504
Cisco Systems Inc.	3.625%	3/4/24	400	440
Cisco Systems Inc.	2.950%	2/28/26	400	421
Cisco Systems Inc.	2.500%	9/20/26	1,000	1,013
Cisco Systems Inc.	5.900%	2/15/39	425	570
Cisco Systems Inc.	5.500%	1/15/40	1,205	1,553
Corning Inc.	1.500%	5/8/18	875	874
Corning Inc.	6.625%	5/15/19	50	56
Corning Inc.	2.900%	5/15/22	625	644
Corning Inc.	3.700%	11/15/23	500	535
Corning Inc.	4.700%	3/15/37	175	183

Corning Inc.	5.750%	8/15/40	340	402
8 Diamond 1 Finance Corp. / Diamond 2
Finance Corp.	3.480%	6/1/19	2,450	2,520
8 Diamond 1 Finance Corp. / Diamond 2
Finance Corp.	4.420%	6/15/21	2,900	3,030
8 Diamond 1 Finance Corp. / Diamond 2
Finance Corp.	5.450%	6/15/23	3,250	3,481
8 Diamond 1 Finance Corp. / Diamond 2
Finance Corp.	6.020%	6/15/26	2,925	3,199
8 Diamond 1 Finance Corp. / Diamond 2
Finance Corp.	8.100%	7/15/36	975	1,148
8 Diamond 1 Finance Corp. / Diamond 2
Finance Corp.	8.350%	7/15/46	1,300	1,560
Equifax Inc.	2.300%	6/1/21	2,575	2,602
Equifax Inc.	3.250%	6/1/26	350	360
Fidelity National Information Services Inc.	2.000%	4/15/18	100	101
Fidelity National Information Services Inc.	2.850%	10/15/18	300	308
Fidelity National Information Services Inc.	3.625%	10/15/20	3,625	3,841
Fidelity National Information Services Inc.	5.000%	3/15/22	350	363
Fidelity National Information Services Inc.	3.500%	4/15/23	625	656
Fidelity National Information Services Inc.	3.875%	6/5/24	325	348
Fidelity National Information Services Inc.	5.000%	10/15/25	1,450	1,653
Fidelity National Information Services Inc.	4.500%	8/15/46	375	379
Fiserv Inc.	2.700%	6/1/20	525	542
Fiserv Inc.	3.850%	6/1/25	700	757
Flex Ltd.	4.625%	2/15/20	275	292
8 Hewlett Packard Enterprise Co.	2.450%	10/5/17	1,250	1,260
8 Hewlett Packard Enterprise Co.	2.850%	10/5/18	2,300	2,343
8 Hewlett Packard Enterprise Co.	3.600%	10/15/20	1,625	1,704
8 Hewlett Packard Enterprise Co.	4.400%	10/15/22	1,450	1,547
8 Hewlett Packard Enterprise Co.	4.900%	10/15/25	2,500	2,666
8 Hewlett Packard Enterprise Co.	6.200%	10/15/35	350	365
8 Hewlett Packard Enterprise Co.	6.350%	10/15/45	1,450	1,499
HP Inc.	3.750%	12/1/20	113	119
HP Inc.	4.300%	6/1/21	150	162
HP Inc.	4.375%	9/15/21	650	700
HP Inc.	4.650%	12/9/21	2,175	2,384
HP Inc.	6.000%	9/15/41	610	620
Ingram Micro Inc.	4.950%	12/15/24	925	944
Intel Corp.	1.350%	12/15/17	4,510	4,524
Intel Corp.	2.450%	7/29/20	500	517
Intel Corp.	1.700%	5/19/21	200	201
Intel Corp.	3.300%	10/1/21	200	215
Intel Corp.	3.100%	7/29/22	625	666
Intel Corp.	2.700%	12/15/22	700	731
Intel Corp.	3.700%	7/29/25	500	554
Intel Corp.	2.600%	5/19/26	775	790
Intel Corp.	4.000%	12/15/32	475	522
Intel Corp.	4.800%	10/1/41	1,205	1,414
Intel Corp.	4.250%	12/15/42	775	846
Intel Corp.	4.900%	7/29/45	900	1,076
Intel Corp.	4.100%	5/19/46	775	831
International Business Machines Corp.	1.250%	2/8/18	2,555	2,558
International Business Machines Corp.	1.950%	2/12/19	675	685
International Business Machines Corp.	1.800%	5/17/19	2,000	2,028
International Business Machines Corp.	1.625%	5/15/20	670	678
International Business Machines Corp.	2.900%	11/1/21	200	212

International Business Machines Corp.	2.875%	11/9/22	500	527
International Business Machines Corp.	3.375%	8/1/23	600	645
International Business Machines Corp.	3.625%	2/12/24	1,400	1,525
International Business Machines Corp.	5.600%	11/30/39	1,114	1,441
International Business Machines Corp.	4.000%	6/20/42	423	445
International Business Machines Corp.	4.700%	2/19/46	1,000	1,155
Jabil Circuit Inc.	5.625%	12/15/20	250	269
Juniper Networks Inc.	3.125%	2/26/19	250	257
Juniper Networks Inc.	3.300%	6/15/20	475	493
Juniper Networks Inc.	4.600%	3/15/21	360	390
Juniper Networks Inc.	4.350%	6/15/25	200	209
Juniper Networks Inc.	5.950%	3/15/41	150	159
Keysight Technologies Inc.	3.300%	10/30/19	350	357
Keysight Technologies Inc.	4.550%	10/30/24	325	336
KLA-Tencor Corp.	2.375%	11/1/17	100	101
KLA-Tencor Corp.	3.375%	11/1/19	100	104
KLA-Tencor Corp.	4.125%	11/1/21	2,000	2,152
KLA-Tencor Corp.	4.650%	11/1/24	400	440
Lam Research Corp.	2.750%	3/15/20	325	333
Lam Research Corp.	2.800%	6/15/21	450	462
Lam Research Corp.	3.450%	6/15/23	500	512
Lam Research Corp.	3.800%	3/15/25	425	445
Lam Research Corp.	3.900%	6/15/26	2,700	2,811
Lexmark International Inc.	6.650%	6/1/18	375	398
Maxim Integrated Products Inc.	3.375%	3/15/23	50	51
Microsoft Corp.	1.000%	5/1/18	400	400
Microsoft Corp.	1.300%	11/3/18	2,400	2,411
Microsoft Corp.	4.200%	6/1/19	460	496
Microsoft Corp.	1.100%	8/8/19	1,775	1,769
Microsoft Corp.	3.000%	10/1/20	250	266
Microsoft Corp.	2.000%	11/3/20	1,975	2,014
Microsoft Corp.	1.550%	8/8/21	1,950	1,945
Microsoft Corp.	2.375%	2/12/22	1,600	1,645
Microsoft Corp.	2.650%	11/3/22	1,650	1,719
Microsoft Corp.	2.125%	11/15/22	225	229
Microsoft Corp.	2.375%	5/1/23	225	230
Microsoft Corp.	2.000%	8/8/23	1,050	1,049
Microsoft Corp.	3.625%	12/15/23	750	825
Microsoft Corp.	2.700%	2/12/25	925	957
Microsoft Corp.	3.125%	11/3/25	2,000	2,128
Microsoft Corp.	2.400%	8/8/26	2,700	2,708
Microsoft Corp.	3.500%	2/12/35	1,325	1,352
Microsoft Corp.	4.200%	11/3/35	575	641
Microsoft Corp.	3.450%	8/8/36	1,750	1,783
Microsoft Corp.	5.200%	6/1/39	229	286
Microsoft Corp.	4.500%	10/1/40	125	143
Microsoft Corp.	5.300%	2/8/41	600	769
Microsoft Corp.	3.500%	11/15/42	850	836
Microsoft Corp.	3.750%	5/1/43	185	191
Microsoft Corp.	4.875%	12/15/43	350	419
Microsoft Corp.	3.750%	2/12/45	400	406
Microsoft Corp.	4.450%	11/3/45	2,650	3,013
Microsoft Corp.	3.700%	8/8/46	2,475	2,507
Microsoft Corp.	4.000%	2/12/55	2,000	2,044
Microsoft Corp.	4.750%	11/3/55	650	750
Microsoft Corp.	3.950%	8/8/56	1,600	1,616
Motorola Solutions Inc.	3.750%	5/15/22	400	410

Motorola Solutions Inc.	3.500%	3/1/23	1,100	1,094
Motorola Solutions Inc.	4.000%	9/1/24	400	404
Motorola Solutions Inc.	7.500%	5/15/25	75	89
Motorola Solutions Inc.	5.500%	9/1/44	300	294
NetApp Inc.	3.375%	6/15/21	900	943
NVIDIA Corp.	2.200%	9/16/21	665	668
NVIDIA Corp.	3.200%	9/16/26	665	670
Oracle Corp.	1.200%	10/15/17	1,150	1,154
Oracle Corp.	5.750%	4/15/18	1,415	1,514
Oracle Corp.	2.375%	1/15/19	525	537
Oracle Corp.	5.000%	7/8/19	1,175	1,290
Oracle Corp.	2.250%	10/8/19	2,850	2,920
Oracle Corp.	1.900%	9/15/21	5,300	5,311
Oracle Corp.	2.500%	5/15/22	1,250	1,279
Oracle Corp.	2.400%	9/15/23	1,720	1,727
Oracle Corp.	3.400%	7/8/24	2,350	2,511
Oracle Corp.	2.950%	5/15/25	1,000	1,032
Oracle Corp.	2.650%	7/15/26	2,925	2,918
Oracle Corp.	3.250%	5/15/30	275	288
Oracle Corp.	4.300%	7/8/34	1,350	1,473
Oracle Corp.	3.900%	5/15/35	1,350	1,401
Oracle Corp.	3.850%	7/15/36	1,475	1,527
Oracle Corp.	6.500%	4/15/38	625	865
Oracle Corp.	6.125%	7/8/39	645	865
Oracle Corp.	5.375%	7/15/40	1,375	1,690
Oracle Corp.	4.500%	7/8/44	775	849
Oracle Corp.	4.125%	5/15/45	400	420
Oracle Corp.	4.000%	7/15/46	2,300	2,378
Oracle Corp.	4.375%	5/15/55	1,000	1,069
Pitney Bowes Inc.	3.375%	10/1/21	1,050	1,050
Pitney Bowes Inc.	4.625%	3/15/24	1,050	1,089
QUALCOMM Inc.	1.400%	5/18/18	1,000	1,003
QUALCOMM Inc.	2.250%	5/20/20	1,000	1,021
QUALCOMM Inc.	3.000%	5/20/22	1,275	1,330
QUALCOMM Inc.	3.450%	5/20/25	975	1,036
QUALCOMM Inc.	4.650%	5/20/35	475	509
QUALCOMM Inc.	4.800%	5/20/45	1,200	1,313
Seagate HDD Cayman	4.750%	6/1/23	1,500	1,485
Seagate HDD Cayman	4.750%	1/1/25	750	703
Seagate HDD Cayman	4.875%	6/1/27	450	407
Symantec Corp.	4.200%	9/15/20	75	78
Symantec Corp.	3.950%	6/15/22	400	408
Telefonaktiebolaget LM Ericsson	4.125%	5/15/22	475	509
Texas Instruments Inc.	1.650%	8/3/19	1,000	1,012
Total System Services Inc.	2.375%	6/1/18	125	126
Total System Services Inc.	4.800%	4/1/26	675	749
Trimble Navigation Ltd.	4.750%	12/1/24	225	237
Tyco Electronics Group SA	6.550%	10/1/17	355	373
Tyco Electronics Group SA	2.350%	8/1/19	200	203
Tyco Electronics Group SA	3.500%	2/3/22	750	785
Tyco Electronics Group SA	3.450%	8/1/24	350	365
Tyco Electronics Group SA	7.125%	10/1/37	700	991
Verisk Analytics Inc.	4.125%	9/12/22	1,300	1,395
Verisk Analytics Inc.	5.500%	6/15/45	250	269
Xerox Corp.	6.350%	5/15/18	1,580	1,679
Xerox Corp.	2.750%	3/15/19	250	251
Xerox Corp.	5.625%	12/15/19	550	595

Xerox Corp.	2.800%	5/15/20	300	298
Xerox Corp.	4.500%	5/15/21	835	881
Xilinx Inc.	2.125%	3/15/19	325	329
Xilinx Inc.	3.000%	3/15/21	1,275	1,329

Transportation (0.3%)
5 American Airlines 2011-1 Class A Pass
Through Trust	5.250%	7/31/22	1,497	1,623
5 American Airlines 2013-1 Class A Pass
Through Trust	4.000%	1/15/27	230	244
5 American Airlines 2013-2 Class A Pass
Through Trust	4.950%	7/15/24	979	1,066
5 American Airlines 2014-1 Class A Pass
Through Trust	3.700%	4/1/28	457	479
5 American Airlines 2015-1 Class A Pass
Through Trust	3.375%	11/1/28	859	883
5 American Airlines 2015-1 Class B Pass
Through Trust	3.700%	11/1/24	136	132
5 American Airlines 2015-2 Class AA Pass
Through Trust	3.600%	9/22/27	278	295
5 American Airlines 2016-1 Class A Pass
Through Trust	4.100%	1/15/28	224	241
5 American Airlines 2016-1 Class AA Pass
Through Trust	3.575%	1/15/28	499	525
5 American Airlines 2016-2 Class AA Pass
Through Trust	3.200%	6/15/28	1,000	1,025
5 American Airlines 2016-3 Class A Pass
Through Trust	3.250%	4/15/30	150	151
American Airlines 2016-3 Class AA Pass
Through Trust	3.000%	10/15/28	225	226
5 BNSF Funding Trust I	6.613%	12/15/55	325	375
Burlington Northern Santa Fe LLC	5.750%	3/15/18	625	666
Burlington Northern Santa Fe LLC	3.600%	9/1/20	275	296
Burlington Northern Santa Fe LLC	4.100%	6/1/21	410	450
Burlington Northern Santa Fe LLC	3.450%	9/15/21	410	442
Burlington Northern Santa Fe LLC	3.050%	3/15/22	425	448
Burlington Northern Santa Fe LLC	3.050%	9/1/22	400	423
Burlington Northern Santa Fe LLC	3.000%	3/15/23	625	656
Burlington Northern Santa Fe LLC	3.850%	9/1/23	275	304
Burlington Northern Santa Fe LLC	3.750%	4/1/24	400	440
Burlington Northern Santa Fe LLC	3.400%	9/1/24	400	430
Burlington Northern Santa Fe LLC	3.000%	4/1/25	250	262
Burlington Northern Santa Fe LLC	3.650%	9/1/25	1,050	1,155
Burlington Northern Santa Fe LLC	7.000%	12/15/25	700	946
Burlington Northern Santa Fe LLC	6.200%	8/15/36	125	169
Burlington Northern Santa Fe LLC	6.150%	5/1/37	400	547
Burlington Northern Santa Fe LLC	5.750%	5/1/40	450	586
Burlington Northern Santa Fe LLC	5.050%	3/1/41	375	456
Burlington Northern Santa Fe LLC	5.400%	6/1/41	925	1,176
Burlington Northern Santa Fe LLC	4.400%	3/15/42	575	645
Burlington Northern Santa Fe LLC	4.375%	9/1/42	200	225
Burlington Northern Santa Fe LLC	4.450%	3/15/43	350	398
Burlington Northern Santa Fe LLC	5.150%	9/1/43	500	623
Burlington Northern Santa Fe LLC	4.900%	4/1/44	300	365
Burlington Northern Santa Fe LLC	4.550%	9/1/44	600	691
Burlington Northern Santa Fe LLC	4.150%	4/1/45	300	331
Burlington Northern Santa Fe LLC	4.700%	9/1/45	300	354

Burlington Northern Santa Fe LLC	3.900%	8/1/46	600	640
Canadian National Railway Co.	5.850%	11/15/17	175	184
Canadian National Railway Co.	5.550%	3/1/19	265	292
Canadian National Railway Co.	2.850%	12/15/21	550	580
Canadian National Railway Co.	2.750%	3/1/26	750	780
Canadian National Railway Co.	6.250%	8/1/34	350	491
Canadian National Railway Co.	6.200%	6/1/36	350	484
Canadian National Railway Co.	6.375%	11/15/37	350	497
Canadian Pacific Railway Co.	4.450%	3/15/23	225	250
Canadian Pacific Railway Co.	2.900%	2/1/25	100	103
Canadian Pacific Railway Co.	3.700%	2/1/26	450	487
Canadian Pacific Railway Co.	7.125%	10/15/31	225	310
Canadian Pacific Railway Co.	5.750%	3/15/33	425	510
Canadian Pacific Railway Co.	5.950%	5/15/37	775	977
Canadian Pacific Railway Co.	4.800%	8/1/45	200	234
Canadian Pacific Railway Co.	6.125%	9/15/15	230	285
Canadian Pacific Railway Ltd.	4.500%	1/15/22	691	762
Canadian Pacific Railway Ltd.	5.750%	1/15/42	110	140
5 Continental Airlines 2009-2 Class A Pass
Through Trust	7.250%	5/10/21	900	1,027
5 Continental Airlines 2010-1 Class A Pass
Through Trust	4.750%	7/12/22	814	873
5 Continental Airlines 2012-1 Class A Pass
Through Trust	4.150%	10/11/25	767	819
5 Continental Airlines 2012-2 Class A Pass
Through Trust	4.000%	4/29/26	392	420
CSX Corp.	6.250%	3/15/18	725	775
CSX Corp.	7.375%	2/1/19	2,065	2,340
CSX Corp.	3.700%	10/30/20	205	219
CSX Corp.	4.250%	6/1/21	900	992
CSX Corp.	3.350%	11/1/25	400	428
CSX Corp.	6.220%	4/30/40	174	233
CSX Corp.	5.500%	4/15/41	425	527
CSX Corp.	4.750%	5/30/42	1,310	1,501
CSX Corp.	4.400%	3/1/43	93	102
CSX Corp.	4.100%	3/15/44	800	852
CSX Corp.	3.950%	5/1/50	650	651
5 Delta Air Lines 2007-1 Class A Pass Through
Trust	6.821%	2/10/24	158	186
5 Delta Air Lines 2009-1 Class A Pass Through
Trust	7.750%	6/17/21	85	97
5 Delta Air Lines 2010-1 Class A Pass Through
Trust	6.200%	1/2/20	24	26
5 Delta Air Lines 2010-2 Class A Pass Through
Trust	4.950%	11/23/20	53	56
5 Delta Air Lines 2012-1 Class A Pass Through
Trust	4.750%	11/7/21	55	59
5 Delta Air Lines 2015-1 Class AA Pass
Through Trust	3.625%	7/30/27	359	383
FedEx Corp.	8.000%	1/15/19	475	544
FedEx Corp.	2.625%	8/1/22	50	52
FedEx Corp.	4.000%	1/15/24	450	500
FedEx Corp.	3.250%	4/1/26	500	528
FedEx Corp.	3.900%	2/1/35	200	207
FedEx Corp.	3.875%	8/1/42	200	199
FedEx Corp.	4.100%	4/15/43	300	307
FedEx Corp.	5.100%	1/15/44	500	594

FedEx Corp.	4.750%	11/15/45	825	942
FedEx Corp.	4.550%	4/1/46	550	611
FedEx Corp.	4.500%	2/1/65	150	154
5 Hawaiian Airlines 2013-1 Class A Pass
Through Certificates	3.900%	1/15/26	867	875
JB Hunt Transport Services Inc.	3.300%	8/15/22	400	411
JB Hunt Transport Services Inc.	3.850%	3/15/24	200	211
Kansas City Southern	2.350%	5/15/20	25	25
Kansas City Southern	3.000%	5/15/23	500	509
Kansas City Southern	3.125%	6/1/26	675	685
Kansas City Southern	4.300%	5/15/43	250	259
Kansas City Southern	4.950%	8/15/45	325	370
5 Latam Airlines 2015-1 Pass Through Trust A	4.200%	8/15/29	242	235
Norfolk Southern Corp.	5.750%	4/1/18	200	213
Norfolk Southern Corp.	5.900%	6/15/19	335	373
Norfolk Southern Corp.	3.250%	12/1/21	325	345
Norfolk Southern Corp.	2.903%	2/15/23	780	808
Norfolk Southern Corp.	5.590%	5/17/25	164	198
Norfolk Southern Corp.	7.800%	5/15/27	100	142
Norfolk Southern Corp.	4.837%	10/1/41	565	658
Norfolk Southern Corp.	3.950%	10/1/42	425	443
Norfolk Southern Corp.	4.450%	6/15/45	275	308
Norfolk Southern Corp.	4.650%	1/15/46	200	231
Norfolk Southern Corp.	7.900%	5/15/97	200	302
Norfolk Southern Corp.	6.000%	3/15/05	275	335
Norfolk Southern Corp.	6.000%	5/23/11	925	1,126
5 Northwest Airlines 2007-1 Class A Pass
Through Trust	7.027%	5/1/21	167	189
Ryder System Inc.	2.450%	11/15/18	1,000	1,016
Ryder System Inc.	2.350%	2/26/19	1,350	1,370
Ryder System Inc.	2.550%	6/1/19	800	816
Ryder System Inc.	2.500%	5/11/20	200	202
Ryder System Inc.	2.875%	9/1/20	125	127
Southern Railway Co.	9.750%	6/15/20	116	147
Southwest Airlines Co.	2.750%	11/6/19	25	26
Southwest Airlines Co.	2.650%	11/5/20	540	555
5 Southwest Airlines Co. 2007-1 Pass Through
Trust	6.150%	2/1/24	100	113
5 Spirit Airlines Class A Pass Through
Certificates Series 2015-1	4.100%	10/1/29	325	333
Trinity Industries Inc.	4.550%	10/1/24	225	224
Union Pacific Corp.	1.800%	2/1/20	450	456
Union Pacific Corp.	2.250%	6/19/20	300	307
Union Pacific Corp.	2.750%	4/15/23	200	208
Union Pacific Corp.	3.250%	1/15/25	400	430
Union Pacific Corp.	3.250%	8/15/25	900	967
Union Pacific Corp.	2.750%	3/1/26	350	363
Union Pacific Corp.	6.625%	2/1/29	400	551
Union Pacific Corp.	3.375%	2/1/35	900	921
Union Pacific Corp.	4.750%	9/15/41	250	297
Union Pacific Corp.	4.250%	4/15/43	400	447
Union Pacific Corp.	4.750%	12/15/43	325	389
Union Pacific Corp.	4.821%	2/1/44	189	228
Union Pacific Corp.	4.850%	6/15/44	75	91
Union Pacific Corp.	4.150%	1/15/45	400	442
Union Pacific Corp.	4.050%	11/15/45	250	275
Union Pacific Corp.	4.050%	3/1/46	500	548

Union Pacific Corp.	3.875%	2/1/55	400	401
Union Pacific Corp.	4.375%	11/15/65	800	876
5 United Airlines 2013-1 Class A Pass Through
Trust	4.300%	2/15/27	632	688
5 United Airlines 2014-1 Class A Pass Through
Trust	4.000%	10/11/27	707	757
5 United Airlines 2015-1 Class A Pass Through
Trust	3.700%	6/1/24	200	212
5 United Airlines 2015-1 Class AA Pass
Through Trust	3.450%	12/1/27	425	446
5 United Airlines 2016-1 Class A Pass Through
Trust	3.450%	1/7/30	400	413
5 United Airlines 2016-1 Class AA Pass
Through Trust	3.100%	7/7/28	2,550	2,607
United Parcel Service Inc.	1.125%	10/1/17	800	801
United Parcel Service Inc.	5.500%	1/15/18	1,000	1,058
United Parcel Service Inc.	5.125%	4/1/19	175	192
United Parcel Service Inc.	3.125%	1/15/21	990	1,057
United Parcel Service Inc.	2.450%	10/1/22	925	961
United Parcel Service Inc.	6.200%	1/15/38	820	1,170
United Parcel Service Inc.	4.875%	11/15/40	350	442
United Parcel Service Inc.	3.625%	10/1/42	675	719
5 US Airways 2013-1 Class A Pass Through
Trust	3.950%	5/15/27	174	185
5 US Airways Inc. 2012-2 Class A Pass
Through Trust	4.625%	12/3/26	60	65
				2,053,260
Utilities (0.9%)
Electric (0.8%)
AEP Texas Central Co.	6.650%	2/15/33	400	517
Alabama Power Co.	5.500%	10/15/17	550	574
Alabama Power Co.	3.550%	12/1/23	700	764
Alabama Power Co.	2.800%	4/1/25	200	207
Alabama Power Co.	4.100%	1/15/42	700	757
Alabama Power Co.	3.850%	12/1/42	125	131
Alabama Power Co.	4.150%	8/15/44	300	329
Alabama Power Co.	3.750%	3/1/45	650	676
Alabama Power Co.	4.300%	1/2/46	250	282
Ameren Corp.	2.700%	11/15/20	825	850
Ameren Corp.	3.650%	2/15/26	465	497
Ameren Illinois Co.	6.125%	11/15/17	25	26
Ameren Illinois Co.	2.700%	9/1/22	250	260
Ameren Illinois Co.	3.250%	3/1/25	275	295
Ameren Illinois Co.	4.150%	3/15/46	500	574
American Electric Power Co. Inc.	1.650%	12/15/17	325	327
Appalachian Power Co.	3.400%	6/1/25	400	426
Appalachian Power Co.	5.800%	10/1/35	100	122
Appalachian Power Co.	6.700%	8/15/37	500	667
Appalachian Power Co.	7.000%	4/1/38	260	363
Arizona Public Service Co.	3.150%	5/15/25	500	531
Arizona Public Service Co.	2.550%	9/15/26	150	151
Arizona Public Service Co.	5.500%	9/1/35	150	191
Arizona Public Service Co.	5.050%	9/1/41	575	713
Arizona Public Service Co.	4.500%	4/1/42	25	29
Arizona Public Service Co.	4.700%	1/15/44	400	478
Arizona Public Service Co.	4.350%	11/15/45	50	57
Arizona Public Service Co.	3.750%	5/15/46	650	684

Atlantic City Electric Co.	7.750%	11/15/18	150	170
Baltimore Gas & Electric Co.	3.350%	7/1/23	950	1,015
Baltimore Gas & Electric Co.	2.400%	8/15/26	225	223
Baltimore Gas & Electric Co.	3.500%	8/15/46	700	703
Berkshire Hathaway Energy Co.	2.000%	11/15/18	125	127
Berkshire Hathaway Energy Co.	2.400%	2/1/20	200	205
Berkshire Hathaway Energy Co.	3.750%	11/15/23	525	573
Berkshire Hathaway Energy Co.	3.500%	2/1/25	500	537
Berkshire Hathaway Energy Co.	6.125%	4/1/36	975	1,298
Berkshire Hathaway Energy Co.	5.950%	5/15/37	1,225	1,589
Berkshire Hathaway Energy Co.	6.500%	9/15/37	370	509
Berkshire Hathaway Energy Co.	5.150%	11/15/43	475	574
Berkshire Hathaway Energy Co.	4.500%	2/1/45	500	563
Black Hills Corp.	2.500%	1/11/19	425	431
Black Hills Corp.	3.950%	1/15/26	250	268
Black Hills Corp.	3.150%	1/15/27	350	354
Black Hills Corp.	4.200%	9/15/46	375	383
CenterPoint Energy Houston Electric LLC	1.850%	6/1/21	1,625	1,636
CenterPoint Energy Houston Electric LLC	2.250%	8/1/22	250	255
CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	700	714
8 Cleco Corporate Holdings LLC	3.743%	5/1/26	725	752
8 Cleco Corporate Holdings LLC	4.973%	5/1/46	475	518
Cleco Power LLC	6.000%	12/1/40	175	220
Cleveland Electric Illuminating Co.	7.880%	11/1/17	200	213
Cleveland Electric Illuminating Co.	5.500%	8/15/24	1,775	2,115
CMS Energy Corp.	8.750%	6/15/19	500	591
CMS Energy Corp.	6.250%	2/1/20	600	683
CMS Energy Corp.	5.050%	3/15/22	500	570
CMS Energy Corp.	3.875%	3/1/24	175	191
CMS Energy Corp.	4.700%	3/31/43	350	400
CMS Energy Corp.	4.875%	3/1/44	300	352
Commonwealth Edison Co.	6.150%	9/15/17	600	627
Commonwealth Edison Co.	5.800%	3/15/18	150	160
Commonwealth Edison Co.	5.900%	3/15/36	100	131
Commonwealth Edison Co.	6.450%	1/15/38	1,030	1,466
Commonwealth Edison Co.	4.600%	8/15/43	550	647
Commonwealth Edison Co.	4.700%	1/15/44	900	1,076
Commonwealth Edison Co.	3.700%	3/1/45	1,500	1,554
Commonwealth Edison Co.	3.650%	6/15/46	125	129
Connecticut Light & Power Co.	5.500%	2/1/19	150	164
Connecticut Light & Power Co.	6.350%	6/1/36	250	344
Connecticut Light & Power Co.	4.150%	6/1/45	75	84
Consolidated Edison Co. of New York Inc.	6.650%	4/1/19	1,100	1,239
Consolidated Edison Co. of New York Inc.	4.450%	6/15/20	850	938
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	300	367
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	860	1,113
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	400	535
Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	400	577
Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	475	507
Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	1,530	1,759
Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	375	432
Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	340	357
Consolidated Edison Inc.	2.000%	5/15/21	300	303
Constellation Energy Group Inc.	5.150%	12/1/20	495	551
Consumers Energy Co.	6.125%	3/15/19	250	279
Consumers Energy Co.	6.700%	9/15/19	300	345
Consumers Energy Co.	2.850%	5/15/22	250	262

Consumers Energy Co.	3.375%	8/15/23	225	243
Consumers Energy Co.	4.100%	11/15/45	375	425
Consumers Energy Co.	3.250%	8/15/46	525	518
Consumers Energy Co.	4.350%	8/31/64	150	170
Delmarva Power & Light Co.	3.500%	11/15/23	125	135
Delmarva Power & Light Co.	4.000%	6/1/42	225	242
Dominion Resources Inc.	1.400%	9/15/17	650	650
Dominion Resources Inc.	2.500%	12/1/19	400	410
Dominion Resources Inc.	4.450%	3/15/21	125	138
Dominion Resources Inc.	2.750%	9/15/22	100	102
Dominion Resources Inc.	3.625%	12/1/24	800	846
Dominion Resources Inc.	3.900%	10/1/25	425	457
Dominion Resources Inc.	6.300%	3/15/33	500	621
Dominion Resources Inc.	5.250%	8/1/33	200	226
Dominion Resources Inc.	4.900%	8/1/41	550	616
Dominion Resources Inc.	4.050%	9/15/42	325	328
Dominion Resources Inc.	4.700%	12/1/44	600	665
5 Dominion Resources Inc.	5.750%	10/1/54	375	386
DTE Electric Co.	3.450%	10/1/20	410	438
DTE Electric Co.	3.900%	6/1/21	100	110
DTE Electric Co.	2.650%	6/15/22	425	439
DTE Electric Co.	3.375%	3/1/25	150	162
DTE Electric Co.	5.700%	10/1/37	125	165
DTE Electric Co.	3.950%	6/15/42	1,150	1,258
DTE Electric Co.	3.700%	6/1/46	750	793
DTE Energy Co.	1.500%	10/1/19	525	524
DTE Energy Co.	2.400%	12/1/19	350	357
DTE Energy Co.	3.500%	6/1/24	525	560
DTE Energy Co.	2.850%	10/1/26	2,450	2,434
Duke Energy Carolinas LLC	4.300%	6/15/20	500	550
Duke Energy Carolinas LLC	3.900%	6/15/21	1,030	1,126
Duke Energy Carolinas LLC	6.000%	12/1/28	300	393
Duke Energy Carolinas LLC	6.100%	6/1/37	425	566
Duke Energy Carolinas LLC	6.000%	1/15/38	25	34
Duke Energy Carolinas LLC	6.050%	4/15/38	25	34
Duke Energy Carolinas LLC	5.300%	2/15/40	710	901
Duke Energy Carolinas LLC	4.250%	12/15/41	800	891
Duke Energy Carolinas LLC	4.000%	9/30/42	425	457
Duke Energy Corp.	5.050%	9/15/19	425	467
Duke Energy Corp.	3.050%	8/15/22	200	209
Duke Energy Corp.	3.950%	10/15/23	225	246
Duke Energy Corp.	3.750%	4/15/24	475	512
Duke Energy Corp.	4.800%	12/15/45	700	797
Duke Energy Corp.	3.750%	9/1/46	300	292
Duke Energy Florida LLC	5.650%	6/15/18	50	54
Duke Energy Florida LLC	4.550%	4/1/20	1,375	1,512
Duke Energy Florida LLC	6.350%	9/15/37	525	737
Duke Energy Florida LLC	6.400%	6/15/38	600	853
Duke Energy Florida LLC	3.400%	10/1/46	200	196
5 Duke Energy Florida Project Finance LLC	1.196%	3/1/22	200	200
5 Duke Energy Florida Project Finance LLC	1.731%	9/1/22	200	201
5 Duke Energy Florida Project Finance LLC	2.538%	9/1/29	400	401
5 Duke Energy Florida Project Finance LLC	2.858%	3/1/33	200	200
5 Duke Energy Florida Project Finance LLC	3.112%	9/1/36	325	326
Duke Energy Indiana LLC	3.750%	7/15/20	185	199
Duke Energy Indiana LLC	6.120%	10/15/35	1,500	1,988
Duke Energy Indiana LLC	4.200%	3/15/42	475	523

Duke Energy Indiana LLC	4.900%	7/15/43	250	303
Duke Energy Indiana LLC	3.750%	5/15/46	1,250	1,302
Duke Energy Ohio Inc.	3.700%	6/15/46	375	387
Duke Energy Progress LLC	5.300%	1/15/19	675	737
Duke Energy Progress LLC	3.000%	9/15/21	750	794
Duke Energy Progress LLC	2.800%	5/15/22	350	368
Duke Energy Progress LLC	3.250%	8/15/25	1,800	1,934
Duke Energy Progress LLC	4.375%	3/30/44	525	598
Duke Energy Progress LLC	4.150%	12/1/44	300	330
Duke Energy Progress LLC	4.200%	8/15/45	525	585
Duke Energy Progress LLC	3.700%	10/15/46	175	181
Edison International	2.950%	3/15/23	950	979
El Paso Electric Co.	6.000%	5/15/35	175	215
El Paso Electric Co.	5.000%	12/1/44	250	294
8 Emera US Finance LP	2.150%	6/15/19	150	152
8 Emera US Finance LP	2.700%	6/15/21	275	281
8 Emera US Finance LP	3.550%	6/15/26	375	389
8 Emera US Finance LP	4.750%	6/15/46	1,825	1,964
Entergy Arkansas Inc.	3.750%	2/15/21	1,250	1,344
Entergy Corp.	2.950%	9/1/26	375	375
Entergy Gulf States Louisiana LLC	6.000%	5/1/18	150	160
Entergy Gulf States Louisiana LLC	5.590%	10/1/24	1,500	1,811
Entergy Louisiana LLC	5.400%	11/1/24	175	212
Entergy Louisiana LLC	2.400%	10/1/26	500	496
Entergy Louisiana LLC	3.050%	6/1/31	525	538
Entergy Louisiana LLC	4.950%	1/15/45	400	426
Entergy Texas Inc.	7.125%	2/1/19	300	337
Entergy Texas Inc.	5.150%	6/1/45	300	321
Eversource Energy	4.500%	11/15/19	2,357	2,558
Exelon Corp.	1.550%	6/9/17	250	250
Exelon Corp.	2.850%	6/15/20	225	233
Exelon Corp.	2.450%	4/15/21	250	255
Exelon Corp.	3.950%	6/15/25	500	542
Exelon Corp.	3.400%	4/15/26	1,500	1,557
Exelon Corp.	4.950%	6/15/35	800	911
Exelon Corp.	5.625%	6/15/35	365	438
Exelon Corp.	5.100%	6/15/45	200	233
Exelon Corp.	4.450%	4/15/46	500	541
Exelon Generation Co. LLC	6.200%	10/1/17	430	449
Exelon Generation Co. LLC	4.000%	10/1/20	575	614
Exelon Generation Co. LLC	5.600%	6/15/42	1,121	1,181
Florida Power & Light Co.	5.550%	11/1/17	75	79
Florida Power & Light Co.	2.750%	6/1/23	325	338
Florida Power & Light Co.	3.250%	6/1/24	300	322
Florida Power & Light Co.	5.625%	4/1/34	225	292
Florida Power & Light Co.	4.950%	6/1/35	50	61
Florida Power & Light Co.	5.950%	2/1/38	175	241
Florida Power & Light Co.	5.960%	4/1/39	225	312
Florida Power & Light Co.	4.125%	2/1/42	1,575	1,774
Florida Power & Light Co.	3.800%	12/15/42	925	1,004
Florida Power & Light Co.	4.050%	10/1/44	500	561
8 Fortis Inc./Canada	2.100%	10/4/21	200	199
8 Fortis Inc./Canada	3.055%	10/4/26	1,800	1,793
Georgia Power Co.	1.950%	12/1/18	450	458
Georgia Power Co.	2.400%	4/1/21	875	908
Georgia Power Co.	3.250%	4/1/26	1,800	1,914
Georgia Power Co.	5.950%	2/1/39	150	195

Georgia Power Co.	4.750%	9/1/40	125	144
Georgia Power Co.	4.300%	3/15/42	675	737
Georgia Power Co.	4.300%	3/15/43	250	273
Great Plains Energy Inc.	4.850%	6/1/21	1,095	1,198
Iberdrola International BV	6.750%	7/15/36	175	233
Indiana Michigan Power Co.	7.000%	3/15/19	300	336
Indiana Michigan Power Co.	3.200%	3/15/23	475	497
Interstate Power & Light Co.	3.250%	12/1/24	150	158
Interstate Power & Light Co.	3.400%	8/15/25	550	589
Interstate Power & Light Co.	6.250%	7/15/39	100	139
Interstate Power & Light Co.	3.700%	9/15/46	425	433
ITC Holdings Corp.	4.050%	7/1/23	175	190
ITC Holdings Corp.	5.300%	7/1/43	300	357
Jersey Central Power & Light Co.	6.150%	6/1/37	200	241
5 John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	164	191
Kansas City Power & Light Co.	6.050%	11/15/35	200	253
Kansas City Power & Light Co.	5.300%	10/1/41	830	968
Kentucky Utilities Co.	3.250%	11/1/20	200	211
Kentucky Utilities Co.	4.650%	11/15/43	875	1,037
LG&E & KU Energy LLC	3.750%	11/15/20	1,150	1,227
Louisville Gas & Electric Co.	5.125%	11/15/40	100	124
Louisville Gas & Electric Co.	4.650%	11/15/43	625	742
MidAmerican Energy Co.	6.750%	12/30/31	725	1,019
MidAmerican Energy Co.	4.800%	9/15/43	225	275
Mississippi Power Co.	4.250%	3/15/42	375	352
National Rural Utilities Cooperative Finance
Corp.	10.375%	11/1/18	1,100	1,300
National Rural Utilities Cooperative Finance
Corp.	1.650%	2/8/19	1,050	1,058
National Rural Utilities Cooperative Finance
Corp.	2.300%	11/15/19	75	77
National Rural Utilities Cooperative Finance
Corp.	2.000%	1/27/20	1,300	1,318
National Rural Utilities Cooperative Finance
Corp.	2.350%	6/15/20	900	922
National Rural Utilities Cooperative Finance
Corp.	2.300%	11/1/20	1,300	1,330
National Rural Utilities Cooperative Finance
Corp.	2.700%	2/15/23	675	701
National Rural Utilities Cooperative Finance
Corp.	3.250%	11/1/25	75	80
National Rural Utilities Cooperative Finance
Corp.	4.023%	11/1/32	789	863
5 National Rural Utilities Cooperative Finance
Corp.	4.750%	4/30/43	100	102
5 National Rural Utilities Cooperative Finance
Corp.	5.250%	4/20/46	325	348
Nevada Power Co.	6.500%	5/15/18	1,200	1,301
Nevada Power Co.	6.650%	4/1/36	410	573
Nevada Power Co.	5.450%	5/15/41	500	635
NextEra Energy Capital Holdings Inc.	2.400%	9/15/19	200	204
NextEra Energy Capital Holdings Inc.	2.700%	9/15/19	475	488
NextEra Energy Capital Holdings Inc.	4.500%	6/1/21	1,340	1,475
NextEra Energy Capital Holdings Inc.	3.625%	6/15/23	1,125	1,194
Northern States Power Co.	2.200%	8/15/20	200	205
Northern States Power Co.	5.250%	7/15/35	100	126
Northern States Power Co.	6.250%	6/1/36	650	906

Northern States Power Co.	6.200%	7/1/37	250	351
Northern States Power Co.	5.350%	11/1/39	375	485
Northern States Power Co.	4.125%	5/15/44	100	113
Northern States Power Co.	4.000%	8/15/45	200	223
Northern States Power Co.	3.600%	5/15/46	325	340
NorthWestern Corp.	4.176%	11/15/44	250	274
NSTAR Electric Co.	5.625%	11/15/17	525	549
NSTAR Electric Co.	3.250%	11/15/25	175	187
NSTAR Electric Co.	2.700%	6/1/26	1,800	1,839
NSTAR Electric Co.	5.500%	3/15/40	550	712
Oglethorpe Power Corp.	6.100%	3/15/19	200	220
Oglethorpe Power Corp.	5.950%	11/1/39	100	126
Oglethorpe Power Corp.	5.375%	11/1/40	380	458
Oglethorpe Power Corp.	4.550%	6/1/44	300	330
Oglethorpe Power Corp.	4.250%	4/1/46	125	133
Ohio Edison Co.	8.250%	10/15/38	400	601
Ohio Power Co.	6.050%	5/1/18	100	107
Oklahoma Gas & Electric Co.	5.850%	6/1/40	150	199
Oklahoma Gas & Electric Co.	3.900%	5/1/43	625	656
Oklahoma Gas & Electric Co.	4.000%	12/15/44	175	188
Oncor Electric Delivery Co. LLC	6.800%	9/1/18	330	363
Oncor Electric Delivery Co. LLC	2.150%	6/1/19	1,075	1,088
Oncor Electric Delivery Co. LLC	7.000%	9/1/22	200	253
Oncor Electric Delivery Co. LLC	7.250%	1/15/33	1,100	1,597
Oncor Electric Delivery Co. LLC	4.550%	12/1/41	500	585
Pacific Gas & Electric Co.	5.625%	11/30/17	250	263
Pacific Gas & Electric Co.	8.250%	10/15/18	275	312
Pacific Gas & Electric Co.	3.500%	10/1/20	410	439
Pacific Gas & Electric Co.	4.250%	5/15/21	225	248
Pacific Gas & Electric Co.	3.250%	9/15/21	1,200	1,274
Pacific Gas & Electric Co.	3.250%	6/15/23	575	611
Pacific Gas & Electric Co.	3.750%	2/15/24	150	164
Pacific Gas & Electric Co.	3.400%	8/15/24	625	671
Pacific Gas & Electric Co.	6.050%	3/1/34	1,235	1,649
Pacific Gas & Electric Co.	5.800%	3/1/37	1,025	1,349
Pacific Gas & Electric Co.	6.250%	3/1/39	1,000	1,373
Pacific Gas & Electric Co.	5.400%	1/15/40	500	635
Pacific Gas & Electric Co.	4.450%	4/15/42	300	340
Pacific Gas & Electric Co.	4.600%	6/15/43	225	260
Pacific Gas & Electric Co.	4.750%	2/15/44	1,000	1,195
Pacific Gas & Electric Co.	4.250%	3/15/46	375	422
PacifiCorp	5.650%	7/15/18	300	323
PacifiCorp	2.950%	2/1/22	1,000	1,054
PacifiCorp	3.600%	4/1/24	500	545
PacifiCorp	5.250%	6/15/35	475	585
PacifiCorp	6.100%	8/1/36	500	675
PacifiCorp	5.750%	4/1/37	410	538
PacifiCorp	6.250%	10/15/37	600	833
PacifiCorp	4.100%	2/1/42	350	384
PECO Energy Co.	5.350%	3/1/18	125	132
Pennsylvania Electric Co.	6.050%	9/1/17	75	78
Pennsylvania Electric Co.	5.200%	4/1/20	205	223
PG&E Corp.	2.400%	3/1/19	1,650	1,676
Potomac Electric Power Co.	6.500%	11/15/37	400	568
PPL Capital Funding Inc.	3.500%	12/1/22	375	398
PPL Capital Funding Inc.	3.950%	3/15/24	225	243
PPL Capital Funding Inc.	5.000%	3/15/44	1,450	1,638

PPL Electric Utilities Corp.	3.000%	9/15/21	1,485	1,572
PPL Electric Utilities Corp.	6.250%	5/15/39	100	139
PPL Electric Utilities Corp.	4.750%	7/15/43	200	240
Progress Energy Inc.	3.150%	4/1/22	500	523
Progress Energy Inc.	7.750%	3/1/31	625	883
Progress Energy Inc.	7.000%	10/30/31	200	269
Progress Energy Inc.	6.000%	12/1/39	285	364
PSEG Power LLC	5.125%	4/15/20	150	164
PSEG Power LLC	3.000%	6/15/21	325	335
PSEG Power LLC	4.150%	9/15/21	50	53
Public Service Co. of Colorado	5.125%	6/1/19	175	193
Public Service Co. of Colorado	3.200%	11/15/20	700	741
Public Service Co. of Colorado	2.900%	5/15/25	500	522
Public Service Co. of Colorado	3.600%	9/15/42	225	232
Public Service Co. of Colorado	4.300%	3/15/44	200	228
Public Service Co. of New Hampshire	3.500%	11/1/23	150	162
Public Service Co. of New Mexico	3.850%	8/1/25	150	160
Public Service Co. of Oklahoma	5.150%	12/1/19	600	659
Public Service Co. of Oklahoma	4.400%	2/1/21	500	547
Public Service Co. of Oklahoma	6.625%	11/15/37	275	365
Public Service Electric & Gas Co.	5.300%	5/1/18	394	419
Public Service Electric & Gas Co.	2.300%	9/15/18	450	460
Public Service Electric & Gas Co.	1.800%	6/1/19	200	203
Public Service Electric & Gas Co.	1.900%	3/15/21	200	203
Public Service Electric & Gas Co.	2.375%	5/15/23	225	230
Public Service Electric & Gas Co.	3.000%	5/15/25	500	530
Public Service Electric & Gas Co.	5.375%	11/1/39	300	386
Public Service Electric & Gas Co.	3.950%	5/1/42	1,525	1,682
Public Service Electric & Gas Co.	4.000%	6/1/44	100	111
Public Service Electric & Gas Co.	4.050%	5/1/45	500	563
Public Service Electric & Gas Co.	3.800%	3/1/46	1,000	1,093
Puget Energy Inc.	6.500%	12/15/20	250	290
Puget Energy Inc.	6.000%	9/1/21	400	463
Puget Energy Inc.	3.650%	5/15/25	1,550	1,614
Puget Sound Energy Inc.	5.483%	6/1/35	100	126
Puget Sound Energy Inc.	6.274%	3/15/37	500	684
Puget Sound Energy Inc.	5.757%	10/1/39	495	655
Puget Sound Energy Inc.	5.638%	4/15/41	390	510
Puget Sound Energy Inc.	4.434%	11/15/41	275	315
San Diego Gas & Electric Co.	3.000%	8/15/21	150	159
San Diego Gas & Electric Co.	2.500%	5/15/26	350	355
San Diego Gas & Electric Co.	6.000%	6/1/26	500	651
San Diego Gas & Electric Co.	5.350%	5/15/35	100	127
San Diego Gas & Electric Co.	6.125%	9/15/37	252	350
San Diego Gas & Electric Co.	5.350%	5/15/40	500	643
San Diego Gas & Electric Co.	4.500%	8/15/40	255	298
San Diego Gas & Electric Co.	4.300%	4/1/42	150	172
SCANA Corp.	4.750%	5/15/21	205	221
SCANA Corp.	4.125%	2/1/22	150	157
8 Sierra Pacific Power Co.	2.600%	5/1/26	300	304
Sierra Pacific Power Co.	6.750%	7/1/37	400	564
South Carolina Electric & Gas Co.	6.500%	11/1/18	1,100	1,217
South Carolina Electric & Gas Co.	6.625%	2/1/32	450	604
South Carolina Electric & Gas Co.	6.050%	1/15/38	150	198
South Carolina Electric & Gas Co.	5.450%	2/1/41	100	126
South Carolina Electric & Gas Co.	4.350%	2/1/42	200	219
South Carolina Electric & Gas Co.	4.600%	6/15/43	225	256

South Carolina Electric & Gas Co.	4.100%	6/15/46	830	888
South Carolina Electric & Gas Co.	4.500%	6/1/64	300	317
South Carolina Electric & Gas Co.	5.100%	6/1/65	350	412
Southern California Edison Co.	3.875%	6/1/21	350	383
5 Southern California Edison Co.	1.845%	2/1/22	275	276
Southern California Edison Co.	3.500%	10/1/23	300	327
Southern California Edison Co.	6.650%	4/1/29	225	302
Southern California Edison Co.	5.750%	4/1/35	508	666
Southern California Edison Co.	5.350%	7/15/35	1,460	1,832
Southern California Edison Co.	4.500%	9/1/40	205	239
Southern California Edison Co.	3.900%	12/1/41	145	157
Southern California Edison Co.	4.050%	3/15/42	425	470
Southern California Edison Co.	3.900%	3/15/43	475	517
Southern California Edison Co.	4.650%	10/1/43	455	554
Southern California Edison Co.	3.600%	2/1/45	150	157
Southern Co.	1.550%	7/1/18	375	377
Southern Co.	1.850%	7/1/19	325	327
Southern Co.	2.150%	9/1/19	200	202
Southern Co.	2.750%	6/15/20	400	413
Southern Co.	2.350%	7/1/21	600	610
Southern Co.	2.950%	7/1/23	525	542
Southern Co.	3.250%	7/1/26	1,125	1,163
Southern Co.	4.250%	7/1/36	875	931
Southern Co.	4.400%	7/1/46	1,050	1,140
Southern Power Co.	1.500%	6/1/18	250	250
Southern Power Co.	2.375%	6/1/20	100	102
Southern Power Co.	4.150%	12/1/25	175	189
Southern Power Co.	5.150%	9/15/41	960	1,042
Southern Power Co.	5.250%	7/15/43	500	548
Southwestern Electric Power Co.	5.875%	3/1/18	25	26
Southwestern Electric Power Co.	6.450%	1/15/19	250	275
Southwestern Electric Power Co.	6.200%	3/15/40	75	96
Southwestern Electric Power Co.	3.900%	4/1/45	1,500	1,500
Southwestern Public Service Co.	3.300%	6/15/24	1,850	1,967
Southwestern Public Service Co.	4.500%	8/15/41	100	117
Southwestern Public Service Co.	3.400%	8/15/46	1,450	1,445
System Energy Resources Inc.	4.100%	4/1/23	150	160
Tampa Electric Co.	6.100%	5/15/18	1,575	1,681
Tampa Electric Co.	5.400%	5/15/21	175	198
Tampa Electric Co.	2.600%	9/15/22	75	77
Tampa Electric Co.	6.550%	5/15/36	150	207
Tampa Electric Co.	4.200%	5/15/45	500	543
TECO Finance Inc.	6.572%	11/1/17	330	348
TECO Finance Inc.	5.150%	3/15/20	125	138
TransAlta Corp.	6.900%	5/15/18	100	106
TransAlta Corp.	4.500%	11/15/22	325	320
TransAlta Corp.	6.500%	3/15/40	175	161
Tri-State Generation & Transmission Assn.
Inc.	3.700%	11/1/24	550	583
Tri-State Generation & Transmission Assn.
Inc.	4.700%	11/1/44	150	167
Tri-State Generation & Transmission Assn.
Inc.	4.250%	6/1/46	100	108
Tucson Electric Power Co.	5.150%	11/15/21	130	145
Tucson Electric Power Co.	3.050%	3/15/25	200	202
UIL Holdings Corp.	4.625%	10/1/20	300	322
Union Electric Co.	6.700%	2/1/19	235	263

Union Electric Co.	3.500%	4/15/24	1,450	1,565
Union Electric Co.	3.900%	9/15/42	425	462
Union Electric Co.	3.650%	4/15/45	575	601
Virginia Electric & Power Co.	2.950%	1/15/22	750	790
Virginia Electric & Power Co.	3.100%	5/15/25	500	529
Virginia Electric & Power Co.	6.000%	1/15/36	500	662
Virginia Electric & Power Co.	6.000%	5/15/37	550	734
Virginia Electric & Power Co.	6.350%	11/30/37	600	834
Virginia Electric & Power Co.	8.875%	11/15/38	450	761
Virginia Electric & Power Co.	4.000%	1/15/43	850	915
Virginia Electric & Power Co.	4.450%	2/15/44	200	229
WEC Energy Group Inc.	2.450%	6/15/20	250	256
WEC Energy Group Inc.	3.550%	6/15/25	750	806
Westar Energy Inc.	3.250%	12/1/25	325	344
Westar Energy Inc.	2.550%	7/1/26	575	575
Westar Energy Inc.	4.125%	3/1/42	525	575
Westar Energy Inc.	4.100%	4/1/43	225	245
Westar Energy Inc.	4.625%	9/1/43	150	176
Westar Energy Inc.	4.250%	12/1/45	100	112
Wisconsin Electric Power Co.	4.250%	12/15/19	175	189
Wisconsin Electric Power Co.	2.950%	9/15/21	635	671
Wisconsin Electric Power Co.	5.625%	5/15/33	200	254
Wisconsin Electric Power Co.	4.250%	6/1/44	100	113
Wisconsin Electric Power Co.	4.300%	12/15/45	125	144
Wisconsin Power & Light Co.	5.000%	7/15/19	25	27
Wisconsin Power & Light Co.	2.250%	11/15/22	275	277
Wisconsin Power & Light Co.	6.375%	8/15/37	300	418
Wisconsin Power & Light Co.	4.100%	10/15/44	200	220
Wisconsin Public Service Corp.	1.650%	12/4/18	500	504
Wisconsin Public Service Corp.	3.671%	12/1/42	75	78
Xcel Energy Inc.	4.700%	5/15/20	305	333
Xcel Energy Inc.	3.300%	6/1/25	150	158
Xcel Energy Inc.	6.500%	7/1/36	635	865

Natural Gas (0.1%)
Atmos Energy Corp.	8.500%	3/15/19	1,140	1,327
Atmos Energy Corp.	5.500%	6/15/41	800	1,015
British Transco Finance Inc.	6.625%	6/1/18	430	465
CenterPoint Energy Resources Corp.	6.000%	5/15/18	150	159
CenterPoint Energy Resources Corp.	4.500%	1/15/21	265	287
CenterPoint Energy Resources Corp.	5.850%	1/15/41	675	817
KeySpan Corp.	8.000%	11/15/30	200	282
KeySpan Corp.	5.803%	4/1/35	250	305
NiSource Finance Corp.	6.400%	3/15/18	314	335
NiSource Finance Corp.	6.800%	1/15/19	550	612
NiSource Finance Corp.	5.450%	9/15/20	350	394
NiSource Finance Corp.	6.125%	3/1/22	450	537
NiSource Finance Corp.	6.250%	12/15/40	400	520
NiSource Finance Corp.	5.950%	6/15/41	500	627
NiSource Finance Corp.	5.800%	2/1/42	300	375
NiSource Finance Corp.	4.800%	2/15/44	200	226
ONE Gas Inc.	2.070%	2/1/19	300	304
ONE Gas Inc.	4.658%	2/1/44	125	145
Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	150	171
Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	150	149
Sempra Energy	6.150%	6/15/18	750	809
Sempra Energy	9.800%	2/15/19	250	297

Sempra Energy	2.400%	3/15/20	300	307
Sempra Energy	2.850%	11/15/20	1,225	1,268
Sempra Energy	4.050%	12/1/23	850	931
Sempra Energy	3.750%	11/15/25	330	355
Sempra Energy	6.000%	10/15/39	705	902
Southern California Gas Co.	2.600%	6/15/26	750	765
Southern California Gas Co.	5.750%	11/15/35	25	33
Southern California Gas Co.	3.750%	9/15/42	300	320
Southern California Gas Co.	4.450%	3/15/44	150	178
Southern Co. Gas Capital Corp	5.875%	3/15/41	125	156
Southern Co. Gas Capital Corp	4.400%	6/1/43	125	135
Southern Co. Gas Capital Corp.	3.500%	9/15/21	1,250	1,338
Southern Co. Gas Capital Corp.	3.875%	11/15/25	425	462
Southern Co. Gas Capital Corp.	3.250%	6/15/26	375	388
Southern Co. Gas Capital Corp.	3.950%	10/1/46	450	456
Spire Inc.	4.700%	8/15/44	350	384
Washington Gas Light Co.	3.796%	9/15/46	325	338

Other Utility (0.0%)
American Water Capital Corp.	6.085%	10/15/17	125	131
American Water Capital Corp.	3.850%	3/1/24	1,575	1,734
American Water Capital Corp.	6.593%	10/15/37	500	723
American Water Capital Corp.	4.300%	12/1/42	125	143
United Utilities plc	5.375%	2/1/19	200	214
Veolia Environnement SA	6.750%	6/1/38	200	265

				263,173
Total Corporate Bonds (Cost $3,163,357)				3,346,835
Sovereign Bonds (U.S. Dollar-Denominated) (2.0%)
African Development Bank	0.875%	3/15/18	1,500	1,498
African Development Bank	1.625%	10/2/18	300	304
African Development Bank	1.000%	5/15/19	1,200	1,197
African Development Bank	1.375%	2/12/20	350	352
African Development Bank	1.250%	7/26/21	1,700	1,689
African Development Bank	2.375%	9/23/21	1,500	1,566
Agricultural Bank Of China	2.000%	5/21/18	300	301
Agricultural Bank Of China	2.750%	5/21/20	250	255
Asian Development Bank	1.125%	3/15/17	1,325	1,327
Asian Development Bank	0.875%	4/26/18	1,200	1,199
Asian Development Bank	1.125%	6/5/18	2,300	2,304
Asian Development Bank	5.593%	7/16/18	500	538
Asian Development Bank	1.750%	9/11/18	1,650	1,675
Asian Development Bank	0.875%	10/5/18	1,650	1,648
Asian Development Bank	1.875%	10/23/18	530	540
Asian Development Bank	1.375%	1/15/19	1,000	1,007
Asian Development Bank	1.750%	3/21/19	575	585
Asian Development Bank	1.875%	4/12/19	1,550	1,582
Asian Development Bank	1.000%	8/16/19	450	449
Asian Development Bank	1.500%	1/22/20	2,500	2,528
Asian Development Bank	1.375%	3/23/20	2,250	2,264
Asian Development Bank	1.625%	3/16/21	2,600	2,635
Asian Development Bank	1.875%	2/18/22	1,850	1,889
Asian Development Bank	2.000%	1/22/25	1,000	1,019
Asian Development Bank	2.000%	4/24/26	400	407
8 Bank of England	1.250%	3/14/19	150	151
Canada	1.125%	3/19/18	2,100	2,107

Canada	1.625%	2/27/19	800	811
CNOOC Finance 2013 Ltd.	3.000%	5/9/23	1,950	1,969
CNOOC Finance 2015 Australia Pty Ltd.	2.625%	5/5/20	1,500	1,528
CNOOC Finance 2015 USA LLC	3.500%	5/5/25	1,800	1,843
CNOOC Nexen Finance 2014 ULC	4.250%	4/30/24	1,000	1,085
CNOOC Nexen Finance 2014 ULC	4.875%	4/30/44	400	469
Corp Andina de Fomento	2.125%	9/27/21	700	700
Corp. Andina de Fomento	1.500%	8/8/17	900	901
Corp. Andina de Fomento	2.000%	5/10/19	1,800	1,813
Corp. Andina de Fomento	4.375%	6/15/22	1,875	2,077
Council Of Europe Development Bank	1.000%	3/7/18	525	525
Council Of Europe Development Bank	1.125%	5/31/18	975	977
Council Of Europe Development Bank	1.625%	3/10/20	1,300	1,318
Council Of Europe Development Bank	1.625%	3/16/21	600	607
Ecopetrol SA	5.875%	9/18/23	1,800	1,935
Ecopetrol SA	4.125%	1/16/25	2,150	2,085
Ecopetrol SA	5.375%	6/26/26	450	467
Ecopetrol SA	7.375%	9/18/43	700	739
Ecopetrol SA	5.875%	5/28/45	1,075	989
Emirates Telecommunications Group Co.
PJSC	3.500%	6/18/24	200	211
European Bank for Reconstruction &
Development	0.750%	9/1/17	1,000	999
European Bank for Reconstruction &
Development	1.000%	6/15/18	700	701
European Bank for Reconstruction &
Development	1.000%	9/17/18	400	400
European Bank for Reconstruction &
Development	1.625%	11/15/18	50	51
European Bank for Reconstruction &
Development	1.750%	6/14/19	2,050	2,085
European Bank for Reconstruction &
Development	0.875%	7/22/19	2,500	2,484
European Bank for Reconstruction &
Development	1.750%	11/26/19	500	509
European Bank for Reconstruction &
Development	1.500%	3/16/20	1,650	1,664
European Bank for Reconstruction &
Development	1.875%	2/23/22	1,300	1,325
European Investment Bank	1.625%	6/15/17	100	100
European Investment Bank	1.000%	8/17/17	1,475	1,477
European Investment Bank	1.125%	9/15/17	450	451
European Investment Bank	1.000%	12/15/17	300	300
European Investment Bank	1.000%	3/15/18	4,075	4,080
European Investment Bank	1.250%	5/15/18	3,400	3,412
European Investment Bank	1.000%	6/15/18	3,500	3,499
European Investment Bank	1.125%	8/15/18	2,000	2,002
European Investment Bank	1.625%	12/18/18	3,200	3,239
European Investment Bank	1.875%	3/15/19	4,400	4,482
European Investment Bank	1.750%	6/17/19	4,675	4,751
European Investment Bank	1.125%	8/15/19	2,000	1,997
European Investment Bank	1.625%	3/16/20	4,100	4,156
European Investment Bank	1.375%	6/15/20	2,000	2,005
European Investment Bank	2.875%	9/15/20	5,000	5,300
European Investment Bank	1.625%	12/15/20	2,500	2,531
European Investment Bank	4.000%	2/16/21	4,000	4,444
European Investment Bank	2.000%	3/15/21	3,000	3,082

European Investment Bank	2.500%	4/15/21	3,650	3,827
European Investment Bank	1.375%	9/15/21	300	300
European Investment Bank	2.125%	10/15/21	350	362
European Investment Bank	2.250%	8/15/22	1,000	1,039
European Investment Bank	3.250%	1/29/24	1,550	1,720
European Investment Bank	1.875%	2/10/25	2,600	2,613
European Investment Bank	2.125%	4/13/26	3,000	3,072
Export Development Canada	0.750%	12/15/17	900	899
Export Development Canada	1.000%	6/15/18	150	150
Export Development Canada	1.500%	10/3/18	1,375	1,389
Export Development Canada	1.250%	2/4/19	800	806
Export Development Canada	1.500%	5/26/21	1,500	1,513
Export-Import Bank of Korea	3.750%	10/20/16	300	300
Export-Import Bank of Korea	2.875%	9/17/18	700	719
Export-Import Bank of Korea	1.750%	5/26/19	1,000	1,007
Export-Import Bank of Korea	2.375%	8/12/19	600	614
Export-Import Bank of Korea	4.000%	1/29/21	1,000	1,090
Export-Import Bank of Korea	2.500%	5/10/21	1,000	1,030
Export-Import Bank of Korea	5.000%	4/11/22	1,475	1,718
Export-Import Bank of Korea	4.000%	1/14/24	2,100	2,353
Export-Import Bank of Korea	3.250%	11/10/25	300	324
Export-Import Bank of Korea	2.625%	5/26/26	600	613
FMS Wertmanagement AoeR	1.125%	9/5/17	700	701
FMS Wertmanagement AoeR	1.000%	11/21/17	475	475
FMS Wertmanagement AoeR	1.625%	11/20/18	1,600	1,619
FMS Wertmanagement AoeR	1.000%	8/16/19	2,100	2,090
FMS Wertmanagement AoeR	1.750%	3/17/20	750	762
Hydro-Quebec	8.400%	1/15/22	1,235	1,614
Hydro-Quebec	8.050%	7/7/24	1,175	1,630
Industrial & Commercial Bank of China Ltd.	2.351%	11/13/17	500	503
Industrial & Commercial Bank of China Ltd.	3.231%	11/13/19	2,200	2,284
Industrial & Commercial Bank of China Ltd.	2.635%	5/26/21	600	609
Inter-American Development Bank	1.000%	7/14/17	1,400	1,402
Inter-American Development Bank	2.375%	8/15/17	250	253
Inter-American Development Bank	0.875%	3/15/18	350	350
Inter-American Development Bank	1.750%	8/24/18	5,105	5,181
Inter-American Development Bank	1.125%	8/28/18	3,700	3,714
Inter-American Development Bank	1.000%	5/13/19	2,800	2,796
Inter-American Development Bank	3.875%	9/17/19	100	108
Inter-American Development Bank	1.250%	10/15/19	1,700	1,706
Inter-American Development Bank	1.750%	10/15/19	2,200	2,240
Inter-American Development Bank	3.875%	2/14/20	500	544
Inter-American Development Bank	1.875%	6/16/20	1,000	1,024
Inter-American Development Bank	2.125%	11/9/20	350	362
Inter-American Development Bank	1.750%	4/14/22	3,500	3,549
Inter-American Development Bank	3.000%	2/21/24	2,600	2,841
Inter-American Development Bank	7.000%	6/15/25	250	339
Inter-American Development Bank	2.000%	6/2/26	4,375	4,453
Inter-American Development Bank	3.875%	10/28/41	800	977
Inter-American Development Bank	4.375%	1/24/44	450	596
International Bank for Reconstruction &
Development	0.875%	4/17/17	4,750	4,750
International Bank for Reconstruction &
Development	1.125%	7/18/17	950	952
International Bank for Reconstruction &
Development	1.000%	11/15/17	500	501

	International Bank for Reconstruction &
	Development	1.375%	4/10/18	3,200	3,224
	International Bank for Reconstruction &
	Development	1.000%	6/15/18	3,500	3,504
	International Bank for Reconstruction &
	Development	0.875%	7/19/18	4,000	3,995
	International Bank for Reconstruction &
	Development	1.875%	3/15/19	3,300	3,366
	International Bank for Reconstruction &
	Development	1.250%	7/26/19	4,500	4,527
	International Bank for Reconstruction &
	Development	0.875%	8/15/19	3,575	3,554
	International Bank for Reconstruction &
	Development	1.875%	10/7/19	1,500	1,533
	International Bank for Reconstruction &
	Development	1.375%	3/30/20	2,200	2,214
	International Bank for Reconstruction &
	Development	2.125%	11/1/20	2,200	2,277
	International Bank for Reconstruction &
	Development	1.625%	3/9/21	600	608
	International Bank for Reconstruction &
	Development	1.375%	5/24/21	4,000	4,010
	International Bank for Reconstruction &
	Development	2.250%	6/24/21	1,700	1,770
	International Bank for Reconstruction &
	Development	1.375%	9/20/21	4,500	4,516
	International Bank for Reconstruction &
	Development	1.625%	2/10/22	2,025	2,046
	International Bank for Reconstruction &
	Development	7.625%	1/19/23	25	34
	International Bank for Reconstruction &
	Development	2.500%	11/25/24	4,500	4,770
	International Bank for Reconstruction &
	Development	2.500%	7/29/25	2,500	2,645
	International Finance Corp.	1.000%	4/24/17	575	575
	International Finance Corp.	2.125%	11/17/17	950	960
	International Finance Corp.	0.625%	12/21/17	625	621
	International Finance Corp.	1.250%	7/16/18	2,200	2,204
	International Finance Corp.	1.750%	9/4/18	1,300	1,314
	International Finance Corp.	1.750%	9/16/19	1,100	1,118
	International Finance Corp.	1.625%	7/16/20	1,000	1,015
	International Finance Corp.	2.125%	4/7/26	2,250	2,318
9	Japan Bank for International Cooperation	1.125%	7/19/17	650	650
9	Japan Bank for International Cooperation	1.750%	7/31/18	925	932
9	Japan Bank for International Cooperation	1.750%	11/13/18	3,000	3,018
9	Japan Bank for International Cooperation	2.125%	2/7/19	1,000	1,016
9	Japan Bank for International Cooperation	1.750%	5/28/20	1,000	1,005
9	Japan Bank for International Cooperation	1.500%	7/21/21	1,200	1,189
9	Japan Bank for International Cooperation	3.375%	7/31/23	325	356
9	Japan Bank for International Cooperation	3.000%	5/29/24	650	699
9	Japan Bank for International Cooperation	2.125%	2/10/25	2,400	2,396
9	Japan Bank for International Cooperation	2.500%	5/28/25	1,000	1,041
10	KFW	0.875%	9/5/17	2,000	2,000
10	KFW	0.875%	12/15/17	1,475	1,474
10	KFW	1.000%	1/26/18	2,300	2,302
10	KFW	4.375%	3/15/18	3,450	3,620
10	KFW	0.875%	4/19/18	5,100	5,094

10	KFW	1.000%	6/11/18	2,200	2,201
10	KFW	4.500%	7/16/18	350	372
10	KFW	1.125%	8/6/18	1,500	1,503
10	KFW	1.000%	9/7/18	3,500	3,498
10	KFW	1.875%	4/1/19	3,925	3,999
10	KFW	4.875%	6/17/19	4,775	5,249
10	KFW	1.000%	7/15/19	5,500	5,478
10	KFW	1.750%	10/15/19	1,300	1,322
10	KFW	4.000%	1/27/20	150	163
10	KFW	1.500%	4/20/20	3,550	3,582
10	KFW	2.750%	9/8/20	4,500	4,742
10	KFW	2.750%	10/1/20	3,200	3,376
10	KFW	1.500%	6/15/21	7,100	7,125
10	KFW	2.375%	8/25/21	2,710	2,828
10	KFW	2.625%	1/25/22	1,500	1,587
10	KFW	2.000%	10/4/22	1,575	1,616
10	KFW	2.125%	1/17/23	1,750	1,803
10	KFW	2.500%	11/20/24	3,800	4,013
10	KFW	2.000%	5/2/25	2,500	2,542
10	KFW	0.000%	4/18/36	500	302
	Korea Development Bank	3.875%	5/4/17	1,000	1,015
	Korea Development Bank	4.625%	11/16/21	1,375	1,562
	Korea Development Bank	3.000%	9/14/22	1,400	1,489
	Korea Development Bank	3.750%	1/22/24	1,500	1,658
10	Landwirtschaftliche Rentenbank	2.375%	9/13/17	1,000	1,014
10	Landwirtschaftliche Rentenbank	1.000%	4/4/18	1,000	1,001
10	Landwirtschaftliche Rentenbank	1.875%	9/17/18	600	611
10	Landwirtschaftliche Rentenbank	1.750%	4/15/19	350	356
10	Landwirtschaftliche Rentenbank	1.375%	10/23/19	425	428
10	Landwirtschaftliche Rentenbank	2.000%	1/13/25	2,500	2,548
10	Landwirtschaftliche Rentenbank	2.375%	6/10/25	975	1,022
10	Landwirtschaftliche Rentenbank	1.750%	7/27/26	975	971
	Nexen Energy ULC	7.875%	3/15/32	100	144
	Nexen Energy ULC	5.875%	3/10/35	410	506
	Nexen Energy ULC	6.400%	5/15/37	800	1,055
	Nexen Energy ULC	7.500%	7/30/39	625	924
	Nordic Investment Bank	0.750%	1/17/18	2,700	2,696
	Nordic Investment Bank	1.125%	3/19/18	800	802
	Nordic Investment Bank	0.875%	9/27/18	500	500
	Nordic Investment Bank	1.875%	6/14/19	850	868
	North American Development Bank	2.300%	10/10/18	325	332
	North American Development Bank	4.375%	2/11/20	650	703
	North American Development Bank	2.400%	10/26/22	350	355
11	Oesterreichische Kontrollbank AG	1.125%	5/29/18	1,275	1,276
11	Oesterreichische Kontrollbank AG	1.125%	4/26/19	1,200	1,200
11	Oesterreichische Kontrollbank AG	1.375%	2/10/20	1,400	1,405
11	Oesterreichische Kontrollbank AG	1.500%	10/21/20	2,000	2,010
11	Oesterreichische Kontrollbank AG	1.875%	1/20/21	800	817
11	Oesterreichische Kontrollbank AG	2.375%	10/1/21	1,000	1,044
5	Oriental Republic of Uruguay	4.500%	8/14/24	1,000	1,105
5	Oriental Republic of Uruguay	4.375%	10/27/27	375	404
5	Oriental Republic of Uruguay	4.125%	11/20/45	2,029	1,892
5	Oriental Republic of Uruguay	5.100%	6/18/50	3,050	3,157
	Petroleos Mexicanos	5.750%	3/1/18	1,275	1,334
8	Petroleos Mexicanos	5.500%	2/4/19	1,250	1,319
	Petroleos Mexicanos	8.000%	5/3/19	1,950	2,190
	Petroleos Mexicanos	6.000%	3/5/20	450	489

	Petroleos Mexicanos	3.500%	7/23/20	500	504
	Petroleos Mexicanos	5.500%	1/21/21	1,830	1,947
	Petroleos Mexicanos	6.375%	2/4/21	2,500	2,720
8	Petroleos Mexicanos	6.375%	2/4/21	3,429	3,731
	Petroleos Mexicanos	4.875%	1/24/22	1,125	1,149
	Petroleos Mexicanos	3.500%	1/30/23	950	898
8	Petroleos Mexicanos	4.625%	9/21/23	1,200	1,205
	Petroleos Mexicanos	4.875%	1/18/24	750	758
5	Petroleos Mexicanos	2.290%	2/15/24	150	153
	Petroleos Mexicanos	2.378%	4/15/25	180	184
	Petroleos Mexicanos	4.500%	1/23/26	375	365
8	Petroleos Mexicanos	6.875%	8/4/26	1,991	2,239
	Petroleos Mexicanos	6.625%	6/15/35	1,000	1,018
	Petroleos Mexicanos	6.625%	6/15/38	375	375
	Petroleos Mexicanos	6.500%	6/2/41	300	292
	Petroleos Mexicanos	5.500%	6/27/44	3,475	3,012
	Petroleos Mexicanos	6.375%	1/23/45	1,000	960
	Petroleos Mexicanos	5.625%	1/23/46	4,404	3,856
8	Petroleos Mexicanos	6.750%	9/21/47	800	798
12	Power Sector Assets & Liabilities
	Management Corp.	9.625%	5/15/28	140	224
	Province of British Columbia	2.650%	9/22/21	500	529
	Province of British Columbia	2.000%	10/23/22	300	306
	Province of British Columbia	2.250%	6/2/26	1,200	1,225
	Province of Manitoba	1.125%	6/1/18	850	853
	Province of Manitoba	2.100%	9/6/22	300	308
	Province of Manitoba	3.050%	5/14/24	1,600	1,725
	Province of Manitoba	2.125%	6/22/26	850	853
	Province of New Brunswick	2.750%	6/15/18	725	746
	Province of Ontario	1.100%	10/25/17	2,050	2,054
	Province of Ontario	3.150%	12/15/17	100	103
	Province of Ontario	1.200%	2/14/18	1,200	1,202
	Province of Ontario	3.000%	7/16/18	400	413
	Province of Ontario	2.000%	9/27/18	1,650	1,676
	Province of Ontario	1.625%	1/18/19	4,000	4,035
	Province of Ontario	2.000%	1/30/19	2,875	2,923
	Province of Ontario	1.250%	6/17/19	800	800
	Province of Ontario	1.650%	9/27/19	925	934
	Province of Ontario	4.000%	10/7/19	850	916
	Province of Ontario	4.400%	4/14/20	475	523
	Province of Ontario	2.450%	6/29/22	100	104
	Province of Ontario	3.200%	5/16/24	1,000	1,085
	Province of Ontario	2.500%	4/27/26	1,000	1,034
	Quebec	4.625%	5/14/18	2,100	2,218
	Quebec	3.500%	7/29/20	1,530	1,645
	Quebec	2.750%	8/25/21	1,375	1,450
	Quebec	2.625%	2/13/23	2,050	2,143
	Quebec	7.125%	2/9/24	400	525
	Quebec	2.875%	10/16/24	700	742
	Quebec	2.500%	4/20/26	500	513
	Quebec	7.500%	9/15/29	1,075	1,622
	Republic of Chile	2.250%	10/30/22	150	152
	Republic of Chile	3.125%	1/21/26	2,960	3,130
	Republic of Chile	3.625%	10/30/42	800	853
	Republic of Colombia	7.375%	3/18/19	825	933
	Republic of Colombia	4.375%	7/12/21	2,130	2,305
5	Republic of Colombia	2.625%	3/15/23	1,125	1,109

Republic of Colombia	4.000%	2/26/24	3,750	3,994
Republic of Colombia	8.125%	5/21/24	400	529
5 Republic of Colombia	4.500%	1/28/26	1,500	1,654
Republic of Colombia	7.375%	9/18/37	1,000	1,350
Republic of Colombia	6.125%	1/18/41	1,775	2,160
5 Republic of Colombia	5.625%	2/26/44	533	620
5 Republic of Colombia	5.000%	6/15/45	2,729	2,964
Republic of Hungary	6.250%	1/29/20	1,300	1,461
Republic of Hungary	6.375%	3/29/21	5,225	6,054
Republic of Hungary	7.625%	3/29/41	550	862
Republic of Italy	6.875%	9/27/23	1,500	1,877
Republic of Italy	5.375%	6/15/33	1,400	1,700
Republic of Korea	7.125%	4/16/19	1,150	1,317
Republic of Korea	3.875%	9/11/23	650	740
Republic of Panama	5.200%	1/30/20	2,045	2,270
5 Republic of Panama	4.000%	9/22/24	600	656
5 Republic of Panama	3.750%	3/16/25	1,450	1,564
Republic of Panama	7.125%	1/29/26	900	1,213
Republic of Panama	9.375%	4/1/29	200	310
5 Republic of Panama	6.700%	1/26/36	2,284	3,129
5 Republic of Panama	4.300%	4/29/53	250	266
Republic of Peru	8.750%	11/21/33	3,635	5,937
5 Republic of Peru	6.550%	3/14/37	600	853
Republic of Peru	5.625%	11/18/50	1,275	1,694
Republic of Poland	6.375%	7/15/19	3,340	3,757
Republic of Poland	5.125%	4/21/21	2,725	3,079
Republic of Poland	5.000%	3/23/22	1,415	1,613
Republic of Poland	3.000%	3/17/23	2,000	2,080
Republic of Poland	4.000%	1/22/24	1,225	1,354
Republic of Poland	3.250%	4/6/26	150	159
Republic of South Africa	5.500%	3/9/20	1,560	1,700
Republic of South Africa	5.875%	5/30/22	100	113
Republic of South Africa	4.665%	1/17/24	3,800	4,014
Republic of South Africa	5.875%	9/16/25	100	113
Republic of South Africa	4.875%	4/14/26	950	999
Republic of South Africa	4.300%	10/12/28	1,800	1,782
Republic of South Africa	6.250%	3/8/41	700	844
Republic of South Africa	5.000%	10/12/46	350	352
Republic of the Philippines	8.375%	6/17/19	800	945
Republic of the Philippines	4.000%	1/15/21	3,475	3,770
Republic of the Philippines	4.200%	1/21/24	1,400	1,592
Republic of the Philippines	9.500%	10/21/24	550	844
Republic of the Philippines	10.625%	3/16/25	425	693
Republic of the Philippines	5.500%	3/30/26	1,500	1,892
Republic of the Philippines	9.500%	2/2/30	825	1,421
Republic of the Philippines	7.750%	1/14/31	775	1,207
Republic of the Philippines	6.375%	1/15/32	800	1,130
Republic of the Philippines	6.375%	10/23/34	1,675	2,433
Republic of the Philippines	5.000%	1/13/37	400	516
Republic of the Philippines	3.950%	1/20/40	300	343
Republic of the Philippines	3.700%	3/1/41	3,134	3,459
State of Israel	5.125%	3/26/19	300	328
State of Israel	4.000%	6/30/22	900	998
State of Israel	3.150%	6/30/23	1,100	1,169
State of Israel	2.875%	3/16/26	1,500	1,556
State of Israel	4.500%	1/30/43	900	1,024
Statoil ASA	3.125%	8/17/17	1,085	1,102

Statoil ASA	1.250%	11/9/17	600	599
Statoil ASA	1.200%	1/17/18	2,000	1,997
Statoil ASA	1.950%	11/8/18	200	202
Statoil ASA	5.250%	4/15/19	1,510	1,650
Statoil ASA	2.250%	11/8/19	1,000	1,019
Statoil ASA	2.900%	11/8/20	150	157
Statoil ASA	2.750%	11/10/21	1,100	1,148
Statoil ASA	3.150%	1/23/22	125	132
Statoil ASA	2.450%	1/17/23	400	407
Statoil ASA	2.650%	1/15/24	3,775	3,869
Statoil ASA	3.700%	3/1/24	500	546
Statoil ASA	3.250%	11/10/24	550	586
Statoil ASA	7.150%	1/15/29	250	346
Statoil ASA	5.100%	8/17/40	300	360
Statoil ASA	4.250%	11/23/41	325	349
Statoil ASA	3.950%	5/15/43	175	182
Statoil ASA	4.800%	11/8/43	600	704
Svensk Exportkredit AB	1.750%	5/30/17	125	126
Svensk Exportkredit AB	1.250%	4/12/19	1,000	1,001
Svensk Exportkredit AB	1.875%	6/17/19	1,550	1,575
Svensk Exportkredit AB	1.125%	8/28/19	1,400	1,395
Svensk Exportkredit AB	1.875%	6/23/20	600	606
Svensk Exportkredit AB	1.750%	3/10/21	800	808
United Mexican States	5.950%	3/19/19	113	125
United Mexican States	3.500%	1/21/21	290	308
United Mexican States	3.625%	3/15/22	6,580	6,934
United Mexican States	4.000%	10/2/23	2,742	2,934
United Mexican States	3.600%	1/30/25	1,175	1,218
United Mexican States	4.125%	1/21/26	800	863
United Mexican States	6.750%	9/27/34	309	409
United Mexican States	6.050%	1/11/40	2,420	2,952
United Mexican States	4.750%	3/8/44	4,592	4,773
United Mexican States	5.550%	1/21/45	1,100	1,278
United Mexican States	4.600%	1/23/46	600	612
United Mexican States	4.350%	1/15/47	650	638
United Mexican States	5.750%	10/12/10	4,292	4,570
Total Sovereign Bonds (Cost $572,825)				591,995
Taxable Municipal Bonds (0.4%)
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	6.449%	2/15/44	200	266
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	7.834%	2/15/41	100	153
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	6.053%	2/15/43	50	65
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.939%	2/15/47	925	1,200
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	6.270%	2/15/50	160	209
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	7.499%	2/15/50	75	113
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	8.084%	2/15/50	175	290
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.793%	4/1/30	100	131
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.918%	4/1/40	175	259

Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.263%	4/1/49	1,075	1,636
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	7.043%	4/1/50	125	201
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.907%	10/1/50	1,210	1,943
California Department of Water Resources
Power Supply Revenue	2.000%	5/1/22	1,000	1,008
California GO	5.750%	3/1/17	150	153
California GO	6.200%	10/1/19	1,600	1,827
California GO	5.700%	11/1/21	1,000	1,182
California GO	7.500%	4/1/34	2,270	3,455
California GO	7.550%	4/1/39	2,005	3,202
California GO	7.300%	10/1/39	350	533
California GO	7.350%	11/1/39	1,325	2,030
California GO	7.625%	3/1/40	800	1,273
California GO	7.600%	11/1/40	350	570
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.491%	11/1/39	100	135
Chicago IL GO	7.375%	1/1/33	550	612
Chicago IL GO	7.781%	1/1/35	100	115
Chicago IL Metropolitan Water Reclamation
District GO	5.720%	12/1/38	350	450
Chicago IL O'Hare International Airport
Revenue	6.845%	1/1/38	50	56
Chicago IL O'Hare International Airport
Revenue	6.395%	1/1/40	425	615
Chicago IL Transit Authority Sales Tax
Receipts Revenue	6.200%	12/1/40	200	251
Chicago IL Transit Authority Transfer Tax
Receipts Revenue	6.899%	12/1/40	735	974
Chicago IL Wastewater Transmission
Revenue	6.900%	1/1/40	75	100
Chicago IL Water Revenue	6.742%	11/1/40	575	758
Clark County NV Airport System Revenue	6.881%	7/1/42	75	85
Clark County NV Airport System Revenue	6.820%	7/1/45	275	428
Colorado Bridge Enterprise Revenue	6.078%	12/1/40	700	956
Commonwealth Financing Authority
Pennsylvania Revenue	6.218%	6/1/39	325	411
Connecticut GO	5.090%	10/1/30	575	671
Connecticut GO	5.850%	3/15/32	610	784
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.459%	11/1/30	150	184
Cook County IL GO	6.229%	11/15/34	400	500
Curators of the University of Missouri System
Facilities Revenue	5.792%	11/1/41	50	72
Dallas County TX Hospital District Revenue	5.621%	8/15/44	100	134
Dallas TX Area Rapid Transit Revenue	4.922%	12/1/41	675	862
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	200	290
Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	75	99
Dallas TX Convention Center Hotel
Development Corp. Hotel Revenue	7.088%	1/1/42	1,020	1,459
Dallas TX Independent School District GO	6.450%	2/15/35	150	179
Dartmouth College New Hampshire GO	4.750%	6/1/19	15	16
Denver CO City & County School District No.
1 COP	7.017%	12/15/37	100	143

	Denver CO City & County School District No.
	1 GO	5.664%	12/1/33	75	100
	District of Columbia Income Tax Revenue	5.591%	12/1/34	50	66
	District of Columbia Income Tax Revenue	5.582%	12/1/35	75	99
	District of Columbia Water & Sewer Authority
	Public Utility Revenue	4.814%	10/1/14	925	1,085
	Energy Northwest Washington Electric
	Revenue (Columbia Generating Station)	2.197%	7/1/19	250	255
	Florida Hurricane Catastrophe Fund Finance
	Corp. Revenue	2.107%	7/1/18	425	431
	Florida Hurricane Catastrophe Fund Finance
	Corp. Revenue	2.995%	7/1/20	1,400	1,469
	George Washington University District of
	Columbia GO	3.485%	9/15/22	500	538
	George Washington University District of
	Columbia GO	4.300%	9/15/44	400	444
	Georgia GO	4.503%	11/1/25	325	373
	Georgia Municipal Electric Power Authority
	Revenue	6.637%	4/1/57	610	828
	Georgia Municipal Electric Power Authority
	Revenue	6.655%	4/1/57	800	1,073
	Georgia Municipal Electric Power Authority
	Revenue	7.055%	4/1/57	150	186
	Houston TX GO	6.290%	3/1/32	800	1,014
	Houston TX Utility System Revenue	3.828%	5/15/28	275	308
	Illinois GO	5.365%	3/1/17	375	381
	Illinois GO	5.877%	3/1/19	600	648
	Illinois GO	4.950%	6/1/23	1,450	1,526
	Illinois GO	5.100%	6/1/33	3,220	3,099
	Illinois GO	6.630%	2/1/35	480	516
	Illinois GO	6.725%	4/1/35	475	514
	Illinois GO	7.350%	7/1/35	1,500	1,692
	Illinois Toll Highway Authority Revenue	6.184%	1/1/34	300	401
	Illinois Toll Highway Authority Revenue	5.851%	12/1/34	75	100
	Indianapolis IN Local Public Improvement
	Revenue	6.116%	1/15/40	475	663
13	Industry CA Sales Tax Revenue	5.125%	1/1/51	200	221
	JobsOhio Beverage System Statewide Liquor
	Profits Revenue	3.985%	1/1/29	300	338
	JobsOhio Beverage System Statewide Liquor
	Profits Revenue	4.532%	1/1/35	225	263
	Kansas Development Finance Authority
	Revenue	4.727%	4/15/37	500	556
	Kentucky Asset/Liability Commission General
	Fund Revenue	3.165%	4/1/18	14	15
	Los Angeles CA Community College District
	GO	6.600%	8/1/42	750	1,157
	Los Angeles CA Community College District
	GO	6.750%	8/1/49	235	374
	Los Angeles CA Department of Airports
	International Airport Revenue	6.582%	5/15/39	300	413
	Los Angeles CA Department of Water &
	Power Revenue	5.716%	7/1/39	100	133
	Los Angeles CA Department of Water &
	Power Revenue	6.008%	7/1/39	325	437
	Los Angeles CA Department of Water &
	Power Revenue	6.166%	7/1/40	100	115

	Los Angeles CA Department of Water &
	Power Revenue	6.574%	7/1/45	410	627
	Los Angeles CA Department of Water &
	Power Revenue	6.603%	7/1/50	500	782
	Los Angeles CA Unified School District GO	5.750%	7/1/34	1,060	1,412
	Los Angeles CA Unified School District GO	6.758%	7/1/34	100	145
	Los Angeles County CA Metropolitan
	Transportation Authority Sales Tax
	Revenue	5.735%	6/1/39	125	166
	Los Angeles County CA Public Works
	Financing Authority Lease Revenue	7.488%	8/1/33	200	281
	Los Angeles County CA Public Works
	Financing Authority Lease Revenue	7.618%	8/1/40	50	77
	Maryland Transportation Authority Facilities
	Projects Revenue	5.888%	7/1/43	100	137
	Massachusetts GO	4.200%	12/1/21	225	250
	Massachusetts GO	5.456%	12/1/39	845	1,152
	Massachusetts School Building Authority
	Dedicated Sales Tax Revenue	5.715%	8/15/39	500	689
	Massachusetts Transportation Fund Revenue	5.731%	6/1/40	50	69
	Massachusetts Water Pollution Abatement
	Trust Revenue	5.192%	8/1/40	435	533
	Metropolitan Government of Nashville &
	Davidson County TN Convention Center
	Authority Tourism Tax Revenue	6.731%	7/1/43	100	139
	Metropolitan Government of Nashville &
	Davidson County TN GO	5.707%	7/1/34	125	161
	Metropolitan Washington DC/VA Airports
	Authority Dulles Toll Road Revenue	7.462%	10/1/46	575	891
	Metropolitan Water District of Southern
	California Revenue	6.947%	7/1/40	75	89
	Mississippi GO	5.245%	11/1/34	50	64
	Missouri Highways & Transportation
	Commission Road Revenue	5.445%	5/1/33	100	128
14	New Jersey Economic Development Authority
	Revenue (State Pension Funding)	7.425%	2/15/29	1,435	1,811
	New Jersey Transportation Trust Fund
	Authority Transportation System Revenue	5.754%	12/15/28	460	515
	New Jersey Transportation Trust Fund
	Authority Transportation System Revenue	6.104%	12/15/28	1,150	1,268
	New Jersey Transportation Trust Fund
	Authority Transportation System Revenue	6.561%	12/15/40	450	540
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	375	589
	New Jersey Turnpike Authority Revenue	7.102%	1/1/41	1,705	2,600
	New York City NY GO	6.246%	6/1/35	100	115
	New York City NY GO	5.968%	3/1/36	160	218
	New York City NY GO	5.985%	12/1/36	75	100
	New York City NY GO	5.517%	10/1/37	400	524
	New York City NY GO	6.271%	12/1/37	700	992
	New York City NY GO	5.846%	6/1/40	100	139
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.750%	6/15/41	100	142
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.790%	6/15/41	500	566
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.952%	6/15/42	100	144

	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	6.011%	6/15/42	75	109
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.440%	6/15/43	100	137
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.882%	6/15/44	1,510	2,188
	New York City NY Transitional Finance
	Authority Building Aid Revenue	6.828%	7/15/40	250	359
	New York City NY Transitional Finance
	Authority Future Tax Revenue	5.767%	8/1/36	300	395
	New York City NY Transitional Finance
	Authority Future Tax Revenue	5.508%	8/1/37	150	197
	New York City NY Transitional Finance
	Authority Future Tax Revenue	5.572%	11/1/38	625	823
	New York Metropolitan Transportation
	Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	1,225	1,950
	New York Metropolitan Transportation
	Authority Revenue (Dedicated Tax Fund)	6.089%	11/15/40	50	69
	New York Metropolitan Transportation
	Authority Revenue (Transit Revenue)	5.871%	11/15/39	100	131
	New York Metropolitan Transportation
	Authority Revenue (Transit Revenue)	6.648%	11/15/39	585	834
	New York State Dormitory Authority Revenue
	(Personal Income Tax)	5.500%	3/15/30	530	674
	New York State Dormitory Authority Revenue
	(Personal Income Tax)	5.628%	3/15/39	95	126
	New York State Dormitory Authority Revenue
	(Personal Income Tax)	5.389%	3/15/40	100	133
	New York State Urban Development Corp.
	Revenue (Personal Income Tax)	5.770%	3/15/39	300	387
	New York State Urban Development Corp.
	Revenue (Personal Income Tax)	5.838%	3/15/40	75	99
	New York University Hospitals Center GO	4.428%	7/1/42	200	216
	New York University Hospitals Center
	Revenue	5.750%	7/1/43	375	493
	North Texas Tollway Authority System
	Revenue	6.718%	1/1/49	700	1,092
	Ohio State University General Receipts
	Revenue	4.910%	6/1/40	175	223
	Ohio State University General Receipts
	Revenue	3.798%	12/1/46	100	110
	Ohio State University General Receipts
	Revenue	4.048%	12/1/56	200	223
	Ohio State University General Receipts
	Revenue	4.800%	6/1/11	665	751
	Ohio University General Receipts Revenue	5.590%	12/1/14	200	239
	Ohio Water Development Authority Water
	Pollution Control Loan Fund Revenue	4.879%	12/1/34	100	120
	Orange County CA Local Transportation
	Authority Sales Tax Revenue	6.908%	2/15/41	75	109
	Oregon Department of Transportation
	Highway User Tax Revenue	5.834%	11/15/34	225	308
	Oregon GO	5.762%	6/1/23	500	580
	Oregon GO	5.892%	6/1/27	375	485
15	Oregon School Boards Association GO	4.759%	6/30/28	500	587
13	Oregon School Boards Association GO	5.528%	6/30/28	125	155
	Pennsylvania GO	4.650%	2/15/26	250	282

Pennsylvania GO	5.350%	5/1/30	400	444
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	9/15/27	100	110
Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	375	495
Pennsylvania Turnpike Commission Revenue	5.561%	12/1/49	75	102
Philadelphia PA Industrial Development
Authority City Service Agreement Revenue	3.964%	4/15/26	250	257
Port Authority of New York & New Jersey
Revenue	6.040%	12/1/29	125	168
Port Authority of New York & New Jersey
Revenue	5.647%	11/1/40	800	1,057
Port Authority of New York & New Jersey
Revenue	4.960%	8/1/46	975	1,222
Port Authority of New York & New Jersey
Revenue	5.310%	8/1/46	375	426
Port Authority of New York & New Jersey
Revenue	4.926%	10/1/51	535	668
Port Authority of New York & New Jersey
Revenue	4.458%	10/1/62	1,075	1,242
Port Authority of New York & New Jersey
Revenue	4.810%	10/15/65	150	183
President & Fellows of Harvard College
Massachusetts GO	4.875%	10/15/40	275	370
Princeton University New Jersey GO	4.950%	3/1/19	1,375	1,499
Princeton University New Jersey GO	5.700%	3/1/39	300	437
Regional Transportation District of Colorado
Sales Tax Revenue	5.844%	11/1/50	150	219
Rutgers State University New Jersey Revenue	5.665%	5/1/40	325	416
Sacramento CA Public Financing Authority
Lease Revenue	5.637%	4/1/50	350	423
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	4.839%	1/1/41	75	96
San Antonio TX Electric & Gas Systems
Revenue	5.985%	2/1/39	225	317
San Antonio TX Electric & Gas Systems
Revenue	5.718%	2/1/41	100	138
San Antonio TX Electric & Gas Systems
Revenue	5.808%	2/1/41	500	695
San Antonio TX Electric & Gas Systems
Revenue	4.427%	2/1/42	450	532
San Diego County CA Regional Airport
Authority Revenue	5.594%	7/1/43	300	342
San Diego County CA Water Authority
Revenue	6.138%	5/1/49	850	1,212
San Francisco CA City & County Public
Utilities Commission Water Revenue	6.000%	11/1/40	75	100
San Francisco CA City & County Public
Utilities Commission Water Revenue	6.950%	11/1/50	500	775
Santa Clara Valley CA Transportation
Authority Sales Tax Revenue	5.876%	4/1/32	645	837
Sonoma County CA Pension Obligation
Revenue	6.000%	12/1/29	250	308
South Carolina Public Service Authority
Revenue	2.388%	12/1/23	250	255
South Carolina Public Service Authority
Revenue	6.454%	1/1/50	375	548

	Texas GO	5.517%	4/1/39	660	921
	Texas Transportation Commission Revenue	5.028%	4/1/26	100	121
	Texas Transportation Commission Revenue	5.178%	4/1/30	275	351
	Texas Transportation Commission Revenue	4.631%	4/1/33	300	370
	Texas Transportation Commission Revenue	4.681%	4/1/40	100	126
	Tufts University Massachusetts GO	5.017%	4/15/12	550	652
	University of California Regents Medical
	Center Revenue	6.548%	5/15/48	150	215
	University of California Regents Medical
	Center Revenue	6.583%	5/15/49	125	179
	University of California Revenue	1.796%	7/1/19	1,400	1,418
	University of California Revenue	4.601%	5/15/31	500	584
	University of California Revenue	6.270%	5/15/31	500	560
	University of California Revenue	5.770%	5/15/43	410	552
	University of California Revenue	4.765%	5/15/44	150	164
	University of California Revenue	5.946%	5/15/45	275	370
	University of California Revenue	4.858%	5/15/12	330	365
	University of Massachusetts Building Authority
	Revenue	5.450%	11/1/40	75	100
	University of Southern California GO	5.250%	10/1/11	200	264
	University of Texas System Revenue
	Financing System Revenue	5.262%	7/1/39	100	134
	University of Texas System Revenue
	Financing System Revenue	6.276%	8/15/41	75	84
	University of Texas System Revenue
	Financing System Revenue	5.134%	8/15/42	150	197
	University of Virginia Revenue	6.200%	9/1/39	450	683
	Utah GO	4.554%	7/1/24	125	144
	Utah GO	3.539%	7/1/25	50	55
	Virginia Commonwealth Transportation Board
	Revenue	5.350%	5/15/35	160	207
	Washington GO	5.481%	8/1/39	50	68
	Washington GO	5.140%	8/1/40	480	637
	Washington University Revenue	3.086%	9/15/51	200	194
13	Wisconsin GO	5.700%	5/1/26	325	398
Total Taxable Municipal Bonds (Cost $96,523)					113,514

				Shares
Temporary Cash Investments (2.1%)1
Money Market Fund (2.1%)
16,17 Vanguard Market Liquidity Fund		0.640%		6,205,183	620,580
					620,580
				Face
				Amount
				($000)
U.S. Government and Agency Obligations (0.0%)
2	Federal Home Loan Bank Discount Notes	0.531%	10/19/16	500	500
18	United States Treasury Bill	0.321%	12/1/16	3,600	3,599
18	United States Treasury Bill	0.300%	12/22/16	600	600
					4,699
Total Temporary Cash Investments (Cost $625,232)					625,279
Total Investments (101.7%) (Cost $21,009,368)					30,057,540
Other Assets and Liabilities-Net (-1.7%)					(501,365)
Net Assets (100%)					29,556,175
*	Non-income-producing security.

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $53,366,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 60.1% and 1.9%, respectively, of net assets.
2 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
3 U.S. government-guaranteed.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of September 30, 2016.
7 Adjustable-rate security.
8 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2016, the aggregate value of these securities was $87,590,000, representing 0.3% of net assets.
9 Guaranteed by the Government of Japan.
10 Guaranteed by the Federal Republic of Germany.
11 Guaranteed by the Republic of Austria.
12 Guaranteed by the Republic of the Philippines.
13 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
14 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
15 Scheduled principal and interest payments are guaranteed by AMBAC (Ambac Assurance Corporation).
16 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
17 Includes $54,707,000 of collateral received for securities on loan.
18 Securities with a value of $2,899,000 and cash of $135,000 have been segregated as initial margin for open futures contracts.
COP—Certificate of Participation.
CVR—Contingent Value Rights.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

Balanced Index Fund

B. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

At September 30, 2016, counterparties had deposited in segregated accounts cash with a value of $408,000 in connection with TBA transactions.

C. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Balanced Index Fund

The following table summarizes the market value of the fund's investments as of September 30, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	17,681,572	10	323
U.S. Government and Agency Obligations	—	7,384,851	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	311,546	1,615
Corporate Bonds	—	3,346,835	—
Sovereign Bonds	—	591,995	—
Taxable Municipal Bonds	—	113,514	—
Temporary Cash Investments	620,580	4,699	—
Futures Contracts—Assets[1]	464	—	—
Total	18,302,616	11,753,450	1,938
1 Represents variation margin on the last day of the reporting period.

E. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At September 30, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	December 2016	534	57,683	973
E-mini Russell 2000 Index	December 2016	62	7,739	236
E-mini S&P MidCap 400 Index	December 2016	53	8,213	91
				1,300

Balanced Index Fund

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

F. At September 30, 2016, the cost of investment securities for tax purposes was $21,009,639,000. Net unrealized appreciation of investment securities for tax purposes was $9,047,901,000, consisting of unrealized gains of $9,125,116,000 on securities that had risen in value since their purchase and $77,215,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Managed Payout Fund

Consolidated Schedule of Investments (unaudited)
As of September 30, 2016

				Market
				Value
			Shares	($000)
Investment Companies (95.0%)
U.S. Stock Funds (24.6%)
Vanguard Total Stock Market Index Fund Investor Shares			6,198,468	335,833
Vanguard Value Index Fund Investor Shares			2,253,402	76,503
				412,336
Global Stock Fund (7.5%)
Vanguard Global Minimum Volatility Fund Investor Shares			10,355,273	126,438

International Stock Funds (25.3%)
Vanguard Total International Stock Index Fund Investor Shares			22,447,089	339,849
Vanguard Emerging Markets Stock Index Fund Investor Shares			3,579,432	84,832
				424,681
U.S. Bond Fund (12.2%)
1 Vanguard Total Bond Market II Index Fund Investor Shares			18,488,724	204,116

International Bond Fund (5.9%)
Vanguard Total International Bond Index Fund Investor Shares			8,859,232	98,958

Alternative Funds (19.5%)
Vanguard Alternative Strategies Fund Investor Shares			9,683,941	209,270
Vanguard Market Neutral Fund Investor Shares			10,005,729	117,267
				326,537
Total Investment Companies (Cost $1,378,774)				1,593,066
Temporary Cash Investments (4.9%)
			Face
		Maturity	Amount
	Coupon	Date	($000)
U.S. Government and Agency Obligations (4.9%)
2,3 Fannie Mae Discount Notes	0.320%–0.370%	10/17/16	2,535	2,535
2,3 Fannie Mae Discount Notes	0.330%–0.415%	11/14/16	2,525	2,524
2,3 Fannie Mae Discount Notes	0.225%–0.289%	11/16/16	2,969	2,968
2,3 Fannie Mae Discount Notes	0.350%	11/23/16	5,000	4,998
2,3 Fannie Mae Discount Notes	0.370%–0.380%	12/1/16	6,531	6,528
2,4 Federal Home Loan Bank Discount Notes	0.380%–0.400%	10/5/16	2,200	2,200
2,4 Federal Home Loan Bank Discount Notes	0.330%	10/6/16	1,000	1,000
2,4 Federal Home Loan Bank Discount Notes	0.320%–0.400%	10/7/16	1,900	1,900
2,4 Federal Home Loan Bank Discount Notes	0.380%–0.400%	10/11/16	1,700	1,700
2,4 Federal Home Loan Bank Discount Notes	0.400%	10/12/16	300	300
2,4 Federal Home Loan Bank Discount Notes	0.310%	10/14/16	5,000	5,000
2,4 Federal Home Loan Bank Discount Notes	0.350%–0.390%	10/17/16	2,606	2,606
2,4 Federal Home Loan Bank Discount Notes	0.410%	10/18/16	400	400
2,4 Federal Home Loan Bank Discount Notes	0.350%	10/19/16	300	300
2,4 Federal Home Loan Bank Discount Notes	0.300%–0.410%	10/26/16	901	901
2,4 Federal Home Loan Bank Discount Notes	0.300%	10/27/16	700	700
2,4 Federal Home Loan Bank Discount Notes	0.400%–0.420%	10/28/16	680	680
2,4 Federal Home Loan Bank Discount Notes	0.360%	11/2/16	700	700
2,4 Federal Home Loan Bank Discount Notes	0.340%	11/23/16	2,181	2,180
2,4 Federal Home Loan Bank Discount Notes	0.390%	12/9/16	500	500
2,4 Federal Home Loan Bank Discount Notes	0.320%	12/23/16	4,000	3,997

2,3 Freddie Mac Discount Notes		0.270%–0.390%	10/6/16	9,918	9,918
2,3 Freddie Mac Discount Notes		0.290%–0.411%	10/20/16	6,410	6,409
2,3 Freddie Mac Discount Notes		0.270%	11/9/16	4,847	4,845
2,3 Freddie Mac Discount Notes		0.300%	11/18/16	1,000	1,000
2,3 Freddie Mac Discount Notes		0.340%	12/1/16	500	500
2,3 Freddie Mac Discount Notes		0.400%	12/14/16	1,000	999
2,3 Freddie Mac Discount Notes		0.300%	12/16/16	741	740
2	United States Treasury Bill	0.317%	11/25/16	856	856
2	United States Treasury Bill	0.330%–0.333%	12/1/16	6,360	6,358
2	United States Treasury Bill	0.296%	12/8/16	2,167	2,166
2	United States Treasury Bill	0.359%	12/15/16	3,003	3,002
2	United States Treasury Bill	0.260%	12/29/16	1,358	1,357
Total Temporary Cash Investments (Cost $82,759)					82,767
Total Investments (99.9%) (Cost $1,461,533)					1,675,833
Other Assets and Liabilities-Net (0.1%)5					1,775
Net Assets (100%)					1,677,608

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard.
2 Security is owned by the Vanguard MPF Portfolio, which is a wholly owned subsidiary of the Managed Payout Fund.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
5 Cash with a value of $1,130,000 has been segregated as collateral for open over-the-counter swap contracts.

A. Basis for Consolidation: Vanguard MPF Portfolio ("the subsidiary"), which commenced operations on February 23, 2015. The subsidiary is wholly owned by the fund and is a unit trust established in the Cayman Islands under the Trusts Law (2011 Revision) of the Cayman Islands, which is organized to invest in certain commodity-linked investments on behalf of the fund, consistent with the fund's investment objectives and policies. The commodity-linked investments and other investments held by the subsidiary are subject to the same risks that apply to similar investments if held directly by the fund. As of September 30, 2016, the fund held $85,392,000 in the subsidiary, representing 5% of the fund's net assets. All inter-fund transactions and balances (including the fund's investment in the subsidiary) have been eliminated, and the Consolidated Schedule of Investments includes all investments and other accounts of the subsidiary as if held directly by the fund.

B. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Managed Payout Fund

The following table summarizes the market value of the fund's investments as of September 30, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Investment Companies	1,593,066	—	—
Temporary Cash Investments	—	82,767	—
Total	1,593,066	82,767	—

D. Swap Contracts: The fund gains exposure to commodities through the subsidiary's investment in swaps that earn the total return on a specified commodity index. Under the terms of the swaps, the subsidiary receives the total return on the specified index (receiving the increase or paying the decrease in the value of the specified index), applied to a notional amount. The subsidiary also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the subsidiary invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Consolidated Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until periodic payments are made, or the termination of the swap, at which time realized gain (loss) is recorded. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the subsidiary. The subsidiary's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The subsidiary mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the subsidiary may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the subsidiary under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the subsidiary's net assets decline below a certain level, triggering a payment by the subsidiary if the subsidiary is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the subsidiary has pledged. Any securities pledged as collateral for open contracts are noted in the Consolidated Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

At September 30, 2016, the subsidiary had the following open total return swap contracts:

				Floating
				Interest	Unrealized
			Notional	Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(Paid)	($000)
Credit Suisse Custom 34 Total Return
Index	10/31/16	CSI	85,470	(0.480%)	—
CSI—Credit Suisse International.

Managed Payout Fund

E. At September 30, 2016, the cost of investment securities for tax purposes was $1,461,533,000. Net unrealized appreciation of investment securities for tax purposes was $214,300,000, consisting of unrealized gains of $217,369,000 on securities that had risen in value since their purchase and $3,069,000 in unrealized losses on securities that had fallen in value since their purchase.

F. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
			Proceeds			Sept. 30,
	Dec. 31, 2015		from		Capital Gain	2016
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Alternative Strategies
Fund	161,729	51,451	12,500	—	—	209,270
Vanguard Emerging Markets
Stock Index Fund	79,099	5,165	10,591	1,590	—	84,832
Vanguard Global Minimum
Volatility Fund	238,411	—	130,920	—	—	126,438
Vanguard Market Liquidity Fund	—	NA2	NA2	2	—	—
Vanguard Market Neutral Fund	109,190	16,892	5,000	—	—	117,267
Vanguard Total Bond Market II
Index Fund	190,276	39,682	33,587	3,371	7	204,116
Vanguard Total International Bond
Index Fund	94,632	12,646	13,700	846	—	98,958
Vanguard Total International Stock
Index Fund	316,235	38,811	32,029	6,615	—	339,849
Vanguard Total Stock Market
Index Fund	315,294	21,208	22,991	4,308	—	335,833
Vanguard Value Index Fund	—	76,503	—	—	—	76,503
Total	1,504,866	262,358	261,318	16,732	7	1,593,066
1 Includes net realized gain (loss) on affiliated securities sold of $20,932,000.
2 Not applicable—purchases and sales are for temporary cash investment purposes.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD VALLEY FORGE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: November 17, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD VALLEY FORGE FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: November 17, 2016
VANGUARD VALLEY FORGE FUNDS
/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: November 17, 2016

*By: /s/ Anne E. Robinson
Anne E. Robinson, pursuant to a Power of Attorney filed on October 4, 2016, see File Number 33-32548, Incorporated by Reference.